HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
1
Shares Security Description
Value
(000)
Common Stocks — 99.69%
Aerospace & Defense — 1.75%
327
AeroVironment, Inc.(a) .............. $ 103
1,094
Ducommun, Inc.(a) ................ 105
5,461
General Dynamics Corp. ............. 1,862
3,456
HEICO Corp. ..................... 1,116
728
HEICO Corp., Class - A ............. 185
9,052
Kratos Defense & Security Solutions, Inc.(a) 827
5,883
L3Harris Technologies, Inc. .......... 1,797
9,411
Lockheed Martin Corp. .............. 4,698
64
Moog, Inc., Class - A ............... 13
2,258
Northrop Grumman Corp. ............ 1,376
4,289
Rocket Lab Corp.(a) ................ 205
67,703
RTX Corp. ....................... 11,329
20,165
The Boeing Co.(a) ................. 4,352
4,895
TransDigm Group, Inc. .............. 6,452
34,420
Air Freight & Logistics — 0.17%
5,251
Expeditors International of Washington, Inc. 644
4,786
FedEx Corp. ..................... 1,129
3,544
GXO Logistics, Inc.(a) .............. 187
1,172
Hub Group, Inc., Class - A ........... 40
16,845
United Parcel Service, Inc., Class - B .... 1,407
3,407
Automobile Components — 0.11%
12,225
Dana, Inc. ....................... 245
554
Dorman Products, Inc.(a) ............ 86
585
Gentex Corp. ..................... 17
12,500
Lear Corp. ....................... 1,257
1,395
Patrick Industries, Inc. .............. 144
39,645
The Goodyear Tire & Rubber Co.(a) .... 297
872
Visteon Corp. ..................... 105
2,151
Automobiles — 2.00%
71,725
Ford Motor Co. ................... 858
86,193
Tesla, Inc.(a) ..................... 38,332
39,190
Banks — 3.41%
1,715
Ameris Bancorp ................... 126
1,712
Axos Financial, Inc.(a) .............. 145
3,234
Banc of California, Inc. ............. 54
1,048
BancFirst Corp. ................... 133
236,345
Bank of America Corp. .............. 12,192
29,893
Bank OZK ....................... 1,524
6,251
BankUnited, Inc. .................. 239
4,171
Beacon Financial Corp. ............. 99
418
Byline Bancorp, Inc. ................ 12
2,951
Cathay General Bancorp ............. 142
7,844
Citigroup, Inc. .................... 796
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
22,580
Citizens Financial Group, Inc. ......... $ 1,200
9,351
Columbia Banking System, Inc. ....... 241
56,548
Comerica, Inc. .................... 3,874
722
Commerce Bancshares, Inc. .......... 43
1,092
Community Financial System, Inc. ..... 64
1,095
Community Trust Bancorp, Inc. ........ 61
2,630
ConnectOne Bancorp, Inc. ........... 65
3,479
Cullen/Frost Bankers, Inc. ............ 441
9,064
CVB Financial Corp. ............... 171
32,941
East West Bancorp, Inc. ............. 3,506
688
Enterprise Financial Services Corp. ..... 40
6,060
FB Financial Corp. ................. 338
13,076
Fifth Third Bancorp ................ 583
2,460
First Bancorp ..................... 130
3,516
First Busey Corp. .................. 81
591
First Citizens BancShares, Inc., Class - A . 1,057
3,478
First Financial Bancorp .............. 88
6,815
First Hawaiian, Inc. ................ 169
91,124
First Horizon Corp. ................ 2,060
3,590
First Merchants Corp. ............... 135
6,458
Fulton Financial Corp. .............. 120
1,287
German American Bancorp, Inc. ....... 51
561
Glacier Bancorp, Inc. ............... 27
3,205
Hancock Whitney Corp. ............. 201
868
Hilltop Holdings, Inc. ............... 29
78,113
Huntington Bancshares, Inc. .......... 1,349
3,570
Independent Bank Corp. ............. 247
129
International Bancshares Corp. ........ 9
70,115
JPMorgan Chase & Co. ............. 22,115
1,193
Lakeland Financial Corp. ............ 77
3,497
M&T Bank Corp. .................. 691
18,862
Mechanics Bancorp(a) .............. 251
695
NBT Bancorp, Inc. ................. 29
663
Nicolet Bankshares, Inc. ............. 89
6,060
OceanFirst Financial Corp. ........... 106
3,649
OFG Bancorp .................... 159
2,194
Old Second Bancorp, Inc. ............ 38
1,149
Orrstown Financial Services, Inc. ...... 39
1,889
Pinnacle Financial Partners, Inc. ....... 177
3,750
Provident Bancorp, Inc.(a) ........... 47
1,157
QCR Holdings, Inc. ................ 88
106,556
Regions Financial Corp. ............. 2,810
990
ServisFirst Bancshares, Inc. .......... 80
3,954
Simmons First National Corp., Class - A . 76
997
SOUTHSTATE BANK Corp. ......... 99
3,405
Sterling Bancorp., Inc.(b) ............ —
1,311
Stock Yards Bancorp, Inc. ............ 92
34,305
Synovus Financial Corp. ............. 1,684
510
Texas Capital Bancshares, Inc.(a) ...... 43
2,444
The Bank of N.T. Butterfield & Son Ltd. . 105
8,270
The PNC Financial Services Group, Inc. . 1,662

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
3,235
Towne Bank ..................... $ 112
240
Triumph Financial, Inc.(a) ............ 12
2,275
United Bankshares, Inc. ............. 85
3,391
United Community Banks, Inc. ........ 106
2,044
Univest Financial Corp. ............. 61
2,879
Veritex Holdings, Inc. ............... 97
18,695
Wells Fargo & Co. ................. 1,567
7,014
WesBanco, Inc. ................... 224
16,779
Western Alliance Bancorp ............ 1,455
623
Western New England Bancorp, Inc. .... 7
963
Wintrust Financial Corp. ............. 128
1,135
WSFS Financial Corp. .............. 61
10,848
Zions Bancorp NA ................. 614
66,928
Beverages — 1.11%
9,103
Brown-Forman Corp., Class - B ....... 247
1,320
Celsius Holdings, Inc.(a) ............. 76
2,846
Constellation Brands, Inc., Class - A .... 383
6,891
Keurig Dr Pepper, Inc. .............. 176
26,922
Monster Beverage Corp.(a) ........... 1,812
57,885
PepsiCo, Inc. ..................... 8,129
6,267
Primo Brands Corp. ................ 139
163,217
The Coca-Cola Co. ................. 10,824
341
The Vita Coco Co., Inc.(a) ........... 14
21,800
Biotechnology — 1.69%
34,760
AbbVie, Inc. ..................... 8,049
892
Agios Pharmaceuticals, Inc.(a) ........ 36
665
Alkermes PLC(a) .................. 20
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 5,167
25,106
Amgen, Inc. ...................... 7,086
1,323
Anavex Life Sciences Corp.^(a) ....... 12
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 23
1,049
Cytokinetics, Inc.(a) ................ 58
24,003
Design Therapeutics, Inc.^(a) ......... 181
3,633
Dynavax Technologies Corp.(a) ........ 36
4,978
Halozyme Therapeutics, Inc.(a) ........ 365
1,019
Insmed, Inc.(a) .................... 147
9,060
Kodiak Sciences, Inc.(a) ............. 148
388
Krystal Biotech, Inc.(a) .............. 68
3,976
MannKind Corp.(a) ................ 21
19,253
Moderna, Inc.(a) .................. 497
14,064
Natera, Inc.(a) .................... 2,264
800
Neurocrine Biosciences, Inc.(a) ........ 112
6,995
Olema Pharmaceuticals, Inc.(a) ........ 68
2,087
PDL BioPharma, Inc.(a) ............. 3
1,755
PTC Therapeutics, Inc.(a) ............ 108
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,135
3,305
Revolution Medicines, Inc.(a) ......... 154
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
745
Rhythm Pharmaceuticals, Inc.(a) ....... $ 75
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 33
574
Twist Bioscience Corp.(a) ............ 16
5,355
United Therapeutics Corp.(a) ......... 2,245
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 41
1,163
Veracyte, Inc.(a) ................... 40
1,839
Vericel Corp.(a) ................... 58
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 4,863
33,129
Broadline Retail — 3.92%
330,362
Amazon.com, Inc.(a) ............... 72,538
15,760
eBay, Inc. ....................... 1,433
331
Etsy, Inc.(a) ...................... 22
8,527
Macy's, Inc. ...................... 153
928
MercadoLibre, Inc.(a) ............... 2,169
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 658
76,973
Building Products — 0.48%
10,045
A.O. Smith Corp. .................. 737
1,948
Apogee Enterprises, Inc. ............. 85
404
Armstrong World Industries, Inc. ....... 79
2,770
AZZ, Inc. ....................... 302
38,763
Carrier Global Corp. ................ 2,315
443
Insteel Industries, Inc. ............... 17
13,273
Johnson Controls International PLC ..... 1,459
6,549
Masco Corp. ..................... 461
9,049
Trane Technologies PLC ............. 3,819
2,342
Zurn Elkay Water Solutions Corp. ...... 110
9,384
Capital Markets — 3.16%
4,496
Affiliated Managers Group, Inc. ....... 1,072
2,506
Ameriprise Financial, Inc. ............ 1,231
2,656
Ares Management Corp., Class - A ..... 425
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 58
13,347
BGC Group, Inc., Class - A ........... 126
4,582
Blackrock, Inc. ................... 5,342
2,335
Cboe Global Markets, Inc. ........... 573
7,911
CME Group, Inc. .................. 2,137
979
Cohen & Steers, Inc. ............... 64
4,421
Coinbase Global, Inc., Class - A(a) ..... 1,492
1,203
FactSet Research Systems, Inc. ........ 345
3,056
Federated Hermes, Inc. .............. 159
184
Hamilton Lane, Inc., Class - A ......... 25
75
Houlihan Lokey, Inc. ............... 15
9,172
Interactive Brokers Group, Inc. ........ 631
5,643
Intercontinental Exchange, Inc. ........ 951
140,122
Invesco Ltd. ...................... 3,214

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
18,395
Janus Henderson Group PLC ......... $ 819
17,093
Jefferies Financial Group, Inc. ......... 1,118
9,493
KKR & Co., Inc. .................. 1,234
1,384
LPL Financial Holdings, Inc. .......... 460
349
MarketAxess Holdings, Inc. .......... 61
3,523
Millrose Properties, Inc. ............. 118
128
Moelis & Co., Class - A ............. 9
3,981
Moody's Corp. .................... 1,897
51,857
Morgan Stanley ................... 8,243
1,076
Morningstar, Inc. .................. 250
838
MSCI, Inc. ...................... 475
1,887
Nasdaq, Inc. ..................... 167
437
PJT Partners, Inc., Class - A .......... 78
36,398
Robinhood Markets, Inc., Class - A(a) ... 5,211
9,447
S&P Global, Inc. .................. 4,598
7,695
State Street Corp. .................. 893
1,512
Stifel Financial Corp. ............... 172
924
StoneX Group, Inc.(a) .............. 93
9,812
T. Rowe Price Group, Inc. ............ 1,007
41,953
The Charles Schwab Corp. ........... 4,005
16,318
The Goldman Sachs Group, Inc. ....... 12,996
157
Virtus Investment Partners, Inc. ........ 30
9,720
WisdomTree, Inc. .................. 135
61,929
Chemicals — 1.24%
10,894
Air Products and Chemicals, Inc. ....... 2,971
828
Avient Corp. ..................... 27
4,923
Axalta Coating Systems Ltd.(a) ........ 141
695
Balchem Corp. .................... 104
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 3,903
9,311
Corteva, Inc. ..................... 630
9,217
Dow, Inc. ....................... 211
13,063
DuPont de Nemours, Inc. ............ 1,018
25,632
Ecolab, Inc. ...................... 7,019
4,020
FMC Corp. ...................... 135
497
Hawkins, Inc. .................... 91
1,018
Innospec, Inc. .................... 79
7,628
Linde PLC ....................... 3,623
35,802
LyondellBasell Industries N.V., Class - A . 1,756
1,019
Minerals Technologies, Inc. ........... 63
129
NewMarket Corp. ................. 107
24,876
Olin Corp. ....................... 622
1,544
Orion SA ........................ 12
898
Sensient Technologies Corp. .......... 84
4,752
The Sherwin-Williams Co. ........... 1,645
24,245
Commercial Services & Supplies — 0.44%
2,075
ABM Industries, Inc. ............... 96
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
2,183
Brady Corp., Class - A .............. $ 170
1,307
Casella Waste Systems, Inc.(a) ........ 124
105,381
Copart, Inc.(a) .................... 4,739
5,910
CoreCivic, Inc.(a) ................. 120
3,253
HNI Corp. ....................... 152
5,037
Quad/Graphics, Inc. ................ 32
1,577
RB Global, Inc. ................... 171
1,270
Republic Services, Inc. .............. 291
741
The Brink's Co. ................... 87
1,472
The GEO Group, Inc.(a) ............. 30
5,073
Veralto Corp. ..................... 541
9,682
Waste Management, Inc. ............. 2,138
8,691
Communications Equipment — 1.05%
19,104
Arista Networks, Inc.(a) ............. 2,784
216,571
Cisco Systems, Inc. ................ 14,817
673
Clearfield, Inc.(a) .................. 23
825
F5, Inc.(a) ....................... 267
6,088
Motorola Solutions, Inc. ............. 2,784
20,675
Construction & Engineering — 0.06%
5,983
AECOM ........................ 781
291
Comfort Systems USA, Inc. .......... 240
2,153
Fluor Corp.(a) .................... 91
218
MYR Group, Inc.(a) ................ 45
2,938
WillScot Holdings Corp. ............. 62
1,219
Construction Materials — 0.08%
1,351
Martin Marietta Materials, Inc. ........ 852
2,578
Vulcan Materials Co. ............... 793
1,645
Consumer Finance — 0.82%
20,855
American Express Co. .............. 6,927
26,557
Capital One Financial Corp. .......... 5,645
2,878
Consumer Portfolio Services, Inc.(a) .... 22
95
Credit Acceptance Corp.(a) ........... 44
3,434
LendingClub Corp.(a) ............... 52
875
Navient Corp. .................... 12
351
Nelnet, Inc., Class - A ............... 44
14,450
OneMain Holdings, Inc. ............. 816
90,466
SLM Corp. ...................... 2,504
16,066
Consumer Staples Distribution & Retail — 1.92%
16,536
Costco Wholesale Corp. ............. 15,307
5,123
Dollar Tree, Inc.(a) ................. 483
828
Performance Food Group Co.(a) ....... 86

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
202
PriceSmart, Inc. ................... $ 24
18,118
Sysco Corp. ...................... 1,492
17,745
Target Corp. ..................... 1,592
9,040
The Kroger Co. ................... 609
175,950
Walmart, Inc. ..................... 18,134
714
Weis Markets, Inc. ................. 51
37,778
Containers & Packaging — 0.18%
2,235
AptarGroup, Inc. .................. 299
774
Avery Dennison Corp. .............. 126
22,939
Ball Corp. ....................... 1,156
2,133
Graphic Packaging Holding Co. ....... 42
10,608
International Paper Co. .............. 492
2,891
Packaging Corp. of America .......... 630
17,292
Silgan Holdings, Inc. ............... 743
2,452
Sonoco Products Co. ............... 106
3,594
Distributors — 0.05%
6,793
Genuine Parts Co. ................. 942
381
Pool Corp. ....................... 118
1,060
Diversified Consumer Services — 0.04%
131
Duolingo, Inc.(a) .................. 42
7,498
H&R Block, Inc. .................. 379
4,824
Service Corp. International ........... 402
312
Stride, Inc.(a) ..................... 46
869
Diversified REITs — 0.02%
4,168
Alexander & Baldwin, Inc. ........... 76
7,907
Broadstone Net Lease, Inc. ........... 141
1,323
Essential Properties Realty Trust, Inc. ... 39
3,709
Gladstone Commercial Corp. ......... 46
711
One Liberty Properties, Inc. .......... 16
318
Diversified Telecommunication Services — 0.71%
383,861
AT&T, Inc. ...................... 10,841
2,728
EchoStar Corp., Class - A(a) .......... 208
19,117
Frontier Communications Parent, Inc.(a) . 714
8,770
GCI Liberty, Inc.(a)(b) .............. —
256
Iridium Communications, Inc. ......... 4
48,780
Verizon Communications, Inc. ......... 2,144
13,911
Electric Utilities — 1.36%
1,915
ALLETE, Inc. .................... 127
1,604
Alliant Energy Corp. ............... 108
Shares Security Description
Value
(000)
Common Stocks (continued)
Electric Utilities (continued)
30,034
American Electric Power Co., Inc. ...... $ 3,379
3,035
Constellation Energy Corp. ........... 999
7,685
Duke Energy Corp. ................. 951
17,710
Edison International ................ 979
47,734
Evergy, Inc. ...................... 3,629
9,106
Exelon Corp. ..................... 410
60,365
FirstEnergy Corp. .................. 2,766
242
MGE Energy, Inc. ................. 20
39,736
NextEra Energy, Inc. ............... 3,000
36,550
NRG Energy, Inc. .................. 5,919
12,422
OGE Energy Corp. ................. 575
846
Otter Tail Corp. ................... 69
464
Portland General Electric Co. ......... 20
32,159
The Southern Co. .................. 3,048
9,169
Xcel Energy, Inc. .................. 739
26,738
Electrical Equipment — 0.78%
8,507
AMETEK, Inc. ................... 1,599
4,130
Bloom Energy Corp., Class - A(a) ...... 349
12,355
Eaton Corp. PLC .................. 4,624
29,952
Emerson Electric Co. ............... 3,929
2,360
EnerSys ......................... 267
4,901
GE Vernova, Inc. .................. 3,014
1,210
Hubbell, Inc. ..................... 521
4,506
Regal Rexnord Corp. ............... 646
931
Rockwell Automation, Inc. ........... 325
15,274
Electronic Equipment, Instruments & Components
— 0.29%
809
Advanced Energy Industries, Inc. ...... 138
24,420
Amphenol Corp., Class - A ........... 3,022
1,155
Arlo Technologies, Inc.(a) ............ 20
521
Badger Meter, Inc. ................. 93
544
Belden, Inc. ...................... 65
824
ePlus, Inc. ....................... 59
103
Flex Ltd.(a) ...................... 6
548
IPG Photonics Corp.(a) .............. 43
1,575
Jabil, Inc. ....................... 342
8,929
Keysight Technologies, Inc.(a) ........ 1,562
111
Novanta, Inc.(a) ................... 11
1,841
PC Connection, Inc. ................ 114
51
Plexus Corp.(a) ................... 7
86
Sanmina Corp.(a) .................. 10
34
TD SYNNEX Corp. ................ 6
1,116
TTM Technologies, Inc.(a) ........... 64
2,343
Vontier Corp. ..................... 98
376
Zebra Technologies Corp.(a) .......... 112
5,772

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Energy Equipment & Services — 0.21%
7,609
Archrock, Inc. .................... $ 200
460
Cactus, Inc., Class - A ............... 18
26,930
Halliburton Co. ................... 662
747
Kodiak Gas Services, Inc. ............ 28
5,195
Liberty Energy, Inc. ................ 64
40,389
Patterson-UTI Energy, Inc. ........... 209
45,535
Schlumberger N.V. ................. 1,566
11,270
Solaris Energy Infrastructure, Inc. ...... 450
21,429
TechnipFMC PLC ................. 846
4,043
Entertainment — 1.33%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 125
1,640
Atlanta Braves Holdings, Inc.(a) ....... 75
682
Cinemark Holdings, Inc. ............. 19
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,553
15,388
Netflix, Inc.(a) .................... 18,449
18,260
ROBLOX Corp., Class - A(a) ......... 2,529
28,569
The Walt Disney Co. ............... 3,271
26,021
Financial Services — 3.52%
8,213
Apollo Global Management, Inc. ....... 1,095
23,967
AvidXchange Holdings, Inc.(a) ........ 238
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 40
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 21,419
49,585
Equitable Holdings, Inc. ............. 2,518
2,141
EVERTEC, Inc. ................... 72
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 24
4,072
Fiserv, Inc.(a) ..................... 525
9,518
Global Payments, Inc. ............... 791
708
I3 Verticals, Inc., Class - A(a) ......... 23
1,852
Jack Henry & Associates, Inc. ......... 276
28,125
Mastercard, Inc., Class - A ........... 15,998
228
MGIC Investment Corp. ............. 6
2,840
Payoneer Global, Inc.(a) ............. 17
34,688
PayPal Holdings, Inc.(a) ............. 2,326
62,050
Visa, Inc., Class - A ................ 21,183
31,527
Voya Financial, Inc. ................ 2,358
1,294
Walker & Dunlop, Inc. .............. 108
198
WEX, Inc.(a) ..................... 31
69,048
Food Products — 0.44%
13,782
Archer-Daniels-Midland Co. .......... 823
283
Cal-Maine Foods, Inc. .............. 27
1,587
Darling Ingredients, Inc.(a) ........... 49
365
Freshpet, Inc.(a) ................... 20
12,760
General Mills, Inc. ................. 643
Shares Security Description
Value
(000)
Common Stocks (continued)
Food Products (continued)
7,674
Hormel Foods Corp. ................ $ 190
682
J & J Snack Foods Corp. ............. 66
10,284
Kellanova ....................... 843
413
Lamb Weston Holdings, Inc. .......... 24
5,092
McCormick & Co., Inc. ............. 341
65,720
Mondelez International, Inc., Class - A ... 4,105
1,277
Post Holdings, Inc.(a) ............... 137
3,009
The Hershey Co. .................. 563
2,332
The J.M. Smucker Co. .............. 253
13,887
The Kraft Heinz Co. ................ 362
1,116
The Simply Good Foods Co.(a) ........ 28
1,675
Tootsie Roll Industries, Inc. ........... 70
8,544
Gas Utilities — 0.19%
808
Atmos Energy Corp. ................ 138
1,491
Brookfield Infrastructure Corp. ........ 61
480
Chesapeake Utilities Corp. ........... 65
33,223
National Fuel Gas Co. .............. 3,069
329
New Jersey Resources Corp. .......... 16
3,451
ONE Gas, Inc. .................... 279
1,094
Southwest Gas Holdings, Inc. ......... 86
2,134
UGI Corp. ....................... 71
3,785
Ground Transportation — 1.17%
128,274
CSX Corp. ....................... 4,555
5,345
Norfolk Southern Corp. ............. 1,606
3,682
Old Dominion Freight Line, Inc. ....... 518
62,802
Uber Technologies, Inc.(a) ........... 6,153
42,704
Union Pacific Corp. ................ 10,094
22,926
Health Care Equipment & Supplies — 1.81%
82,859
Abbott Laboratories ................ 11,099
10,657
Baxter International, Inc. ............ 243
4,799
Becton Dickinson & Co. ............. 898
10,892
Boston Scientific Corp.(a) ............ 1,063
4,886
Dexcom, Inc.(a) ................... 329
15,552
Edwards Lifesciences Corp.(a) ........ 1,209
960
Embecta Corp. .................... 14
6,535
GE HealthCare Technologies, Inc. ...... 491
698
Glaukos Corp.(a) .................. 57
434
Haemonetics Corp.(a) ............... 21
9,518
ICU Medical, Inc.(a) ............... 1,142
4,343
IDEXX Laboratories, Inc.(a) .......... 2,775
883
Inspire Medical Systems, Inc.(a) ....... 66
479
Integer Holdings Corp.(a) ............ 49
19,494
Intuitive Surgical, Inc.(a) ............ 8,718
933
iRhythm Technologies, Inc.(a) ......... 160
511
Lantheus Holdings, Inc.(a) ........... 26

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
271
LeMaitre Vascular, Inc. .............. $ 24
74
Medtronic PLC ................... 7
4,151
Merit Medical Systems, Inc.(a) ........ 345
26,890
Novocure Ltd.(a) .................. 347
1,347
Omnicell, Inc.(a) .................. 41
1,434
Penumbra, Inc.(a) .................. 363
4,072
ResMed, Inc. ..................... 1,115
1,498
STERIS PLC ..................... 371
9,642
Stryker Corp. ..................... 3,564
19,385
Tactile Systems Technology, Inc.(a) ..... 268
2,516
The Cooper Cos., Inc.(a) ............. 172
693
TransMedics Group, Inc.(a) ........... 78
3,346
Zimmer Biomet Holdings, Inc. ........ 330
7,594
Zimvie, Inc.(a) .................... 144
35,529
Health Care Providers & Services — 1.63%
158
Addus HomeCare Corp.(a) ........... 19
3,127
Cencora, Inc. ..................... 977
13
Chemed Corp. .................... 6
1,113
Concentra Group Holdings Parent, Inc. .. 23
459
CorVel Corp.(a) ................... 36
22,394
CVS Health Corp. ................. 1,688
9,467
Elevance Health, Inc. ............... 3,059
47
Encompass Health Corp. ............. 6
4,756
HCA Healthcare, Inc. ............... 2,027
3,283
Henry Schein, Inc.(a) ............... 218
4,083
Labcorp Holdings, Inc. .............. 1,172
8,667
McKesson Corp. .................. 6,696
992
Molina Healthcare, Inc.(a) ........... 190
717
National HealthCare Corp. ........... 87
1,478
Owens & Minor, Inc.(a) ............. 7
10,773
Quest Diagnostics, Inc. .............. 2,053
1,380
Select Medical Holdings Corp. ........ 18
3,135
Solventum Corp.(a) ................ 229
1,068
Surgery Partners, Inc.(a) ............. 23
11,241
The Cigna Group .................. 3,240
195
The Ensign Group, Inc. .............. 34
29,483
UnitedHealth Group, Inc. ............ 10,180
31,988
Health Care REITs — 0.46%
8,558
CareTrust REIT, Inc. ............... 297
174,195
Healthcare Realty Trust, Inc. .......... 3,140
686
National Health Investors, Inc. ........ 55
36,358
Omega Healthcare Investors, Inc. ...... 1,535
6,550
Sabra Health Care REIT, Inc. ......... 122
40,605
Ventas, Inc. ...................... 2,842
5,701
Welltower, Inc. .................... 1,016
9,007
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Technology — 0.23%
1,615
Phreesia, Inc.(a) ................... $ 38
9,828
Schrodinger, Inc.(a) ................ 197
14,457
Veeva Systems, Inc., Class - A(a) ....... 4,307
4,542
Hotel & Resort REITs — 0.01%
9,262
DiamondRock Hospitality Co. ......... 74
1,766
Ryman Hospitality Properties, Inc. ...... 158
232
Hotels, Restaurants & Leisure — 1.77%
5,277
Airbnb, Inc., Class - A(a) ............ 641
162
BJ's Restaurants, Inc.(a) ............. 5
1,179
Booking Holdings, Inc. .............. 6,366
3,538
Boyd Gaming Corp. ................ 306
31,802
Carnival Corp.(a) .................. 919
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,133
1,046
Choice Hotels International, Inc. ....... 112
2,249
Darden Restaurants, Inc. ............. 428
1,221
Dave & Buster's Entertainment, Inc.(a) .. 22
3,779
DoorDash, Inc., Class - A(a) .......... 1,028
23,594
DraftKings, Inc.(a) ................. 882
1,218
Hilton Grand Vacations, Inc.(a) ........ 51
148
Hilton Worldwide Holdings, Inc. ....... 38
3,826
Hyatt Hotels Corp., Class - A ......... 543
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 50
13,101
Marriott International, Inc., Class - A .... 3,412
20,166
McDonald's Corp. ................. 6,128
217
Monarch Casino & Resort, Inc. ........ 23
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 1,254
3,005
Planet Fitness, Inc., Class - A(a) ....... 312
16,947
Royal Caribbean Cruises Ltd. ......... 5,484
64,141
Starbucks Corp. ................... 5,426
5,395
Super Group SGHC Ltd. ............. 71
581
Texas Roadhouse, Inc. .............. 97
34,731
Household Durables — 0.25%
201
Cavco Industries, Inc.(a) ............. 117
1,030
Champion Homes, Inc.(a) ............ 79
3,443
D.R. Horton, Inc. .................. 583
4,095
Dream Finders Homes, Inc., Class - A(a) . 106
5,591
Garmin Ltd. ...................... 1,376
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 13
705
Legacy Housing Corp.(a) ............ 19
6,964
Lennar Corp., Class - A .............. 878
83
Lennar Corp., Class - B ............. 10
4,132
PulteGroup, Inc. ................... 546
8,005
Toll Brothers, Inc. ................. 1,106

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
2,166
Tri Pointe Homes, Inc.(a) ............ $ 74
4,907
Household Products — 0.97%
1,892
Central Garden & Pet Co.(a) .......... 62
1,710
Central Garden & Pet Co., Class - A(a) .. 50
6,339
Church & Dwight Co., Inc. ........... 555
9,514
Colgate-Palmolive Co. .............. 761
23,369
Kimberly-Clark Corp. ............... 2,906
3,754
The Clorox Co. ................... 463
92,793
The Procter & Gamble Co. ........... 14,258
19,055
Independent Power and Renewable Electricity Producers
— 0.36%
1,499
Clearway Energy, Inc., Class - C ....... 42
35,390
Vistra Corp. ...................... 6,934
6,976
Industrial Conglomerates — 0.71%
12,543
3M Co. ......................... 1,946
1,120
Brookfield Business Corp., Class - A .... 38
19,608
General Electric Co. ................ 5,898
28,328
Honeywell International, Inc. ......... 5,963
13,845
Industrial REITs — 0.14%
1,133
EastGroup Properties, Inc. ........... 192
875
Innovative Industrial Properties, Inc. .... 47
20,968
Prologis, Inc. ..................... 2,400
2,707
STAG Industrial, Inc. ............... 96
2,735
Insurance — 2.12%
33,180
Aflac, Inc. ....................... 3,706
8,552
Aon PLC, Class - A ................ 3,049
1,831
Arthur J. Gallagher & Co. ............ 567
1,195
Assurant, Inc. .................... 259
36,463
Axis Capital Holdings Ltd. ........... 3,493
1,709
Brown & Brown, Inc. ............... 160
11,297
Chubb Ltd. ...................... 3,189
3,252
Cincinnati Financial Corp. ........... 514
35
Everest Group Ltd. ................. 12
52,976
Fidelity National Financial, Inc. ....... 3,205
3,462
Goosehead Insurance, Inc., Class - A .... 258
3,604
Horace Mann Educators Corp. ......... 163
43,476
Lincoln National Corp. .............. 1,753
14,422
Marsh & McLennan Cos., Inc. ........ 2,906
26,353
MetLife, Inc. ..................... 2,171
7,077
Old Republic International Corp. ....... 301
22,534
Principal Financial Group, Inc. ........ 1,868
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
11,007
Prudential Financial, Inc. ............ $ 1,142
7,591
Reinsurance Group of America, Inc. .... 1,458
3,014
RenaissanceRe Holdings Ltd. ......... 765
372
Selective Insurance Group, Inc. ........ 30
3,408
Stewart Information Services Corp. ..... 250
26,534
The Allstate Corp. ................. 5,696
8,510
The Progressive Corp. .............. 2,102
6,974
The Travelers Cos., Inc. ............. 1,947
621
Trupanion, Inc.(a) ................. 27
9,301
W.R. Berkley Corp. ................ 713
41,704
Interactive Media & Services — 7.40%
182,337
Alphabet, Inc., Class - A ............. 44,326
190,025
Alphabet, Inc., Class - C ............. 46,281
1,296
Cargurus, Inc.(a) .................. 48
1,412
Match Group, Inc. ................. 50
73,862
Meta Platforms, Inc., Class - A ........ 54,244
6,760
Yelp, Inc.(a) ...................... 211
145,160
IT Services — 0.81%
15,185
Accenture PLC, Class - A ............ 3,745
3,168
Akamai Technologies, Inc.(a) ......... 240
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 275
1,369
DigitalOcean Holdings, Inc.(a) ........ 47
8,471
EPAM Systems, Inc.(a) .............. 1,277
13,957
GoDaddy, Inc., Class - A(a) ........... 1,910
15,429
International Business Machines Corp. ... 4,352
32,062
Okta, Inc.(a) ..................... 2,940
135
The Hackett Group, Inc. ............. 3
4,247
VeriSign, Inc. ..................... 1,187
15,976
Leisure Products — 0.02%
324
American Outdoor Brands, Inc.(a) ...... 3
356
MasterCraft Boat Holdings, Inc.(a) ..... 8
14,953
Mattel, Inc.(a) .................... 251
1,298
Smith & Wesson Brands, Inc. ......... 13
1,461
YETI Holdings, Inc.(a) .............. 48
323
Life Sciences Tools & Services — 0.82%
4,371
Agilent Technologies, Inc. ............ 561
4,564
Bio-Techne Corp. .................. 254
1,836
Bruker Corp. ..................... 60
15,219
Danaher Corp. .................... 3,017
710
IQVIA Holdings, Inc.(a) ............. 135
599
Medpace Holdings, Inc.(a) ........... 308
3,554
Mettler-Toledo International, Inc.(a) .... 4,363

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
2,205
QIAGEN N.V. .................... $ 99
493
Repligen Corp.(a) .................. 66
724
Revvity, Inc. ..................... 63
13,024
Thermo Fisher Scientific, Inc. ......... 6,316
3,017
Waters Corp.(a) ................... 905
16,147
Machinery — 1.77%
11,054
AGCO Corp. ..................... 1,184
68
Albany International Corp. ........... 4
21,751
Caterpillar, Inc. ................... 10,378
5,428
Cummins, Inc. .................... 2,293
4,840
Deere & Co. ..................... 2,213
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,355
220
Enpro, Inc. ...................... 50
1,648
Esab Corp. ....................... 184
1,328
ESCO Technologies, Inc. ............ 280
1,773
Federal Signal Corp. ................ 211
5,857
Fortive Corp. ..................... 287
141
Franklin Electric Co., Inc. ............ 13
1,569
Graco, Inc. ...................... 133
2,539
IDEX Corp. ...................... 413
8,257
Illinois Tool Works, Inc. ............. 2,153
13,883
Ingersoll Rand, Inc. ................ 1,147
2,518
ITT, Inc. ........................ 450
819
JBT Marel Corp. .................. 115
236
Mueller Industries, Inc. .............. 24
16,478
Mueller Water Products, Inc., Class - A .. 421
1,750
Nordson Corp. .................... 397
17,109
Oshkosh Corp. .................... 2,219
16,233
Otis Worldwide Corp. ............... 1,484
1,693
Parker-Hannifin Corp. .............. 1,284
21
RBC Bearings, Inc.(a) .............. 8
2,067
Terex Corp. ...................... 106
2,085
The Greenbrier Cos., Inc. ............ 96
11,372
The Middleby Corp.(a) .............. 1,512
2,490
The Timken Co. ................... 187
927
The Toro Co. ..................... 71
16,476
Westinghouse Air Brake Technologies Corp. 3,303
4,923
Xylem, Inc. ...................... 726
34,705
Marine Transportation — 0.01%
2,101
Kirby Corp.(a) .................... 175
Media — 0.27%
84,982
Comcast Corp., Class - A ............ 2,670
4,889
Fox Corp., Class - A ................ 308
8,724
Omnicom Group, Inc. ............... 711
1,952
Ralliant Corp. .................... 85
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
2,249
TEGNA, Inc. ..................... $ 46
31,882
The Interpublic Group of Cos., Inc. ..... 890
13,683
The Trade Desk, Inc., Class - A(a) ...... 671
5,381
Metals & Mining — 0.20%
6,655
ATI, Inc.(a) ...................... 541
5,219
Coeur Mining, Inc.(a) ............... 98
9,750
Hecla Mining Co. .................. 118
19,223
Newmont Corp. ................... 1,620
8,225
Nucor Corp. ...................... 1,114
2,916
Ryerson Holding Corp. .............. 67
1,912
Steel Dynamics, Inc. ................ 267
137
Warrior Met Coal, Inc. .............. 9
1,868
Worthington Steel, Inc. .............. 57
3,891
Mortgage Real Estate Investment Trusts (REITs)
— 0.14%
1,691
Dynex Capital, Inc. ................ 21
198,350
Rithm Capital Corp. ................ 2,259
20,515
Starwood Property Trust, Inc. ......... 397
2,677
Multi-Utilities — 0.64%
2,674
Ameren Corp. .................... 279
5,156
Black Hills Corp. .................. 318
84,210
CenterPoint Energy, Inc. ............. 3,266
1,937
CMS Energy Corp. ................. 142
1,642
Consolidated Edison, Inc. ............ 165
1,144
Dominion Energy, Inc. .............. 70
16,840
DTE Energy Co. .................. 2,382
72,854
NiSource, Inc. .................... 3,155
5,865
Public Service Enterprise Group, Inc. .... 489
1,902
Sempra ......................... 171
847
Unitil Corp. ...................... 41
17,371
WEC Energy Group, Inc. ............ 1,991
12,469
Office REITs — 0.01%
2,446
COPT Defense Properties ............ 71
5,145
Douglas Emmett, Inc. ............... 79
7,836
Piedmont Realty Trust, Inc. ........... 71
378
SL Green Realty Corp. .............. 23
244
Oil, Gas & Consumable Fuels — 2.80%
74,539
Antero Midstream Corp. ............. 1,449
3,497
Antero Resources Corp.(a) ........... 117
7,263
Cheniere Energy, Inc. ............... 1,707
37,268
Chevron Corp. .................... 5,787

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
8,222
CNX Resources Corp.(a) ............ $ 264
23,646
Comstock Resources, Inc.(a) .......... 469
58,661
ConocoPhillips ................... 5,549
1,055
Core Natural Resources, Inc. .......... 88
63,641
Coterra Energy, Inc. ................ 1,505
110,190
Devon Energy Corp. ................ 3,863
8,419
DT Midstream, Inc. ................ 952
3,995
EOG Resources, Inc. ............... 448
30,723
EQT Corp. ....................... 1,672
3,921
Excelerate Energy, Inc., Class - A ...... 99
2,366
Expand Energy Corp. ............... 251
84,146
Exxon Mobil Corp. ................ 9,488
161,493
Kinder Morgan, Inc. ................ 4,572
4,980
Kinetik Holdings, Inc. .............. 213
11,538
Marathon Petroleum Corp. ........... 2,224
268
Matador Resources Co. .............. 12
13,648
Navigator Holdings Ltd. ............. 211
26,124
Occidental Petroleum Corp. .......... 1,234
20,345
ONEOK, Inc. ..................... 1,485
3,747
Ovintiv, Inc. ..................... 151
14,968
Permian Resources Corp. ............ 192
312
REX American Resources Corp.(a) ..... 10
419
SM Energy Co. ................... 10
29,205
Targa Resources Corp. .............. 4,893
90,324
The Williams Cos., Inc. ............. 5,722
2,242
Valero Energy Corp. ................ 382
55,019
Paper & Forest Products — 0.00%
1,680
Sylvamo Corp. .................... 74
Passenger Airlines — 0.09%
10,129
Alaska Air Group, Inc.(a) ............ 504
2,097
Copa Holdings SA, Class - A .......... 249
18,665
Delta Air Lines, Inc. ................ 1,060
8,991
Strata Critical Medical, Inc.(a) ........ 45
1,858
Personal Care Products — 0.03%
853
Interparfums, Inc. .................. 84
4,797
The Estee Lauder Cos., Inc. .......... 423
507
Pharmaceuticals — 2.89%
286
ANI Pharmaceuticals, Inc.(a) ......... 26
876
Axsome Therapeutics, Inc.(a) ......... 106
1,709
Collegium Pharmaceutical, Inc.(a) ...... 60
551
Corcept Therapeutics, Inc.(a) ......... 46
29,532
Eli Lilly & Co. .................... 22,533
109,630
Johnson & Johnson ................ 20,328
114,005
Merck & Co., Inc. ................. 9,568
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
28,116
Novo Nordisk A/S, ADR ............. $ 1,560
64,849
Pfizer, Inc. ....................... 1,652
1,583
Prestige Consumer Healthcare, Inc.(a) ... 99
803
Supernus Pharmaceuticals, Inc.(a) ...... 38
4,740
Zoetis, Inc. ...................... 694
56,710
Professional Services — 0.83%
760
Amentum Holdings, Inc.(a) ........... 18
917
ASGN, Inc.(a) .................... 43
3,150
Asure Software, Inc.(a) .............. 26
28,761
Automatic Data Processing, Inc. ....... 8,441
2,812
Barrett Business Services, Inc. ........ 125
62
Booz Allen Hamilton Holding Corp. .... 6
1,815
CBIZ, Inc.(a) ..................... 96
34
Concentrix Corp. .................. 2
3,434
Equifax, Inc. ..................... 881
2,570
ExlService Holdings, Inc.(a) .......... 113
217
Huron Consulting Group, Inc.(a) ....... 32
717
Jacobs Solutions, Inc. ............... 107
3,378
KBR, Inc. ....................... 160
1,998
Korn Ferry ...................... 140
1,829
Leidos Holdings, Inc. ............... 346
979
Maximus, Inc. .................... 89
6,910
Paychex, Inc. ..................... 876
8,321
Paycom Software, Inc. .............. 1,732
1,018
Science Applications International Corp. . 101
1,391
SS&C Technologies Holdings, Inc. ..... 123
1,649
Upwork, Inc.(a) ................... 31
10,910
Verisk Analytics, Inc. ............... 2,744
16,232
Real Estate Management & Development — 0.21%
2,963
CBRE Group, Inc., Class - A(a) ........ 467
30,060
CoStar Group, Inc.(a) ............... 2,536
4,563
Howard Hughes Holdings, Inc.(a) ...... 375
2,009
Jones Lang LaSalle, Inc.(a) ........... 599
3,583
Newmark Group, Inc., Class - A ....... 67
4,044
Residential REITs — 0.14%
3,688
American Homes 4 Rent, Class - A ..... 123
2,230
Apartment Investment and Management Co. 18
7,024
Camden Property Trust .............. 749
1,553
Elme Communities ................. 26
3,730
Equity LifeStyle Properties, Inc. ....... 226
507
Essex Property Trust, Inc. ............ 136
4,659
Independence Realty Trust, Inc. ........ 76
10,627
Invitation Homes, Inc. .............. 311
2,029
Mid-America Apartment Communities, Inc. 284
5,761
NexPoint Residential Trust, Inc. ....... 186

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Residential REITs (continued)
1,913
Sun Communities, Inc. .............. $ 247
4,609
UDR, Inc. ....................... 172
3,691
UMH Properties, Inc. ............... 55
3,365
Veris Residential, Inc. ............... 51
2,660
Retail REITs — 0.16%
27,975
Brixmor Property Group, Inc. ......... 774
1,385
Federal Realty Investment Trust ....... 140
533
Getty Realty Corp. ................. 14
4,895
InvenTrust Properties Corp. .......... 140
3,897
Kite Realty Group Trust ............. 87
17,542
Realty Income Corp. ............... 1,067
43,161
The Macerich Co. ................. 786
3,762
Urban Edge Properties .............. 77
3,085
Semiconductors & Semiconductor Equipment — 13.53%
73,066
Advanced Micro Devices, Inc.(a) ....... 11,821
485
Alpha & Omega Semiconductor Ltd.(a) .. 14
3,622
Amkor Technology, Inc. ............. 103
15,994
Analog Devices, Inc. ............... 3,930
27,360
Applied Materials, Inc. .............. 5,602
152,741
Broadcom, Inc. ................... 50,390
55
Cirrus Logic, Inc.(a) ................ 7
4,234
First Solar, Inc.(a) ................. 934
3,557
FormFactor, Inc.(a) ................ 130
305,708
Intel Corp.(a) ..................... 10,257
1,378
KLA Corp. ...................... 1,486
16,590
Lam Research Corp. ................ 2,221
684
Lattice Semiconductor Corp.(a) ........ 50
34,215
Marvell Technology, Inc. ............ 2,876
3,708
Microchip Technology, Inc. ........... 238
21,430
Micron Technology, Inc. ............. 3,586
624
MKS, Inc. ....................... 77
836,150
NVIDIA Corp. .................... 156,008
3,257
ON Semiconductor Corp.(a) .......... 161
631
Onto Innovation, Inc.(a) ............. 82
2,203
Power Integrations, Inc. ............. 89
60,860
QUALCOMM, Inc. ................ 10,125
799
Synaptics, Inc.(a) .................. 55
23,905
Texas Instruments, Inc. .............. 4,392
6,964
Universal Display Corp. ............. 1,000
661
Veeco Instruments, Inc.(a) ............ 20
265,654
Software — 11.41%
1,931
ACI Worldwide, Inc.(a) ............. 102
21,800
Adobe, Inc.(a) .................... 7,690
416
Alarm.com Holdings, Inc.(a) .......... 22
1,591
Alkami Technology, Inc.(a) ........... 40
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
289
Appfolio, Inc., Class - A(a) ........... $ 80
2,183
AppLovin Corp., Class - A(a) ......... 1,569
908
Atlassian Corp., Class - A(a) .......... 145
10,190
Autodesk, Inc.(a) .................. 3,237
6,689
AvePoint, Inc.(a) .................. 100
1,089
Box, Inc., Class - A(a) .............. 35
8,330
Cadence Design Systems, Inc.(a) ....... 2,926
2,611
Clear Secure, Inc., Class - A .......... 87
574
Commvault Systems, Inc.(a) .......... 108
1,270
Corpay, Inc.(a) .................... 366
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 4,470
546
Dolby Laboratories, Inc., Class - A ..... 40
3,738
EverCommerce, Inc.^(a) ............. 42
6,515
Fortinet, Inc.(a) ................... 548
846
Guidewire Software, Inc.(a) .......... 194
5,562
Intuit, Inc. ....................... 3,798
1,284
LiveRamp Holdings, Inc.(a) .......... 35
21,041
Manhattan Associates, Inc.(a) ......... 4,313
3,930
MARA Holdings, Inc.(a) ............. 72
2,965
Meridianlink, Inc.(a) ............... 59
248,743
Microsoft Corp. ................... 128,836
2,231
NextNav, Inc.(a) ................... 32
68,303
Oracle Corp. ..................... 19,210
64,719
Palantir Technologies, Inc., Class - A(a) .. 11,806
6,284
Palo Alto Networks, Inc.(a) ........... 1,280
939
Progress Software Corp.(a) ........... 41
868
PTC, Inc.(a) ...................... 176
680
Qualys, Inc.(a) .................... 90
11,757
Riot Platforms, Inc.(a) .............. 224
2,517
Roper Technologies, Inc. ............. 1,255
47,405
Salesforce, Inc. ................... 11,235
3,998
Sapiens International Corp. N.V. ....... 172
12,434
ServiceNow, Inc.(a) ................ 11,443
831
SPS Commerce, Inc.(a) .............. 87
20,938
Strategy, Inc.(a) ................... 6,746
1,489
Synopsys, Inc.(a) .................. 735
908
Tenable Holdings, Inc.(a) ............ 26
408
Varonis Systems, Inc.(a) ............. 23
566
Workday, Inc., Class - A(a) ........... 136
1,438
Workiva, Inc.(a) ................... 124
21,286
Zeta Global Holdings Corp., Class - A(a) . 423
224,178
Specialized REITs — 0.69%
6,093
American Tower Corp. .............. 1,172
2,473
Crown Castle, Inc. ................. 239
5,913
CubeSmart ...................... 240
9,861
Digital Realty Trust, Inc. ............. 1,705
9,416
Equinix, Inc. ..................... 7,374
5,142
Extra Space Storage, Inc. ............ 725
7,180
Four Corners Property Trust, Inc. ....... 175

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
5,259
Iron Mountain, Inc. ................ $ 536
846
Lamar Advertising Co., Class - A ....... 104
1,574
National Storage Affiliates Trust ....... 48
6,868
Outfront Media, Inc. ................ 126
1,185
PotlatchDeltic Corp. ................ 48
2,688
Public Storage .................... 776
8,362
VICI Properties, Inc. ............... 273
13,541
Specialty Retail — 2.12%
619
AutoZone, Inc.(a) .................. 2,656
6,524
Bath & Body Works, Inc. ............ 168
13,588
Best Buy Co., Inc. ................. 1,028
3,328
Boot Barn Holdings, Inc.(a) .......... 552
376
Burlington Stores, Inc.(a) ............ 96
9,726
Floor & Decor Holdings, Inc., Class - A(a) 717
35,806
Lowe's Cos., Inc. .................. 8,998
39,615
O'Reilly Automotive, Inc.(a) .......... 4,271
3,973
Revolve Group, Inc.(a) .............. 85
9,045
Ross Stores, Inc. .................. 1,378
158
Signet Jewelers Ltd. ................ 15
26,193
The Home Depot, Inc. .............. 10,612
64,982
The TJX Cos., Inc. ................. 9,392
16,575
Tractor Supply Co. ................. 943
1,253
Ulta Beauty, Inc.(a) ................ 685
2,174
Victoria's Secret & Co.(a) ............ 59
41,655
Technology Hardware, Storage & Peripherals — 6.91%
517,608
Apple, Inc. ...................... 131,798
120,805
HP, Inc. ......................... 3,290
2,448
NetApp, Inc. ..................... 290
10,627
Turtle Beach Corp.(a) ............... 169
135,547
Textiles, Apparel & Luxury Goods — 0.35%
47
Columbia Sportswear Co. ............ 2
8,532
Lululemon Athletica, Inc.(a) .......... 1,518
12,105 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,481
35,227
NIKE, Inc., Class - B ............... 2,456
1,533
Ralph Lauren Corp. ................ 481
7,801
Tapestry, Inc. ..................... 883
6,821
Tobacco — 0.53%
36,600
Altria Group, Inc. .................. 2,418
49,326
Philip Morris International, Inc. ........ 8,000
10,418
Shares Security Description
Value
(000)
Common Stocks (continued)
Trading Companies & Distributors — 0.32%
23,095
Air Lease Corp. ................... $ 1,470
157
Applied Industrial Technologies, Inc. .... 41
200
DXP Enterprises, Inc.(a) ............. 24
55,752
Fastenal Co. ...................... 2,733
749
McGrath RentCorp ................. 88
22,107
MRC Global, Inc.(a) ................ 319
548
SiteOne Landscape Supply, Inc.(a) ...... 71
1,221
W.W. Grainger, Inc. ................ 1,164
1,130
Watsco, Inc. ...................... 457
6,367
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 164
Wireless Telecommunication Services — 0.42%
34,161
T-Mobile US, Inc. ................. 8,177
Total Common Stocks (cost $542,052) .. 1,956,643
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a) ..... —
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
Metals & Mining — 0.00%
108,208 Pan American Silver Corp. CVR,
02/22/29(a) .................. 38
Total Contingent Rights (cost $–) ..... 39
Investment Companies — 0.28%
Money Market Funds — 0.28%
144,872 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 3.98%^^(c) 145
5,342,071 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.01%(c) .................... 5,342
Total Investment Companies (cost $5,487) 5,487
Total Investments (cost $547,539) —
99.97% ..................... 1,962,169
Other assets in excess of liabilities —
0.03% ...................... 531
Net Assets - 100.00% .............. $ 1,962,700
Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
^ All or part of this security was on loan as of September 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
September 30, 2025.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.69% 99.69%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.28% 0.28%
Other Assets (Liabilities) ......................................................................................................................................... — 0.03% 0.03%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
13
Shares Security Description
Value
(000)
Common Stocks — 64.33%
Aerospace & Defense — 1.46%
1,307
Axon Enterprise, Inc.(a) ............. $ 938
692
BWX Technologies, Inc. ............. 128
290
Curtiss-Wright Corp. ............... 157
8,028
General Dynamics Corp. ............. 2,737
1,766
HEICO Corp. ..................... 570
2,499
HEICO Corp., Class - A ............. 636
636
Hexcel Corp. ..................... 40
6,892
Howmet Aerospace, Inc. ............. 1,353
299
Huntington Ingalls Industries, Inc. ...... 86
205
Karman Holdings, Inc.(a) ............ 15
8,685
L3Harris Technologies, Inc. .......... 2,653
585
Leonardo DRS, Inc. ................ 27
327
Loar Holdings, Inc.(a) .............. 26
8,161
Lockheed Martin Corp. .............. 4,074
5,812
Northrop Grumman Corp. ............ 3,541
7,451
Rocket Lab Corp.(a) ................ 357
31,634
RTX Corp. ....................... 5,293
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 34
1,047
StandardAero, Inc.(a) ............... 29
3,216
Textron, Inc. ..................... 272
13,061
The Boeing Co.(a) ................. 2,819
6,744
TransDigm Group, Inc. .............. 8,888
33,615
Woodward, Inc. ................... 8,494
43,167
Air Freight & Logistics — 0.14%
8,406
CH Robinson Worldwide, Inc. ......... 1,113
6,086
Expeditors International of Washington, Inc. 746
3,909
FedEx Corp. ..................... 921
884
GXO Logistics, Inc.(a) .............. 47
15,236
United Parcel Service, Inc., Class - B .... 1,273
4,100
Automobile Components — 0.02%
4,096
Aptiv PLC(a) ..................... 354
1,770
BorgWarner, Inc. .................. 78
1,782
Gentex Corp. ..................... 50
446
Lear Corp. ....................... 45
3,190
QuantumScape Corp.(a) ............. 39
566
Automobiles — 1.20%
68,142
Ford Motor Co. ................... 815
17,062
General Motors Co. ................ 1,040
1,020
Harley-Davidson, Inc. .............. 28
961
Lucid Group, Inc.(a) ................ 23
13,316
Rivian Automotive, Inc., Class - A(a) .... 195
74,769
Tesla, Inc.(a) ..................... 33,252
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
392
Thor Industries, Inc. ................ $ 41
35,394
Banks — 1.29%
123,170
Bank of America Corp. .............. 6,354
848
Bank OZK ....................... 43
172
BOK Financial Corp. ............... 19
32,620
Citigroup, Inc. .................... 3,311
7,734
Citizens Financial Group, Inc. ......... 411
2,302
Columbia Banking System, Inc. ....... 59
991
Comerica, Inc. .................... 68
950
Commerce Bancshares, Inc. .......... 57
442
Cullen/Frost Bankers, Inc. ............ 56
1,073
East West Bancorp, Inc. ............. 114
11,759
Fifth Third Bancorp ................ 524
165
First Citizens BancShares, Inc., Class - A . 295
969
First Hawaiian, Inc. ................ 24
3,891
First Horizon Corp. ................ 88
2,714
FNB Corp. ....................... 44
25,322
Huntington Bancshares, Inc. .......... 437
49,087
JPMorgan Chase & Co. ............. 15,485
16,477
KeyCorp ........................ 308
2,898
M&T Bank Corp. .................. 572
26,022
NU Holdings Ltd., Class - A(a) ........ 417
568
Pinnacle Financial Partners, Inc. ....... 53
534
Popular, Inc. ..................... 68
664
Prosperity Bancshares, Inc. ........... 44
16,004
Regions Financial Corp. ............. 422
776
SOUTHSTATE BANK Corp. ......... 77
1,092
Synovus Financial Corp. ............. 54
380
TFS Financial Corp. ................ 5
6,947
The PNC Financial Services Group, Inc. . 1,396
23,185
Truist Financial Corp. ............... 1,060
27,450
U.S. Bancorp ..................... 1,326
1,311
Webster Financial Corp. ............. 78
57,028
Wells Fargo & Co. ................. 4,780
802
Western Alliance Bancorp ............ 70
499
Wintrust Financial Corp. ............. 66
1,117
Zions Bancorp NA ................. 63
38,248
Beverages — 0.91%
345
Brown-Forman Corp., Class - A ........ 9
38,143
Brown-Forman Corp., Class - B ....... 1,033
1,272
Celsius Holdings, Inc.(a) ............. 73
400
Coca-Cola Consolidated, Inc. ......... 47
9,344
Constellation Brands, Inc., Class - A .... 1,258
75,089
Keurig Dr Pepper, Inc. .............. 1,916
31,953
Molson Coors Beverage Co., Class - B ... 1,445
32,228
Monster Beverage Corp.(a) ........... 2,169
36,860
PepsiCo, Inc. ..................... 5,176

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
333,040
Primo Brands Corp. ................ $ 7,361
72
The Boston Beer Co., Inc., Class - A(a) .. 15
97,699
The Coca-Cola Co. ................. 6,481
26,983
Biotechnology — 1.07%
39,557
AbbVie, Inc. ..................... 9,158
2,267
Alnylam Pharmaceuticals, Inc.(a) ...... 1,033
14,386
Amgen, Inc. ...................... 4,060
753
Apellis Pharmaceuticals, Inc.(a) ....... 17
6,958
Biogen, Inc.(a) .................... 974
17,256
BioMarin Pharmaceutical, Inc.(a) ...... 934
174
Caris Life Sciences, Inc.(a) ........... 5
1,441
Exact Sciences Corp.(a) ............. 79
2,171
Exelixis, Inc.(a) ................... 90
34,472
Gilead Sciences, Inc. ............... 3,827
948
Halozyme Therapeutics, Inc.(a) ........ 70
18,999
Incyte Corp.(a) .................... 1,611
1,449
Insmed, Inc.(a) .................... 209
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 79
2,745
Moderna, Inc.(a) .................. 71
2,333
Natera, Inc.(a) .................... 376
9,537
Neurocrine Biosciences, Inc.(a) ........ 1,339
14
Oncternal Therapeutics, Inc.(a)(b) ...... —
3,727
Regeneron Pharmaceuticals, Inc. ....... 2,096
1,341
Revolution Medicines, Inc.(a) ......... 63
2,932
Roivant Sciences Ltd.(a) ............. 44
676
Sarepta Therapeutics, Inc.(a) .......... 13
904
Summit Therapeutics, Inc.(a) ......... 19
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 21
5,891
United Therapeutics Corp.(a) ......... 2,470
7,572
Vertex Pharmaceuticals, Inc.(a) ........ 2,965
807
Viking Therapeutics, Inc.(a) .......... 21
31,644
Broadline Retail — 1.60%
204,362
Amazon.com, Inc.(a) ............... 44,872
9,610
Coupang, Inc.(a) .................. 309
24
Dillard's, Inc., Class - A ............. 15
9,911
eBay, Inc. ....................... 901
799
Etsy, Inc.(a) ...................... 53
2,044
Macy's, Inc. ...................... 37
451
MercadoLibre, Inc.(a) ............... 1,054
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 61
47,302
Building Products — 0.19%
927
A.O. Smith Corp. .................. 68
524
AAON, Inc. ...................... 49
546
Advanced Drainage Systems, Inc. ...... 76
1,514
Allegion PLC .................... 269
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
344
Armstrong World Industries, Inc. ....... $ 67
2,023
Builders FirstSource, Inc.(a) .......... 245
741
Carlisle Cos., Inc. .................. 244
13,914
Carrier Global Corp. ................ 830
969
Fortune Brands Innovations, Inc. ....... 52
1,536
Hayward Holdings, Inc.(a) ........... 23
11,642
Johnson Controls International PLC ..... 1,280
561
Lennox International, Inc. ............ 297
3,760
Masco Corp. ..................... 265
1,526
Owens Corning ................... 216
325
Simpson Manufacturing Co., Inc. ...... 54
3,933
Trane Technologies PLC ............. 1,660
835
Trex Co., Inc.(a) ................... 43
5,738
Capital Markets — 2.85%
227
Affiliated Managers Group, Inc. ....... 54
1,697
Ameriprise Financial, Inc. ............ 834
3,590
Ares Management Corp., Class - A ..... 574
2,636
Blackrock, Inc. ................... 3,073
12,940
Blackstone, Inc. ................... 2,211
4,722
Blue Owl Capital, Inc. .............. 80
2,959 Brookfield Asset Management Ltd., Class -
A ......................... 168
24,180
Brookfield Corp., ADR .............. 1,658
10,374
Cboe Global Markets, Inc. ........... 2,544
13,776
CME Group, Inc. .................. 3,722
3,643
Coinbase Global, Inc., Class - A(a) ..... 1,230
287
Evercore, Inc. .................... 97
2,675
FactSet Research Systems, Inc. ........ 767
2,297
Franklin Resources, Inc. ............. 53
136
Freedom Holding Corp./N.V.(a) ........ 23
309
Hamilton Lane, Inc., Class - A ......... 42
405
Houlihan Lokey, Inc. ............... 83
7,576
Interactive Brokers Group, Inc. ........ 522
59,661
Intercontinental Exchange, Inc. ........ 10,051
2,832
Invesco Ltd. ...................... 65
1,031
Janus Henderson Group PLC ......... 46
1,185
Jefferies Financial Group, Inc. ......... 78
11,457
KKR & Co., Inc. .................. 1,489
826
Lazard, Inc. ...................... 44
24,259
LPL Financial Holdings, Inc. .......... 8,070
282
MarketAxess Holdings, Inc. .......... 49
41,095
Millrose Properties, Inc. ............. 1,381
18,425
Moody's Corp. .................... 8,779
20,828
Morgan Stanley ................... 3,311
182
Morningstar, Inc. .................. 42
1,349
MSCI, Inc. ...................... 765
8,860
Nasdaq, Inc. ..................... 784
3,462
Northern Trust Corp. ............... 465
3,322
Raymond James Financial, Inc. ........ 573

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
12,959
Robinhood Markets, Inc., Class - A(a) ... $ 1,855
19,892
S&P Global, Inc. .................. 9,682
780
SEI Investments Co. ................ 66
5,095
State Street Corp. .................. 591
775
Stifel Financial Corp. ............... 88
3,865
T. Rowe Price Group, Inc. ............ 397
12,695
The Bank of New York Mellon Corp. .... 1,383
4,304
The Carlyle Group, Inc. ............. 270
113,585
The Charles Schwab Corp. ........... 10,844
5,382
The Goldman Sachs Group, Inc. ....... 4,286
1,002
TPG, Inc. ....................... 58
9,705
Tradeweb Markets, Inc., Class - A ...... 1,078
624
Virtu Financial, Inc., Class - A ......... 22
3,143
XP, Inc., Class - A ................. 59
84,406
Chemicals — 0.74%
6,125
Air Products and Chemicals, Inc. ....... 1,671
888
Albemarle Corp. .................. 72
384
Ashland, Inc. ..................... 18
1,675
Axalta Coating Systems Ltd.(a) ........ 48
855
Celanese Corp. .................... 36
17,212
CF Industries Holdings, Inc. .......... 1,544
23,735
Corteva, Inc. ..................... 1,605
12,265
Dow, Inc. ....................... 282
7,280
DuPont de Nemours, Inc. ............ 567
907
Eastman Chemical Co. .............. 57
5,723
Ecolab, Inc. ...................... 1,567
1,710
Element Solutions, Inc. .............. 43
955
FMC Corp. ...................... 32
1,319
Huntsman Corp. ................... 12
8,016
International Flavors & Fragrances, Inc. .. 493
9,969
Linde PLC ....................... 4,735
4,519
LyondellBasell Industries N.V., Class - A . 221
48
NewMarket Corp. ................. 40
975
Olin Corp. ....................... 24
4,031
PPG Industries, Inc. ................ 424
2,224
RPM International, Inc. ............. 262
70,394
Sensient Technologies Corp. .......... 6,607
2,501
The Mosaic Co. ................... 87
306
The Scotts Miracle-Gro Co. .......... 17
4,148
The Sherwin-Williams Co. ........... 1,437
250
Westlake Corp. ................... 19
21,920
Commercial Services & Supplies — 0.45%
7,774
Cintas Corp. ..................... 1,596
387
Clean Harbors, Inc.(a) .............. 90
19,407
Copart, Inc.(a) .................... 873
280
MSA Safety, Inc. .................. 48
1,417
RB Global, Inc. ................... 154
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
10,713
Republic Services, Inc. .............. $ 2,458
31,124
Rollins, Inc. ...................... 1,828
1,995
Tetra Tech, Inc. ................... 67
10,206
Veralto Corp. ..................... 1,089
10,550
Waste Connections, Inc. ............. 1,855
14,427
Waste Management, Inc. ............. 3,184
13,242
Communications Equipment — 0.36%
18,593
Arista Networks, Inc.(a) ............. 2,709
1,117
Ciena Corp.(a) .................... 163
74,216
Cisco Systems, Inc. ................ 5,078
1,020
F5, Inc.(a) ....................... 330
517
Lumentum Holdings, Inc.(a) .......... 84
4,800
Motorola Solutions, Inc. ............. 2,195
1,469
Sirius XM Holdings, Inc. ............ 34
31
Ubiquiti, Inc. ..................... 20
10,613
Construction & Engineering — 0.09%
4,098
AECOM ........................ 535
2,851
API Group Corp.(a) ................ 98
270
Comfort Systems USA, Inc. .......... 223
798
EMCOR Group, Inc. ............... 519
383
Everus Construction Group, Inc.(a) ..... 33
481
MasTec, Inc.(a) ................... 102
1,532
MDU Resources Group, Inc. .......... 27
2,589
Quanta Services, Inc. ............... 1,072
159
Valmont Industries, Inc. ............. 62
1,486
WillScot Holdings Corp. ............. 31
2,702
Construction Materials — 0.39%
84,779
CRH PLC ....................... 10,165
271
Eagle Materials, Inc. ................ 63
1,138
James Hardie Industries PLC(a) ....... 22
1,059
Martin Marietta Materials, Inc. ........ 667
2,373
Vulcan Materials Co. ............... 730
11,647
Consumer Finance — 0.50%
2,135
Ally Financial, Inc. ................. 84
9,813
American Express Co. .............. 3,259
48,091
Capital One Financial Corp. .......... 10,224
50
Credit Acceptance Corp.(a) ........... 23
870
OneMain Holdings, Inc. ............. 49
1,629
SLM Corp. ...................... 45
19,535
SoFi Technologies, Inc.(a) ............ 516
6,795
Synchrony Financial ................ 483
14,683

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.96%
105,716
Albertsons Cos., Inc., Class - A ........ $ 1,851
287
Casey's General Stores, Inc. .......... 162
8,507
Costco Wholesale Corp. ............. 7,875
21,115
Dollar General Corp. ............... 2,183
11,778
Dollar Tree, Inc.(a) ................. 1,111
1,321
Maplebear, Inc.(a) ................. 49
1,187
Performance Food Group Co.(a) ....... 123
758
Sprouts Farmers Market, Inc.(a) ....... 82
25,513
Sysco Corp. ...................... 2,101
8,005
Target Corp. ..................... 718
40,767
The Kroger Co. ................... 2,748
1,777
U.S. Foods Holding Corp.(a) .......... 136
90,006
Walmart, Inc. ..................... 9,276
28,415
Containers & Packaging — 0.16%
88,020
Amcor PLC ...................... 720
39,179
Amcor PLC ...................... 320
497
AptarGroup, Inc. .................. 66
3,320
Avery Dennison Corp. .............. 538
11,653
Ball Corp. ....................... 588
8,038
Crown Holdings, Inc. ............... 777
2,319
Graphic Packaging Holding Co. ....... 45
8,900
International Paper Co. .............. 413
3,870
Packaging Corp. of America .......... 843
1,105
Sealed Air Corp. .................. 39
638
Silgan Holdings, Inc. ............... 27
9,046
Smurfit WestRock PLC .............. 386
738
Sonoco Products Co. ............... 32
4,794
Distributors — 0.07%
8,853
Genuine Parts Co. ................. 1,227
24,760
LKQ Corp. ...................... 756
661
Pool Corp. ....................... 205
2,188
Diversified Consumer Services — 0.01%
3,971
ADT, Inc. ....................... 35
436
Bright Horizons Family Solutions, Inc.(a) 47
292
Duolingo, Inc.(a) .................. 94
232
Grand Canyon Education, Inc.(a) ....... 51
1,053
H&R Block, Inc. .................. 53
1,078
Service Corp. International ........... 90
370
Diversified REITs — 0.21%
47,120
Essential Properties Realty Trust, Inc. ... 1,402
71,705
WP Carey, Inc. .................... 4,845
6,247
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services — 0.36%
1,497
AST SpaceMobile, Inc.(a) ............ $ 73
189,681
AT&T, Inc. ...................... 5,356
1,857
Frontier Communications Parent, Inc.(a) . 69
26
GCI Liberty, Inc., Class - A(a) ......... 1
176
GCI Liberty, Inc., Class - C(a) ......... 7
734
Iridium Communications, Inc. ......... 13
1,274
Liberty Global Ltd., Class - A(a) ....... 15
1,321
Liberty Global Ltd., Class - C(a) ....... 16
118,217
Verizon Communications, Inc. ......... 5,196
10,746
Electric Utilities — 1.53%
27,774
Alliant Energy Corp. ............... 1,872
25,260
American Electric Power Co., Inc. ...... 2,842
30,468
Constellation Energy Corp. ........... 10,026
29,245
Duke Energy Corp. ................. 3,619
23,253
Edison International ................ 1,286
22,788
Entergy Corp. .................... 2,124
25,982
Evergy, Inc. ...................... 1,974
27,359
Eversource Energy ................. 1,947
57,530
Exelon Corp. ..................... 2,589
47,958
FirstEnergy Corp. .................. 2,198
417
IDACORP, Inc. ................... 55
53,149
NextEra Energy, Inc. ............... 4,013
3,430
NRG Energy, Inc. .................. 555
1,514
OGE Energy Corp. ................. 70
110,732
PG&E Corp. ..................... 1,670
922
Pinnacle West Capital Corp. .......... 83
54,421
PPL Corp. ....................... 2,022
38,751
The Southern Co. .................. 3,672
32,583
Xcel Energy, Inc. .................. 2,627
45,244
Electrical Equipment — 0.93%
243
Acuity, Inc. ...................... 84
5,349
AMETEK, Inc. ................... 1,006
6,896
Eaton Corp. PLC .................. 2,581
9,941
Emerson Electric Co. ............... 1,304
17,834
GE Vernova, Inc. .................. 10,965
459
Generac Holdings, Inc.(a) ............ 77
938
Hubbell, Inc. ..................... 404
1,253
nVent Electric PLC ................. 124
494
Regal Rexnord Corp. ............... 71
1,988
Rockwell Automation, Inc. ........... 695
1,147
Sensata Technologies Holding PLC ..... 35
67,935
Vertiv Holdings Co., Class - A ......... 10,248
27,594
Electronic Equipment, Instruments & Components
— 0.56%
94,829
Amphenol Corp., Class - A ........... 11,737

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
399
Arrow Electronics, Inc.(a) ............ $ 48
690
Avnet, Inc. ....................... 36
2,341
CDW Corp. ...................... 372
1,318
Cognex Corp. .................... 60
1,187
Coherent Corp.(a) ................. 128
14,015
Corning, Inc. ..................... 1,150
357
Crane NXT Co. ................... 24
2,950
Flex Ltd.(a) ...................... 171
158
Ingram Micro Holding Corp. .......... 3
226
IPG Photonics Corp.(a) .............. 18
1,843
Jabil, Inc. ....................... 400
3,034
Keysight Technologies, Inc.(a) ........ 531
183
Littelfuse, Inc. .................... 47
609
TD SYNNEX Corp. ................ 100
2,950
TE Connectivity PLC ............... 648
814
Teledyne Technologies, Inc.(a) ........ 477
4,247
Trimble, Inc.(a) ................... 346
1,197
Vontier Corp. ..................... 50
894
Zebra Technologies Corp.(a) .......... 265
16,611
Energy Equipment & Services — 0.08%
17,333
Baker Hughes Co. ................. 844
15,235
Halliburton Co. ................... 375
2,968
NOV, Inc. ....................... 39
26,676
Schlumberger N.V. ................. 917
3,316
TechnipFMC PLC ................. 131
554
Weatherford International PLC ........ 38
2,344
Entertainment — 1.54%
11,625
Electronic Arts, Inc. ................ 2,345
12,744 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,332
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 15
148
Liberty Media Corp.-Liberty Live(a) .... 14
355
Liberty Media Corp.-Liberty Live(a) .... 34
2,794
Live Nation Entertainment, Inc.(a) ...... 457
141
Madison Square Garden Sports Corp.(a) .. 32
14,116
Netflix, Inc.(a) .................... 16,924
10,315
ROBLOX Corp., Class - A(a) ......... 1,429
977
Roku, Inc.(a) ..................... 98
46,744
Sea Ltd., ADR(a) .................. 8,354
12,842
Spotify Technology SA(a) ............ 8,963
4,494
Take-Two Interactive Software, Inc.(a) ... 1,161
31,916
The Walt Disney Co. ............... 3,654
532
TKO Group Holdings, Inc. ........... 107
41,870
Warner Bros. Discovery, Inc.(a) ........ 818
45,737
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services — 2.48%
4,692
Affirm Holdings, Inc.(a) ............. $ 343
65,372
Apollo Global Management, Inc. ....... 8,712
29,617
Berkshire Hathaway, Inc., Class - B(a) ... 14,890
9,619
Block, Inc.(a) ..................... 696
4,699
Corebridge Financial, Inc. ............ 150
5,453
Equitable Holdings, Inc. ............. 277
313
Euronet Worldwide, Inc.(a) ........... 27
11,596
Fidelity National Information Services, Inc. 764
13,060
Fiserv, Inc.(a) ..................... 1,685
4,368
Global Payments, Inc. ............... 363
8,140
Jack Henry & Associates, Inc. ......... 1,212
29,007
Mastercard, Inc., Class - A ........... 16,500
1,805
MGIC Investment Corp. ............. 51
486
Mr Cooper Group, Inc. .............. 102
16,792
PayPal Holdings, Inc.(a) ............. 1,126
1,954
Rocket Cos., Inc., Class - A ........... 38
513
Shift4 Payments, Inc., Class - A(a) ...... 40
2,823
The Western Union Co. .............. 23
8,040
Toast, Inc., Class - A(a) .............. 294
703
UWM Holdings Corp. .............. 4
55,149
Visa, Inc., Class - A ................ 18,826
738
Voya Financial, Inc. ................ 55
46,707
WEX, Inc.(a) ..................... 7,357
73,535
Food Products — 0.89%
30,972
Archer-Daniels-Midland Co. .......... 1,850
18,514
Bunge Global SA .................. 1,504
107,679
Conagra Brands, Inc. ............... 1,972
1,213
Darling Ingredients, Inc.(a) ........... 37
1,421
Flowers Foods, Inc. ................ 19
345
Freshpet, Inc.(a) ................... 19
51,573
General Mills, Inc. ................. 2,602
74,708
Hormel Foods Corp. ................ 1,849
497
Ingredion, Inc. .................... 61
4,837
Kellanova ....................... 396
1,093
Lamb Weston Holdings, Inc. .......... 63
26,886
McCormick & Co., Inc. ............. 1,798
52,241
Mondelez International, Inc., Class - A ... 3,264
353
Pilgrim's Pride Corp. ............... 14
409
Post Holdings, Inc.(a) ............... 44
2
Seaboard Corp. ................... 7
351
Smithfield Foods, Inc. ............... 8
65,100
The Campbell's Company ............ 2,055
13,813
The Hershey Co. .................. 2,584
19,926
The J.M. Smucker Co. .............. 2,165
84,104
The Kraft Heinz Co. ................ 2,190
34,316
Tyson Foods, Inc., Class - A .......... 1,863
26,364

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Gas Utilities — 0.07%
12,095
Atmos Energy Corp. ................ $ 2,065
665
National Fuel Gas Co. .............. 61
1,588
UGI Corp. ....................... 53
2,179
Ground Transportation — 0.35%
131
Avis Budget Group, Inc.(a) ........... 21
42,539
CSX Corp. ....................... 1,510
1,432
JB Hunt Transport Services, Inc. ....... 192
1,183
Knight-Swift Transportation Holdings, Inc. 47
271
Landstar System, Inc. ............... 33
3,080
Lyft, Inc., Class - A(a) .............. 68
3,961
Norfolk Southern Corp. ............. 1,190
3,322
Old Dominion Freight Line, Inc. ....... 468
311
Ryder System, Inc. ................. 59
201
Saia, Inc.(a) ...................... 60
410
Schneider National, Inc., Class - B ...... 9
35,196
Uber Technologies, Inc.(a) ........... 3,446
1,736
U-Haul Holding Co. ................ 89
68
U-Haul Holding Co.(a) .............. 4
13,415
Union Pacific Corp. ................ 3,172
887
XPO, Inc.(a) ..................... 115
10,483
Health Care Equipment & Supplies — 1.03%
41,899
Abbott Laboratories ................ 5,613
1,221
Align Technology, Inc.(a) ............ 153
32,297
Baxter International, Inc. ............ 736
11,086
Becton Dickinson & Co. ............. 2,075
34,487
Boston Scientific Corp.(a) ............ 3,367
1,625
DENTSPLY SIRONA, Inc. ........... 21
6,920
Dexcom, Inc.(a) ................... 466
18,719
Edwards Lifesciences Corp.(a) ........ 1,455
1,234
Envista Holdings Corp.(a) ............ 25
7,969
GE HealthCare Technologies, Inc. ...... 598
897
Globus Medical, Inc.(a) ............. 51
24,819
Hologic, Inc.(a) ................... 1,675
1,434
IDEXX Laboratories, Inc.(a) .......... 916
217
Inspire Medical Systems, Inc.(a) ....... 16
1,224
Insulet Corp.(a) ................... 378
6,313
Intuitive Surgical, Inc.(a) ............ 2,823
360
Masimo Corp.(a) .................. 53
35,215
Medtronic PLC ................... 3,353
285
Penumbra, Inc.(a) .................. 72
4,054
ResMed, Inc. ..................... 1,109
4,422
STERIS PLC ..................... 1,095
7,155
Stryker Corp. ..................... 2,645
356
Teleflex, Inc. ..................... 44
3,481
The Cooper Cos., Inc.(a) ............. 239
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
14,532
Zimmer Biomet Holdings, Inc. ........ $ 1,431
30,409
Health Care Providers & Services — 2.17%
675
Acadia Healthcare Co., Inc.(a) ......... 17
161,756
Brookdale Senior Living, Inc.(a) ....... 1,370
15,309
Cardinal Health, Inc. ............... 2,403
10,070
Cencora, Inc. ..................... 3,147
74,752
Centene Corp.(a) .................. 2,667
111
Chemed Corp. .................... 50
166,059
CVS Health Corp. ................. 12,519
10,088
DaVita, Inc.(a) .................... 1,340
10,037
Elevance Health, Inc. ............... 3,243
771
Encompass Health Corp. ............. 98
5,780
HCA Healthcare, Inc. ............... 2,464
847
Henry Schein, Inc.(a) ............... 56
8,524
Humana, Inc. ..................... 2,218
4,653
Labcorp Holdings, Inc. .............. 1,336
5,243
McKesson Corp. .................. 4,050
12,247
Molina Healthcare, Inc.(a) ........... 2,343
11,120
Quest Diagnostics, Inc. .............. 2,119
2,807
Solventum Corp.(a) ................ 205
709
Tenet Healthcare Corp.(a) ............ 144
11,379
The Cigna Group .................. 3,280
52,865
UnitedHealth Group, Inc. ............ 18,255
3,905
Universal Health Services, Inc., Class - B . 798
64,122
Health Care REITs — 0.73%
85,449
American Healthcare REIT, Inc. ....... 3,590
58,348
CareTrust REIT, Inc. ............... 2,024
2,539
Healthcare Realty Trust, Inc. .......... 46
52,097
Healthpeak Properties, Inc. ........... 998
4,504
Medical Properties Trust, Inc. ......... 23
2,222
Omega Healthcare Investors, Inc. ...... 94
42,482
Ventas, Inc. ...................... 2,974
67,167
Welltower, Inc. .................... 11,963
21,712
Health Care Technology — 0.03%
881
Certara, Inc.(a) .................... 11
1,010
Doximity, Inc., Class - A(a) ........... 74
2,691
Veeva Systems, Inc., Class - A(a) ....... 801
886
Hotel & Resort REITs — 0.04%
5,369
Host Hotels & Resorts, Inc. ........... 91
1,690
Park Hotels & Resorts, Inc. ........... 19
80,051
Xenia Hotels & Resorts, Inc. .......... 1,098
1,208

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.43%
7,594
Airbnb, Inc., Class - A(a) ............ $ 922
1,994
Aramark ........................ 77
577
Booking Holdings, Inc. .............. 3,115
449
Boyd Gaming Corp. ................ 39
1,556
Caesars Entertainment, Inc.(a) ......... 42
18,484
Carnival Corp.(a) .................. 535
772
Cava Group, Inc.(a) ................ 47
23,721
Chipotle Mexican Grill, Inc.(a) ........ 930
229
Choice Hotels International, Inc. ....... 24
541
Churchill Downs, Inc. ............... 52
6,584
Darden Restaurants, Inc. ............. 1,254
2,221
Domino's Pizza, Inc. ................ 958
6,340
DoorDash, Inc., Class - A(a) .......... 1,724
8,367
DraftKings, Inc.(a) ................. 313
895
Dutch Bros, Inc., Class - A(a) ......... 47
2,151
Expedia Group, Inc. ................ 460
31,257
Flutter Entertainment PLC, Class - DI(a) . 7,938
38,471
Hilton Worldwide Holdings, Inc. ....... 9,981
4,432
Hyatt Hotels Corp., Class - A ......... 629
6,065
Las Vegas Sands Corp. .............. 326
640
Light & Wonder, Inc.(a) ............. 54
4,100
Marriott International, Inc., Class - A .... 1,067
18,217
McDonald's Corp. ................. 5,536
1,585
MGM Resorts International(a) ......... 55
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 84
1,172
Penn Entertainment, Inc.(a) ........... 23
633
Planet Fitness, Inc., Class - A(a) ....... 66
2,504
Restaurant Brands International, Inc. .... 161
4,521
Royal Caribbean Cruises Ltd. ......... 1,463
20,062
Starbucks Corp. ................... 1,698
505
Texas Roadhouse, Inc. .............. 84
1,293
The Wendy's Co. .................. 12
560
Travel + Leisure Co. ................ 33
277
Vail Resorts, Inc. .................. 41
1,573
Viking Holdings Ltd.(a) ............. 98
215
Wingstop, Inc. .................... 54
635
Wyndham Hotels & Resorts, Inc. ....... 51
646
Wynn Resorts Ltd. ................. 83
13,943
Yum! Brands, Inc. ................. 2,118
42,194
Household Durables — 0.66%
4,890
D.R. Horton, Inc. .................. 829
2,841
Garmin Ltd. ...................... 700
3,981
Lennar Corp., Class - A .............. 502
73
Lennar Corp., Class - B ............. 9
399
Mohawk Industries, Inc.(a) ........... 51
2,863
Newell Brands, Inc. ................ 15
99
NVR, Inc.(a) ..................... 796
3,568
PulteGroup, Inc. ................... 471
68,782
SharkNinja, Inc.(a) ................. 7,094
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
103,981
Somnigroup International, Inc. ........ $ 8,769
778
Toll Brothers, Inc. ................. 107
226
TopBuild Corp.(a) ................. 88
404
Whirlpool Corp. ................... 32
19,463
Household Products — 0.61%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 95
25,438
Church & Dwight Co., Inc. ........... 2,229
36,870
Colgate-Palmolive Co. .............. 2,946
20,386
Kimberly-Clark Corp. ............... 2,534
412
Reynolds Consumer Products, Inc. ..... 10
16,344
The Clorox Co. ................... 2,015
53,578
The Procter & Gamble Co. ........... 8,235
18,064
Independent Power and Renewable Electricity Producers
— 0.62%
968
Brookfield Renewable Corp. .......... 33
261
Clearway Energy, Inc., Class - A ....... 7
618
Clearway Energy, Inc., Class - C ....... 17
21,722
Talen Energy Corp.(a) .............. 9,240
5,463
The AES Corp. ................... 72
46,165
Vistra Corp. ...................... 9,045
18,414
Industrial Conglomerates — 0.64%
9,522
3M Co. ......................... 1,477
48,900
General Electric Co. ................ 14,711
13,504
Honeywell International, Inc. ......... 2,842
19,030
Industrial REITs — 0.40%
2,173
Americold Realty Trust, Inc. .......... 27
9,106
EastGroup Properties, Inc. ........... 1,541
38,588
First Industrial Realty Trust, Inc. ....... 1,986
546
Lineage, Inc. ..................... 21
72,299
Prologis, Inc. ..................... 8,280
1,834
Rexford Industrial Realty, Inc. ......... 75
1,444
STAG Industrial, Inc. ............... 51
11,981
Insurance — 1.52%
19,270
Aflac, Inc. ....................... 2,152
8,662
American Financial Group, Inc. ........ 1,262
16,616
American International Group, Inc. ..... 1,305
7,034
Aon PLC, Class - A ................ 2,508
20,030
Arch Capital Group Ltd. ............. 1,816
9,122
Arthur J. Gallagher & Co. ............ 2,825
404
Assurant, Inc. .................... 88
375
Assured Guaranty Ltd. .............. 32

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
590
Axis Capital Holdings Ltd. ........... $ 57
514
Brighthouse Financial, Inc.(a) ......... 27
16,411
Brown & Brown, Inc. ............... 1,540
12,387
Chubb Ltd. ...................... 3,496
5,978
Cincinnati Financial Corp. ........... 945
207
CNA Financial Corp. ............... 10
4,153
Erie Indemnity Co., Class - A ......... 1,321
4,582
Everest Group Ltd. ................. 1,605
12,691
Fidelity National Financial, Inc. ....... 767
765
First American Financial Corp. ........ 49
641
Globe Life, Inc. ................... 92
482
Kemper Corp. .................... 25
165
Kinsale Capital Group, Inc. ........... 70
1,287
Lincoln National Corp. .............. 52
13,062
Loews Corp. ..................... 1,312
749
Markel Group, Inc.(a) ............... 1,431
14,427
Marsh & McLennan Cos., Inc. ........ 2,908
9,948
MetLife, Inc. ..................... 820
1,829
Old Republic International Corp. ....... 78
257
Primerica, Inc. .................... 71
4,012
Principal Financial Group, Inc. ........ 333
6,253
Prudential Financial, Inc. ............ 649
507
Reinsurance Group of America, Inc. .... 97
370
RenaissanceRe Holdings Ltd. ......... 94
608
RLI Corp. ....................... 40
812
Ryan Specialty Holdings, Inc. ......... 46
10,201
The Allstate Corp. ................. 2,190
268
The Hanover Insurance Group, Inc. ..... 49
12,442
The Hartford Insurance Group, Inc. ..... 1,660
16,916
The Progressive Corp. .............. 4,178
9,090
The Travelers Cos., Inc. ............. 2,538
1,339
Unum Group ..................... 104
28,867
W.R. Berkley Corp. ................ 2,210
19
White Mountains Insurance Group Ltd. .. 32
5,808
Willis Towers Watson PLC ........... 2,006
44,890
Interactive Media & Services — 3.12%
142,894
Alphabet, Inc., Class - A ............. 34,737
85,403
Alphabet, Inc., Class - C ............. 20,800
583
IAC, Inc.(a) ...................... 20
1,933
Match Group, Inc. ................. 68
48,867
Meta Platforms, Inc., Class - A ........ 35,888
10,533
Pinterest, Inc., Class - A(a) ........... 339
1,929
Reddit, Inc., Class - A(a) ............. 443
10,787
Snap, Inc., Class - A(a) .............. 83
1,247
Trump Media & Technology Group Corp.(a) 20
2,357
ZoomInfo Technologies, Inc.(a) ........ 26
92,424
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services — 0.50%
11,046
Accenture PLC, Class - A ............ $ 2,724
2,588
Akamai Technologies, Inc.(a) ......... 196
854
Amdocs Ltd. ..................... 70
5,448
Cloudflare, Inc., Class - A(a) .......... 1,169
8,669 Cognizant Technology Solutions Corp.,
Class - A .................... 582
1,383
DXC Technology Co.(a) ............. 19
427
EPAM Systems, Inc.(a) .............. 64
1,333
Gartner, Inc.(a) ................... 350
309
Globant SA(a) .................... 18
2,437
GoDaddy, Inc., Class - A(a) ........... 334
19,920
International Business Machines Corp. ... 5,621
1,741
Kyndryl Holdings, Inc.(a) ............ 52
1,427
MongoDB, Inc.(a) ................. 443
2,837
Okta, Inc.(a) ..................... 260
5,574
Snowflake, Inc.(a) ................. 1,258
2,581
Twilio, Inc., Class - A(a) ............. 258
4,632
VeriSign, Inc. ..................... 1,294
14,712
Leisure Products — 0.01%
548
Brunswick Corp. .................. 35
1,071
Hasbro, Inc. ...................... 80
2,666
Mattel, Inc.(a) .................... 45
654
YETI Holdings, Inc.(a) .............. 22
182
Life Sciences Tools & Services — 0.30%
5,030
Agilent Technologies, Inc. ............ 645
5,099
Avantor, Inc.(a) ................... 64
162
Bio-Rad Laboratories, Inc., Class - A(a) .. 45
1,180
Bio-Techne Corp. .................. 66
813
Bruker Corp. ..................... 26
382 Charles River Laboratories International,
Inc.(a) ...................... 60
11,308
Danaher Corp. .................... 2,243
2,766
Illumina, Inc.(a) ................... 262
3,045
IQVIA Holdings, Inc.(a) ............. 579
177
Medpace Holdings, Inc.(a) ........... 91
369
Mettler-Toledo International, Inc.(a) .... 453
1,621
QIAGEN N.V. .................... 72
419
Repligen Corp.(a) .................. 56
2,158
Revvity, Inc. ..................... 189
1,160
Sotera Health Co.(a) ................ 18
637
Tempus AI, Inc.(a) ................. 51
6,653
Thermo Fisher Scientific, Inc. ......... 3,229
1,039
Waters Corp.(a) ................... 311
1,275
West Pharmaceutical Services, Inc. ..... 334
8,794
Machinery — 0.64%
471
AGCO Corp. ..................... 50

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
657
Allison Transmission Holdings, Inc. .... $ 56
8,269
Caterpillar, Inc. ................... 3,947
15,489
CNH Industrial N.V. ................ 168
381
Crane Co. ....................... 70
2,448
Cummins, Inc. .................... 1,034
5,549
Deere & Co. ..................... 2,537
921
Donaldson Co., Inc. ................ 75
2,403
Dover Corp. ...................... 401
430
Esab Corp. ....................... 48
987
Flowserve Corp. ................... 52
6,041
Fortive Corp. ..................... 296
1,972
Gates Industrial Corp. PLC(a) ......... 49
2,920
Graco, Inc. ...................... 248
2,527
IDEX Corp. ...................... 412
5,839
Illinois Tool Works, Inc. ............. 1,523
7,042
Ingersoll Rand, Inc. ................ 582
633
ITT, Inc. ........................ 113
425
Lincoln Electric Holdings, Inc. ........ 100
839
Mueller Industries, Inc. .............. 85
965
Nordson Corp. .................... 219
498
Oshkosh Corp. .................... 65
16,377
Otis Worldwide Corp. ............... 1,497
11,588
PACCAR, Inc. .................... 1,139
2,259
Parker-Hannifin Corp. .............. 1,713
2,862
Pentair PLC ...................... 317
240
RBC Bearings, Inc.(a) .............. 94
1,926
Snap-on, Inc. ..................... 667
1,157
Stanley Black & Decker, Inc. ......... 86
406
The Middleby Corp.(a) .............. 54
464
The Timken Co. ................... 35
791
The Toro Co. ..................... 60
3,026
Westinghouse Air Brake Technologies Corp. 606
4,268
Xylem, Inc. ...................... 629
19,027
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 38
Media — 0.22%
1,576
Charter Communications, Inc., Class - A(a) 433
79,500
Comcast Corp., Class - A ............ 2,499
16,200
Fox Corp., Class - A ................ 1,022
14,827
Fox Corp., Class - B ................ 849
132
Liberty Broadband Corp., Class - A(a) ... 8
880
Liberty Broadband Corp., Class - C(a) ... 56
6,586
News Corp., Class - A ............... 202
897
News Corp., Class - B .............. 31
227
Nexstar Media Group, Inc. ........... 45
370
NIQ Global Intelligence PLC(a) ....... 6
8,433
Omnicom Group, Inc. ............... 688
875
Ralliant Corp. .................... 38
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
2,943
The Interpublic Group of Cos., Inc. ..... $ 82
1,232
The New York Times Co., Class - A ..... 71
7,829
The Trade Desk, Inc., Class - A(a) ...... 383
6,413
Metals & Mining — 0.48%
1,930
Alcoa Corp. ...................... 63
3,898
Anglogold Ashanti PLC ............. 274
1,082
ATI, Inc.(a) ...................... 88
33,375
Carpenter Technology Corp. .......... 8,195
3,876
Cleveland-Cliffs, Inc.(a) ............. 47
25,066
Freeport-McMoRan, Inc. ............ 983
1,013
MP Materials Corp.(a) .............. 68
32,804
Newmont Corp. ................... 2,765
4,091
Nucor Corp. ...................... 554
1,972
Reliance, Inc. ..................... 554
497
Royal Gold, Inc. ................... 100
677
Southern Copper Corp. .............. 82
2,518
Steel Dynamics, Inc. ................ 352
14,125
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
8,090
AGNC Investment Corp. ............ 79
10,912
Annaly Capital Management, Inc. ...... 221
4,012
Rithm Capital Corp. ................ 46
2,689
Starwood Property Trust, Inc. ......... 52
398
Multi-Utilities — 0.72%
20,318
Ameren Corp. .................... 2,121
51,791
CenterPoint Energy, Inc. ............. 2,009
29,452
CMS Energy Corp. ................. 2,157
25,793
Consolidated Edison, Inc. ............ 2,594
39,890
Dominion Energy, Inc. .............. 2,440
14,521
DTE Energy Co. .................. 2,053
39,198
NiSource, Inc. .................... 1,697
20,810
Public Service Enterprise Group, Inc. .... 1,737
23,274
Sempra ......................... 2,095
21,898
WEC Energy Group, Inc. ............ 2,509
21,412
Office REITs — 0.20%
2,865
Alexandria Real Estate Equities, Inc. .... 239
2,652
BXP, Inc. ........................ 197
42,441
COPT Defense Properties ............ 1,233
1,290
Cousins Properties, Inc. ............. 37
788
Highwoods Properties, Inc. ........... 25
26,240
JBG SMITH Properties .............. 584
37,340
Kilroy Realty Corp. ................ 1,578
121,438
Paramount Group, Inc.(a) ............ 794

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
20,445
SL Green Realty Corp. .............. $ 1,223
1,338
Vornado Realty Trust ............... 54
5,964
Oil, Gas & Consumable Fuels — 1.26%
2,550
Antero Midstream Corp. ............. 50
2,242
Antero Resources Corp.(a) ........... 75
2,799
APA Corp. ....................... 68
8,606
Cheniere Energy, Inc. ............... 2,022
40,495
Chevron Corp. .................... 6,289
474
Chord Energy Corp. ................ 47
767
Civitas Resources, Inc. .............. 25
28,351
ConocoPhillips ................... 2,682
35,514
Coterra Energy, Inc. ................ 840
11,008
Devon Energy Corp. ................ 386
3,314
Diamondback Energy, Inc. ........... 474
778
DT Midstream, Inc. ................ 88
15,504
EOG Resources, Inc. ............... 1,738
10,660
EQT Corp. ....................... 580
9,863
Expand Energy Corp. ............... 1,048
87,651
Exxon Mobil Corp. ................ 9,882
1,226
HF Sinclair Corp. .................. 64
66,602
Kinder Morgan, Inc. ................ 1,886
7,418
Marathon Petroleum Corp. ........... 1,430
902
Matador Resources Co. .............. 41
18,889
Occidental Petroleum Corp. .......... 893
11,107
ONEOK, Inc. ..................... 811
1,948
Ovintiv, Inc. ..................... 79
5,252
Permian Resources Corp. ............ 67
9,077
Phillips 66 ....................... 1,235
1,786
Range Resources Corp. .............. 67
3,813
Targa Resources Corp. .............. 638
339
Texas Pacific Land Corp. ............ 316
34,865
The Williams Cos., Inc. ............. 2,209
7,456
Valero Energy Corp. ................ 1,269
1,312
Viper Energy, Inc., Class - A .......... 50
37,349
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 43
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 47
4,899
American Airlines Group, Inc.(a) ....... 55
6,622
Delta Air Lines, Inc. ................ 376
3,957
Southwest Airlines Co. .............. 126
3,318
United Airlines Holdings, Inc.(a) ....... 321
925
Personal Care Products — 0.30%
1,000
BellRing Brands, Inc.(a) ............. 36
Shares Security Description
Value
(000)
Common Stocks (continued)
Personal Care Products (continued)
2,894
Coty, Inc., Class - A(a) .............. $ 12
406
e.l.f. Beauty, Inc.(a) ................ 54
510,964
Kenvue, Inc. ..................... 8,294
4,084
The Estee Lauder Cos., Inc. .......... 359
8,755
Pharmaceuticals — 2.95%
74,781
Bristol-Myers Squibb Co. ............ 3,372
727
Corcept Therapeutics, Inc.(a) ......... 60
3,702
Elanco Animal Health, Inc.(a) ......... 75
15,752
Eli Lilly & Co. .................... 12,019
467
Jazz Pharmaceuticals PLC(a) ......... 62
54,289
Johnson & Johnson ................ 10,066
66,619
Merck & Co., Inc. ................. 5,591
876,832
Novo Nordisk A/S, ADR ............. 48,655
1,927
Organon & Co. ................... 21
1,019
Perrigo Co. PLC .................. 23
159,198
Pfizer, Inc. ....................... 4,057
51,287
Royalty Pharma PLC, Class - A ........ 1,809
9,041
Viatris, Inc. ...................... 90
10,396
Zoetis, Inc. ...................... 1,521
87,421
Professional Services — 0.42%
1,232
Amentum Holdings, Inc.(a) ........... 30
9,788
Automatic Data Processing, Inc. ....... 2,873
15,551
Booz Allen Hamilton Holding Corp. .... 1,554
4,177
Broadridge Financial Solutions, Inc. .... 995
171
CACI International, Inc., Class - A(a) ... 85
3,580
Clarivate PLC(a) .................. 14
322
Concentrix Corp. .................. 15
1,165
Dayforce, Inc.(a) .................. 80
2,157
Equifax, Inc. ..................... 553
1,224
ExlService Holdings, Inc.(a) .......... 54
256
FTI Consulting, Inc.(a) .............. 41
1,245
Genpact Ltd. ..................... 52
2,166
Jacobs Solutions, Inc. ............... 324
1,034
KBR, Inc. ....................... 49
9,386
Leidos Holdings, Inc. ............... 1,773
381
ManpowerGroup, Inc. .............. 14
408
Parsons Corp.(a) .................. 34
9,851
Paychex, Inc. ..................... 1,249
893
Paycom Software, Inc. .............. 186
349
Paylocity Holding Corp.(a) ........... 56
802
Robert Half, Inc. .................. 27
363
Science Applications International Corp. . 36
3,794
SS&C Technologies Holdings, Inc. ..... 337
3,393
TransUnion ...................... 285
6,732
Verisk Analytics, Inc. ............... 1,693
12,409

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Real Estate Management & Development — 0.09%
7,897
CBRE Group, Inc., Class - A(a) ........ $ 1,245
7,420
CoStar Group, Inc.(a) ............... 626
254
Howard Hughes Holdings, Inc.(a) ...... 21
1,751
Jones Lang LaSalle, Inc.(a) ........... 522
427
Zillow Group, Inc., Class - A(a) ........ 32
2,977
Zillow Group, Inc., Class - C(a) ........ 229
2,675
Residential REITs — 0.64%
45,160
American Homes 4 Rent, Class - A ..... 1,502
22,040
AvalonBay Communities, Inc. ......... 4,258
8,426
Camden Property Trust .............. 900
26,300
Equity LifeStyle Properties, Inc. ....... 1,597
15,005
Equity Residential ................. 971
15,382
Essex Property Trust, Inc. ............ 4,116
33,120
Invitation Homes, Inc. .............. 971
19,928
Mid-America Apartment Communities, Inc. 2,783
9,415
Sun Communities, Inc. .............. 1,215
18,143
UDR, Inc. ....................... 677
18,990
Retail REITs — 0.60%
826
Agree Realty Corp. ................ 59
59,813
Brixmor Property Group, Inc. ......... 1,656
653
Federal Realty Investment Trust ....... 66
11,735
Kimco Realty Corp. ................ 256
1,447
NNN REIT, Inc. ................... 62
63,059
Realty Income Corp. ............... 3,834
36,689
Regency Centers Corp. .............. 2,674
27,353
Simon Property Group, Inc. .......... 5,133
70,361
Tanger, Inc. ...................... 2,381
79,698
Urban Edge Properties .............. 1,631
17,752
Semiconductors & Semiconductor Equipment — 5.57%
28,506
Advanced Micro Devices, Inc.(a) ....... 4,612
946
Allegro MicroSystems, Inc.(a) ......... 28
865
Amkor Technology, Inc. ............. 25
8,764
Analog Devices, Inc. ............... 2,153
14,240
Applied Materials, Inc. .............. 2,915
980
Astera Labs, Inc.(a) ................ 192
106,283
Broadcom, Inc. ................... 35,064
416
Cirrus Logic, Inc.(a) ................ 52
1,006
Enphase Energy, Inc.(a) ............. 36
2,619
Entegris, Inc. ..................... 242
1,797
First Solar, Inc.(a) ................. 397
757
GLOBALFOUNDRIES, Inc.(a) ....... 27
77,079
Intel Corp.(a) ..................... 2,586
2,340
KLA Corp. ...................... 2,523
22,570
Lam Research Corp. ................ 3,022
1,029
Lattice Semiconductor Corp.(a) ........ 75
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
481 MACOM Technology Solutions Holdings,
Inc.(a) ...................... $ 60
15,122
Marvell Technology, Inc. ............ 1,272
9,347
Microchip Technology, Inc. ........... 600
19,773
Micron Technology, Inc. ............. 3,308
501
MKS, Inc. ....................... 62
837
Monolithic Power Systems, Inc. ....... 770
468,127
NVIDIA Corp. .................... 87,345
2,483
NXP Semiconductors N.V. ........... 565
7,482
ON Semiconductor Corp.(a) .......... 369
376
Onto Innovation, Inc.(a) ............. 49
756
Qorvo, Inc.(a) .................... 69
19,147
QUALCOMM, Inc. ................ 3,185
1,205
Skyworks Solutions, Inc. ............ 93
33,732 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 9,421
2,834
Teradyne, Inc. .................... 390
16,050
Texas Instruments, Inc. .............. 2,949
353
Universal Display Corp. ............. 51
164,507
Software — 5.30%
7,512
Adobe, Inc.(a) .................... 2,650
169
Appfolio, Inc., Class - A(a) ........... 47
22,910
AppLovin Corp., Class - A(a) ......... 16,461
2,885
Atlassian Corp., Class - A(a) .......... 461
7,624
Aurora Innovation, Inc.(a) ............ 41
3,744
Autodesk, Inc.(a) .................. 1,190
2,792
Bentley Systems, Inc., Class - B ....... 144
775
BILL Holdings, Inc.(a) .............. 41
4,843
Cadence Design Systems, Inc.(a) ....... 1,701
4,007
CCC Intelligent Solutions Holdings, Inc.(a) 37
367
Circle Internet Group, Inc.(a) ......... 49
2,142
Confluent, Inc., Class - A(a) .......... 42
1,164
Corpay, Inc.(a) .................... 335
4,349
Crowdstrike Holdings, Inc., Class - A(a) . 2,133
5,259
Datadog, Inc., Class - A(a) ........... 749
3,529
Docusign, Inc.(a) .................. 255
449
Dolby Laboratories, Inc., Class - A ..... 32
1,050
DoubleVerify Holdings, Inc.(a) ........ 13
1,566
Dropbox, Inc., Class - A(a) ........... 47
5,177
Dynatrace, Inc.(a) ................. 251
673
Elastic N.V.(a) .................... 57
423
Fair Isaac Corp.(a) ................. 633
11,440
Fortinet, Inc.(a) ................... 959
9,560
Gen Digital, Inc. .................. 271
1,017
Gitlab, Inc., Class - A(a) ............. 46
648
Guidewire Software, Inc.(a) .......... 149
904
HubSpot, Inc.(a) .................. 423
811
Informatica, Inc., Class - A(a) ......... 20
4,878
Intuit, Inc. ....................... 3,332
471
Manhattan Associates, Inc.(a) ......... 97

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
143,108
Microsoft Corp. ................... $ 74,120
825
nCino, Inc.(a) .................... 22
4,437
Nutanix, Inc., Class - A(a) ............ 330
62,860
Oracle Corp. ..................... 17,678
39,341
Palantir Technologies, Inc., Class - A(a) .. 7,177
11,718
Palo Alto Networks, Inc.(a) ........... 2,386
628
Pegasystems, Inc. .................. 36
886
Procore Technologies, Inc.(a) ......... 65
2,083
PTC, Inc.(a) ...................... 423
391,570
QXO, Inc.(a) ..................... 7,464
646
RingCentral, Inc., Class - A(a) ......... 18
3,031
Roper Technologies, Inc. ............. 1,511
904
Rubrik, Inc., Class - A(a) ............ 74
465
SailPoint, Inc.(a) .................. 10
16,744
Salesforce, Inc. ................... 3,969
4,971
Samsara, Inc., Class - A(a) ........... 185
2,117
SentinelOne, Inc., Class - A(a) ........ 37
3,649
ServiceNow, Inc.(a) ................ 3,358
4,626
Strategy, Inc.(a) ................... 1,491
3,255
Synopsys, Inc.(a) .................. 1,606
776
Teradata Corp.(a) .................. 17
751
Tyler Technologies, Inc.(a) ........... 393
3,420
UiPath, Inc., Class - A(a) ............ 46
2,463
Unity Software, Inc.(a) .............. 99
3,806
Workday, Inc., Class - A(a) ........... 916
4,458
Zoom Communications, Inc.(a) ........ 368
1,737
Zscaler, Inc.(a) .................... 521
156,986
Specialized REITs — 1.02%
17,576
American Tower Corp. .............. 3,380
20,627
Crown Castle, Inc. ................. 1,990
1,695
CubeSmart ...................... 69
27,594
Digital Realty Trust, Inc. ............. 4,770
10,591
EPR Properties ................... 615
7,488
Equinix, Inc. ..................... 5,864
7,037
Extra Space Storage, Inc. ............ 992
31,393
Gaming and Leisure Properties, Inc. .... 1,463
5,131
Iron Mountain, Inc. ................ 524
656
Lamar Advertising Co., Class - A ....... 80
603
National Storage Affiliates Trust ....... 18
17,300
Public Storage .................... 4,997
1,161
Rayonier, Inc. .................... 31
7,046
SBA Communications Corp. .......... 1,362
53,503
Smartstop Self Storage REIT, Inc. ...... 2,014
54,530
VICI Properties, Inc. ............... 1,778
12,717
Weyerhaeuser Co. ................. 316
30,263
Specialty Retail — 1.17%
213
AutoNation, Inc.(a) ................ 47
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
713
AutoZone, Inc.(a) .................. $ 3,058
1,735
Bath & Body Works, Inc. ............ 45
3,484
Best Buy Co., Inc. ................. 263
1,113
Burlington Stores, Inc.(a) ............ 283
1,198
CarMax, Inc.(a) ................... 54
2,222
Carvana Co.(a) .................... 838
1,618
Chewy, Inc., Class - A(a) ............ 65
37,710
Dick's Sporting Goods, Inc. ........... 8,380
414
Five Below, Inc.(a) ................. 64
823
Floor & Decor Holdings, Inc., Class - A(a) 61
3,171
GameStop Corp., Class - A(a) ......... 87
206
Lithia Motors, Inc. ................. 65
9,885
Lowe's Cos., Inc. .................. 2,484
139
Murphy USA, Inc. ................. 54
31,653
O'Reilly Automotive, Inc.(a) .......... 3,413
152
Penske Automotive Group, Inc. ........ 26
123
RH(a) .......................... 25
8,407
Ross Stores, Inc. .................. 1,281
1,780
The Gap, Inc. ..................... 38
18,044
The Home Depot, Inc. .............. 7,312
27,280
The TJX Cos., Inc. ................. 3,943
21,290
Tractor Supply Co. ................. 1,211
1,978
Ulta Beauty, Inc.(a) ................ 1,081
995
Valvoline, Inc.(a) .................. 36
737
Wayfair, Inc., Class - A(a) ............ 66
2,148
Williams-Sonoma, Inc. .............. 420
34,700
Technology Hardware, Storage & Peripherals — 3.11%
296,115
Apple, Inc. ...................... 75,399
5,492
Dell Technologies, Inc., Class - C ...... 779
22,798
Hewlett Packard Enterprise Co. ........ 560
16,630
HP, Inc. ......................... 453
3,568
NetApp, Inc. ..................... 422
5,450
Pure Storage, Inc., Class - A(a) ........ 456
1,043
Sandisk Corp.(a) .................. 117
54,395
Seagate Technology Holdings PLC ..... 12,841
9,107
Super Micro Computer, Inc.(a) ........ 437
6,261
Western Digital Corp. ............... 752
92,216
Textiles, Apparel & Luxury Goods — 0.72%
1,154
Amer Sports, Inc.(a) ................ 40
404
Birkenstock Holding PLC(a) .......... 18
201
Columbia Sportswear Co. ............ 11
459
Crocs, Inc.(a) ..................... 38
2,659
Deckers Outdoor Corp.(a) ............ 270
1,904
Lululemon Athletica, Inc.(a) .......... 339
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 18,457
20,552
NIKE, Inc., Class - B ............... 1,434

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
1,705
On Holding AG, Class - A(a) .......... $ 72
429
PVH Corp. ...................... 36
307
Ralph Lauren Corp. ................ 96
3,573
Tapestry, Inc. ..................... 404
1,429
Under Armour, Inc., Class - A(a) ....... 7
1,440
Under Armour, Inc., Class - C(a) ....... 7
2,652
VF Corp. ........................ 38
21,267
Tobacco — 0.61%
59,658
Altria Group, Inc. .................. 3,941
87,081
Philip Morris International, Inc. ........ 14,125
18,066
Trading Companies & Distributors — 0.74%
63,363
AerCap Holdings N.V. .............. 7,667
8,828
AerCap Holdings N.V. .............. 1,068
788
Air Lease Corp. ................... 50
295
Applied Industrial Technologies, Inc. .... 77
1,478
Core & Main, Inc., Class - A(a) ........ 80
26,017
Fastenal Co. ...................... 1,276
39,127
Ferguson Enterprises, Inc. ............ 8,788
788
FTAI Aviation Ltd.(c) ............... 131
350
MSC Industrial Direct Co., Inc. ........ 32
337
SiteOne Landscape Supply, Inc.(a) ...... 43
1,151
United Rentals, Inc. ................ 1,099
1,227
W.W. Grainger, Inc. ................ 1,170
607
Watsco, Inc. ...................... 245
371
WESCO International, Inc. ........... 78
21,804
Water Utilities — 0.14%
15,518
American Water Works Co., Inc. ....... 2,160
48,433
Essential Utilities, Inc. .............. 1,932
4,092
Wireless Telecommunication Services — 0.12%
795
Millicom International Cellular SA ..... 39
14,748
T-Mobile US, Inc. ................. 3,530
3,569
Total Common Stocks (cost $1,157,095) 1,904,857
Contingent Rights — 0.00%
Distributors — 0.00%
5,443 Sycamore Partners LLC CVR, 08/29/29(a)
(b) ........................ —
Shares Security Description
Value
(000)
Contingent Rights (continued)
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a)(b) . $ —
Total Contingent Rights (cost $–) ..... –
Investment Companies — 33.92%
Domestic Equity Funds — 13.12%
194,110
iShares Core S&P 500 ETF ........... 129,918
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 30,770
11,135
iShares Russell 1000 ETF ............ 4,070
500,000
SPDR S&P Homebuilders ETF ........ 55,400
224,245
Vanguard S&P 500 ETF ............. 137,323
93,660
Vanguard Total Stock Market ETF ...... 30,736
388,217
International Equity Funds — 9.74%
2,063,400
Vanguard FTSE Developed Markets ETF . 123,639
2,066,500
Vanguard FTSE Europe ETF .......... 164,906
288,545
Money Market Funds — 11.06%
327,451,540 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.01%(d) .................... 327,452
327,452
Total Investment Companies (cost
$836,173) ....................... 1,004,214
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures (cost
$410) .......................... 188
Total Investments (cost $1,993,678) —
98.26% ..................... 2,909,259
Other assets in excess of liabilities —
1.74% ...................... 51,490
Net Assets - 100.00% .............. $ 2,960,749
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
September 30, 2025.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025 .
(c) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers Total
Common Stocks ...................................................................................................... 43.22% 2.27% 2.67% 16.17% 64.33%
Contingent Rights ................................................................................................... — — — — — %
Investment Companies ............................................................................................ 0.03% 33.71% 0.02% 0.16% 33.92%
Options on Futures .................................................................................................. — 0.01% — — 0.01%
Other Assets (Liabilities) ........................................................................................ 0.05% 1.67% 0.02% — 1.74%
Total Net Assets ................................................................................................. 43.30% 37.66% 2.71% 16.33% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini Russell 2000 Index Future ................. 62 12/19/25 $ 7,612 $ 121
E-Mini S&P 500 Future ......................... 1,238 12/19/25 417,129 5,246
Japanese Yen Currency Future .................... 100 12/15/25 8,517 (46)
$ 433,258 $ 5,321
Total Unrealized Appreciation ..................... $ 5,367
Total Unrealized Depreciation ..................... (46)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 5,321
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 200 $ 16,375 $ 65.50 11/7/25 $ (28)
Japanese Yen Future Option ............... Put 200 16,500 66.00 11/7/25 (40)
Japanese Yen Future Option ............... Put 300 24,563 65.50 12/5/25 (79)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Put 100 $ 8,250 $ 66.00 12/5/25 $ (37)
Japanese Yen Future Option ............... Put 100 8,125 65.00 12/5/25 (19)
$ (203)
Exchanged-traded options on futures contacts purchased as of September 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Japanese Yen Future Option ............... Call 100 $ 9,250 $ 74.00 10/3/25 $ 1
Japanese Yen Future Option ............... Call 100 9,188 73.50 10/3/25 1
Japanese Yen Future Option ............... Call 100 8,750 70.00 10/3/25 1
Japanese Yen Future Option ............... Call 200 17,375 69.50 10/3/25 1
Japanese Yen Future Option ............... Call 200 18,250 73.00 11/7/25 11
Japanese Yen Future Option ............... Call 100 8,875 71.00 11/7/25 18
Japanese Yen Future Option ............... Call 100 8,625 69.00 11/7/25 63
Japanese Yen Future Option ............... Call 100 8,688 69.50 11/7/25 46
Japanese Yen Future Option ............... Call 100 8,813 70.50 12/5/25 46
$ 188
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
September
30, 2025 (%)
(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.22 $ 300,000 $ (22,942) $ (22,838) $ (104)
$ (22,942) $ (22,838) $ (104)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
28
Shares Security Description
Value
(000)
Common Stocks — 98.64%
Australia — 1.68%
4,544
ANZ Group Holdings Ltd. (Banks) ..... $ 100
1,892
APA Group (Gas Utilities) ........... 11
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 39
288
ASX Ltd. (Capital Markets) .......... 11
245
Atlassian Corp., Class - A (Software)(a) .. 39
7,722
BHP Group Ltd. (Metals & Mining) ..... 216
665
BlueScope Steel Ltd. (Metals & Mining) . 10
2,095 Brambles Ltd. (Commercial Services &
Supplies) .................... 34
562 CAR Group Ltd. (Interactive Media &
Services) .................... 14
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 18
2,003 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 31
2,533
Commonwealth Bank of Australia (Banks) 279
801
Computershare Ltd. (Professional Services) 19
739
CSL Ltd. (Biotechnology) ............ 97
3,225
Evolution Mining Ltd. (Metals & Mining) 23
2,563
Fortescue Ltd. (Metals & Mining) ...... 32
3,072
Goodman Group (Industrial REITs) ..... 67
3,583
Insurance Australia Group Ltd. (Insurance) 19
548
Macquarie Group Ltd. (Capital Markets) . 80
4,104
Medibank Pvt Ltd. (Insurance) ........ 13
4,626
National Australia Bank Ltd. (Banks) .... 135
2,132 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 33
2,606
Origin Energy Ltd. (Electric Utilities) ... 22
87
Pro Medicus Ltd. (Health Care Technology) 18
1,080
Qantas Airways Ltd. (Passenger Airlines) . 8
2,284
QBE Insurance Group Ltd. (Insurance) .. 31
78 REA Group Ltd. (Interactive Media &
Services) .................... 12
570
Rio Tinto Ltd. (Metals & Mining) ...... 46
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 22
9,999
Scentre Group (Retail REITs) ......... 27
309 SGH Ltd. (Trading Companies &
Distributors) ................. 10
7,415 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 15
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 10
6,826
South32 Ltd. (Metals & Mining) ....... 12
3,420
Stockland (Diversified REITs) ......... 14
1,619
Suncorp Group Ltd. (Insurance) ....... 22
5,964 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 19
3,206 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 12
4,665 Transurban Group (Transportation
Infrastructure) ................ 43
9,082
Vicinity Ltd. (Retail REITs)(b) ........ 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
337 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 9
1,718
Wesfarmers Ltd. (Broadline Retail) ..... 105
5,225
Westpac Banking Corp. (Banks) ....... 135
278
WiseTech Global Ltd. (Software) ....... 17
2,884 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 44
1,844 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 33
2,021
Austria — 0.05%
467
Erste Group Bank AG (Banks)(b) ...... 46
218
OMV AG (Oil, Gas & Consumable Fuels) 12
101
Verbund AG (Electric Utilities) ........ 7
65
Belgium — 0.21%
210
Ageas SA/N.V. (Insurance)(b) ......... 15
1,496 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 88
19
D'ieteren Group (Distributors) ......... 4
77
Elia Group SA/N.V. (Electric Utilities)(b) 9
123 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 11
347
KBC Group N.V. (Banks) ............ 41
1
Lotus Bakeries N.V. (Food Products)(b) .. 9
31
Sofina SA (Financial Services) ........ 9
108
Syensqo SA (Chemicals) ............. 9
191
UCB SA (Pharmaceuticals) ........... 53
248
Bermuda — 0.06%
572
Arch Capital Group Ltd. (Insurance) .... 52
65
Everest Group Ltd. (Insurance) ........ 23
75
Canada — 3.36%
765
Agnico Eagle Mines Ltd. (Metals & Mining) 129
768
Alamos Gold, Inc. (Metals & Mining) ... 27
1,153 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 62
461
AltaGas Ltd. (Gas Utilities) ........... 14
894 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 16
268 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 19
1,073
Bank of Montreal (Banks) ............ 140
2,637
Barrick Mining Corp. (Metals & Mining) . 87
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 5
142 Bombardier, Inc., Class - B (Aerospace &
Defense)(a)(b) ................ 20

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
2,077
Brookfield Corp. (Capital Markets) ..... $ 143
483
CAE, Inc. (Aerospace & Defense)(a) .... 14
659 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 55
1,434 Canadian Imperial Bank of Commerce
(Banks) ..................... 115
807 Canadian National Railway Co. (Ground
Transportation) ............... 76
3,200 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 102
1,417 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 106
75 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 9
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 8
218 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 12
176 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 43
2,070 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 35
307
CGI, Inc. (IT Services) .............. 27
31
Constellation Software, Inc. (Software) .. 84
413
Dollarama, Inc. (Broadline Retail) ...... 54
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 16
449
Emera, Inc. (Electric Utilities) ......... 22
193 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 7
3,378 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 170
31
Fairfax Financial Holdings Ltd. (Insurance) 54
1,070 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 24
60 FirstService Corp. (Real Estate Management
& Development) .............. 11
759
Fortis, Inc. (Electric Utilities) ......... 39
294
Franco-Nevada Corp. (Metals & Mining) . 65
261 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 16
348 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 16
207 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 12
429
Great-West Lifeco, Inc. (Insurance) ..... 17
499
Hydro One Ltd. (Electric Utilities)(b) .... 18
142
iA Financial Corp., Inc. (Insurance) ..... 16
200
IGM Financial, Inc. (Capital Markets) ... 7
271 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 25
272
Intact Financial Corp. (Insurance)(b) .... 53
1,114
Ivanhoe Mines Ltd. (Metals & Mining)(a) 12
348 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 12
1,858
Kinross Gold Corp. (Metals & Mining) .. 46
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
908 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... $ 35
168 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 30
145
Lundin Gold, Inc. (Metals & Mining)(b) . 9
1,119
Lundin Mining Corp. (Metals & Mining)(b) 17
402 Magna International, Inc. (Automobile
Components) ................. 19
2,453
Manulife Financial Corp. (Insurance) .... 76
314 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 21
597
National Bank of Canada (Banks) ...... 63
746
Nutrien Ltd. (Chemicals) ............ 44
393
Open Text Corp. (Software)(b) ........ 15
551 Pan American Silver Corp. (Metals &
Mining) ..................... 21
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 36
852
Power Corp. of Canada (Insurance) ..... 37
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 30
532 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 18
2,117
Royal Bank of Canada (Banks) ........ 313
366
Saputo, Inc. (Food Products)(b) ........ 9
1,865
Shopify, Inc., Class - A (IT Services)(a) .. 278
173
Stantec, Inc. (Construction & Engineering) 19
872
Sun Life Financial, Inc. (Insurance) ..... 52
1,908 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 80
1,582 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 86
713 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 31
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 12
122 TFI International, Inc. (Ground
Transportation) ............... 11
1,893
The Bank of Nova Scotia (Banks) ...... 122
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 12
2,631
The Toronto-Dominion Bank (Banks) ... 210
241 Thomson Reuters Corp. (Professional
Services) .................... 37
420
TMX Group Ltd. (Capital Markets) ..... 16
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 14
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 23
391 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 69
693 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 78
1,877 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 14

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
199 WSP Global, Inc. (Construction &
Engineering) ................. $ 39
4,056
Chile — 0.02%
594
Antofagasta PLC (Metals & Mining) .... 22
China — 0.01%
3,900 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 10
Denmark — 0.48%
7 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 14
6 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 12
143
Carlsberg A/S, Class - B (Beverages) .... 17
191 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 16
1,137
Danske Bank A/S (Banks) ............ 48
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 5
310
DSV A/S (Air Freight & Logistics) ..... 61
94
Genmab A/S (Biotechnology)(a)(b) ..... 29
4,921 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 266
530
Novonesis Novozymes B (Chemicals) ... 32
253
Orsted A/S (Electric Utilities)(a)(b) ..... 5
124 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 16
180 ROCKWOOL A/S, Class - B (Building
Products) .................... 7
669
Tryg A/S (Insurance)(b) ............. 17
1,529 Vestas Wind Systems A/S (Electrical
Equipment) .................. 29
574
Finland — 0.26%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 11
635
Fortum Oyj (Electric Utilities) ......... 12
386 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 8
508
Kone Oyj, Class - B (Machinery) ....... 35
920
Metso Oyj (Machinery)(b) ........... 13
633
Neste Oyj (Oil, Gas & Consumable Fuels) 12
8,275
Nokia Oyj (Communications Equipment) . 40
4,802
Nordea Bank Abp (Banks) ........... 78
128
Orion Oyj, Class - B (Pharmaceuticals) .. 10
3,597
Sampo Oyj, A Shares (Insurance) ...... 40
1,248 Stora Enso Oyj, Class - R (Paper & Forest
Products) .................... 14
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
747
Wartsila Oyj Abp (Machinery) ......... $ 22
316
France — 2.62%
283
Accor SA (Hotels, Restaurants & Leisure) 13
42 Aeroports de Paris SA (Transportation
Infrastructure) ................ 6
892
Air Liquide SA (Chemicals) .......... 185
894
Airbus SE (Aerospace & Defense) ...... 206
522
Alstom SA (Machinery)(a) ........... 14
108
Amundi SA (Capital Markets)(b) ....... 9
77
Arkema SA (Chemicals) ............. 5
2,688
AXA SA (Insurance) ............... 128
60 BioMerieux (Health Care Equipment &
Supplies) .................... 8
1,584
BNP Paribas SA (Banks) ............. 144
1,613
Bollore SE (Entertainment) ........... 9
281
Bouygues SA (Construction & Engineering) 13
466
Bureau Veritas SA (Professional Services) 15
258
Capgemini SE (IT Services) .......... 37
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 12
648
Cie de Saint-Gobain SA (Building Products) 70
1,006 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 36
134
Covivio SA (Office REITs) ........... 9
1,608
Credit Agricole SA (Banks) ........... 32
1,018
Danone SA (Food Products) .......... 89
1,005
Dassault Systemes SE (Software) ...... 34
354
Edenred SE (Financial Services) ....... 8
100
Eiffage SA (Construction & Engineering)(b) 13
2,752
Engie SA (Multi-Utilities) ............ 59
460 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 149
256 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 9
61
Gecina SA (Office REITs)(b) .......... 6
390
Getlink SE (Transportation Infrastructure) 7
48 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 117
54
Ipsen SA (Pharmaceuticals) ........... 7
112 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 37
304
Klepierre SA (Retail REITs) .......... 12
397
Legrand SA (Electrical Equipment) ..... 66
367
L'Oreal SA (Personal Care Products) .... 159
383 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 233
2,784 Orange SA (Diversified Telecommunication
Services)(b) .................. 45
301
Pernod Ricard SA (Beverages) ........ 30
339
Publicis Groupe SA (Media) .......... 33
290
Renault SA (Automobiles) ........... 12

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
332 Rexel SA (Trading Companies &
Distributors) ................. $ 11
557
Safran SA (Aerospace & Defense) ...... 196
1,695
Sanofi SA (Pharmaceuticals) .......... 156
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 9
833 Schneider Electric SE (Electrical
Equipment)(b) ................ 231
1,093
Societe Generale SA (Banks) ......... 72
131
Sodexo SA (Hotels, Restaurants & Leisure) 8
122
Teleperformance SE (Professional Services) 9
140
Thales SA (Aerospace & Defense) ...... 44
3,137 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 190
180
Unibail-Rodamco-Westfield (Retail REITs) 19
1,046
Veolia Environnement SA (Multi-Utilities) 36
750
Vinci SA (Construction & Engineering) .. 104
3,161
Germany — 2.39%
259 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 55
581
Allianz SE, Registered Shares (Insurance) 244
1
Aumovio SE (Automobile Components)(a) —
1,262
BASF SE (Chemicals) .............. 63
1,480 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 49
500 Bayerische Motoren Werke AG
(Automobiles) ................ 50
15 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 1
145
Beiersdorf AG (Personal Care Products) .. 15
183 Brenntag SE (Trading Companies &
Distributors) ................. 11
1,158
Commerzbank AG (Banks) ........... 44
165
Continental AG (Automobile Components) 11
310
Covestro AG (Chemicals)(a) .......... 21
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 9
723
Daimler Truck Holding AG (Machinery) . 30
284 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 8
2,795 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 98
283
Deutsche Boerse AG (Capital Markets) .. 76
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 7
1,448
Deutsche Post AG (Air Freight & Logistics) 64
5,409 Deutsche Telekom AG, Registered
(Diversified Telecommunication
Services)(b) .................. 184
168 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)(b) ......... 8
3,392
E.ON SE (Multi-Utilities) ............ 64
515
Evonik Industries AG (Chemicals) ...... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
311 Fresenius Medical Care AG (Health Care
Providers & Services) ........... $ 16
638 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 36
231
GEA Group AG (Machinery) ......... 17
91
Hannover Rueck SE (Insurance) ....... 27
207 Heidelberg Materials AG (Construction
Materials)(b) ................. 47
159 Henkel AG & Co. KGaA (Household
Products) .................... 12
245 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 20
104
Hensoldt AG (Aerospace & Defense) .... 13
1,995 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 78
107
Knorr-Bremse AG (Machinery) ........ 10
107 LEG Immobilien SE (Real Estate
Management & Development) ..... 9
1,099
Mercedes-Benz Group AG (Automobiles) 69
195
Merck KGaA (Pharmaceuticals) ....... 25
81 MTU Aero Engines AG (Aerospace &
Defense) .................... 37
204 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 130
86
Nemetschek SE (Software) ........... 11
8
Rational AG (Machinery) ............ 6
71
Rheinmetall AG (Aerospace & Defense) . 165
952 RWE AG (Independent Power and
Renewable Electricity Producers) .. 42
1,601
SAP SE (Software) ................. 429
39 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 9
108 Scout24 SE (Interactive Media & Services)
(b) ........................ 14
1,172 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 315
1,071 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 125
521 Siemens Healthineers AG (Health Care
Equipment & Supplies)(b) ....... 28
200
Symrise AG (Chemicals)(b) .......... 17
96
Talanx AG (Insurance) .............. 13
1,109 Vonovia SE (Real Estate Management &
Development) ................ 35
338
Zalando SE (Specialty Retail)(a)(b) ..... 10
2,886
Hong Kong — 0.55%
16,600
AIA Group Ltd. (Insurance) .......... 158
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 26
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 10
4,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 26

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... $ 10
2,500
CLP Holdings Ltd. (Electric Utilities) ... 21
84 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 15
4,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 22
1,100
Hang Seng Bank Ltd. (Banks) ......... 17
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
5,000 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(b) .................. 7
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 14
1,849 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 104
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 10
300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 19
3,811
Link REIT (Retail REITs) ............ 20
2,000
MTR Corp. Ltd. (Ground Transportation) . 7
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 13
3,973
Prudential PLC (Insurance) ........... 55
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 11
3,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 12
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 24
500 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 4
2,000
Techtronic Industries Co. Ltd. (Machinery) 26
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 9
11,950
WH Group Ltd. (Food Products)(b) ..... 13
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 6
666
Ireland (Republic of) — 1.03%
944
Accenture PLC, Class - A (IT Services) .. 232
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 30
44 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 5
3,181
AIB Group PLC (Banks)(b) .......... 29
133
Allegion PLC (Building Products) ...... 24
356
Aptiv PLC (Automobile Components)(a) . 31
1,530
Bank of Ireland Group PLC (Banks) .... 25
151
DCC PLC (Industrial Conglomerates)(b) . 10
597
Eaton Corp. PLC (Electrical Equipment) . 223
1,393
Experian PLC (Professional Services) ... 70
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
811 James Hardie Industries PLC (Construction
Materials)(a) ................. $ 15
276 Kerry Group PLC, Class - A (Food
Products)(b) ................. 25
232
Kingspan Group PLC (Building Products) 19
1,988 Medtronic PLC (Health Care Equipment &
Supplies) .................... 189
1,263 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 37
789 Smurfit WestRock PLC (Containers &
Packaging) .................. 34
458 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 101
335 Trane Technologies PLC (Building
Products) .................... 141
1,240
Israel — 0.25%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 10
1,868
Bank Hapoalim BM (Banks) .......... 39
2,197 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 44
133 Check Point Software Technologies Ltd.
(Software)(a) ................. 28
71
CyberArk Software Ltd. (Software)(a) ... 34
40
Elbit Systems Ltd. (Aerospace & Defense) 20
1,131
ICL Group Ltd. (Chemicals) .......... 7
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class - A (Banks) 18
229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 15
57
Monday.com Ltd. (Software)(a) ........ 11
94
Nice Ltd. (Software)(a) .............. 14
52 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 16
1,698 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 34
80
Wix.com Ltd. (IT Services)(a) ......... 14
304
Italy — 0.77%
241 Banca Mediolanum SpA (Financial
Services) .................... 5
2,400 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 21
1,955
Banco BPM SpA (Banks) ............ 29
1,937
BPER Banca SPA (Banks) ........... 21
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 9
12,370
Enel SpA (Electric Utilities)(b) ........ 117
3,247
Eni SpA (Oil, Gas & Consumable Fuels) . 57
192
Ferrari N.V. (Automobiles) ........... 93
925
FinecoBank Banca Fineco SpA (Banks) .. 20
1,425
Generali (Insurance) ................ 56

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
461 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. $ 5
20,902
Intesa Sanpaolo SpA (Banks)(b) ....... 138
615
Leonardo SpA (Aerospace & Defense) ... 39
351 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 21
694
Nexi SpA (Financial Services)(b) ...... 4
688
Poste Italiane SpA (Insurance)(b) ...... 16
425
Prysmian SpA (Electrical Equipment) ... 42
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 10
3,098
Snam SpA (Gas Utilities) ............ 19
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 13
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 21
2,123
UniCredit SpA (Banks) .............. 161
547
Unipol Assicurazioni SpA (Insurance) ... 12
929
Japan — 5.48%
1,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 119
3,600 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 44
300
AGC, Inc. (Building Products) ........ 10
1,000
Aisin Corp. (Automobile Components) .. 17
1,400
Ajinomoto Co., Inc. (Food Products) .... 40
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 26
1,900
Asahi Kasei Corp. (Chemicals) ........ 15
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 26
2,700
Astellas Pharma, Inc. (Pharmaceuticals) .. 29
900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 30
900 Bridgestone Corp. (Automobile
Components) ................. 42
1,400 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 41
500
Capcom Co. Ltd. (Entertainment) ...... 14
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 32
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 14
1,100 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 48
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 10
500
Daifuku Co. Ltd. (Machinery) ......... 16
5,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 44
2,700 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(b) ........................ 61
400
Daikin Industries Ltd. (Building Products) 46
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) $ 11
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 29
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 15
2,900
Denso Corp. (Automobile Components) .. 42
100 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 31
1,400 East Japan Railway Co. (Ground
Transportation) ............... 34
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 13
4,100 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 26
1,400
FANUC Corp. (Machinery) ........... 40
300
Fast Retailing Co. Ltd. (Specialty Retail) . 91
200
Fuji Electric Co. Ltd. (Electrical Equipment) 13
1,700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 42
400
Fujikura Ltd. (Electrical Equipment) .... 39
2,700
Fujitsu Ltd. (IT Services)(b) .......... 64
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 9
6,900
Hitachi Ltd. (Industrial Conglomerates) .. 183
6,300
Honda Motor Co. Ltd. (Automobiles) ... 65
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 69
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 9
1,400 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 10
1,400
IHI Corp. (Machinery) .............. 26
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 23
800
Isuzu Motors Ltd. (Automobiles) ....... 10
1,800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 103
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 8
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 17
2,700
Japan Post Bank Co. Ltd. (Banks)(b) .... 33
2,900
Japan Post Holdings Co. Ltd. (Insurance)(b) 29
300
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
800
JFE Holdings, Inc. (Metals & Mining)(b) . 10
600
Kajima Corp. (Construction & Engineering) 18
700
Kao Corp. (Personal Care Products) ..... 31
200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 13
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 7
4,600 KDDI Corp. (Wireless Telecommunication
Services) .................... 73
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 112
1,000
Kikkoman Corp. (Food Products) ...... 8
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 16

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... $ 8
1,300
Komatsu Ltd. (Machinery) ........... 45
200
Konami Group Corp. (Entertainment) ... 29
1,500
Kubota Corp. (Machinery) ........... 19
1,900 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 26
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 5
200 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 27
4,300
LY Corp. (Interactive Media & Services) . 14
700
M3, Inc. (Health Care Technology) ..... 11
300
Makita Corp. (Machinery) ........... 10
2,100 Marubeni Corp. (Trading Companies &
Distributors) ................. 53
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 10
300
MEIJI Holdings Co. Ltd. (Food Products) 6
500
MINEBEA MITSUMI, Inc. (Machinery) . 9
2,000 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 12
4,900 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 117
2,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 75
1,600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 37
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 9
4,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 129
17,300 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 280
3,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 95
4,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 44
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 15
3,840
Mizuho Financial Group, Inc. (Banks) ... 130
400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 6
1,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 43
2,500 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 48
2,000
NEC Corp. (IT Services) ............. 64
500
Nexon Co. Ltd. (Entertainment) ....... 11
1,300
NIDEC Corp. (Electrical Equipment) .... 23
1,700
Nintendo Co. Ltd. (Entertainment) ...... 147
10
Nippon Building Fund, Inc. (Office REITs) 9
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 10
300
Nippon Sanso Holdings Corp. (Chemicals) 11
7,500
Nippon Steel Corp. (Metals & Mining)(b) 31
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
700
Nippon Yusen KK (Marine Transportation) $ 24
3,400
Nissan Motor Co. Ltd. (Automobiles)(a) . 8
300 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 6
500
Nitori Holdings Co. Ltd. (Specialty Retail) 10
1,100
Nitto Denko Corp. (Chemicals) ........ 26
4,500
Nomura Holdings, Inc. (Capital Markets) . 33
600 Nomura Research Institute Ltd. (IT
Services) .................... 23
45,100 NTT, Inc. (Diversified Telecommunication
Services) .................... 47
1,000 Obayashi Corp. (Construction &
Engineering) ................. 16
500
Obic Co. Ltd. (IT Services) ........... 17
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 22
1,600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 39
1,700
ORIX Corp. (Financial Services) ....... 45
600
Osaka Gas Co. Ltd. (Gas Utilities) ...... 17
300
Otsuka Corp. (IT Services) ........... 6
700
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 37
3,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 20
3,500 Panasonic Holdings Corp. (Household
Durables) ................... 38
2,300
Rakuten Group, Inc. (Broadline Retail)(a)(b) 15
2,100 Recruit Holdings Co. Ltd. (Professional
Services) .................... 113
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 30
3,200
Resona Holdings, Inc. (Banks) ........ 33
800
Ryohin Keikaku Co. Ltd. (Broadline Retail) 16
300
Sanrio Co. Ltd. (Specialty Retail)(b) .... 14
400
SBI Holdings, Inc. (Capital Markets) .... 17
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 9
300
SCSK Corp. (IT Services) ............ 9
600 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 22
600 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 11
900
Sekisui House Ltd. (Household Durables) 20
3,400 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 46
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 8
300 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 8
100
Shimano, Inc. (Leisure Products) ....... 11
2,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 89
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 19
600
Shiseido Co. Ltd. (Personal Care Products) 10
100
SMC Corp. (Machinery) ............. 31

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
43,500 SoftBank Corp. (Wireless
Telecommunication Services) ..... $ 64
1,500 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 190
1,300
Sompo Holdings, Inc. (Insurance) ...... 40
9,400 Sony Financial Group, Inc. (Financial
Services)(a) .................. 10
9,400
Sony Group Corp. (Household Durables) . 271
900
Subaru Corp. (Automobiles) .......... 18
1,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 46
1,100 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 31
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 13
5,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 161
1,000
Sumitomo Mitsui Trust Group, Inc. (Banks) 29
500 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 22
300
Suntory Beverage & Food Ltd. (Beverages) 9
2,400
Suzuki Motor Corp. (Automobiles) ..... 35
800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 10
700
T&D Holdings, Inc. (Insurance) ....... 17
200
Taisei Corp. (Construction & Engineering) 14
2,400 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 70
2,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 42
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 33
1,200
The Chiba Bank Ltd. (Banks) ......... 13
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 20
300
TIS, Inc. (IT Services) .............. 10
200
Toho Co. Ltd. (Entertainment) ......... 13
2,800
Tokio Marine Holdings, Inc. (Insurance) . 119
700 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 125
600
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 21
600 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 7
800
Tokyu Corp. (Ground Transportation) ... 10
400 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 10
2,100
Toray Industries, Inc. (Chemicals) ...... 13
300
Toyota Industries Corp. (Machinery) .... 34
14,300
Toyota Motor Corp. (Automobiles)(b) ... 276
1,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 28
200
Trend Micro, Inc. (Software) .......... 11
1,700
Unicharm Corp. (Household Products) ... 11
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
400
Yakult Honsha Co. Ltd. (Food Products) . $ 7
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 11
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 9
1,600
Yokohama Financial Group, Inc. (Banks) . 12
200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 13
900
ZOZO, Inc. (Specialty Retail)(b) ....... 8
6,613
Luxembourg — 0.04%
706
ArcelorMittal SA (Metals & Mining) .... 25
302 CVC Capital Partners PLC (Capital
Markets)(b) .................. 5
202 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 15
45
Macau — 0.01%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 10
Netherlands — 1.33%
862 ABN AMRO Bank N.V., Class - CV (Banks)
(b) ........................ 28
39
Adyen N.V. (Financial Services)(a)(b) ... 62
1,921
Aegon Ltd. (Insurance) .............. 15
254
Akzo Nobel N.V. (Chemicals) ......... 18
92
Argenx SE (Biotechnology)(a) ........ 67
72 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 43
598 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 582
238
ASR Nederland N.V. (Insurance)(b) ..... 16
124 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 18
113
Euronext N.V. (Capital Markets)(b) ..... 17
144
EXOR N.V. (Financial Services) ....... 14
764
Ferrovial SE (Construction & Engineering) 44
193
Heineken Holding N.V. (Beverages) .... 13
435
Heineken N.V. (Beverages) ........... 34
90 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 9
4,775
ING Groep N.V. (Banks) ............. 125
229
JDE Peet's N.V. (Food Products) ....... 8
1,421 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 57
5,842 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 28
404
NN Group N.V. (Insurance) ........... 28
389 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 89
1,946
Prosus N.V. (Broadline Retail)(a)(b) .... 138

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
326 QIAGEN N.V. (Life Sciences Tools &
Services) .................... $ 14
127
Randstad N.V. (Professional Services) ... 5
3,076
Stellantis N.V. (Automobiles) ......... 28
1,690 Universal Music Group N.V.
(Entertainment) ............... 49
387
Wolters Kluwer N.V. (Professional Services) 53
1,602
New Zealand — 0.07%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 11
1,214
Contact Energy Ltd. (Electric Utilities) .. 6
890 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 19
1,918
Infratil Ltd. (Industrial Conglomerates) .. 14
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 9
219
Xero Ltd. (Software)(a) ............. 23
82
Norway — 0.15%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 12
1,337
DNB Bank ASA (Banks) ............ 37
1,266 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 31
485
Gjensidige Forsikring ASA (Insurance) .. 14
665 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 21
673
Mowi ASA (Food Products)(b) ........ 14
2,084
Norsk Hydro ASA (Metals & Mining) ... 14
987
Orkla ASA (Food Products) .......... 10
93
Salmar ASA (Food Products) ......... 5
896 Telenor ASA (Diversified
Telecommunication Services) ..... 15
235
Yara International ASA (Chemicals) .... 9
182
Poland — 0.00%
335
InPost SA (Air Freight & Logistics)(a) ... 4
Portugal — 0.05%
11,914 Banco Comercial Portugues SA, Class - R
(Banks)(b) ................... 11
4,621
EDP SA (Electric Utilities) ........... 22
631 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 12
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 10
55
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore — 0.35%
5,741 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... $ 12
9,352 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 17
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 7
3,307
DBS Group Holdings Ltd. (Banks) ..... 130
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 9
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 21
2,200
Keppel Ltd. (Industrial Conglomerates) .. 15
5,190 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 65
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 7
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 11
1,300
Singapore Exchange Ltd. (Capital Markets) 17
2,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 16
11,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 37
1,900
United Overseas Bank Ltd. (Banks) ..... 51
3,000
Wilmar International Ltd. (Food Products) 7
422
Spain — 0.85%
54
Acciona SA (Electric Utilities) ........ 11
275 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 22
1,110 Aena SME SA (Transportation
Infrastructure)(b) .............. 30
644 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 51
8,767 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 168
8,221
Banco de Sabadell SA (Banks) ........ 32
22,706
Banco Santander SA (Banks)(b) ....... 238
893
Bankinter SA (Banks) ............... 14
5,977
CaixaBank SA (Banks) .............. 63
793 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 27
444 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 6
467
Endesa SA (Electric Utilities) ......... 15
512
Grifols SA (Biotechnology) ........... 7
9,567
Iberdrola SA (Electric Utilities) ........ 181
1,640 Industria de Diseno Textil SA (Specialty
Retail) ...................... 90
591
Redeia Corp. SA (Electric Utilities) ..... 11
1,748
Repsol SA (Oil, Gas & Consumable Fuels) 31

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
4,642 Telefonica SA (Diversified
Telecommunication Services) ..... $ 24
1,021
Sweden — 0.90%
393 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 13
431
Alfa Laval AB (Machinery) .......... 20
1,645 Assa Abloy AB, Class - B (Building
Products) .................... 57
4,258
Atlas Copco AB, Class - A (Machinery) .. 72
2,366
Atlas Copco AB, Class - B (Machinery) .. 35
574 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 9
410
Boliden AB (Metals & Mining)(a) ...... 17
990
Epiroc AB, Class - A (Machinery) ...... 21
596
Epiroc AB, Class - B (Machinery) ...... 11
559
EQT AB (Capital Markets) ........... 19
1,046
Essity AB, Class - B (Household Products) 27
234 Evolution AB (Hotels, Restaurants &
Leisure)(b) .................. 19
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 12
833 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 16
3,150 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 37
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 11
106 Industrivarden AB, Class - C (Financial
Services) .................... 4
411
Indutrade AB (Machinery) ........... 9
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 8
2,598
Investor AB, Class - B (Financial Services) 81
347 Lifco AB, Class - B (Industrial
Conglomerates) ............... 12
2,221 Nibe Industrier AB, Class - B (Building
Products) .................... 9
485
Saab AB, Class - B (Aerospace & Defense) 30
300 Sagax AB, Class - B (Real Estate
Management & Development) ..... 6
1,605
Sandvik AB (Machinery) ............ 45
729 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 11
2,406 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 47
513 Skanska AB, Class - B (Construction &
Engineering) ................. 13
503
SKF AB, B shares (Machinery) ........ 12
231
Spotify Technology SA (Entertainment)(a) 160
815 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
2,363 Svenska Handelsbanken AB, Class - A
(Banks) ..................... $ 31
1,286
Swedbank AB, Class - A (Banks) ....... 39
291 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 9
805 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 14
4,230 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 35
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 13
317
Trelleborg AB, Class - B (Machinery) ... 12
2,419
Volvo AB, Class - B (Machinery) ...... 69
1,083
Switzerland — 2.62%
2,412 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 174
762 Alcon AG (Health Care Equipment &
Supplies) .................... 57
1,191
Amcor PLC (Containers & Packaging) ... 10
2,370
Amcor PLC (Containers & Packaging) ... 19
798
Amrize Ltd. (Biotechnology)(a) ....... 38
98
Avolta AG (Specialty Retail)(a) ........ 5
62 Baloise Holding AG, Registered Shares
(Insurance) .................. 15
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 5
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 7
16 Belimo Holding AG, Class - R (Building
Products) .................... 17
31
BKW AG (Electric Utilities) .......... 7
2 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 31
586
Chubb Ltd. (Insurance) .............. 165
810 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 154
326
Coca-Cola HBC AG (Beverages)(a) ..... 15
282
DSM-Firmenich AG (Chemicals) ...... 24
10
EMS-Chemie Holding AG (Chemicals) .. 7
204
Galderma Group AG (Pharmaceuticals)(b) 35
250
Garmin Ltd. (Household Durables) ..... 62
50 Geberit AG, Registered Shares (Building
Products) .................... 38
14 Givaudan SA, Registered Shares
(Chemicals) .................. 57
15,750
Glencore PLC (Metals & Mining)(a)(b) .. 72
54 Helvetia Holding AG, Registered Shares
(Insurance) .................. 13
798
Holcim AG (Construction Materials)(a)(b) 68
311
Julius Baer Group Ltd. (Capital Markets) . 21
73 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 14

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
230 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. $ 25
110 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 73
3,945 Nestle SA, Registered Shares (Food
Products) .................... 361
2,884 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 362
34 Partners Group Holding AG (Capital
Markets) .................... 44
1,065
Roche Holding AG (Pharmaceuticals) ... 347
52 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 18
635
Sandoz Group AG (Pharmaceuticals) .... 38
65 Schindler Holding AG, Class - PC
(Machinery) ................. 25
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 12
240 SGS SA, Registered Shares (Professional
Services) .................... 25
448 SIG Group AG (Containers & Packaging)(a)
(b) ........................ 5
232
Sika AG, Registered Shares (Chemicals)(b) 52
77 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 21
1,034 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 29
169 Straumann Holding AG, Class - R (Health
Care Equipment & Supplies) ...... 18
44
Swiss Life Holding AG (Insurance) ..... 47
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 16
459
Swiss Re AG (Insurance) ............ 85
45 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 33
43 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 8
4,934
UBS Group AG (Capital Markets) ...... 202
41
VAT Group AG (Machinery)(b) ........ 16
229
Zurich Insurance Group AG (Insurance) .. 163
3,155
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.45%
1,474
3i Group PLC (Capital Markets) ....... 81
393
Admiral Group PLC (Insurance) ....... 18
1,699
Anglo American PLC (Metals & Mining) . 64
319
Aon PLC, Class - A (Insurance) ........ 114
662 Ashtead Group PLC (Trading Companies &
Distributors) ................. 44
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
482 Associated British Foods PLC (Food
Products) .................... $ 13
2,360
AstraZeneca PLC (Pharmaceuticals)(b) .. 354
1,276 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 14
4,042
Aviva PLC (Insurance) .............. 37
4,583
BAE Systems PLC (Aerospace & Defense) 127
20,923
Barclays PLC (Banks)(b) ............ 107
2,043 Barratt Redrow PLC (Household Durables)
(b) ........................ 11
23,960
BP PLC (Oil, Gas & Consumable Fuels) . 137
9,759 BT Group PLC (Diversified
Telecommunication Services) ..... 25
501 Bunzl PLC (Trading Companies &
Distributors) ................. 16
7,699
Centrica PLC (Multi-Utilities)(b) ....... 17
1,321
CNH Industrial N.V. (Machinery) ...... 14
347 Coca-Cola Europacific Partners PLC
(Beverages) .................. 31
2,566 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 87
3,380
Diageo PLC (Beverages) ............ 81
899 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 11
6,120
GSK PLC (Pharmaceuticals) .......... 130
13,900
Haleon PLC (Personal Care Products) ... 62
578 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 27
245 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 6
26,508
HSBC Holdings PLC (Banks) ......... 371
1,946
Informa PLC (Media) ............... 24
239 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 29
1,985 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 10
240
Intertek Group PLC (Professional Services) 15
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 12
6,250
JD Sports Fashion PLC (Specialty Retail) 8
2,682
Kingfisher PLC (Specialty Retail) ...... 11
573 Land Securities Group PLC (Diversified
REITs) ..................... 4
8,801
Legal & General Group PLC (Insurance) . 28
92,249
Lloyds Banking Group PLC (Banks) .... 104
724 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 83
3,247
M&G PLC (Financial Services) ........ 11
3,067 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 15
1,931 Melrose Industries PLC (Aerospace &
Defense) .................... 16
635
Mondi PLC (Paper & Forest Products) ... 9
7,431
National Grid PLC (Multi-Utilities) ..... 107
12,298
NatWest Group PLC (Banks)(b) ....... 86

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
174
Next PLC (Broadline Retail) .......... $ 29
886 Pearson PLC (Diversified Consumer
Services) .................... 13
251
Pentair PLC (Machinery) ............ 28
1,030
Phoenix Group Holdings PLC (Insurance) 9
1,040 Reckitt Benckiser Group PLC (Household
Products) .................... 80
2,841
RELX PLC (Professional Services) ..... 136
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 19
1,776
Rio Tinto PLC (Metals & Mining) ...... 117
12,731 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 204
1,911
Schroders PLC (Capital Markets) ...... 10
1,886
Segro PLC (Industrial REITs) ......... 17
405
Severn Trent PLC (Water Utilities)(b) ... 14
9,020
Shell PLC (Oil, Gas & Consumable Fuels) 321
1,268 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 23
518 Smiths Group PLC (Industrial
Conglomerates) ............... 16
111
Spirax Group PLC (Machinery) ........ 10
1,665
SSE PLC (Electric Utilities) .......... 39
3,116
Standard Chartered PLC (Banks) ....... 60
10,171 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 61
1,519
The Sage Group PLC (Software) ....... 22
3,838
Unilever PLC (Personal Care Products) .. 227
1,027
United Utilities Group PLC (Water Utilities) 16
30,729 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 36
258 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 11
154
Willis Towers Watson PLC (Insurance) .. 53
1,007
Wise PLC, Class - A (Financial Services)(a) 14
1,597
WPP PLC (Media) ................. 8
4,164
United States — 69.46%
810
3M Co. (Industrial Conglomerates) ..... 126
2,660 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 356
2,700
AbbVie, Inc. (Biotechnology) ......... 625
643
Adobe, Inc. (Software)(a) ............ 227
2,450 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 396
202
AECOM (Construction & Engineering) .. 26
415 Affirm Holdings, Inc. (Financial Services)
(a) ........................ 30
801
Aflac, Inc. (Insurance) .............. 89
433 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 56
333 Air Products and Chemicals, Inc.
(Chemicals) .................. 91
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
657 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. $ 80
226
Akamai Technologies, Inc. (IT Services)(a) 17
573 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 10
235 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 20
108 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 14
393
Alliant Energy Corp. (Electric Utilities) .. 26
205 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 93
8,844 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 2,150
7,547 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 1,838
14,585
Amazon.com, Inc. (Broadline Retail)(a) .. 3,202
407
Ameren Corp. (Multi-Utilities) ........ 42
813 American Electric Power Co., Inc. (Electric
Utilities) .................... 91
832
American Express Co. (Consumer Finance) 276
103
American Financial Group, Inc. (Insurance) 15
501 American Homes 4 Rent, Class - A
(Residential REITs) ............ 17
862 American International Group, Inc.
(Insurance) .................. 68
724
American Tower Corp. (Specialized REITs) 139
296 American Water Works Co., Inc. (Water
Utilities) .................... 41
147
Ameriprise Financial, Inc. (Capital Markets) 72
352
AMETEK, Inc. (Electrical Equipment) ... 66
829
Amgen, Inc. (Biotechnology) ......... 234
1,822 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 225
744 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 183
860 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 17
635 Apollo Global Management, Inc. (Financial
Services) .................... 85
22,792 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 5,804
1,240 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 254
359
AppLovin Corp., Class - A (Software)(a) . 258
725 Archer-Daniels-Midland Co. (Food
Products) .................... 43
312 Ares Management Corp., Class - A (Capital
Markets) .................... 50
1,647 Arista Networks, Inc. (Communications
Equipment)(a) ................ 240
389
Arthur J. Gallagher & Co. (Insurance) ... 120
10,822 AT&T, Inc. (Diversified Telecommunication
Services) .................... 306
238
Atmos Energy Corp. (Gas Utilities) ..... 41

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
327
Autodesk, Inc. (Software)(a) .......... $ 104
622 Automatic Data Processing, Inc.
(Professional Services) .......... 183
26
AutoZone, Inc. (Specialty Retail)(a) ..... 112
213 AvalonBay Communities, Inc. (Residential
REITs) ..................... 41
117 Avery Dennison Corp. (Containers &
Packaging) .................. 19
115 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 83
1,507 Baker Hughes Co. (Energy Equipment &
Services) .................... 73
447
Ball Corp. (Containers & Packaging) .... 23
10,979
Bank of America Corp. (Banks) ........ 566
778 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 18
429 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 80
239
Bentley Systems, Inc., Class - B (Software) 12
2,066 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,039
307
Best Buy Co., Inc. (Specialty Retail) .... 23
220
Biogen, Inc. (Biotechnology)(a) ....... 31
288 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 16
220
Blackrock, Inc. (Capital Markets) ...... 256
843
Block, Inc. (Financial Services)(a) ...... 61
50 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 270
194 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 19
2,279 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 222
3,133
Bristol-Myers Squibb Co. (Pharmaceuticals) 141
6,817 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,249
178 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 42
665 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 38
300 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 10
449
Brown & Brown, Inc. (Insurance) ...... 42
271
Brown-Forman Corp., Class - B (Beverages) 7
174 Builders FirstSource, Inc. (Building
Products)(a) .................. 21
210
Bunge Global SA (Food Products) ...... 17
96
Burlington Stores, Inc. (Specialty Retail)(a) 24
225
BXP, Inc. (Office REITs) ............ 17
412
Cadence Design Systems, Inc. (Software)(a) 145
988 Capital One Financial Corp. (Consumer
Finance) .................... 210
368 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 58
68
Carlisle Cos., Inc. (Building Products) ... 22
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,578 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. $ 46
1,224
Carrier Global Corp. (Building Products) . 73
192
Carvana Co. (Specialty Retail)(a) ...... 72
719
Caterpillar, Inc. (Machinery) .......... 343
161
Cboe Global Markets, Inc. (Capital Markets) 39
463 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 73
203 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 32
286 Cencora, Inc. (Health Care Providers &
Services) .................... 89
769 Centene Corp. (Health Care Providers &
Services)(a) .................. 27
994
CenterPoint Energy, Inc. (Multi-Utilities) . 39
263
CF Industries Holdings, Inc. (Chemicals) . 24
180 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 24
141 Charter Communications, Inc., Class - A
(Media)(a) ................... 39
342 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 80
2,973 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 462
2,019 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 79
371 Church & Dwight Co., Inc. (Household
Products) .................... 33
239
Cincinnati Financial Corp. (Insurance) ... 38
552 Cintas Corp. (Commercial Services &
Supplies) .................... 113
6,040 Cisco Systems, Inc. (Communications
Equipment) .................. 413
2,829
Citigroup, Inc. (Banks) .............. 287
668
Citizens Financial Group, Inc. (Banks) ... 36
465
Cloudflare, Inc., Class - A (IT Services)(a) 100
560
CME Group, Inc. (Capital Markets) ..... 151
458
CMS Energy Corp. (Multi-Utilities) ..... 34
790 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 53
305 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 103
1,211 Colgate-Palmolive Co. (Household
Products) .................... 97
5,647
Comcast Corp., Class - A (Media) ...... 177
1,909 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 181
531
Consolidated Edison, Inc. (Multi-Utilities) 53
246 Constellation Brands, Inc., Class - A
(Beverages) .................. 33
486 Constellation Energy Corp. (Electric
Utilities) .................... 160
1,391 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 63
357 Corebridge Financial, Inc. (Financial
Services) .................... 11

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,242 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... $ 102
100
Corpay, Inc. (Software)(a) ............ 29
1,044
Corteva, Inc. (Chemicals) ............ 71
672 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 57
680 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 629
1,130 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 27
1,016
CRH PLC (Construction Materials) ..... 122
381 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 187
698
Crown Castle, Inc. (Specialized REITs) .. 67
179 Crown Holdings, Inc. (Containers &
Packaging) .................. 17
2,895
CSX Corp. (Ground Transportation) .... 103
217
Cummins, Inc. (Machinery) .......... 92
1,962 CVS Health Corp. (Health Care Providers &
Services) .................... 148
438
D.R. Horton, Inc. (Household Durables) .. 74
971 Danaher Corp. (Life Sciences Tools &
Services) .................... 193
177 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 34
428
Datadog, Inc., Class - A (Software)(a) ... 61
69 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 9
230 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 23
389
Deere & Co. (Machinery) ............ 178
491 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 70
243
Delta Air Lines, Inc. (Passenger Airlines) . 14
950 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 33
594 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 40
290 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 41
87 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 19
526 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 91
307
Docusign, Inc. (Software)(a) .......... 22
333 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 34
308 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 29
1,281
Dominion Energy, Inc. (Multi-Utilities) .. 78
52 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 22
561 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 153
209
Dover Corp. (Machinery) ............ 35
1,061
Dow, Inc. (Chemicals) .............. 24
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
665 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. $ 25
317
DTE Energy Co. (Multi-Utilities) ...... 45
1,208
Duke Energy Corp. (Electric Utilities) ... 149
634
DuPont de Nemours, Inc. (Chemicals) ... 49
451
Dynatrace, Inc. (Software)(a) ......... 22
729
eBay, Inc. (Broadline Retail) .......... 66
389
Ecolab, Inc. (Chemicals) ............. 107
589
Edison International (Electric Utilities) .. 33
878 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 68
377
Electronic Arts, Inc. (Entertainment) .... 76
338 Elevance Health, Inc. (Health Care
Providers & Services) ........... 109
1,225
Eli Lilly & Co. (Pharmaceuticals) ...... 935
70 EMCOR Group, Inc. (Construction &
Engineering) ................. 45
866
Emerson Electric Co. (Electrical Equipment) 114
233 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 22
654
Entergy Corp. (Electric Utilities) ....... 61
834 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 94
861
EQT Corp. (Oil, Gas & Consumable Fuels) 47
188
Equifax, Inc. (Professional Services) .... 48
151
Equinix, Inc. (Specialized REITs) ...... 118
472 Equitable Holdings, Inc. (Financial
Services) .................... 24
273 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 17
519
Equity Residential (Residential REITs) .. 34
395
Essential Utilities, Inc. (Water Utilities) .. 16
354
Evergy, Inc. (Electric Utilities) ........ 27
558
Eversource Energy (Electric Utilities) ... 40
1,568
Exelon Corp. (Electric Utilities) ....... 71
318 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 34
186 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 40
210 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 26
322 Extra Space Storage, Inc. (Specialized
REITs) ..................... 45
6,556 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 739
90
F5, Inc. (Communications Equipment)(a) . 29
57 FactSet Research Systems, Inc. (Capital
Markets) .................... 16
37
Fair Isaac Corp. (Software)(a) ......... 55
1,742 Fastenal Co. (Trading Companies &
Distributors) ................. 85
340
FedEx Corp. (Air Freight & Logistics) ... 80
304 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 68
392
Fidelity National Financial, Inc. (Insurance) 24

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
807 Fidelity National Information Services, Inc.
(Financial Services) ............ $ 53
1,018
Fifth Third Bancorp (Banks) .......... 45
15 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 27
155 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 34
841
FirstEnergy Corp. (Electric Utilities) .... 39
843
Fiserv, Inc. (Financial Services)(a) ...... 109
270 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a) .. 69
5,945
Ford Motor Co. (Automobiles) ........ 71
4,925
Fortinet, Inc. (Software)(a) ........... 87
527
Fortive Corp. (Machinery) ........... 26
312
Fox Corp., Class - A (Media) .......... 20
244
Fox Corp., Class - B (Media) ......... 14
2,073
Freeport-McMoRan, Inc. (Metals & Mining) 81
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 19
117
Gartner, Inc. (IT Services)(a) .......... 31
696 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 52
419
GE Vernova, Inc. (Electrical Equipment) . 258
841
Gen Digital, Inc. (Software) .......... 24
348 General Dynamics Corp. (Aerospace &
Defense) .................... 119
1,612 General Electric Co. (Industrial
Conglomerates) ............... 485
836
General Mills, Inc. (Food Products) ..... 42
1,498
General Motors Co. (Automobiles) ..... 91
208
Genuine Parts Co. (Distributors) ....... 29
1,922
Gilead Sciences, Inc. (Biotechnology) ... 213
362
Global Payments, Inc. (Financial Services) 30
213
GoDaddy, Inc., Class - A (IT Services)(a) . 29
253
Graco, Inc. (Machinery) ............. 21
1,329 Halliburton Co. (Energy Equipment &
Services) .................... 33
272 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 116
1,057 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 20
53
HEICO Corp. (Aerospace & Defense) ... 17
135 HEICO Corp., Class - A (Aerospace &
Defense) .................... 34
2,000 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 49
365 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 95
345 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 23
990 Honeywell International, Inc. (Industrial
Conglomerates) ............... 208
452
Hormel Foods Corp. (Food Products) .... 11
587 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 115
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,431 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. $ 39
81
Hubbell, Inc. (Electrical Equipment) .... 35
74
HubSpot, Inc. (Software)(a) .......... 35
183 Humana, Inc. (Health Care Providers &
Services) .................... 48
2,208
Huntington Bancshares, Inc. (Banks) .... 38
62 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 9
115
IDEX Corp. (Machinery) ............ 19
125 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 80
439
Illinois Tool Works, Inc. (Machinery) .... 114
241 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 23
247
Incyte Corp. (Biotechnology)(a) ....... 21
611
Ingersoll Rand, Inc. (Machinery) ....... 50
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 33
6,715 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 225
656 Interactive Brokers Group, Inc. (Capital
Markets) .................... 45
888 Intercontinental Exchange, Inc. (Capital
Markets) .................... 150
1,421 International Business Machines Corp. (IT
Services) .................... 401
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 24
755 International Paper Co. (Containers &
Packaging) .................. 35
423
Intuit, Inc. (Software) ............... 289
550 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 246
882
Invitation Homes, Inc. (Residential REITs) 26
275 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 52
446
Iron Mountain, Inc. (Specialized REITs) . 45
170 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 37
110 Jack Henry & Associates, Inc. (Financial
Services) .................... 16
187 Jacobs Solutions, Inc. (Professional
Services) .................... 28
121 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 16
3,690
Johnson & Johnson (Pharmaceuticals) ... 684
987 Johnson Controls International PLC
(Building Products) ............ 109
4,250
JPMorgan Chase & Co. (Banks) ....... 1,341
473
Kellanova (Food Products) ........... 39
2,914
Kenvue, Inc. (Personal Care Products) ... 47
2,009
Keurig Dr Pepper, Inc. (Beverages) ..... 51
1,401
KeyCorp (Banks) .................. 26

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
263 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... $ 46
528
Kimberly-Clark Corp. (Household Products) 66
1,014
Kimco Realty Corp. (Retail REITs) ..... 22
3,001 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 85
945
KKR & Co., Inc. (Capital Markets) ..... 123
204 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 220
289 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 88
129 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 37
1,962 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 263
548 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 29
192 Leidos Holdings, Inc. (Professional
Services) .................... 36
361 Lennar Corp., Class - A (Household
Durables) ................... 46
49 Lennox International, Inc. (Building
Products) .................... 26
320 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 33
712
Linde PLC (Chemicals) ............. 338
243 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 40
318 Lockheed Martin Corp. (Aerospace &
Defense) .................... 159
209
Loews Corp. (Insurance) ............. 21
858
Lowe's Cos., Inc. (Specialty Retail) ..... 216
127 LPL Financial Holdings, Inc. (Capital
Markets) .................... 42
394 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 19
252
M&T Bank Corp. (Banks) ............ 50
489 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 94
20
Markel Group, Inc. (Insurance)(a) ...... 38
342 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 89
764
Marsh & McLennan Cos., Inc. (Insurance) 154
93 Martin Marietta Materials, Inc.
(Construction Materials) ......... 59
1,317 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 111
327
Masco Corp. (Building Products) ....... 23
1,306 Mastercard, Inc., Class - A (Financial
Services) .................... 743
382
McCormick & Co., Inc. (Food Products) . 26
1,094 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 332
189 McKesson Corp. (Health Care Providers &
Services) .................... 146
3,809
Merck & Co., Inc. (Pharmaceuticals) .... 320
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
896
MetLife, Inc. (Insurance) ............ $ 74
32 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 39
821 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 53
1,713 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 287
10,777
Microsoft Corp. (Software) ........... 5,582
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 25
87 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 17
274 Molson Coors Beverage Co., Class - B
(Beverages) .................. 12
1,942 Mondelez International, Inc., Class - A
(Food Products) ............... 121
138
MongoDB, Inc. (IT Services)(a) ....... 43
74 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 68
1,161
Monster Beverage Corp. (Beverages)(a) .. 78
248
Moody's Corp. (Capital Markets) ....... 118
1,815
Morgan Stanley (Capital Markets) ...... 289
264 Motorola Solutions, Inc. (Communications
Equipment) .................. 121
655
Nasdaq, Inc. (Capital Markets) ........ 58
190
Natera, Inc. (Biotechnology)(a) ........ 31
309 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 37
652
Netflix, Inc. (Entertainment)(a) ........ 782
154 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 22
1,676
Newmont Corp. (Metals & Mining) ..... 141
561
News Corp., Class - A (Media) ........ 17
3,160
NextEra Energy, Inc. (Electric Utilities) .. 239
1,780 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 124
715
NiSource, Inc. (Multi-Utilities) ........ 31
82
Nordson Corp. (Machinery) .......... 19
344 Norfolk Southern Corp. (Ground
Transportation) ............... 103
301
Northern Trust Corp. (Capital Markets) .. 41
211 Northrop Grumman Corp. (Aerospace &
Defense) .................... 129
307
NRG Energy, Inc. (Electric Utilities) .... 50
357
Nucor Corp. (Metals & Mining) ....... 48
387
Nutanix, Inc., Class - A (Software)(a) .... 29
37,245 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 6,950
4
NVR, Inc. (Household Durables)(a) ..... 32
1,325 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 63
249
Okta, Inc. (IT Services)(a) ............ 23
292 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 41

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
294
Omnicom Group, Inc. (Media) ........ $ 24
650 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 32
945 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 69
2,587
Oracle Corp. (Software) ............. 728
1,320 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 142
609
Otis Worldwide Corp. (Machinery) ..... 56
130
Owens Corning (Building Products) .... 18
799
PACCAR, Inc. (Machinery) .......... 79
135 Packaging Corp. of America (Containers &
Packaging) .................. 29
3,458 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 631
1,014
Palo Alto Networks, Inc. (Software)(a) ... 206
190
Parker-Hannifin Corp. (Machinery) ..... 144
492
Paychex, Inc. (Professional Services) .... 62
78 Paycom Software, Inc. (Professional
Services) .................... 16
1,448 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 97
2,110
PepsiCo, Inc. (Beverages) ............ 296
8,745
Pfizer, Inc. (Pharmaceuticals) ......... 223
3,337
PG&E Corp. (Electric Utilities) ........ 50
609
Phillips 66 (Oil, Gas & Consumable Fuels) 83
899 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 29
57
Pool Corp. (Distributors) ............ 18
352
PPG Industries, Inc. (Chemicals) ....... 37
1,129
PPL Corp. (Electric Utilities) .......... 42
344
Principal Financial Group, Inc. (Insurance) 29
1,438
Prologis, Inc. (Industrial REITs) ....... 165
518
Prudential Financial, Inc. (Insurance) .... 54
182
PTC, Inc. (Software)(a) ............. 37
758 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 63
239
Public Storage (Specialized REITs) ..... 69
309
PulteGroup, Inc. (Household Durables) .. 41
471 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 39
1,669 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 278
225 Quanta Services, Inc. (Construction &
Engineering) ................. 93
171 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 33
294 Raymond James Financial, Inc. (Capital
Markets) .................... 51
280 RB Global, Inc. (Commercial Services &
Supplies) .................... 30
1,406
Realty Income Corp. (Retail REITs) ..... 85
160 Reddit, Inc., Class - A (Interactive Media &
Services)(a) .................. 37
261
Regency Centers Corp. (Retail REITs) ... 19
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
164 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... $ 92
1,381
Regions Financial Corp. (Banks) ....... 36
82
Reliance, Inc. (Metals & Mining) ...... 23
334 Republic Services, Inc. (Commercial
Services & Supplies) ........... 77
223 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 61
183 Revvity, Inc. (Life Sciences Tools &
Services) .................... 16
1,151 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 17
1,139 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 163
870 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 121
678
Rocket Lab Corp. (Aerospace & Defense)(a) 32
172 Rockwell Automation, Inc. (Electrical
Equipment) .................. 60
434 Rollins, Inc. (Commercial Services &
Supplies) .................... 25
157
Roper Technologies, Inc. (Software) .... 78
497
Ross Stores, Inc. (Specialty Retail) ..... 76
388 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 126
573 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 20
196
RPM International, Inc. (Chemicals) .... 23
2,045
RTX Corp. (Aerospace & Defense) ..... 342
471
S&P Global, Inc. (Capital Markets) ..... 229
1,472
Salesforce, Inc. (Software) ........... 349
394
Samsara, Inc., Class - A (Software)(a) ... 15
163 SBA Communications Corp. (Specialized
REITs) ..................... 32
2,280 Schlumberger N.V. (Energy Equipment &
Services) .................... 78
322 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 76
991
Sempra (Multi-Utilities) ............. 89
318
ServiceNow, Inc. (Software)(a) ........ 293
496
Simon Property Group, Inc. (Retail REITs) 93
1,618 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 12
80
Snap-on, Inc. (Machinery) ........... 28
476
Snowflake, Inc. (IT Services)(a) ....... 107
224 Solventum Corp. (Health Care Providers &
Services)(a) .................. 16
1,754 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 148
443
State Street Corp. (Capital Markets) ..... 51
220
Steel Dynamics, Inc. (Metals & Mining) . 31
151 STERIS PLC (Health Care Equipment &
Supplies) .................... 37
401
Strategy, Inc. (Software)(a) ........... 129

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
532 Stryker Corp. (Health Care Equipment &
Supplies) .................... $ 197
193
Sun Communities, Inc. (Residential REITs) 25
591
Synchrony Financial (Consumer Finance) 42
280
Synopsys, Inc. (Software)(a) .......... 138
785 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 65
335
T. Rowe Price Group, Inc. (Capital Markets) 34
284 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 73
323 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 37
343 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 57
683 Target Corp. (Consumer Staples Distribution
& Retail) .................... 61
71 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 42
249 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 34
4,422
Tesla, Inc. (Automobiles)(a) .......... 1,967
1,392 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 256
30 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 28
281
Textron, Inc. (Aerospace & Defense) .... 24
413
The Allstate Corp. (Insurance) ......... 89
1,073 The Bank of New York Mellon Corp.
(Capital Markets) .............. 117
1,159
The Boeing Co. (Aerospace & Defense)(a) 250
351
The Carlyle Group, Inc. (Capital Markets) 22
2,599 The Charles Schwab Corp. (Capital
Markets) .................... 248
412 The Cigna Group (Health Care Providers &
Services) .................... 119
188
The Clorox Co. (Household Products) ... 23
6,245
The Coca-Cola Co. (Beverages) ....... 414
305 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 21
354 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 31
472 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 376
440 The Hartford Insurance Group, Inc.
(Insurance) .................. 59
224
The Hershey Co. (Food Products) ...... 42
1,513
The Home Depot, Inc. (Specialty Retail) . 613
160
The J.M. Smucker Co. (Food Products) .. 17
1,376
The Kraft Heinz Co. (Food Products) .... 36
928 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 63
613 The PNC Financial Services Group, Inc.
(Banks) ..................... 123
3,549 The Procter & Gamble Co. (Household
Products) .................... 545
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
903
The Progressive Corp. (Insurance) ...... $ 223
355
The Sherwin-Williams Co. (Chemicals) .. 123
1,665
The Southern Co. (Electric Utilities) .... 158
1,704
The TJX Cos., Inc. (Specialty Retail) .... 246
677
The Trade Desk, Inc., Class - A (Media)(a) 33
347
The Travelers Cos., Inc. (Insurance) ..... 97
2,735
The Walt Disney Co. (Entertainment) .... 313
1,915 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 121
578 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 280
788 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 189
717
Toast, Inc., Class - A (Financial Services)(a) 26
806
Tractor Supply Co. (Specialty Retail) .... 46
176 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 20
86 TransDigm Group, Inc. (Aerospace &
Defense) .................... 113
295
TransUnion (Professional Services) ..... 25
373 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 30
1,973
Truist Financial Corp. (Banks) ......... 90
221
Twilio, Inc., Class - A (IT Services)(a) ... 22
65
Tyler Technologies, Inc. (Software)(a) ... 34
434
Tyson Foods, Inc., Class - A (Food Products) 24
2,313
U.S. Bancorp (Banks) ............... 112
3,037 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 298
145 U-Haul Holding Co. (Ground
Transportation) ............... 7
70
Ulta Beauty, Inc. (Specialty Retail)(a) ... 38
901 Union Pacific Corp. (Ground
Transportation) ............... 213
124 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 12
1,136 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 95
100 United Rentals, Inc. (Trading Companies &
Distributors) ................. 95
64 United Therapeutics Corp. (Biotechnology)
(a) ........................ 27
1,386 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 479
482 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 82
234 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 70
704
Ventas, Inc. (Health Care REITs) ....... 49
374 Veralto Corp. (Commercial Services &
Supplies) .................... 40
131
VeriSign, Inc. (IT Services) ........... 37
214 Verisk Analytics, Inc. (Professional
Services) .................... 54
6,477 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 285

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
398 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. $ 156
1,594
VICI Properties, Inc. (Specialized REITs) 52
2,617
Visa, Inc., Class - A (Financial Services) . 893
512 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 100
201 Vulcan Materials Co. (Construction
Materials) ................... 62
467
W.R. Berkley Corp. (Insurance) ........ 36
67 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 64
6,721 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 693
3,540 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 69
622 Waste Management, Inc. (Commercial
Services & Supplies) ........... 137
90 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 27
53 Watsco, Inc. (Trading Companies &
Distributors) ................. 21
483
WEC Energy Group, Inc. (Multi-Utilities) 55
4,930
Wells Fargo & Co. (Banks) ........... 413
993
Welltower, Inc. (Health Care REITs) .... 177
110 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 29
524 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 63
235 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 47
1,100
Weyerhaeuser Co. (Specialized REITs) .. 27
187
Williams-Sonoma, Inc. (Specialty Retail) . 37
325
Workday, Inc., Class - A (Software)(a) ... 78
330
WP Carey, Inc. (Diversified REITs) ..... 22
875
Xcel Energy, Inc. (Electric Utilities) ..... 71
370
Xylem, Inc. (Machinery) ............. 55
424 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 64
79 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 23
242 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 19
304 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 30
677
Zoetis, Inc. (Pharmaceuticals) ......... 99
376
Zoom Communications, Inc. (Software)(a) 31
151
Zscaler, Inc. (Software)(a) ............ 45
83,777
Uruguay — 0.14%
71
MercadoLibre, Inc. (Broadline Retail)(a) . 166
Total Common Stocks (cost $54,845 ) ... 118,954
Shares Security Description
Value
(000)
Contingent Right — 0.00%
Denmark — 0.00%
3,794 Orsted A/S CVR 10/3/25 (Independent
Power and Renewable Electricity
Producers)(a) ................. $ 4
Total Contingent Right (cost $10 ) ..... 4
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Company — 1.03%
Money Market Funds — 1.03%
1,240,916 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.01%(d) .................... 1,241
Total Investment Company (cost $1,241 ) 1,241
Total Investments (cost $56,096 ) —
99.67% ..................... 120,199
Other assets in excess of liabilities —
0.33% ...................... 397
Net Assets - 100.00% .............. $ 120,596
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.64% — 98.64%
Contingent Right ...................................................................................................................................................... — — — %
Warrant ..................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.05% 0.98% 1.03%
Other Assets (Liabilities) ......................................................................................................................................... 0.20% 0.13% 0.33%
Total Net Assets .................................................................................................................................................. 98.89% 1.11% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 2 12/19/25 $ 674 $ 9
Mini MSCI EAFE Index Future ................... 4 12/19/25 557 1
$ 1,231 $ 10
Total Unrealized Appreciation ..................... $ 10
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 10
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
48
Shares Security Description
Value
(000)
Common Stocks — 99.88%
Australia — 1.73%
2,970
ANZ Group Holdings Ltd. (Banks) ..... $ 65
1,194
APA Group (Gas Utilities) ........... 7
207
ASX Ltd. (Capital Markets) .......... 8
162
Atlassian Corp., Class - A (Software)(a) .. 26
4,965
BHP Group Ltd. (Metals & Mining) ..... 141
499
BlueScope Steel Ltd. (Metals & Mining) . 7
1,386 Brambles Ltd. (Commercial Services &
Supplies) .................... 23
275 CAR Group Ltd. (Interactive Media &
Services) .................... 7
72 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 13
1,391 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 21
1,632
Commonwealth Bank of Australia (Banks) 181
529
Computershare Ltd. (Professional Services) 13
2,020
Evolution Mining Ltd. (Metals & Mining) 14
1,729
Fortescue Ltd. (Metals & Mining) ...... 21
1,965
Goodman Group (Industrial REITs) ..... 43
2,440
Insurance Australia Group Ltd. (Insurance) 13
353
Macquarie Group Ltd. (Capital Markets) . 51
2,809
Medibank Pvt Ltd. (Insurance) ........ 9
3,050
National Australia Bank Ltd. (Banks) .... 90
1,353 Northern Star Resources Ltd. (Metals &
Mining)(b) .................. 21
1,445
Origin Energy Ltd. (Electric Utilities) ... 12
60
Pro Medicus Ltd. (Health Care Technology) 12
880
Qantas Airways Ltd. (Passenger Airlines) . 6
1,542
QBE Insurance Group Ltd. (Insurance) .. 21
57 REA Group Ltd. (Interactive Media &
Services) .................... 9
407
Rio Tinto Ltd. (Metals & Mining) ...... 33
3,241 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 14
4,225
Scentre Group (Retail REITs) ......... 11
147 SGH Ltd. (Trading Companies &
Distributors) ................. 5
4,568 Sigma Healthcare Ltd. (Health Care
Providers & Services) ........... 9
384 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 5
4,698
South32 Ltd. (Metals & Mining) ....... 9
2,016
Stockland (Diversified REITs) ......... 8
1,121
Suncorp Group Ltd. (Insurance) ....... 15
4,171 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 13
2,984 Transurban Group (Transportation
Infrastructure) ................ 27
3,837
Vicinity Ltd. (Retail REITs)(b) ........ 6
289 Washington H Soul Pattinson & Co. Ltd.
(Financial Services)^ ........... 7
1,130
Wesfarmers Ltd. ( Broadline Retail) ..... 70
3,402
Westpac Banking Corp. (Banks) ....... 89
191
WiseTech Global Ltd. (Software) ....... 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,800 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. $ 27
1,103 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 19
1,212
Austria — 0.06%
315
Erste Group Bank AG (Banks)(b) ...... 31
154
OMV AG (Oil, Gas & Consumable Fuels) 8
72
Verbund AG (Electric Utilities) ........ 5
44
Belgium — 0.22%
127
Ageas SA/N.V. (Insurance)(b) ......... 9
977 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 58
20
D'ieteren Group (Distributors) ......... 4
50
Elia Group SA/N.V. (Electric Utilities)(b) 6
66 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 6
237
KBC Group N.V. (Banks) ............ 28
18
Sofina SA (Financial Services) ........ 5
62
Syensqo SA (Chemicals) ............. 5
130
UCB SA (Pharmaceuticals) ........... 36
157
Bermuda — 0.07%
370
Arch Capital Group Ltd. (Insurance) .... 34
44
Everest Group Ltd. (Insurance) ........ 15
49
Canada — 3.72%
497
Agnico Eagle Mines Ltd. (Metals & Mining) 84
429
Alamos Gold, Inc. (Metals & Mining) ... 15
758 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 40
328
AltaGas Ltd. (Gas Utilities) ........... 10
517 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 9
158 AtkinsRealis Group, Inc. (Construction &
Engineering) ................. 11
700
Bank of Montreal (Banks) ............ 91
1,664
Barrick Mining Corp. (Metals & Mining) . 55
31 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
86 Bombardier, Inc., Class - B (Aerospace &
Defense)(a)(b) ................ 12
1,325
Brookfield Corp. (Capital Markets) ..... 91
440 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 37
928 Canadian Imperial Bank of Commerce
(Banks) ..................... 74
524 Canadian National Railway Co. (Ground
Transportation) ............... 49

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
2,000 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... $ 64
885 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 66
37 Canadian Tire Corp. Ltd., Class - A
( Broadline Retail) ............. 4
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
134 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 8
110 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 27
1,217 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 21
185
CGI, Inc. (IT Services) .............. 16
20
Constellation Software, Inc. (Software) .. 54
275
Dollarama , Inc. ( Broadline Retail) ...... 36
428 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 11
327
Emera , Inc. (Electric Utilities) ......... 16
151 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 5
2,161 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 109
20
Fairfax Financial Holdings Ltd. (Insurance) 35
666 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 15
45 FirstService Corp. (Real Estate Management
& Development) .............. 9
470
Fortis, Inc. (Electric Utilities) ......... 24
191
Franco-Nevada Corp. (Metals & Mining) . 43
162 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 10
246 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 12
148 Gildan Activewear , Inc. (Textiles, Apparel &
Luxury Goods) ............... 9
293
Great-West Lifeco , Inc. (Insurance) ..... 12
273
Hydro One Ltd. (Electric Utilities)(b) .... 10
100
iA Financial Corp., Inc. (Insurance) ..... 11
50
IGM Financial, Inc. (Capital Markets) ... 2
183 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 17
176
Intact Financial Corp. (Insurance)(b) .... 34
589
Ivanhoe Mines Ltd. (Metals & Mining)(a) 6
192 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 6
1,245
Kinross Gold Corp. (Metals & Mining) .. 31
616 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 24
102 Lululemon Athletica , Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 18
107
Lundin Gold, Inc. (Metals & Mining)(b) . 7
770
Lundin Mining Corp. (Metals & Mining)(b) 11
208 Magna International, Inc. (Automobile
Components) ................. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,612
Manulife Financial Corp. (Insurance) .... $ 50
205 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 14
387
National Bank of Canada (Banks) ...... 41
493
Nutrien Ltd. (Chemicals) ............ 29
273
Open Text Corp. (Software)(b) ........ 10
400 Pan American Silver Corp. (Metals &
Mining) ..................... 16
597 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 24
565
Power Corp. of Canada (Insurance) ..... 24
312 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 20
386 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 13
1,379
Royal Bank of Canada (Banks) ........ 204
241
Saputo, Inc. (Food Products)(b) ........ 6
1,195
Shopify, Inc., Class - A (IT Services)(a) .. 178
119
Stantec , Inc. (Construction & Engineering) 13
577
Sun Life Financial, Inc. (Insurance) ..... 35
1,213 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 51
1,032 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 56
472 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 21
521 TELUS Corp. (Diversified
Telecommunication Services) ..... 8
92 TFI International, Inc. (Ground
Transportation) ............... 8
1,231
The Bank of Nova Scotia (Banks) ...... 80
82 The Descartes Systems Group, Inc.
(Software)(a) ................. 8
1,681
The Toronto-Dominion Bank (Banks) ... 134
152 Thomson Reuters Corp. (Professional
Services) .................... 24
287
TMX Group Ltd. (Capital Markets) ..... 11
92 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 10
333 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 14
257 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 45
440 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 49
1,299 Whitecap Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 10
122 WSP Global, Inc. (Construction &
Engineering) ................. 24
2,605
Chile — 0.02%
413
Antofagasta PLC (Metals & Mining) .... 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 0.01%
2,600 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. $ 7
Denmark — 0.22%
3 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 6
4 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 8
80
Carlsberg A/S, Class - B (Beverages) .... 9
139 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 12
667
Danske Bank A/S (Banks) ............ 28
90 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 3
207
DSV A/S (Air Freight & Logistics) ..... 42
180
Orsted A/S (Electric Utilities)^(a)(b) .... 3
88 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 11
50 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
371
Tryg A/S (Insurance)(b) ............. 9
1,047 Vestas Wind Systems A/S (Electrical
Equipment) .................. 20
153
Finland — 0.27%
122 Elisa Oyj (Diversified Telecommunication
Services) .................... 6
448
Fortum Oyj (Electric Utilities) ......... 8
296 Kesko Oyj , Class - B (Consumer Staples
Distribution & Retail) ........... 6
345
Kone Oyj , Class - B (Machinery) ....... 23
709
Metso Oyj (Machinery)(b) ........... 10
489
Neste Oyj (Oil, Gas & Consumable Fuels) 9
5,173
Nokia Oyj (Communications Equipment) . 25
3,136
Nordea Bank Abp (Banks) ........... 52
2,463
Sampo Oyj , A Shares (Insurance) ...... 28
600 Stora Enso Oyj , Class - R (Paper & Forest
Products) .................... 7
503 UPM- Kymmene Oyj (Paper & Forest
Products) .................... 14
188
France — 2.34%
175
Accor SA (Hotels, Restaurants & Leisure) 8
43 Aeroports de Paris SA (Transportation
Infrastructure) ................ 6
569
Air Liquide SA (Chemicals) .......... 118
300
Alstom SA (Machinery)(a) ........... 8
25
Amundi SA (Capital Markets)(b) ....... 2
67
Arkema SA (Chemicals) ............. 4
1,731
AXA SA (Insurance) ............... 83
41 BioMerieux (Health Care Equipment &
Supplies) .................... 5
1,010
BNP Paribas SA (Banks) ............. 92
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
874
Bollore SE (Entertainment) ........... $ 5
208
Bouygues SA (Construction & Engineering) 9
278
Bureau Veritas SA (Professional Services) 9
160
Capgemini SE (IT Services) .......... 23
605 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 9
429
Cie de Saint-Gobain SA (Building Products) 46
685 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 25
42
Covivio SA (Office REITs) ........... 3
1,059
Credit Agricole SA (Banks) ........... 21
654
Danone SA (Food Products) .......... 57
624
Dassault Systemes SE (Software) ...... 21
242
Edenred SE (Financial Services) ....... 6
77
Eiffage SA (Construction & Engineering)(b) 10
1,848
Engie SA (Multi-Utilities) ............ 40
294 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 95
46
Gecina SA (Office REITs)(b) .......... 5
218
Getlink SE (Transportation Infrastructure) 4
30 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 73
34
Ipsen SA (Pharmaceuticals) ........... 5
78 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 26
180
Klepierre SA (Retail REITs) .......... 7
261
Legrand SA (Electrical Equipment) ..... 43
240
L'Oreal SA (Personal Care Products) .... 104
247 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 151
1,746 Orange SA (Diversified Telecommunication
Services)(b) .................. 28
186
Pernod Ricard SA (Beverages) ........ 18
220
Publicis Groupe SA (Media) .......... 21
220
Renault SA (Automobiles) ........... 9
216 Rexel SA (Trading Companies &
Distributors) ................. 7
535 Schneider Electric SE (Electrical
Equipment)(b) ................ 149
715
Societe Generale SA (Banks) ......... 47
101
Sodexo SA (Hotels, Restaurants & Leisure) 6
47
Teleperformance SE (Professional Services) 3
2,004 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 122
115
Unibail - Rodamco -Westfield (Retail REITs) 12
643
Veolia Environnement SA (Multi-Utilities) 22
485
Vinci SA (Construction & Engineering) .. 67
1,634
Germany — 2.10%
173 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 36
377
Allianz SE, Registered Shares (Insurance) 159
1
Aumovio SE (Automobile Components)(a) —

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
840
BASF SE (Chemicals) .............. $ 42
263 Bayerische Motoren Werke AG
(Automobiles) ................ 26
67 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 6
141 Brenntag SE (Trading Companies &
Distributors) ................. 8
779
Commerzbank AG (Banks) ........... 29
125
Continental AG (Automobile Components) 8
168
Covestro AG (Chemicals)(a) .......... 11
74 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 7
480
Daimler Truck Holding AG (Machinery) . 20
218 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 6
1,796 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 63
185
Deutsche Boerse AG (Capital Markets) .. 50
638 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 5
925
Deutsche Post AG (Air Freight & Logistics) 41
3,401 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 117
127 Dr. Ing . h.c . F. Porsche AG, Preference
Shares (Automobiles)(b) ......... 6
2,228
E.ON SE (Multi-Utilities) ............ 42
209 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 11
152
GEA Group AG (Machinery) ......... 11
61
Hannover Rueck SE (Insurance) ....... 18
136 Heidelberg Materials AG (Construction
Materials)(b) ................. 31
91 Henkel AG & Co. KGaA (Household
Products) .................... 7
158 Henkel AG & Co. KGaA , Preference Shares
(Household Products) ........... 13
62
Hensoldt AG (Aerospace & Defense) .... 8
1,275 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 50
76
Knorr- Bremse AG (Machinery) ........ 7
67 LEG Immobilien SE (Real Estate
Management & Development) ..... 5
722
Mercedes-Benz Group AG (Automobiles) 45
55 MTU Aero Engines AG (Aerospace &
Defense) .................... 25
126 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen , Class
- R (Insurance) ................ 81
63
Nemetschek SE (Software) ........... 8
140 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 5
3
Rational AG (Machinery) ............ 2
644 RWE AG (Independent Power and
Renewable Electricity Producers) .. 29
1,021
SAP SE (Software) ................. 274
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
56 Scout24 SE (Interactive Media & Services)
(b) ........................ $ 7
677 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 79
134
Symrise AG (Chemicals)(b) .......... 12
52
Talanx AG (Insurance) .............. 7
208 Volkswagen AG, Preference Shares
(Automobiles) ................ 22
765 Vonovia SE (Real Estate Management &
Development) ................ 24
187
Zalando SE (Specialty Retail)(a)(b) ..... 6
1,469
Hong Kong — 0.59%
10,492
AIA Group Ltd. (Insurance) .......... 101
3,500
BOC Hong Kong Holdings Ltd. (Banks) . 16
2,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 10
2,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 16
1,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 7
1,500
CLP Holdings Ltd. (Electric Utilities) ... 12
63 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 11
600
Hang Seng Bank Ltd. (Banks) ......... 9
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
4,000 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(b) .................. 6
10,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 10
1,223 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 69
1,100 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 7
200 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 13
2,566
Link REIT (Retail REITs) ............ 13
1,500
MTR Corp. Ltd. (Ground Transportation) . 5
1,279 Power Assets Holdings Ltd. (Electric
Utilities) .................... 8
2,457
Prudential PLC (Insurance) ........... 34
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 3
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 4
1,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 18
639 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 5
1,257
Techtronic Industries Co. Ltd. (Machinery) 16
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
7,228
WH Group Ltd. (Food Products)(b) ..... $ 8
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
414
Ireland (Republic of) — 1.10%
607
Accenture PLC, Class - A (IT Services) .. 150
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 11
85 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 10
2,136
AIB Group PLC (Banks)(b) .......... 19
73
Allegion PLC (Building Products) ...... 13
206
Aptiv PLC (Automobile Components)(a) . 18
993
Bank of Ireland Group PLC (Banks) .... 16
382
Eaton Corp. PLC (Electrical Equipment) . 143
921
Experian PLC (Professional Services) ... 46
581 James Hardie Industries PLC (Construction
Materials)(a) ................. 11
160
Kingspan Group PLC (Building Products) 13
1,260 Medtronic PLC (Health Care Equipment &
Supplies) .................... 120
818 Ryanair Holdings PLC (Passenger Airlines)
(b) ........................ 24
485 Smurfit WestRock PLC (Containers &
Packaging) .................. 21
282 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 62
216 Trane Technologies PLC (Building
Products) .................... 91
768
Israel — 0.25%
22 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 2
1,277
Bank Hapoalim BM (Banks) .......... 26
1,511 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 29
87 Check Point Software Technologies Ltd.
(Software)(a) ................. 18
49
CyberArk Software Ltd. (Software)(a) ... 24
934
ICL Group Ltd. (Chemicals) .......... 6
—
Isracard Ltd. (Consumer Finance) ...... —
1,301
Israel Discount Bank Ltd., Class - A (Banks) 13
165
Mizrahi Tefahot Bank Ltd. (Banks) ..... 11
41
Monday.com Ltd. (Software)(a) ........ 8
55
Nice Ltd. (Software)(a) .............. 8
27 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 9
224
Phoenix Financial Ltd. (Insurance) ..... 8
29
Wix.com Ltd. (IT Services)(a) ......... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
32
Wix.com Ltd. (IT Services)(a) ......... $ 6
173
Italy — 0.80%
162 Banca Mediolanum SpA (Financial
Services) .................... 3
1,600 Banca Monte dei Paschi di Siena SpA
(Banks)(b) ................... 14
1,071
Banco BPM SpA (Banks) ............ 16
1,496
BPER Banca SPA (Banks) ........... 17
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 3
8,038
Enel SpA (Electric Utilities)(b) ........ 76
1,997
Eni SpA (Oil, Gas & Consumable Fuels) . 35
123
Ferrari N.V. (Automobiles) ........... 59
600
FinecoBank Banca Fineco SpA (Banks) .. 13
818
Generali (Insurance) ................ 32
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 2
13,907
Intesa Sanpaolo SpA (Banks)(b) ....... 92
242 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 14
360
Nexi SpA (Financial Services)(b) ...... 2
467
Poste Italiane SpA (Insurance)(b) ...... 11
288
Prysmian SpA (Electrical Equipment) ... 28
102 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 6
1,988
Snam SpA (Gas Utilities) ............ 12
9,342 Telecom Italia SpA /Milano (Diversified
Telecommunication Services)(a) ... 5
1,480 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 15
1,372
UniCredit SpA (Banks) .............. 105
560
Japan — 5.01%
800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 79
2,400 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 29
200
AGC, Inc. (Building Products) ........ 7
600
Aisin Corp. (Automobile Components) .. 10
400
ANA Holdings, Inc. (Passenger Airlines)(b) 8
1,200
Asahi Kasei Corp. (Chemicals) ........ 9
700 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 18
600 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 20
533 Bridgestone Corp. (Automobile
Components) ................. 25
800 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 23
400
Capcom Co. Ltd. (Entertainment) ...... 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
700 Central Japan Railway Co. (Ground
Transportation) ............... $ 20
700 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 10
400 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 7
290
Daifuku Co. Ltd. (Machinery) ......... 9
3,544
Dai-ichi Life Holdings, Inc. (Insurance) .. 28
220
Daikin Industries Ltd. (Building Products) 25
500 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 11
500 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 18
1,300 Daiwa Securities Group, Inc. (Capital
Markets) .................... 11
1,724
Denso Corp. (Automobile Components) .. 25
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 33
2,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 17
745
FANUC Corp. (Machinery) ........... 21
200
Fast Retailing Co. Ltd. (Specialty Retail) . 61
100
Fuji Electric Co. Ltd. (Electrical Equipment) 7
1,100 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 27
200
Fujikura Ltd. (Electrical Equipment) .... 20
1,720
Fujitsu Ltd. (IT Services)(b) .......... 41
200 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 6
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 8
3,800
Honda Motor Co. Ltd. (Automobiles) ... 39
300 Hoya Corp. (Health Care Equipment &
Supplies) .................... 42
500 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 5
760 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 5
700
IHI Corp. (Machinery) .............. 13
900
Inpex Corp. (Oil, Gas & Consumable Fuels) 16
300
Isuzu Motors Ltd. (Automobiles) ....... 4
1,200 ITOCHU Corp. (Trading Companies &
Distributors) ................. 68
148 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 3
1,000 Japan Exchange Group, Inc. (Capital
Markets) .................... 11
200
Japan Post Insurance Co. Ltd. (Insurance)(b) 6
600
JFE Holdings, Inc. (Metals & Mining)(b) . 7
300
Kajima Corp. (Construction & Engineering) 9
527
Kao Corp. (Personal Care Products) ..... 23
100 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 7
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,048 KDDI Corp. (Wireless Telecommunication
Services) .................... $ 49
234 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 87
200 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 5
800
Komatsu Ltd. (Machinery) ........... 28
100
Konami Group Corp. (Entertainment) ... 14
800
Kubota Corp. (Machinery) ........... 10
1,300 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 17
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 14
2,800
LY Corp. (Interactive Media & Services) . 9
300
M3, Inc. (Health Care Technology) ..... 5
200
Makita Corp. (Machinery) ........... 7
1,400 Marubeni Corp. (Trading Companies &
Distributors) ................. 35
200 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 4
400
MINEBEA MITSUMI, Inc. (Machinery) . 8
3,200 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 76
1,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 49
1,000 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 23
900 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 7
3,200 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 84
11,279 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 182
2,800 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 31
200 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 6
2,410
Mizuho Financial Group, Inc. (Banks) ... 81
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 3
1,290 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 29
1,511 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 29
1,250
NEC Corp. (IT Services) ............. 40
300
Nexon Co. Ltd. (Entertainment) ....... 7
700
NIDEC Corp. (Electrical Equipment) .... 12
1,050
Nintendo Co. Ltd. (Entertainment) ...... 91
8
Nippon Building Fund, Inc. (Office REITs) 8
900 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 6
5,000
Nippon Steel Corp. (Metals & Mining)(b) 21
400
Nippon Yusen KK (Marine Transportation) 14
2,200
Nissan Motor Co. Ltd. (Automobiles)(a) . 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. $ 4
500
Nitori Holdings Co. Ltd. (Specialty Retail) 10
700
Nitto Denko Corp. (Chemicals) ........ 17
3,000
Nomura Holdings, Inc. (Capital Markets) . 22
335 Nomura Research Institute Ltd. (IT
Services) .................... 13
29,850 NTT, Inc. (Diversified Telecommunication
Services) .................... 31
800 Obayashi Corp. (Construction &
Engineering) ................. 13
300
Obic Co. Ltd. (IT Services) ........... 10
1,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 14
49
Oracle Corp. Japan (Software) ......... 5
1,100 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 27
1,200
ORIX Corp. (Financial Services) ....... 32
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 6
168
Otsuka Corp. (IT Services) ........... 4
1,840 Pan Pacific International Holdings Corp.
( Broadline Retail) ............. 12
2,300 Panasonic Holdings Corp. (Household
Durables) ................... 25
1,500
Rakuten Group, Inc. ( Broadline Retail)(a)(b) 10
1,300 Recruit Holdings Co. Ltd. (Professional
Services) .................... 70
1,700 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 20
2,100
Resona Holdings, Inc. (Banks) ........ 21
400
Ryohin Keikaku Co. Ltd. ( Broadline Retail) 8
200
Sanrio Co. Ltd. (Specialty Retail)(b) .... 9
300
SBI Holdings, Inc. (Capital Markets) .... 13
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 9
200
SCSK Corp. (IT Services) ............ 6
300 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 6
600
Sekisui House Ltd. (Household Durables) 14
2,101 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 28
300 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 3
100
Shimano, Inc. (Leisure Products) ....... 11
1,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 56
400
Shiseido Co. Ltd. (Personal Care Products) 7
100
SMC Corp. (Machinery) ............. 31
28,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 42
918 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 116
900
Sompo Holdings, Inc. (Insurance) ...... 28
6,100 Sony Financial Group, Inc. (Financial
Services)(a) .................. 7
6,100
Sony Group Corp. (Household Durables) . 176
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600
Subaru Corp. (Automobiles) .......... $ 12
1,000 Sumitomo Corp. (Trading Companies &
Distributors) ................. 29
700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 20
200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 6
3,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 104
646
Sumitomo Mitsui Trust Group, Inc. (Banks) 19
300 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 13
100
Suntory Beverage & Food Ltd. (Beverages) 3
1,600
Suzuki Motor Corp. (Automobiles) ..... 23
500
T&D Holdings, Inc. (Insurance) ....... 12
200
Taisei Corp. (Construction & Engineering) 14
2,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 29
800
The Chiba Bank Ltd. (Banks) ......... 8
700 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 10
200
TIS, Inc. (IT Services) .............. 7
145
Toho Co. Ltd. (Entertainment) ......... 9
1,793
Tokio Marine Holdings, Inc. (Insurance) . 76
400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 71
300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 11
300 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 3
200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 5
1,400
Toray Industries, Inc. (Chemicals) ...... 9
200
Toyota Industries Corp. (Machinery) .... 23
100
Trend Micro, Inc. (Software) .......... 5
1,100
Unicharm Corp. (Household Products) ... 7
200
Yakult Honsha Co. Ltd. (Food Products) . 3
900
Yamaha Motor Co. Ltd. (Automobiles) .. 7
200 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 6
1,000
Yokohama Financial Group, Inc. (Banks) . 8
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 7
200
ZOZO, Inc. (Specialty Retail)(b) ....... 2
3,502
Luxembourg — 0.04%
496
ArcelorMittal SA (Metals & Mining) .... 18
168 CVC Capital Partners PLC (Capital
Markets)(b) .................. 3
447
Tenaris SA (Energy Equipment & Services) 8
29

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico — 0.01%
222
Fresnillo PLC (Metals & Mining) ...... $ 7
Netherlands — 1.49%
603 ABN AMRO Bank N.V., Class - CV (Banks)
(b) ........................ 19
25
Adyen N.V. (Financial Services)(a)(b) ... 40
1,150
Aegon Ltd. (Insurance) .............. 9
176
Akzo Nobel N.V. (Chemicals) ......... 13
61
Argenx SE (Biotechnology)(a) ........ 44
43 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 26
385 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 375
136
ASR Nederland N.V. (Insurance)(b) ..... 9
82 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 12
76
Euronext N.V. (Capital Markets)(b) ..... 11
522
Ferrovial SE (Construction & Engineering) 30
124
Heineken Holding N.V. (Beverages) .... 8
303
Heineken N.V. (Beverages) ........... 24
69 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 7
2,996
ING Groep N.V. (Banks) ............. 79
212
JDE Peet's N.V. (Food Products) ....... 8
870 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 35
4,036 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 19
753 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 20
245
NN Group N.V. (Insurance) ........... 17
249 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 57
1,306
Prosus N.V. ( Broadline Retail)(a)(b) .... 93
126
Randstad N.V. (Professional Services) ... 5
1,859
Stellantis N.V. (Automobiles) ......... 17
1,083 Universal Music Group N.V.
(Entertainment) ............... 31
238
Wolters Kluwer N.V. (Professional Services) 32
1,040
New Zealand — 0.07%
1,518 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 7
380
Contact Energy Ltd. (Electric Utilities) .. 2
545 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 12
837
Infratil Ltd. (Industrial Conglomerates) .. 6
1,622 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 5
162
Xero Ltd. (Software)(a) ............. 17
49
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway — 0.15%
348 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... $ 9
886
DNB Bank ASA (Banks) ............ 23
692 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 17
240
Gjensidige Forsikring ASA (Insurance) .. 7
382
Mowi ASA (Food Products)(b) ........ 8
1,334
Norsk Hydro ASA (Metals & Mining) ... 9
859
Orkla ASA (Food Products) .......... 9
53
Salmar ASA (Food Products) ......... 3
661 Telenor ASA (Diversified
Telecommunication Services) ..... 11
179
Yara International ASA (Chemicals) .... 7
103
Poland — 0.00%
185
InPost SA (Air Freight & Logistics)(a) ... 2
Portugal — 0.05%
9,091 Banco Comercial Portugues SA, Class - R
(Banks)(b) ................... 8
3,186
EDP SA (Electric Utilities) ........... 15
481 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 9
257 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 6
38
Singapore — 0.46%
3,450 CapitaLand Ascendas REIT (Industrial
REITs)(b) ................... 7
5,439 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 10
2,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 6
2,136
DBS Group Holdings Ltd. (Banks) ..... 85
2,378 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 14
1,400
Keppel Ltd. (Industrial Conglomerates) .. 10
3,435 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 44
381
Sea Ltd., ADR (Entertainment)(a) ...... 68
900
Sembcorp Industries Ltd. (Multi-Utilities) 4
1,600 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 8
600
Singapore Exchange Ltd. (Capital Markets) 8
7,300 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 23
1,200
United Overseas Bank Ltd. (Banks) ..... 32
1,700
Wilmar International Ltd. (Food Products) 4
323

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain — 0.94%
30
Acciona SA (Electric Utilities) ........ $ 6
160 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 13
780 Aena SME SA (Transportation
Infrastructure)(b) .............. 21
417 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 33
5,682 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 109
4,745
Banco de Sabadell SA (Banks) ........ 18
14,506
Banco Santander SA (Banks)(b) ....... 152
639
Bankinter SA (Banks) ............... 10
3,829
CaixaBank SA (Banks) .............. 40
479 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 17
226 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 3
324
Endesa SA (Electric Utilities) ......... 10
6,301
Iberdrola SA (Electric Utilities) ........ 119
1,090 Industria de Diseno Textil SA (Specialty
Retail) ...................... 60
440
Redeia Corp. SA (Electric Utilities) ..... 8
1,089
Repsol SA (Oil, Gas & Consumable Fuels) 19
3,602 Telefonica SA (Diversified
Telecommunication Services) ..... 19
657
Sweden — 0.94%
277 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 9
272
Alfa Laval AB (Machinery) .......... 12
1,038 Assa Abloy AB, Class - B (Building
Products) .................... 36
2,663
Atlas Copco AB, Class - A (Machinery) .. 45
1,461
Atlas Copco AB, Class - B (Machinery) .. 22
394 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 6
308
Boliden AB (Metals & Mining)(a) ...... 13
610
Epiroc AB, Class - A (Machinery) ...... 13
417
Epiroc AB, Class - B (Machinery) ...... 8
333
EQT AB (Capital Markets) ........... 12
643
Essity AB, Class - B (Household Products) 17
670 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 5
625 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 12
2,105 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 25
106 Holmen AB, B shares (Paper & Forest
Products) .................... 4
203 Industrivarden AB, Class - A (Financial
Services)(b) .................. 8
104 Industrivarden AB, Class - C (Financial
Services) .................... 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
239
Indutrade AB (Machinery) ........... $ 5
81 Investment AB Latour , Class - B (Industrial
Conglomerates) ............... 2
1,649
Investor AB, Class - B (Financial Services) 52
32 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 2
246 Lifco AB, Class - B (Industrial
Conglomerates) ............... 8
1,759 Nibe Industrier AB, Class - B (Building
Products) .................... 7
116 Sagax AB, Class - B (Real Estate
Management & Development) ..... 2
1,023
Sandvik AB (Machinery) ............ 28
547 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 8
1,440 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 28
338 Skanska AB, Class - B (Construction &
Engineering) ................. 9
301
SKF AB, B shares (Machinery) ........ 7
152
Spotify Technology SA (Entertainment)(a) 106
484 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 6
1,410 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 18
864
Swedbank AB, Class - A (Banks) ....... 26
530 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 9
2,787 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 23
2,255 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 9
170
Trelleborg AB, Class - B (Machinery) ... 6
1,525
Volvo AB, Class - B (Machinery) ...... 44
656
Switzerland — 2.08%
1,564 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 113
497 Alcon AG (Health Care Equipment &
Supplies) .................... 37
1,495
Amcor PLC (Containers & Packaging) ... 12
915
Amcor PLC (Containers & Packaging) ... 7
519
Amrize Ltd. (Biotechnology)(a) ....... 25
66
Avolta AG (Specialty Retail)(a) ........ 4
36 Baloise Holding AG, Registered Shares
(Insurance) .................. 9
26 Banque Cantonale Vaudoise , Registered
Shares (Banks) ................ 3
3 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 4
10 Belimo Holding AG, Class - R (Building
Products) .................... 10
14
BKW AG (Electric Utilities) .......... 3
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
374
Chubb Ltd. (Insurance) .............. $ 106
534 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 102
216
Coca-Cola HBC AG (Beverages)(a) ..... 10
193
DSM- Firmenich AG (Chemicals) ...... 16
4
EMS- Chemie Holding AG (Chemicals) .. 3
134
Galderma Group AG (Pharmaceuticals)(b) 23
152
Garmin Ltd. (Household Durables) ..... 37
34 Geberit AG, Registered Shares (Building
Products) .................... 26
10,153
Glencore PLC (Metals & Mining)(a)(b) .. 47
40 Helvetia Holding AG, Registered Shares
(Insurance) .................. 10
519
Holcim AG (Construction Materials)(a)(b) 44
217
Julius Baer Group Ltd. (Capital Markets) . 15
49 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 9
159 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 17
2,513 Nestle SA, Registered Shares (Food
Products) .................... 231
23 Partners Group Holding AG (Capital
Markets) .................... 30
45 Schindler Holding AG, Class - PC
(Machinery) ................. 17
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 7
158 SGS SA, Registered Shares (Professional
Services) .................... 16
253 SIG Group AG (Containers & Packaging)(a)
(b) ........................ 3
159
Sika AG, Registered Shares (Chemicals)(b) 35
51 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 14
694 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 19
116 Straumann Holding AG, Class - R (Health
Care Equipment & Supplies) ...... 12
29
Swiss Life Holding AG (Insurance) ..... 31
85 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development)(a) .............. 12
300
Swiss Re AG (Insurance) ............ 55
26 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 19
30 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 6
3,097
UBS Group AG (Capital Markets)(a) .... 127
28
VAT Group AG (Machinery)(b) ........ 11
143
Zurich Insurance Group AG (Insurance) .. 102
1,454
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ $ —
United Kingdom — 2.97%
956
3i Group PLC (Capital Markets) ....... 53
277
Admiral Group PLC (Insurance) ....... 12
1,032
Anglo American PLC (Metals & Mining) . 39
203
Aon PLC, Class - A (Insurance) ........ 72
400 Ashtead Group PLC (Trading Companies &
Distributors) ................. 27
324 Associated British Foods PLC (Food
Products) .................... 9
998 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 11
3,122
Aviva PLC (Insurance) .............. 29
13,551
Barclays PLC (Banks)(b) ............ 69
1,101 Barratt Redrow PLC (Household Durables)
(b) ........................ 6
15,645
BP PLC (Oil, Gas & Consumable Fuels) . 90
6,314 BT Group PLC (Diversified
Telecommunication Services) ..... 16
360 Bunzl PLC (Trading Companies &
Distributors) ................. 11
5,198
Centrica PLC (Multi-Utilities)(b) ....... 12
884
CNH Industrial N.V. (Machinery) ...... 10
245 Coca-Cola Europacific Partners PLC
(Beverages) .................. 22
1,710 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 58
2,228
Diageo PLC (Beverages) ............ 53
8,926
Haleon PLC (Personal Care Products) ... 40
360 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 17
17,015
HSBC Holdings PLC (Banks) ......... 238
1,308
Informa PLC (Media) ............... 16
140 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 17
1,172 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 6
139
Intertek Group PLC (Professional Services) 9
1,913 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 9
1,475
JD Sports Fashion PLC (Specialty Retail) 2
1,298
Kingfisher PLC (Specialty Retail) ...... 5
676 Land Securities Group PLC (Diversified
REITs) ..................... 5
5,461
Legal & General Group PLC (Insurance) . 17
59,678
Lloyds Banking Group PLC (Banks) .... 67
473 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 54
2,172
M&G PLC (Financial Services) ........ 7
1,757 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 9
458
Mondi PLC (Paper & Forest Products) ... 6
4,878
National Grid PLC (Multi-Utilities) ..... 70

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
8,013
NatWest Group PLC (Banks)(b) ....... $ 56
117
Next PLC ( Broadline Retail) .......... 19
621 Pearson PLC (Diversified Consumer
Services) .................... 9
166
Pentair PLC (Machinery) ............ 18
784
Phoenix Group Holdings PLC (Insurance) 7
1,776
RELX PLC (Professional Services) ..... 85
2,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 13
1,044
Rio Tinto PLC (Metals & Mining) ...... 69
400
Schroders PLC (Capital Markets) ...... 2
1,320
Segro PLC (Industrial REITs) ......... 12
294
Severn Trent PLC (Water Utilities)(b) ... 10
5,752
Shell PLC (Oil, Gas & Consumable Fuels) 205
838 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 15
252 Smiths Group PLC (Industrial
Conglomerates) ............... 8
86
Spirax Group PLC (Machinery) ........ 8
1,149
SSE PLC (Electric Utilities) .......... 27
1,886
Standard Chartered PLC (Banks) ....... 36
6,733 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 40
927
The Sage Group PLC (Software) ....... 14
2,369
Unilever PLC (Personal Care Products) .. 140
557
United Utilities Group PLC (Water Utilities) 9
19,217 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 22
206 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 9
99
Willis Towers Watson PLC (Insurance) .. 34
716
Wise PLC, Class - A (Financial Services)(a) 10
1,137
WPP PLC (Media) ................. 6
2,076
United States — 72.02%
414
Adobe, Inc. (Software)(a) ............ 146
1,586 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 257
117
AECOM (Construction & Engineering) .. 15
267 Affirm Holdings, Inc. (Financial Services)
(a) ........................ 20
514
Aflac, Inc. (Insurance) .............. 57
220 Air Products and Chemicals, Inc.
(Chemicals) .................. 60
431 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 52
159
Akamai Technologies, Inc. (IT Services)(a) 12
285 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 5
145 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 12
73 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
251
Alliant Energy Corp. (Electric Utilities) .. $ 17
5,721 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 1,391
4,831 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 1,177
9,383
Amazon.com, Inc. ()(a) .............. 2,061
268
Ameren Corp. (Multi-Utilities) ........ 28
522 American Electric Power Co., Inc. (Electric
Utilities) .................... 59
547
American Express Co. (Consumer Finance) 182
58
American Financial Group, Inc. (Insurance) 8
345 American Homes 4 Rent, Class - A
(Residential REITs) ............ 11
563 American International Group, Inc.
(Insurance) .................. 44
459
American Tower Corp. (Specialized REITs) 88
196 American Water Works Co., Inc. (Water
Utilities) .................... 27
96
Ameriprise Financial, Inc. (Capital Markets) 47
215
AMETEK, Inc. (Electrical Equipment) ... 40
1,170 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 145
478 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 117
631 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 13
415 Apollo Global Management, Inc. (Financial
Services) .................... 55
14,676 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 3,738
789 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 162
227
AppLovin Corp., Class - A (Software)(a) . 163
491 Archer-Daniels-Midland Co. (Food
Products) .................... 29
204 Ares Management Corp., Class - A (Capital
Markets) .................... 33
1,057 Arista Networks, Inc. (Communications
Equipment)(a) ................ 154
253
Arthur J. Gallagher & Co. (Insurance) ... 78
7,048 AT&T, Inc. (Diversified Telecommunication
Services) .................... 199
153
Atmos Energy Corp. (Gas Utilities) ..... 26
213
Autodesk, Inc. (Software)(a) .......... 68
402 Automatic Data Processing, Inc.
(Professional Services) .......... 118
16
AutoZone, Inc. (Specialty Retail)(a) ..... 69
135 AvalonBay Communities, Inc. (Residential
REITs) ..................... 26
74 Avery Dennison Corp. (Containers &
Packaging) .................. 12
72 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 52
984 Baker Hughes Co. (Energy Equipment &
Services) .................... 48

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
266
Ball Corp. (Containers & Packaging) .... $ 13
7,034
Bank of America Corp. (Banks) ........ 363
515 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 12
138
Bentley Systems, Inc., Class - B (Software) 7
1,331 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 669
208
Best Buy Co., Inc. (Specialty Retail) .... 16
145
Blackrock, Inc. (Capital Markets) ...... 169
715
Blackstone, Inc. (Capital Markets) ...... 122
561
Block, Inc. (Financial Services)(a) ...... 41
32 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 173
128 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 13
1,452 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 142
4,390 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,448
114 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 27
411 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 23
164 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 6
280
Brown & Brown, Inc. (Insurance) ...... 26
201
Brown-Forman Corp., Class - B (Beverages) 5
117 Builders FirstSource , Inc. (Building
Products)(a) .................. 14
138
Bunge Global SA (Food Products) ...... 11
64
Burlington Stores, Inc. (Specialty Retail)(a) 16
143
BXP, Inc. (Office REITs) ............ 11
271
Cadence Design Systems, Inc. (Software)(a) 95
97
Camden Property Trust (Residential REITs) 10
632 Capital One Financial Corp. (Consumer
Finance) .................... 134
241 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 38
40
Carlisle Cos., Inc. (Building Products) ... 13
1,046 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 30
764
Carrier Global Corp. (Building Products) . 46
123
Carvana Co. (Specialty Retail)(a) ...... 46
460
Caterpillar, Inc. (Machinery) .......... 219
102
Cboe Global Markets, Inc. (Capital Markets) 25
293 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 46
121 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 19
185 Cencora , Inc. (Health Care Providers &
Services) .................... 58
503 Centene Corp. (Health Care Providers &
Services)(a) .................. 18
644
CenterPoint Energy, Inc. (Multi-Utilities) . 25
174
CF Industries Holdings, Inc. (Chemicals) . 16
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
127 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. $ 17
91 Charter Communications, Inc., Class - A
(Media)(a) ................... 25
220 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 52
1,924 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 299
1,305 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 51
157
Cincinnati Financial Corp. (Insurance) ... 25
356 Cintas Corp. (Commercial Services &
Supplies) .................... 73
3,876 Cisco Systems, Inc. (Communications
Equipment) .................. 265
1,805
Citigroup, Inc. (Banks) .............. 183
410
Citizens Financial Group, Inc. (Banks) ... 22
304
Cloudflare , Inc., Class - A (IT Services)(a) 65
356
CME Group, Inc. (Capital Markets) ..... 96
295
CMS Energy Corp. (Multi-Utilities) ..... 22
489 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 33
202 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 68
767 Colgate-Palmolive Co. (Household
Products) .................... 61
3,626
Comcast Corp., Class - A (Media) ...... 114
1,246 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 118
366
Consolidated Edison, Inc. (Multi-Utilities) 37
140 Constellation Brands, Inc., Class - A
(Beverages) .................. 19
313 Constellation Energy Corp. (Electric
Utilities) .................... 103
916 Copart , Inc. (Commercial Services &
Supplies)(a) .................. 41
284 Corebridge Financial, Inc. (Financial
Services) .................... 9
69
Corpay , Inc. (Software)(a) ............ 20
679
Corteva , Inc. (Chemicals) ............ 46
426 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 36
435 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 403
738 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 17
671
CRH PLC (Construction Materials) ..... 80
243 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 119
438
Crown Castle, Inc. (Specialized REITs) .. 42
98 Crown Holdings, Inc. (Containers &
Packaging) .................. 9
1,875
CSX Corp. (Ground Transportation) .... 67
135
Cummins, Inc. (Machinery) .......... 57
1,241 CVS Health Corp. (Health Care Providers &
Services) .................... 94

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
268
D.R. Horton, Inc. (Household Durables) .. $ 45
118 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 22
284
Datadog , Inc., Class - A (Software)(a) ... 40
37 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 5
153 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 16
254
Deere & Co. (Machinery) ............ 116
321 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 46
165
Delta Air Lines, Inc. (Passenger Airlines) . 9
562 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 20
389 Dexcom , Inc. (Health Care Equipment &
Supplies)(a) .................. 26
193 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 28
61 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 14
328 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 57
204
Docusign , Inc. (Software)(a) .......... 15
220 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 23
207 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 20
845
Dominion Energy, Inc. (Multi-Utilities) .. 52
35 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 15
348 DoorDash , Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 95
123
Dover Corp. (Machinery) ............ 21
658
Dow, Inc. (Chemicals) .............. 15
202
DTE Energy Co. (Multi-Utilities) ...... 29
762
Duke Energy Corp. (Electric Utilities) ... 94
416
DuPont de Nemours, Inc. (Chemicals) ... 32
307
Dynatrace , Inc. (Software)(a) ......... 15
470
eBay, Inc. ( Broadline Retail) .......... 43
247
Ecolab, Inc. (Chemicals) ............. 68
389
Edison International (Electric Utilities) .. 22
582 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 45
232
Electronic Arts, Inc. (Entertainment) .... 47
223 Elevance Health, Inc. (Health Care
Providers & Services) ........... 72
43 EMCOR Group, Inc. (Construction &
Engineering) ................. 28
561
Emerson Electric Co. (Electrical Equipment) 74
160 Entegris , Inc. (Semiconductors &
Semiconductor Equipment) ....... 15
428
Entergy Corp. (Electric Utilities) ....... 40
530 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 59
602
EQT Corp. (Oil, Gas & Consumable Fuels) 33
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
123
Equifax, Inc. (Professional Services) .... $ 32
96
Equinix , Inc. (Specialized REITs) ...... 75
275 Equitable Holdings, Inc. (Financial
Services) .................... 14
172 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 10
333
Equity Residential (Residential REITs) .. 22
22
Erie Indemnity Co., Class - A (Insurance) . 7
293
Essential Utilities, Inc. (Water Utilities) .. 12
60 Essex Property Trust, Inc. (Residential
REITs) ..................... 16
238
Evergy , Inc. (Electric Utilities) ........ 18
370
Eversource Energy (Electric Utilities) ... 26
996
Exelon Corp. (Electric Utilities) ....... 45
234 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 25
123 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 26
127 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 16
199 Extra Space Storage, Inc. (Specialized
REITs) ..................... 28
4,237 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 478
57
F5, Inc. (Communications Equipment)(a) . 18
38 FactSet Research Systems, Inc. (Capital
Markets) .................... 11
24
Fair Isaac Corp. (Software)(a) ......... 36
1,126 Fastenal Co. (Trading Companies &
Distributors) ................. 55
229
FedEx Corp. (Air Freight & Logistics) ... 54
200 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 45
261
Fidelity National Financial, Inc. (Insurance) 16
538 Fidelity National Information Services, Inc.
(Financial Services) ............ 35
605
Fifth Third Bancorp (Banks) .......... 27
9 First Citizens BancShares , Inc., Class - A
(Banks) ..................... 16
100 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 22
543
FirstEnergy Corp. (Electric Utilities) .... 25
542
Fiserv, Inc. (Financial Services)(a) ...... 70
3,855
Ford Motor Co. (Automobiles) ........ 46
651
Fortinet, Inc. ()(a) .................. 55
315
Fortive Corp. (Machinery) ........... 15
211
Fox Corp., Class - A (Media) .......... 13
143
Fox Corp., Class - B (Media) ......... 8
1,400
Freeport-McMoRan, Inc. (Metals & Mining) 55
77
Gartner, Inc. (IT Services)(a) .......... 20
267
GE Vernova , Inc. (Electrical Equipment) . 164
467
Gen Digital, Inc. (Software) .......... 13
565
General Mills, Inc. (Food Products) ..... 28
932
General Motors Co. (Automobiles) ..... 57
145
Genuine Parts Co. (Distributors) ....... 20

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
228
Global Payments, Inc. (Financial Services) $ 19
136
GoDaddy , Inc., Class - A (IT Services)(a) . 19
163
Graco , Inc. (Machinery) ............. 14
830 Halliburton Co. (Energy Equipment &
Services) .................... 20
770 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 15
38
HEICO Corp. (Aerospace & Defense) ... 12
85 HEICO Corp., Class - A (Aerospace &
Defense) .................... 22
1,311 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 32
232 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 60
209 Hologic , Inc. (Health Care Equipment &
Supplies)(a) .................. 14
250
Hormel Foods Corp. (Food Products) .... 6
379 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 74
940 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 26
53
Hubbell, Inc. (Electrical Equipment) .... 23
49
HubSpot , Inc. (Software)(a) .......... 23
120 Humana, Inc. (Health Care Providers &
Services) .................... 31
1,474
Huntington Bancshares, Inc. (Banks) .... 25
44 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 6
80
IDEX Corp. (Machinery) ............ 13
81 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 52
272
Illinois Tool Works, Inc. (Machinery) .... 71
174
Incyte Corp. (Biotechnology)(a) ....... 15
410
Ingersoll Rand, Inc. (Machinery) ....... 34
69 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 21
4,264 Intel Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 143
432 Interactive Brokers Group, Inc. (Capital
Markets) .................... 30
566 Intercontinental Exchange, Inc. (Capital
Markets) .................... 95
912 International Business Machines Corp. (IT
Services) .................... 257
229 International Flavors & Fragrances, Inc.
(Chemicals) .................. 14
506 International Paper Co. (Containers &
Packaging) .................. 23
273
Intuit, Inc. (Software) ............... 186
350 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 157
612
Invitation Homes, Inc. (Residential REITs) 18
167 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 32
296
Iron Mountain, Inc. (Specialized REITs) . 30
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
109 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... $ 24
64 Jack Henry & Associates, Inc. (Financial
Services) .................... 10
113 Jacobs Solutions, Inc. (Professional
Services) .................... 17
67 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 9
655 Johnson Controls International PLC
(Building Products) ............ 72
2,733
JPMorgan Chase & Co. (Banks) ....... 862
298
Kellanova (Food Products) ........... 24
1,909
Kenvue , Inc. (Personal Care Products) ... 31
1,289
Keurig Dr Pepper, Inc. (Beverages) ..... 33
858
KeyCorp (Banks) .................. 16
174 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 30
331
Kimberly-Clark Corp. (Household Products) 41
717
Kimco Realty Corp. (Retail REITs) ..... 16
1,940 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 55
617
KKR & Co., Inc. (Capital Markets) ..... 80
130 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 140
83 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 24
1,254 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 168
215 Lennar Corp., Class - A (Household
Durables) ................... 27
32 Lennox International, Inc. (Building
Products) .................... 17
218 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 23
460
Linde PLC (Chemicals) ............. 219
146 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 24
175
Loews Corp. (Insurance) ............. 18
556
Lowe's Cos., Inc. (Specialty Retail) ..... 140
79 LPL Financial Holdings, Inc. (Capital
Markets) .................... 26
251 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 12
154
M&T Bank Corp. (Banks) ............ 30
303 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 58
13
Markel Group, Inc. (Insurance)(a) ...... 25
223 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 58
477
Marsh & McLennan Cos., Inc. (Insurance) 96
60 Martin Marietta Materials, Inc.
(Construction Materials) ......... 38
857 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 72
218
Masco Corp. (Building Products) ....... 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
840 Mastercard , Inc., Class - A (Financial
Services) .................... $ 478
258
McCormick & Co., Inc. (Food Products) . 17
704 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 214
2,134 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. 1,567
558
MetLife, Inc. (Insurance) ............ 46
21 Mettler -Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 26
536 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 34
1,100 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 184
6,941
Microsoft Corp. (Software) ........... 3,596
122 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 17
50 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 10
198 Molson Coors Beverage Co., Class - B
(Beverages) .................. 9
1,289 Mondelez International, Inc., Class - A
(Food Products) ............... 81
76
MongoDB, Inc. (IT Services)(a) ....... 24
48 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 44
724
Monster Beverage Corp. (Beverages)(a) .. 49
160
Moody's Corp. (Capital Markets) ....... 76
1,173
Morgan Stanley (Capital Markets) ...... 186
163 Motorola Solutions, Inc. (Communications
Equipment) .................. 75
77
MSCI, Inc. (Capital Markets) ......... 44
422
Nasdaq, Inc. (Capital Markets) ........ 37
127
Natera , Inc. (Biotechnology)(a) ........ 20
204 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 24
418
Netflix, Inc. (Entertainment)(a) ........ 501
102 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 14
1,081
Newmont Corp. (Metals & Mining) ..... 91
371
News Corp., Class - A (Media) ........ 11
2,032
NextEra Energy, Inc. (Electric Utilities) .. 153
1,149 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 80
468
NiSource, Inc. (Multi-Utilities) ........ 20
57
Nordson Corp. (Machinery) .......... 13
220 Norfolk Southern Corp. (Ground
Transportation) ............... 66
199
Northern Trust Corp. (Capital Markets) .. 27
200
NRG Energy, Inc. (Electric Utilities) .... 32
217
Nucor Corp. (Metals & Mining) ....... 29
255
Nutanix , Inc., Class - A (Software)(a) .... 19
23,978 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 4,475
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3
NVR, Inc. (Household Durables)(a) ..... $ 24
748 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 35
164
Okta , Inc. (IT Services)(a) ............ 15
179 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 25
186
Omnicom Group, Inc. (Media) ........ 15
428 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 21
618 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 45
1,665
Oracle Corp. (Software) ............. 468
832 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 90
388
Otis Worldwide Corp. (Machinery) ..... 35
89
Owens Corning (Building Products) .... 13
520
PACCAR, Inc. (Machinery) .......... 51
83 Packaging Corp. of America (Containers &
Packaging) .................. 18
2,223 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 406
661
Palo Alto Networks, Inc. (Software)(a) ... 135
126
Parker-Hannifin Corp. (Machinery) ..... 96
309
Paychex, Inc. (Professional Services) .... 39
54 Paycom Software, Inc. (Professional
Services) .................... 11
907 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 61
1,341
PepsiCo, Inc. (Beverages) ............ 188
2,174
PG&E Corp. (Electric Utilities) ........ 33
394
Phillips 66 (Oil, Gas & Consumable Fuels) 54
596 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 19
33
Pool Corp. (Distributors) ............ 10
217
PPG Industries, Inc. (Chemicals) ....... 23
738
PPL Corp. (Electric Utilities) .......... 27
232
Principal Financial Group, Inc. (Insurance) 19
903
Prologis, Inc. (Industrial REITs) ....... 103
342
Prudential Financial, Inc. (Insurance) .... 35
124
PTC, Inc. (Software)(a) ............. 25
497 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 41
159
Public Storage (Specialized REITs) ..... 46
202
PulteGroup, Inc. (Household Durables) .. 27
312 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 26
1,061 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 177
146 Quanta Services, Inc. (Construction &
Engineering) ................. 61
109 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 21
195 Raymond James Financial, Inc. (Capital
Markets) .................... 34

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
187 RB Global, Inc. (Commercial Services &
Supplies) .................... $ 20
877
Realty Income Corp. (Retail REITs) ..... 53
102 Reddit , Inc., Class - A (Interactive Media &
Services)(a) .................. 23
186
Regency Centers Corp. (Retail REITs) ... 14
821
Regions Financial Corp. (Banks) ....... 22
52
Reliance, Inc. (Metals & Mining) ...... 15
214 Republic Services, Inc. (Commercial
Services & Supplies) ........... 49
144 ResMed , Inc. (Health Care Equipment &
Supplies) .................... 39
814 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 12
723 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 104
566 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 78
429
Rocket Lab Corp. (Aerospace & Defense)(a) 21
111 Rockwell Automation, Inc. (Electrical
Equipment) .................. 39
292 Rollins, Inc. (Commercial Services &
Supplies) .................... 17
106
Roper Technologies, Inc. (Software) .... 53
328
Ross Stores, Inc. (Specialty Retail) ..... 50
255 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 83
386 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 14
131
RPM International, Inc. (Chemicals) .... 15
307
S&P Global, Inc. (Capital Markets) ..... 149
935
Salesforce, Inc. (Software) ........... 222
267
Samsara, Inc., Class - A (Software)(a) ... 10
108 SBA Communications Corp. (Specialized
REITs) ..................... 21
1,462 Schlumberger N.V. (Energy Equipment &
Services) .................... 50
209 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 49
635
Sempra (Multi-Utilities) ............. 57
202
ServiceNow , Inc. (Software)(a) ........ 186
316
Simon Property Group, Inc. (Retail REITs) 59
917 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 7
52
Snap-on, Inc. (Machinery) ........... 18
316
Snowflake, Inc. (IT Services)(a) ....... 71
1,095 SoFi Technologies, Inc. (Consumer Finance)
(a) ........................ 29
158 Solventum Corp. (Health Care Providers &
Services)(a) .................. 12
226 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 20
1,123 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 95
272
State Street Corp. (Capital Markets) ..... 32
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
142
Steel Dynamics, Inc. (Metals & Mining) . $ 20
96 STERIS PLC (Health Care Equipment &
Supplies) .................... 24
260
Strategy, Inc. (Software)(a) ........... 84
337 Stryker Corp. (Health Care Equipment &
Supplies) .................... 125
119
Sun Communities, Inc. (Residential REITs) 15
525 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 25
349
Synchrony Financial (Consumer Finance) 25
183
Synopsys, Inc. (Software)(a) .......... 90
497 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 41
204
T. Rowe Price Group, Inc. (Capital Markets) 21
175 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 45
202 Tapestry, Inc. (Textiles, Apparel & Luxury
Goods) ..................... 23
221 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 37
436 Target Corp. (Consumer Staples Distribution
& Retail) .................... 39
163 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 22
2,849
Tesla, Inc. (Automobiles)(a) .......... 1,267
887 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 163
19 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 18
260
The Allstate Corp. (Insurance) ......... 56
698 The Bank of New York Mellon Corp.
(Capital Markets) .............. 76
240
The Carlyle Group, Inc. (Capital Markets) 15
1,694 The Charles Schwab Corp. (Capital
Markets) .................... 162
266 The Cigna Group (Health Care Providers &
Services) .................... 77
129
The Clorox Co. (Household Products) ... 16
4,010
The Coca-Cola Co. (Beverages) ....... 266
241 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 21
301 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 240
277 The Hartford Insurance Group, Inc.
(Insurance) .................. 37
149
The Hershey Co. (Food Products) ...... 28
973
The Home Depot, Inc. (Specialty Retail) . 394
112
The J.M. Smucker Co. (Food Products) .. 12
838
The Kraft Heinz Co. (Food Products) .... 22
630 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 42
389 The PNC Financial Services Group, Inc.
(Banks) ..................... 78
575
The Progressive Corp. (Insurance) ...... 142
234
The Sherwin-Williams Co. (Chemicals) .. 81
1,076
The Southern Co. (Electric Utilities) .... 102

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,106
The TJX Cos., Inc. (Specialty Retail) .... $ 160
448
The Trade Desk, Inc., Class - A (Media)(a) 22
221
The Travelers Cos., Inc. (Insurance) ..... 62
1,761
The Walt Disney Co. (Entertainment) .... 202
1,196 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 76
507 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 121
463
Toast, Inc., Class - A (Financial Services)(a) 17
539
Tractor Supply Co. (Specialty Retail) .... 31
115 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 13
56 TransDigm Group, Inc. (Aerospace &
Defense) .................... 74
199
TransUnion (Professional Services) ..... 17
237 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 19
1,273
Truist Financial Corp. (Banks) ......... 58
147
Twilio , Inc., Class - A (IT Services)(a) ... 15
43
Tyler Technologies, Inc. (Software)(a) ... 22
294
Tyson Foods, Inc., Class - A (Food Products) 16
1,529
U.S. Bancorp (Banks) ............... 74
1,947 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 191
328
UDR, Inc. (Residential REITs) ........ 12
116 U-Haul Holding Co. (Ground
Transportation) ............... 6
43
Ulta Beauty, Inc. (Specialty Retail)(a) ... 24
587 Union Pacific Corp. (Ground
Transportation) ............... 139
87 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 8
735 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 61
65 United Rentals, Inc. (Trading Companies &
Distributors) ................. 62
304 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 52
154 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 46
441
Ventas, Inc. (Health Care REITs) ....... 31
247 Veralto Corp. (Commercial Services &
Supplies) .................... 26
80
VeriSign, Inc. (IT Services) ........... 22
135 Verisk Analytics, Inc. (Professional
Services) .................... 34
4,128 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 181
354 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 53
1,680
Visa, Inc., Class - A (Financial Services) . 574
334 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 65
130 Vulcan Materials Co. (Construction
Materials) ................... 40
291
W.R. Berkley Corp. (Insurance) ........ 22
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
43 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. $ 41
4,311 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 444
2,374 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 46
394 Waste Management, Inc. (Commercial
Services & Supplies) ........... 87
59 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 18
35 Watsco , Inc. (Trading Companies &
Distributors) ................. 14
315
WEC Energy Group, Inc. (Multi-Utilities) 36
3,164
Wells Fargo & Co. (Banks) ........... 265
640
Welltower , Inc. (Health Care REITs) .... 114
73 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 19
350 Western Digital Corp. (Technology
Hardware, Storage & Peripherals) .. 42
169 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 34
671
Weyerhaeuser Co. (Specialized REITs) .. 17
123
Williams-Sonoma, Inc. (Specialty Retail) . 24
210
Workday, Inc., Class - A (Software)(a) ... 51
241
WP Carey, Inc. (Diversified REITs) ..... 16
568
Xcel Energy, Inc. (Electric Utilities) ..... 46
242
Xylem, Inc. (Machinery) ............. 36
276 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 42
52 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 15
178 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 14
198 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 20
425
Zoetis, Inc. (Pharmaceuticals) ......... 62
256
Zoom Communications, Inc. (Software)(a) 21
101
Zscaler , Inc. (Software)(a) ............ 30
50,377
Uruguay — 0.15%
45
MercadoLibre , Inc. ( Broadline Retail)(a) . 105
Total Common Stocks (cost $43,070 ) ... 69,866

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
As of September 30, 2025, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Right — 0.00%
Denmark — 0.00%
2,695 Orsted A/S CVR, 10/3/25 (Independent
Power and Renewable Electricity
Producers)(a) ................. $ 3
Total Right (cost $3 ) ............... 3
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant (cost $— ) ............ —
Investment Companies — 0.07%
Money Market Funds — 0.07%
11,043 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.98%^^(d) 11
36,742 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.01%(d) .................... 37
Total Investment Companies (cost $48 ) . 48
Security Description
Value
(000)
Total Investments (cost $43,121 ) —
99.95% ..................... $ 69,917
Other assets in excess of liabilities —
0.05% ...................... 34
Net Assets - 100.00% .............. $ 69,951
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
66
Shares Security Description
Value
(000)
Common Stocks — 90.58%
Australia — 5.25%
153,655
ANZ Group Holdings Ltd. (Banks) ..... $ 3,376
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 1,010
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 716
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,347
31,893
BHP Group Ltd. (Metals & Mining) ..... 897
43,919
Commonwealth Bank of Australia (Banks) 4,849
4,008
CSL Ltd. (Biotechnology) ............ 525
83,131
Evolution Mining Ltd. (Metals & Mining) 596
68,557
Goodman Group (Industrial REITs) ..... 1,487
7,899
Macquarie Group Ltd. (Capital Markets) . 1,146
174,147
National Australia Bank Ltd. (Banks) .... 5,086
41,245
Qantas Airways Ltd. (Passenger Airlines) . 298
55,092
QBE Insurance Group Ltd. (Insurance) .. 750
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,238
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(a) ........................ 668
198,921
Scentre Group (Retail REITs) ......... 537
15,683
Suncorp Group Ltd. (Insurance) ....... 210
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,886
148,167
Westpac Banking Corp. (Banks) ....... 3,820
20,060 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 306
35,740
Worley Ltd. (Construction & Engineering) 332
34,080
Austria — 0.40%
23,927
Erste Group Bank AG (Banks)(a) ...... 2,336
4,792
OMV AG (Oil, Gas & Consumable Fuels) 256
2,592
Belgium — 0.52%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,425
3,425
UCB SA (Pharmaceuticals) ........... 945
3,370
Canada — 10.16%
3,586
Agnico Eagle Mines Ltd. (Metals & Mining) 604
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,715
8,987
AltaGas Ltd. (Gas Utilities) ........... 277
45,514
Bank of Montreal (Banks) ............ 5,933
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 2,674
4,255 Canadian Imperial Bank of Commerce
(Banks) ..................... 340
2,386 Canadian National Railway Co. (Ground
Transportation) ............... 225
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,563
7,209 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 537
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
8,782 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. $ 1,046
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging)(a) ............... 184
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 2,123
835
Constellation Software, Inc. (Software) .. 2,267
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,476
21,506
Emera, Inc. (Electric Utilities) ......... 1,032
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 359
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,790
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(b) .................. 405
5,741
Fortis, Inc. (Electric Utilities) ......... 291
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,712
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 1,144
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,612
12,464
Hydro One Ltd. (Electric Utilities)(a) .... 445
5,430
Intact Financial Corp. (Insurance)(a) .... 1,057
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,891
2,505
Lumine Group, Inc. (Software)(b) ...... 74
5,270
Lundin Gold, Inc. (Metals & Mining)(a) .. 341
8,370
Manulife Financial Corp. (Insurance) .... 261
15,818
Methanex Corp. (Chemicals) .......... 629
18,402
National Bank of Canada (Banks) ...... 1,955
3,339
Nutrien Ltd. (Chemicals) ............ 196
1,796
Onex Corp. (Capital Markets) ......... 159
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 313
66,482
Power Corp. of Canada (Insurance) ..... 2,877
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 77
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 111
31,754 RioCan Real Estate Investment Trust (Retail
REITs)(a) ................... 432
13,991
Royal Bank of Canada (Banks) ........ 2,062
52,851
Shopify, Inc., Class - A (IT Services)(b) .. 7,854
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,180
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 240
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 809
12,498
The Toronto-Dominion Bank (Banks) ... 999
22,457 Thomson Reuters Corp. (Professional
Services) .................... 3,488
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 3,168
65,927
Denmark — 1.48%
2,246
DSV A/S (Air Freight & Logistics) ..... 447

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
7,462
Genmab A/S (Biotechnology)(a)(b) ..... $ 2,263
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 6,909
9,619
Finland — 0.69%
4,385
Mandatum Oyj (Insurance) ........... 29
145,888
Nokia Oyj (Communications Equipment) . 699
178,699
Nordea Bank Abp (Banks) ........... 2,929
3,710
Orion Oyj, Class - B (Pharmaceuticals) .. 284
21,925
Sampo Oyj, A Shares (Insurance) ...... 252
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 279
4,472
France — 8.96%
24,146
Air Liquide SA (Chemicals) .......... 5,013
23,149
Airbus SE (Aerospace & Defense) ...... 5,364
47,723
AXA SA (Insurance) ............... 2,277
45,167
BNP Paribas SA (Banks) ............. 4,100
3,697
Cie de Saint-Gobain SA (Building Products) 398
99,973
Credit Agricole SA (Banks) ........... 1,962
1,749
Eiffage SA (Construction & Engineering)(a) 223
25,532
Engie SA (Multi-Utilities) ............ 547
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 5,255
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 6,001
2,901
L'Oreal SA (Personal Care Products) .... 1,255
4,716 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 2,882
8,075
Publicis Groupe SA (Media) .......... 774
7,261
Renault SA (Automobiles) ........... 297
16,966
Sanofi SA (Pharmaceuticals) .......... 1,564
34,976 Schneider Electric SE (Electrical
Equipment)(a) ................ 9,755
98,039
Societe Generale SA (Banks) ......... 6,486
4,176
Thales SA (Aerospace & Defense) ...... 1,307
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,405
7,086
Unibail-Rodamco-Westfield (Retail REITs) 744
15,933
Veolia Environnement SA (Multi-Utilities) 542
58,151
Germany — 7.84%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,749
10,077
Allianz SE, Registered Shares (Insurance) 4,228
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 180
1,065
Beiersdorf AG (Personal Care Products) .. 111
33,975
Commerzbank AG (Banks) ........... 1,280
2,692
Covestro AG (Chemicals)(b) .......... 184
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. $ 3,995
21,575
Deutsche Boerse AG (Capital Markets) .. 5,777
60,277
Deutsche Post AG (Air Freight & Logistics) 2,685
128,506 Deutsche Telekom AG, Registered
(Diversified Telecommunication
Services)(a) .................. 4,376
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(b) .............. 425
6,983
GEA Group AG (Machinery) ......... 515
1,115
Hannover Rueck SE (Insurance) ....... 336
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(a) ... 3,205
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 1,620
744
Rheinmetall AG (Aerospace & Defense) . 1,733
36,196
SAP SE (Software) ................. 9,683
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 7,595
2,498
Symrise AG (Chemicals)(a) .......... 217
50,894
Hong Kong — 1.35%
483,480
AIA Group Ltd. (Insurance) .......... 4,638
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 352
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(b)(c) ...................... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 514
414,317
Link REIT (Retail REITs) ............ 2,130
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(b) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(a) .................. 83
44,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 279
147,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 566
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 203
8,765
Ireland (Republic of) — 1.29%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,056
315,967
Bank of Ireland Group PLC (Banks) .... 5,198
25,494
Experian PLC (Professional Services) ... 1,276
45,491 James Hardie Industries PLC (Construction
Materials)(b) ................. 845
8,375

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel — 0.60%
862
CyberArk Software Ltd. (Software)(b) ... $ 416
3,544
Elbit Systems Ltd. (Aerospace & Defense) 1,796
5,708
Nice Ltd. (Software)(b) ............. 842
3,472
Nice Ltd., ADR (Software)(b) ......... 503
16,538 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(b) ........... 334
3,891
Italy — 2.02%
427,228 Banca Monte dei Paschi di Siena SpA
(Banks)(a) ................... 3,782
72,401 Davide Campari-Milano N.V., Class - M
(Beverages)(a) ................ 456
47,935
Enel SpA (Electric Utilities)(a) ........ 454
1,561
Ferrari N.V. (Automobiles) ........... 754
69,888
Generali (Insurance) ................ 2,741
157,139
Intesa Sanpaolo SpA (Banks)(a) ....... 1,036
7,820
Iveco Group N.V. (Machinery) ........ 168
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 431
9,459
Poste Italiane SpA (Insurance)(a) ....... 224
90,548
Snam SpA (Gas Utilities) ............ 544
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,830
9,486
UniCredit SpA (Banks) .............. 718
13,138
Japan — 17.82%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 872
6,845
AGC, Inc. (Building Products) ........ 223
23,400
Aisin Corp. (Automobile Components) .. 405
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,568
15,300
Amada Co. Ltd. (Machinery) ......... 188
15,200 Bridgestone Corp. (Automobile
Components) ................. 704
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,123
8,600
Capcom Co. Ltd. (Entertainment) ...... 234
178,200
CyberAgent, Inc. (Media) ............ 2,140
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 456
163,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,290
6,395 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 140
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 559
16,700
Denso Corp. (Automobile Components) .. 241
45,300
Eisai Co. Ltd. (Pharmaceuticals) ....... 1,524
800
Fast Retailing Co. Ltd. (Specialty Retail) . 244
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 262
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 627
109,000
Fujitsu Ltd. (IT Services)(a) .......... 2,568
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
185,500
Hitachi Ltd. (Industrial Conglomerates) .. $ 4,931
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,866
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 583
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 707
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 408
21,000
Isuzu Motors Ltd. (Automobiles) ....... 266
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 5,261
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,578
8,300
Japan Post Insurance Co. Ltd. (Insurance)(a) 235
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 608
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,231
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,276
57,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,591
6,345
Komatsu Ltd. (Machinery) ........... 221
11,600
Kyoto Financial Group, Inc. (Banks) .... 247
66,100
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 1,027
27,600
M3, Inc. (Health Care Technology) ..... 445
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,583
63,500
MEIJI Holdings Co. Ltd. (Food Products) 1,317
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 4,094
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 787
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 2,545
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 6,998
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 6,561
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,181
12,600 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 383
87,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,660
73,500
NEC Corp. (IT Services) ............. 2,356
19,200
Nikon Corp. (Household Durables) ..... 224
12,900
Nintendo Co. Ltd. (Entertainment) ...... 1,117
6,300
Nippon Sanso Holdings Corp. (Chemicals) 224
154,000
Nippon Steel Corp. (Metals & Mining)(a) 635
33,000
Nippon Yusen KK (Marine Transportation) 1,127
39,600 Nissin Foods Holdings Co. Ltd. (Food
Products)(a) .................. 746
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 683

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
910,000 NTT, Inc. (Diversified Telecommunication
Services) .................... $ 952
9,000
Obic Co. Ltd. (IT Services) ........... 314
10,800
ORIX Corp. (Financial Services) ....... 284
15,600
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 829
63,500 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 419
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,583
12,600 Recruit Holdings Co. Ltd. (Professional
Services) .................... 679
15,300
SBI Holdings, Inc. (Capital Markets) .... 666
4,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 437
35,552
Sekisui House Ltd. (Household Durables) 810
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 292
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 558
17,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 310
31,100
Shiseido Co. Ltd. (Personal Care Products) 531
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,188
64,200 Sony Financial Group, Inc. (Financial
Services)(b) .................. 71
64,200
Sony Group Corp. (Household Durables) . 1,849
15,200
Subaru Corp. (Automobiles) .......... 311
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 1,018
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,199
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 212
22,400
The Chiba Bank Ltd. (Banks) ......... 235
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,259
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 4,707
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 1,890
33,700 Tokyo Metro Co. Ltd. (Ground
Transportation) ............... 386
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(a) ... 213
17,900
Toyota Industries Corp. (Machinery) .... 2,014
485,000
Toyota Motor Corp. (Automobiles)(a) ... 9,347
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 563
17,027
Trend Micro, Inc. (Software) .......... 933
293,700
Yokohama Financial Group, Inc. (Banks) . 2,258
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 994
17,100
ZOZO, Inc. (Specialty Retail)(a) ....... 157
115,538
Luxembourg — 0.42%
27,423
ArcelorMittal SA (Metals & Mining) .... 984
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
96,377
Tenaris SA (Energy Equipment & Services) $ 1,719
2,703
Netherlands — 3.54%
57,506 ABN AMRO Bank N.V., Class - CV (Banks)
(a) ........................ 1,840
73,595
Aegon Ltd. (Insurance) .............. 590
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,580
1,819
Argenx SE (Biotechnology)(b) ........ 1,318
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(a) ..... 10,611
4,144
EXOR N.V. (Financial Services) ....... 405
14,622
ING Groep N.V. (Banks) ............. 379
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 2,106
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,707
75,569
Stellantis N.V. (Automobiles) ......... 698
1,552
Topicus.com, Inc. (Software)(b) ....... 166
11,488
Wolters Kluwer N.V. (Professional Services) 1,566
22,966
New Zealand — 0.04%
55,967 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 256
Norway — 0.44%
11,596
DNB Bank ASA (Banks) ............ 316
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,554
2,870
Singapore — 1.14%
532,772 CapitaLand Ascendas REIT (Industrial
REITs)(a) ................... 1,152
180,028 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 320
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 272
63,580
DBS Group Holdings Ltd. (Banks) ..... 2,521
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 185
6,124
Sea Ltd., ADR (Entertainment)(b) ...... 1,095
239,900
Sembcorp Industries Ltd. (Multi-Utilities) 1,120
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(a) ........................ 297
18,700
Singapore Exchange Ltd. (Capital Markets) 240
6,600
United Overseas Bank Ltd. (Banks) ..... 177
7,379
South Africa — 0.03%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 24

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
2,524
Valterra Platinum Ltd. (Metals & Mining) $ 179
203
Spain — 3.13%
2,090
Acciona SA (Electric Utilities) ........ 419
4,764 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 380
14,510 Aena SME SA (Transportation
Infrastructure)(a) .............. 396
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 806
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 11,906
28,433
Bankinter SA (Banks) ............... 447
62,673
CaixaBank SA (Banks) .............. 658
264,265
Iberdrola SA (Electric Utilities) ........ 4,997
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 318
20,327
Sweden — 2.77%
1,283
Alleima AB (Metals & Mining) ........ 10
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 368
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,536
59,272
Atlas Copco AB, Class - B (Machinery) .. 888
59,522
Essity AB, Class - B (Household Products) 1,555
16,551 Holmen AB, B shares (Paper & Forest
Products) .................... 629
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 180
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 1,015
2,129
Spotify Technology SA (Entertainment)(b) 1,486
111,736 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 1,477
32,522
Swedbank AB, Class - A (Banks) ....... 979
152,471 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 2,600
492,259 Telia Co. AB (Diversified
Telecommunication Services)(a) ... 1,878
117,701
Volvo AB, Class - B (Machinery) ...... 3,370
17,971
Switzerland — 8.66%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 9,789
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 572
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 454
1,044 Barry Callebaut AG, Registered Shares
(Food Products)(a) ............. 1,430
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 672
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... $ 3,775
13,970
Coca-Cola HBC AG (Beverages)(b) ..... 658
16,029
DSM-Firmenich AG (Chemicals) ...... 1,365
387,007
Glencore PLC (Metals & Mining)(a)(b) .. 1,778
5,080 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 946
4,844 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 528
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(a) ..... 2,959
8,432 Medacta Group SA (Hea lth Care Equipment
& Supplies)(d ) ................ 1,545
54,797 Nestle SA, Registered Shares (Food
Products) .................... 5,031
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 8,517
363 Partners Group Holding AG (Capital
Markets) .................... 471
12,159
Roche Holding AG (Pharmaceuticals) ... 3,971
13,543
Sandoz Group AG (Pharmaceuticals) .... 803
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 879
191,523
UBS Group AG (Capital Markets)(b) .... 7,823
3,139
Zurich Insurance Group AG (Insurance) .. 2,235
56,201
United Kingdom — 11.21%
38,163
3i Group PLC (Capital Markets) ....... 2,098
5,633
Admiral Group PLC (Insurance) ....... 254
21,731
Anglo American PLC (Metals & Mining) . 814
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,143
53,176
AstraZeneca PLC (Pharmaceuticals)(a) .. 7,996
31,506 Auto Trader Group PLC (Interactive Media
& Services)(a) ................ 334
153,808
Aviva PLC (Insurance) .............. 1,418
121,738
BAE Systems PLC (Aerospace & Defense) 3,371
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 314
51,346
British American Tobacco PLC (Tobacco) 2,725
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 403
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 975
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,346
10,782
Diageo PLC (Beverages) ............ 257
35,987
GSK PLC (Pharmaceuticals) .......... 762
282,694
Haleon PLC (Personal Care Products) ... 1,264
223,327
HSBC Holdings PLC (Banks) ......... 3,138
90,451
Imperial Brands PLC (Tobacco) ....... 3,841
242,896
Informa PLC (Media) ............... 2,997

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... $ 792
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 2,159
114,719
Kingfisher PLC (Specialty Retail) ...... 476
134,325
Legal & General Group PLC (Insurance) . 430
3,123 London Stock Exchange Group PLC
(Capital Markets)(a) ............ 358
86,513 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 424
114,631
National Grid PLC (Multi-Utilities) ..... 1,645
4,989
Next PLC (Broadline Retail) .......... 830
16,942 Pearson PLC (Diversified Consumer
Services) .................... 241
9,818 Reckitt Benckiser Group PLC (Household
Products) .................... 755
56,944
RELX PLC (Professional Services) ..... 2,724
66,751
Rio Tinto PLC (Metals & Mining) ...... 4,387
74,509 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 1,192
7,432
Severn Trent PLC (Water Utilities)(a) ... 259
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 10,332
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,801
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 384
44,660
SSE PLC (Electric Utilities) .......... 1,046
85,307
St. James's Place PLC (Capital Markets) . 1,457
33,934
The Sage Group PLC (Software) ....... 502
18,373
The Weir Group PLC (Machinery)(a) .... 675
55,598
Unilever PLC (Personal Care Products) .. 3,290
10,568
United Utilities Group PLC (Water Utilities) 163
72,772
United States — 0.82%
2,921
CRH PLC (Construction Materials) ..... 349
2,189 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a)(b) 569
8,324
Linde PLC (Chemicals) ............. 3,975
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 451
5,344
Total Common Stocks (cost $248,296 ) .. 587,804
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(b)(c) ............... —
Total Warrant (cost $— ) ............ —
Shares Security Description
Value
(000)
Investment Companies — 8.46%
International Equity Funds — 7.49%
290,815
iShares Core MSCI EAFE ETF ........ $ 25,391
387,154
Vanguard FTSE Developed Markets ETF . 23,198
48,589
Money Market Funds — 0.97%
6,277,051 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.01%(e ) .................... 6,277
Total Investment Companies (cost
$41,732 ) ........................ 54,866
Total Investments (cost $290,028 ) —
99.04% ..................... 642,670
Other assets in excess of liabilities —
0.96% ...................... 6,230
Net Assets - 100.00% .............. $ 648,900
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
September 30, 2025.
(d) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
As of September 30, 2025 , 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 33 12/19/25 $ 4,596 $ 11
$ 4,596 $ 11
Total Unrealized Appreciation ..................... $ 11
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 11
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
73
Shares Security Description
Value
(000)
Common Stocks — 44.62%
Australia — 1.93%
44,367
ANZ Group Holdings Ltd. (Banks) ..... $ 975
49,875
APA Group (Gas Utilities) ........... 293
8,339 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 386
5,891
ASX Ltd. (Capital Markets) .......... 228
74,711
BHP Group Ltd. (Metals & Mining) ..... 2,101
6,333
BlueScope Steel Ltd. (Metals & Mining) . 95
26,219 Brambles Ltd. (Commercial Services &
Supplies) .................... 430
6,494 CAR Group Ltd. (Interactive Media &
Services) .................... 158
1,190 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 220
32,170 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 496
24,623
Commonwealth Bank of Australia (Banks) 2,717
10,095
Computershare Ltd. (Professional Services) 243
7,580
CSL Ltd. (Biotechnology) ............ 994
29,410
Evolution Mining Ltd. (Metals & Mining) 211
25,159
Fortescue Ltd. (Metals & Mining) ...... 311
30,054
Goodman Group (Industrial REITs) ..... 652
53,385
Insurance Australia Group Ltd. (Insurance) 290
5,383
Macquarie Group Ltd. (Capital Markets) . 781
88,171
Medibank Pvt Ltd. (Insurance) ........ 281
44,968
National Australia Bank Ltd. (Banks) .... 1,312
24,826 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 390
42,652
Origin Energy Ltd. (Electric Utilities) ... 353
869
Pro Medicus Ltd. (Health Care Technology) 177
10,656
Qantas Airways Ltd. (Passenger Airlines) . 77
24,883
QBE Insurance Group Ltd. (Insurance) .. 339
760 REA Group Ltd. (Interactive Media &
Services) .................... 116
5,461
Rio Tinto Ltd. (Metals & Mining) ...... 441
46,591 Santos Ltd. (Oil, Gas & Consumable Fuels)
(a) ........................ 207
75,260
Scentre Group (Retail REITs) ......... 203
2,931 SGH Ltd. (Trading Companies &
Distributors) ................. 97
126,836 Sigma Healthcare Ltd. (Health Care
Providers & Services)^ .......... 250
10,966 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 155
64,914
South32 Ltd. (Metals & Mining) ....... 118
34,460
Stockland (Diversified REITs) ......... 140
18,681
Suncorp Group Ltd. (Insurance) ....... 250
114,407 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 365
69,820 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 272
58,496 Transurban Group (Transportation
Infrastructure) ................ 534
78,628
Vicinity Ltd. (Retail REITs)(a) ........ 131
8,000 Washington H Soul Pattinson & Co. Ltd.
(Financial Services)^ ........... 203
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
16,650
Wesfarmers Ltd. (Broadline Retail) ..... $ 1,013
50,765
Westpac Banking Corp. (Banks) ....... 1,308
2,940
WiseTech Global Ltd. (Software) ....... 176
27,939 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 426
24,923 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 441
21,356
Austria — 0.06%
4,529
Erste Group Bank AG (Banks)(a) ...... 442
2,180
OMV AG (Oil, Gas & Consumable Fuels) 116
972
Verbund AG (Electric Utilities) ........ 71
629
Belgium — 0.25%
3,077
Ageas SA/N.V. (Insurance)(a) ......... 213
14,542 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 868
294
D'ieteren Group (Distributors) ......... 55
1,608
Elia Group SA/N.V. (Electric Utilities)(a) . 185
1,670 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 149
3,650
KBC Group N.V. (Banks) ............ 435
15
Lotus Bakeries N.V. (Food Products)(a) .. 141
221
Sofina SA (Financial Services) ........ 65
1,060
Syensqo SA (Chemicals) ............. 85
1,868
UCB SA (Pharmaceuticals) ........... 515
2,711
Canada — 1.63%
15,099
Agnico Eagle Mines Ltd. (Metals & Mining) 2,544
1,948 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 104
2,644
AltaGas Ltd. (Gas Utilities) ........... 81
7,672 BCE, Inc. (Diversified Telecommunication
Services) .................... 179
30,771
Brookfield Corp. (Capital Markets) ..... 2,112
27,076 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 2,017
740 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 88
5,299 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 148
1,208 CCL Industries, Inc., Class - B (Containers
& Packaging)(a) ............... 68
10,293 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(b) .... 2,534
661
CGI, Inc. (IT Services) .............. 59
916
Dollarama, Inc. (Broadline Retail) ...... 121
1,088 Element Fleet Management Corp.
(Commercial Services & Supplies)(a) 28
3,257
Emera, Inc. (Electric Utilities) ......... 156

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
4,463 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... $ 160
1,598 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 81
56
Fairfax Financial Holdings Ltd. (Insurance) 98
3,349
Fortis, Inc. (Electric Utilities) ......... 170
135
Franco-Nevada Corp. (Metals & Mining) . 30
2,151 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 131
1,139 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 54
3,897
Great-West Lifeco, Inc. (Insurance) ..... 158
4,377
Hydro One Ltd. (Electric Utilities)(a) .... 156
511
Intact Financial Corp. (Insurance)(a) .... 99
2,056 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 69
4,296 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 166
2,423 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 163
303
National Bank of Canada (Banks) ...... 32
2,712
Power Corp. of Canada (Insurance) ..... 117
6,436 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 203
1,797 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 115
3,869 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 133
4,788
Saputo, Inc. (Food Products)(a) ........ 116
14,255
Shopify, Inc., Class - A (IT Services)(b) .. 2,118
176
Stantec, Inc. (Construction & Engineering) 19
930 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 51
62,495 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 2,744
10,014 TELUS Corp. (Diversified
Telecommunication Services) ..... 158
739
The Bank of Nova Scotia (Banks) ...... 48
516
The Toronto-Dominion Bank (Banks) ... 41
769 Thomson Reuters Corp. (Professional
Services) .................... 119
2,982
TMX Group Ltd. (Capital Markets) ..... 114
504 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 56
17,958
Chile — 0.02%
5,910
Antofagasta PLC (Metals & Mining) .... 219
China — 0.02%
71,100 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 186
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark — 1.55%
44 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... $ 86
58 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 114
2,533
Carlsberg A/S, Class - B (Beverages) .... 294
3,065 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 262
10,830
Danske Bank A/S (Banks) ............ 462
1,393 Demant A/S (Health Care Equipment &
Supplies)(b) .................. 48
11,735
DSV A/S (Air Freight & Logistics) ..... 2,334
903
Genmab A/S (Biotechnology)(a)(b) ..... 274
86,779 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 4,705
131,750
Novo Nordisk A/S, ADR (Pharmaceuticals) 7,310
6,256
Novonesis Novozymes B (Chemicals) ... 383
5,055
Orsted A/S (Electric Utilities)^(a)(b) .... 90
1,180 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 154
1,480 ROCKWOOL A/S, Class - B (Building
Products) .................... 55
11,091
Tryg A/S (Insurance)(a) ............. 281
14,950 Vestas Wind Systems A/S (Electrical
Equipment) .................. 282
17,134
Finland — 0.49%
3,963 Elisa Oyj (Diversified Telecommunication
Services) .................... 207
8,637
Fortum Oyj (Electric Utilities) ......... 163
5,937 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 127
5,024
Kone Oyj, Class - B (Machinery) ....... 342
9,611
Metso Oyj (Machinery)(a) ........... 132
6,381
Neste Oyj (Oil, Gas & Consumable Fuels) 117
77,892
Nokia Oyj (Communications Equipment) . 373
46,045
Nordea Bank Abp (Banks) ........... 755
2,550
Orion Oyj, Class - B (Pharmaceuticals) .. 195
214,658
Sampo Oyj, A Shares (Insurance) ...... 2,464
8,380 Stora Enso Oyj, Class - R (Paper & Forest
Products) .................... 92
7,666 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 209
7,326
Wartsila Oyj Abp (Machinery) ......... 219
5,395
France — 5.06%
2,951
Accor SA (Hotels, Restaurants & Leisure) 140
1,086 Aeroports de Paris SA (Transportation
Infrastructure) ................ 143
18,183
Air Liquide SA (Chemicals) .......... 3,775
8,736
Airbus SE (Aerospace & Defense) ...... 2,024
5,329
Alstom SA (Machinery)(b) ........... 138
870
Amundi SA (Capital Markets)(a),(c) .... 69

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
818
Arkema SA (Chemicals) ............. $ 51
26,217
AXA SA (Insurance) ............... 1,251
1,569 BioMerieux (Health Care Equipment &
Supplies) .................... 210
14,945
BNP Paribas SA (Banks) ............. 1,357
36,014
Bollore SE (Entertainment) ........... 203
5,133
Bouygues SA (Construction & Engineering) 231
8,008
Bureau Veritas SA (Professional Services) 251
2,377
Capgemini SE (IT Services) .......... 345
22,293 Carrefour SA (Consumer Staples
Distribution & Retail)(a) ......... 337
23,950
Cie de Saint-Gobain SA (Building Products) 2,577
10,985 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 394
878
Covivio SA (Office REITs) ........... 59
18,564
Credit Agricole SA (Banks) ........... 364
12,292
Danone SA (Food Products) .......... 1,071
829 Dassault Aviation SA (Aerospace &
Defense)(a) .................. 277
73,873
Dassault Systemes SE (Software) ...... 2,472
6,797
Edenred SE (Financial Services) ....... 161
1,237
Eiffage SA (Construction & Engineering)(a) 158
37,110
Engie SA (Multi-Utilities) ............ 795
10,859 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,519
6,578 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 220
1,353
Gecina SA (Office REITs)(a) .......... 135
13,949
Getlink SE (Transportation Infrastructure) 257
465 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,137
1,499
Ipsen SA (Pharmaceuticals) ........... 200
1,105 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 367
6,059
Klepierre SA (Retail REITs) .......... 236
3,847
Legrand SA (Electrical Equipment) ..... 635
7,942
L'Oreal SA (Personal Care Products) .... 3,436
7,309 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,466
40,912 Orange SA (Diversified Telecommunication
Services)(a) .................. 663
3,446
Pernod Ricard SA (Beverages) ........ 338
3,370
Publicis Groupe SA (Media) .......... 323
2,770
Renault SA (Automobiles) ........... 113
3,501 Rexel SA (Trading Companies &
Distributors) ................. 114
11,196
Safran SA (Aerospace & Defense) ...... 3,945
38,213
Sanofi SA (Pharmaceuticals) .......... 3,523
422 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 85
15,898 Schneider Electric SE (Electrical
Equipment)(a) ................ 4,434
10,535
Societe Generale SA (Banks) ......... 697
4,519
Sodexo SA (Hotels, Restaurants & Leisure) 284
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
768
Teleperformance SE (Professional Services) $ 57
2,027
Thales SA (Aerospace & Defense) ...... 634
64,119 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 3,893
1,835
Unibail-Rodamco-Westfield (Retail REITs) 193
9,216
Veolia Environnement SA (Multi-Utilities) 314
20,594
Vinci SA (Construction & Engineering) .. 2,852
55,923
Germany — 3.90%
12,925 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,722
5,833
Allianz SE, Registered Shares (Insurance) 2,447
1
Aumovio SE (Automobile Components)(b) —
13,317
BASF SE (Chemicals) .............. 663
14,326 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 475
4,147 Bayerische Motoren Werke AG
(Automobiles) ................ 416
858 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 80
3,567
Beiersdorf AG (Personal Care Products) .. 373
1,761 Brenntag SE (Trading Companies &
Distributors) ................. 105
11,398
Commerzbank AG (Banks) ........... 429
1,579
Continental AG (Automobile Components) 104
2,676
Covestro AG (Chemicals)(b) .......... 183
891 CTS Eventim AG & Co. KGaA
(Entertainment)(a) ............. 87
7,021
Daimler Truck Holding AG (Machinery) . 289
2,976 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a)(b) ................ 85
27,252 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 958
3,394
Deutsche Boerse AG (Capital Markets) .. 909
9,290 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a) .......... 79
14,030
Deutsche Post AG (Air Freight & Logistics) 625
113,622 Deutsche Telekom AG, Registered
(Diversified Telecommunication
Services)(a) .................. 3,869
2,301 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles)(a) ......... 111
45,015
E.ON SE (Multi-Utilities) ............ 847
3,686
Evonik Industries AG (Chemicals) ...... 64
5,761 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 302
8,333 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 463
3,173
GEA Group AG (Machinery) ......... 234
1,444
Hannover Rueck SE (Insurance) ....... 435
1,952 Heidelberg Materials AG (Construction
Materials)(a) ................. 439
1,460 Henkel AG & Co. KGaA (Household
Products) .................... 108

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
5,289 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... $ 427
929
Hensoldt AG (Aerospace & Defense) .... 120
66,105 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(a) ... 2,576
1,039
Knorr-Bremse AG (Machinery) ........ 97
2,443 LEG Immobilien SE (Real Estate
Management & Development) ..... 194
10,678
Mercedes-Benz Group AG (Automobiles) 670
3,001
Merck KGaA (Pharmaceuticals) ....... 386
849 MTU Aero Engines AG (Aerospace &
Defense) .................... 390
2,182 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
- R (Insurance) ................ 1,392
824
Nemetschek SE (Software) ........... 107
2,186 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 86
78
Rational AG (Machinery) ............ 59
725
Rheinmetall AG (Aerospace & Defense) . 1,689
14,118 RWE AG (Independent Power and
Renewable Electricity Producers) .. 627
22,654
SAP SE (Software) ................. 6,061
378 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(a) ..... 88
2,172 Scout24 SE (Interactive Media & Services)
(a) ........................ 272
18,583 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,000
28,102 Siemens Energy AG (Electrical Equipment)
(a)(b),(c) .................... 3,279
6,185 Siemens Healthineers AG (Health Care
Equipment & Supplies)(a) ....... 334
3,884
Symrise AG (Chemicals)(a) .......... 338
1,535
Talanx AG (Insurance) .............. 204
3,048 Volkswagen AG, Preference Shares
(Automobiles) ................ 329
12,604 Vonovia SE (Real Estate Management &
Development) ................ 392
3,228
Zalando SE (Specialty Retail)(a)(b),(c) .. 99
43,117
Hong Kong — 0.82%
366,318
AIA Group Ltd. (Insurance) .......... 3,513
61,195
BOC Hong Kong Holdings Ltd. (Banks) . 288
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(b)(d) ...................... —
27,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 132
39,910 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 263
20,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 135
32,719
CLP Holdings Ltd. (Electric Utilities) ... 271
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
905 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ $ 157
33,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 182
11,239
Hang Seng Bank Ltd. (Banks) ......... 171
22,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 81
118,550 HKT Trust & HKT Ltd., Class - SS
(Diversified Telecommunication
Services)(a) .................. 176
215,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 187
17,700 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 1,004
24,840 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 157
3,800 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 239
38,906
Link REIT (Retail REITs) ............ 200
28,500
MTR Corp. Ltd. (Ground Transportation) . 97
32,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 208
37,998
Prudential PLC (Insurance) ........... 532
91,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 116
18,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 69
21,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 262
9,930 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 84
21,000
Techtronic Industries Co. Ltd. (Machinery) 269
16,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 46
118,856
WH Group Ltd. (Food Products)(a) ..... 129
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 68
9,036
Ireland (Republic of) — 0.97%
4,200 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 508
16,656 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 2,015
31,336
AIB Group PLC (Banks)(a) .......... 284
13,959
Bank of Ireland Group PLC (Banks) .... 230
1,539
DCC PLC (Industrial Conglomerates)(a) . 99
52,844
Experian PLC (Professional Services) ... 2,645
8,479 James Hardie Industries PLC (Construction
Materials)(b) ................. 157
2,403 Kerry Group PLC, Class - A (Food
Products)(a) .................. 217
2,228
Kingspan Group PLC (Building Products) 185
12,607 Ryanair Holdings PLC (Passenger Airlines)
(a) ........................ 366

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
30,189 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... $ 1,818
9,950 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 2,184
10,708
Israel — 0.51%
819 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 81
18,640
Bank Hapoalim BM (Banks) .......... 379
21,642 Bank Leumi Le-Israel BM, Class - IS
(Banks) ..................... 428
1,588 Check Point Software Technologies Ltd.
(Software)(b) ................. 328
704
CyberArk Software Ltd. (Software)(b) ... 340
573
Elbit Systems Ltd. (Aerospace & Defense) 290
22,866
ICL Group Ltd. (Chemicals) .......... 143
1
Isracard Ltd. (Consumer Finance) ...... —
18,613
Israel Discount Bank Ltd., Class - A (Banks) 184
2,228
Mizrahi Tefahot Bank Ltd. (Banks) ..... 147
591
Monday.com Ltd. (Software)(b) ....... 114
1,175
Nice Ltd. (Software)(b) ............. 173
427 Nova Ltd. (Semiconductors &
Semiconductor Equipment)(b) ..... 135
3,278
Phoenix Financial Ltd. (Insurance) ..... 123
114,843 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(b) ........... 2,236
17,300 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(b) ........... 349
67
Wix.com Ltd. (IT Services)(b) ......... 12
761
Wix.com Ltd. (IT Services)(b) ......... 135
5,597
Italy — 1.84%
3,207 Banca Mediolanum SpA (Financial
Services) .................... 64
27,491 Banca Monte dei Paschi di Siena SpA
(Banks)(a) ................... 243
16,607
Banco BPM SpA (Banks) ............ 248
21,840
BPER Banca SPA (Banks) ........... 242
22,221 Davide Campari-Milano N.V., Class - M
(Beverages)(a),(c) ............. 140
1,331 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 118
342,063
Enel SpA (Electric Utilities)(a) ........ 3,239
34,467
Eni SpA (Oil, Gas & Consumable Fuels) . 602
4,381
Ferrari N.V., ADR (Automobiles) ...... 2,126
1,853
Ferrari N.V. (Automobiles) ........... 895
9,204
FinecoBank Banca Fineco SpA (Banks) .. 199
13,673
Generali (Insurance) ................ 536
14,157 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(a) .................. 166
522,860
Intesa Sanpaolo SpA (Banks)(a) ....... 3,446
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
6,932
Leonardo SpA (Aerospace & Defense) ... $ 440
3,491 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 204
8,017
Nexi SpA (Financial Services)(a) ....... 45
7,866
Poste Italiane SpA (Insurance)(a) ....... 187
27,218
Prysmian SpA (Electrical Equipment) ... 2,689
3,182 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 193
52,890
Snam SpA (Gas Utilities) ............ 318
166,453 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(b) ... 87
35,984 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 365
45,539
UniCredit SpA (Banks) .............. 3,446
5,202
Unipol Assicurazioni SpA (Insurance) ... 112
20,350
Japan — 8.38%
11,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(a) ..... 1,110
44,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 535
3,965
AGC, Inc. (Building Products) ........ 129
7,600
Aisin Corp. (Automobile Components) .. 132
16,600
Ajinomoto Co., Inc. (Food Products) .... 477
8,200
ANA Holdings, Inc. (Passenger Airlines)(a) 159
28,000
Asahi Group Holdings Ltd. (Beverages)(a) 336
25,310
Asahi Kasei Corp. (Chemicals) ........ 199
10,300 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 270
35,290
Astellas Pharma, Inc. (Pharmaceuticals) .. 382
9,300 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 310
8,860 Bridgestone Corp. (Automobile
Components) ................. 411
89,489 Broadmedia Corp. (Diversified
Telecommunication Services) ..... 1,040
12,847 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 377
5,200
Capcom Co. Ltd. (Entertainment) ...... 141
15,100 Central Japan Railway Co. (Ground
Transportation) ............... 433
16,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 223
11,400 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 497
7,578 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 129
4,900
Daifuku Co. Ltd. (Machinery) ......... 157
52,000
Dai-ichi Life Holdings, Inc. (Insurance) .. 410
25,100 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(a) ........................ 563
3,900
Daikin Industries Ltd. (Building Products) 450
11,235 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 247

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
9,830 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... $ 354
19,100 Daiwa Securities Group, Inc. (Capital
Markets)^ ................... 155
25,900
Denso Corp. (Automobile Components) .. 374
2,400
Dentsu Group, Inc. (Media) .......... 53
1,400 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 440
19,200 East Japan Railway Co. (Ground
Transportation) ............... 470
49,499
Ebara Corp. (Machinery) ............ 1,132
62,872 Eiken Chemical Co. Ltd. (Health Care
Equipment & Supplies) ......... 1,018
6,200
Eisai Co. Ltd. (Pharmaceuticals)^ ...... 208
41,078 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 261
13,600
FANUC Corp. (Machinery) ........... 392
2,800
Fast Retailing Co. Ltd. (Specialty Retail) . 853
1,900
Fuji Electric Co. Ltd. (Electrical Equipment) 128
41,815
Fuji Media Holdings, Inc. (Media) ...... 991
16,130 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 402
3,800
Fujikura Ltd. (Electrical Equipment) .... 371
25,700
Fujitsu Ltd. (IT Services)(a) .......... 606
7,200 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 212
177,178 Helios Techno Holding Co. Ltd. (Electrical
Equipment) .................. 1,046
400 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 112
136,400
Hitachi Ltd. (Industrial Conglomerates) .. 3,625
58,262
Honda Motor Co. Ltd. (Automobiles)^ ... 603
1,700
Hoshizaki Corp. (Machinery) ......... 64
5,100 Hoya Corp. (Health Care Equipment &
Supplies) .................... 706
14,900 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 163
11,595 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 80
14,700
IHI Corp. (Machinery) .............. 274
13,200
Inpex Corp. (Oil, Gas & Consumable Fuels) 239
108,308 Inter Action Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,096
8,070
Isuzu Motors Ltd. (Automobiles) ....... 102
17,658 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,006
6,300 Japan Airlines Co. Ltd. (Passenger Airlines)
(a) ........................ 127
14,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 159
26,000
Japan Post Bank Co. Ltd. (Banks)(a) .... 319
25,960
Japan Post Holdings Co. Ltd. (Insurance)(a) 258
2,600
Japan Post Insurance Co. Ltd. (Insurance)(a) 74
19,727
Japan Tobacco, Inc. (Tobacco) ......... 649
10,800
JFE Holdings, Inc. (Metals & Mining)^(a) 133
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,400
Kajima Corp. (Construction & Engineering) $ 187
9,400
Kao Corp. (Personal Care Products) ..... 410
2,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 145
5,300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 75
53,100 KDDI Corp. (Wireless Telecommunication
Services) .................... 848
2,900 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,082
9,600
Kikkoman Corp. (Food Products) ...... 81
20,010
Kirin Holdings Co. Ltd. (Beverages) .... 293
7,500 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 206
13,890
Komatsu Ltd. (Machinery) ........... 485
1,600
Konami Group Corp. (Entertainment) ... 231
284,120 Konica Minolta, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,015
14,000
Kubota Corp. (Machinery) ........... 176
19,080 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 257
9,700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 151
1,200 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 165
71,672
LIFENET INSURANCE Co. (Insurance)(b) 1,004
63,500
LY Corp. (Interactive Media & Services) . 205
6,900
M3, Inc. (Health Care Technology) ..... 111
3,400
Makita Corp. (Machinery) ........... 111
20,771 Marubeni Corp. (Trading Companies &
Distributors) ................. 519
9,600 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 195
11,000
MEIJI Holdings Co. Ltd. (Food Products)^ 228
5,100
MINEBEA MITSUMI, Inc. (Machinery) . 96
19,410 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 112
47,520 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,135
27,790 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 715
16,500 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 380
17,900 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 148
47,070 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,235
292,982 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 4,745
36,532 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 909
38,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 424
6,100 Mitsui OSK Lines Ltd. (Marine
Transportation)^ ............... 185
36,952
Mizuho Financial Group, Inc. (Banks) ... 1,246

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
9,200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. $ 134
19,300 MS&AD Insurance Group Holdings, Inc.
(Insurance)^ ................. 438
24,600 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 468
187,493
Nakano Corp. (Construction & Engineering) 1,155
18,950
NEC Corp. (IT Services) ............. 607
4,900
Nexon Co. Ltd. (Entertainment) ....... 108
12,000
NIDEC Corp. (Electrical Equipment) .... 214
16,400
Nintendo Co. Ltd. (Entertainment) ...... 1,420
276
Nippon Building Fund, Inc. (Office REITs) 260
21,900 Nippon Paint Holdings Co. Ltd. (Chemicals)
(a) ........................ 149
2,500
Nippon Sanso Holdings Corp. (Chemicals) 89
83,500
Nippon Steel Corp. (Metals & Mining)(a) 344
7,500
Nippon Yusen KK (Marine Transportation)^ 256
35,400
Nissan Motor Co. Ltd. (Automobiles)(b) . 87
122,550
Nissan Shatai Co. Ltd. (Automobiles) ... 1,022
10,300 Nissin Foods Holdings Co. Ltd. (Food
Products)^(a) ................. 194
14,000
Nitori Holdings Co. Ltd. (Specialty Retail) 270
10,600
Nitto Denko Corp. (Chemicals) ........ 252
44,700
Nomura Holdings, Inc. (Capital Markets) . 328
7,320 Nomura Research Institute Ltd. (IT
Services) .................... 281
551,600 NTT, Inc. (Diversified Telecommunication
Services) .................... 577
11,400 Obayashi Corp. (Construction &
Engineering) ................. 188
8,800
Obic Co. Ltd. (IT Services) ........... 307
17,300 Olympus Corp. (Health Care Equipment &
Supplies) .................... 219
12,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 142
1,700
Oracle Corp. Japan (Software) ......... 174
19,400 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 468
17,300
ORIX Corp. (Financial Services) ....... 454
8,445
Osaka Gas Co. Ltd. (Gas Utilities) ...... 245
56,556
Osaka Steel Co. Ltd. (Metals & Mining) . 967
8,800
Otsuka Corp. (IT Services) ........... 184
7,900
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 420
35,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 231
34,300 Panasonic Holdings Corp. (Household
Durables) ................... 373
21,600
Rakuten Group, Inc. (Broadline Retail)(a)(b) 140
19,500 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,050
24,700 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 285
30,185
Resona Holdings, Inc. (Banks) ........ 308
7,400
Ryohin Keikaku Co. Ltd. (Broadline Retail) 147
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,800
Sanrio Co. Ltd. (Specialty Retail)^(a) .... $ 132
32,432
Sanwa Holdings Corp. (Building Products) 929
4,000
SBI Holdings, Inc. (Capital Markets) .... 174
1,300 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment)^ ................. 118
3,900
SCSK Corp. (IT Services) ............ 117
8,900 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 326
8,100 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 151
9,725
Sekisui House Ltd. (Household Durables) 221
35,990 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 484
16,800 SG Holdings Co. Ltd. (Air Freight &
Logistics)^ .................. 174
5,900 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 149
1,700
Shimano, Inc. (Leisure Products) ....... 190
24,925
Shin-Etsu Chemical Co. Ltd. (Chemicals) 818
15,900
Shionogi & Co. Ltd. (Pharmaceuticals) .. 279
9,700
Shiseido Co. Ltd. (Personal Care Products) 166
900
SMC Corp. (Machinery) ............. 277
504,640 SoftBank Corp. (Wireless
Telecommunication Services) ..... 742
14,100 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,782
13,380
Sompo Holdings, Inc. (Insurance) ...... 414
159,300 Sony Financial Group, Inc. (Financial
Services)(b) .................. 176
159,300
Sony Group Corp. (Household Durables) . 4,590
46,407 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 999
8,454
Subaru Corp. (Automobiles)^ ......... 173
16,040 Sumitomo Corp. (Trading Companies &
Distributors) ................. 465
10,720 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 306
3,500 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining)^ .................... 113
54,209 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,531
9,400
Sumitomo Mitsui Trust Group, Inc. (Banks) 273
4,400 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 194
5,400
Suntory Beverage & Food Ltd. (Beverages) 168
23,300
Suzuki Motor Corp. (Automobiles) ..... 340
275,977 Synchro Food Co. Ltd. (Interactive Media &
Services) .................... 1,118
11,100 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 136
7,000
T&D Holdings, Inc. (Insurance) ....... 171
2,550
Taisei Corp. (Construction & Engineering) 176
27,345 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 798

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
28,800 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... $ 418
19,600 Terumo Corp. (Health Care Equipment &
Supplies)(a) .................. 324
9,000
The Chiba Bank Ltd. (Banks)^ ........ 95
16,110 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 231
5,500
TIS, Inc. (IT Services) .............. 181
3,200
Toho Co. Ltd. (Entertainment) ......... 205
27,020
Tokio Marine Holdings, Inc. (Insurance) . 1,146
6,580 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 1,173
7,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 253
4,100 Tokyo Metro Co. Ltd. (Ground
Transportation)^ ............... 47
17,000
Tokyu Corp. (Ground Transportation) ... 208
3,500 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 90
19,800
Toray Industries, Inc. (Chemicals) ...... 127
2,400
Toyota Industries Corp. (Machinery) .... 270
140,000
Toyota Motor Corp. (Automobiles)(a) ... 2,699
10,200 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 283
3,000
Trend Micro, Inc. (Software) .......... 165
37,700
Unicharm Corp. (Household Products) ... 245
204,183 Wacom Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 1,131
10,900 West Japan Railway Co. (Ground
Transportation)(a) ............. 239
12,500
Yakult Honsha Co. Ltd. (Food Products) . 204
13,100
Yamaha Motor Co. Ltd. (Automobiles) .. 98
3,500 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 101
15,100
Yokohama Financial Group, Inc. (Banks) . 116
2,600 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 170
17,300
ZOZO, Inc. (Specialty Retail)(a) ....... 159
92,585
Luxembourg — 0.24%
65,910
ArcelorMittal SA (Metals & Mining) .... 2,366
3,020 CVC Capital Partners PLC (Capital
Markets)(a) .................. 53
2,096 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 152
5,957
Tenaris SA (Energy Equipment & Services) 106
2,677
Macau — 0.01%
35,460 Sands China Ltd. (Hotels, Restaurants &
Leisure) .................... 99
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico — 0.01%
3,223
Fresnillo PLC (Metals & Mining) ...... $ 102
Netherlands — 2.12%
8,737 ABN AMRO Bank N.V., Class - CV (Banks)
(a) ........................ 279
368
Adyen N.V. (Financial Services)(a)(b) ... 590
20,130
Aegon Ltd. (Insurance) .............. 161
2,566
Akzo Nobel N.V. (Chemicals) ......... 183
4,004
Argenx SE (Biotechnology)(b) ........ 2,901
693 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 416
8,507 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(a) ..... 8,269
3,643
ASR Nederland N.V. (Insurance)(a) ..... 247
1,088 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 162
2,040
Euronext N.V. (Capital Markets)(a) ..... 305
1,319
EXOR N.V. (Financial Services) ....... 129
9,310
Ferrovial SE (Construction & Engineering) 533
3,724
Heineken Holding N.V. (Beverages) .... 255
5,970
Heineken N.V. (Beverages) ........... 465
850 IMCD N.V. (Trading Companies &
Distributors)(a) ............... 88
44,646
ING Groep N.V. (Banks) ............. 1,157
8,145
JDE Peet's N.V. (Food Products) ....... 298
17,885 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 723
100,495 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 483
11,404 Koninklijke Philips N.V. (Health Care
Equipment & Supplies) ......... 308
4,890
NN Group N.V. (Insurance) ........... 344
19,229
Prosus N.V. (Broadline Retail)(a)(b) .... 1,353
7,560 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 335
1,494
Randstad N.V. (Professional Services) ... 63
29,206
Stellantis N.V. (Automobiles) ......... 270
86,989 Universal Music Group N.V.
(Entertainment) ............... 2,508
4,288
Wolters Kluwer N.V. (Professional Services) 585
23,410
New Zealand — 0.07%
25,799 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 118
12,680
Contact Energy Ltd. (Electric Utilities) .. 67
8,462 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 182
14,441
Infratil Ltd. (Industrial Conglomerates) .. 103
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 57

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
2,398
Xero Ltd. (Software)(b) ............. $ 250
777
Norway — 0.17%
4,528 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 115
13,199
DNB Bank ASA (Banks) ............ 359
11,390 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 278
4,118
Gjensidige Forsikring ASA (Insurance) .. 121
6,425 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 205
7,935
Mowi ASA (Food Products)(a) ........ 168
20,222
Norsk Hydro ASA (Metals & Mining) ... 137
16,232
Orkla ASA (Food Products) .......... 169
936
Salmar ASA (Food Products) ......... 50
11,875 Telenor ASA (Diversified
Telecommunication Services) ..... 197
2,540
Yara International ASA (Chemicals) .... 93
1,892
Poland — 0.00%
3,542
InPost SA (Air Freight & Logistics)(b) ... 43
Portugal — 0.05%
112,935 Banco Comercial Portugues SA, Class - R
(Banks)(a) ................... 100
47,249
EDP SA (Electric Utilities) ........... 223
6,012 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(a) ........... 114
4,095 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(a) ... 100
537
Singapore — 0.68%
76,338 CapitaLand Ascendas REIT (Industrial
REITs)(a) ................... 165
140,564 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 249
36,800 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 77
31,304
DBS Group Holdings Ltd. (Banks) ..... 1,242
306,800 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 175
34,713 Grab Holdings Ltd. (Ground Transportation)
(b) ........................ 209
22,800
Keppel Ltd. (Industrial Conglomerates) .. 158
49,937 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 637
17,002
Sea Ltd., ADR (Entertainment)(b) ...... 3,037
14,200
Sembcorp Industries Ltd. (Multi-Utilities) 66
22,700 Singapore Airlines Ltd. (Passenger Airlines)
(a) ........................ 115
17,300
Singapore Exchange Ltd. (Capital Markets) 222
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
29,500 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... $ 197
106,740 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 342
18,500
United Overseas Bank Ltd. (Banks) ..... 496
78,100
Wilmar International Ltd. (Food Products) 173
7,560
South Korea — 0.22%
1,590 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals)(a)(b) .............. 2,375
Spain — 0.99%
388
Acciona SA (Electric Utilities) ........ 78
3,273 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 261
13,326 Aena SME SA (Transportation
Infrastructure)(a) .............. 364
6,570 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 521
84,904 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,628
75,065
Banco de Sabadell SA (Banks) ........ 291
219,913
Banco Santander SA (Banks)(a) ....... 2,290
9,696
Bankinter SA (Banks) ............... 153
57,821
CaixaBank SA (Banks) .............. 607
7,904 Cellnex Telecom SA (Diversified
Telecommunication Services)(a) ... 274
4,960 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 65
8,787
Endesa SA (Electric Utilities) ......... 281
4,666
Grifols SA (Biotechnology) ........... 68
102,841
Iberdrola SA (Electric Utilities) ........ 1,943
15,964 Industria de Diseno Textil SA (Specialty
Retail) ...................... 880
17,656
Redeia Corp. SA (Electric Utilities) ..... 341
26,237
Repsol SA (Oil, Gas & Consumable Fuels) 464
88,761 Telefonica SA (Diversified
Telecommunication Services) ..... 459
10,968
Sweden — 1.05%
3,742 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 121
4,343
Alfa Laval AB (Machinery) .......... 198
14,640 Assa Abloy AB, Class - B (Building
Products) .................... 508
39,903
Atlas Copco AB, Class - A (Machinery) .. 674
23,205
Atlas Copco AB, Class - B (Machinery) .. 348
5,528 Beijer Ref AB (Trading Companies &
Distributors)(a) ............... 86
4,169
Boliden AB (Metals & Mining)(b) ...... 170

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
9,503
Epiroc AB, Class - A (Machinery) ...... $ 200
6,088
Epiroc AB, Class - B (Machinery) ...... 115
5,357
EQT AB (Capital Markets) ........... 185
13,208
Essity AB, Class - B (Household Products) 345
2,780 Evolution AB (Hotels, Restaurants &
Leisure)(a) .................. 228
10,408 Fastighets AB Balder, B shares (Real Estate
Management & Development)(b) .. 74
8,095 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 151
30,656 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 365
3,403 Holmen AB, B shares (Paper & Forest
Products) .................... 130
1,693 Industrivarden AB, Class - A (Financial
Services)(a) .................. 67
2,230 Industrivarden AB, Class - C (Financial
Services) .................... 88
3,932
Indutrade AB (Machinery) ........... 90
2,027 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 48
26,213
Investor AB, Class - B (Financial Services) 819
1,743 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 90
3,537 Lifco AB, Class - B (Industrial
Conglomerates) ............... 119
23,596 Nibe Industrier AB, Class - B (Building
Products) .................... 93
6,585
Saab AB, Class - B (Aerospace & Defense) 402
3,179 Sagax AB, Class - B (Real Estate
Management & Development) ..... 66
15,741
Sandvik AB (Machinery) ............ 438
11,245 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 169
24,538 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 479
5,218 Skanska AB, Class - B (Construction &
Engineering) ................. 135
4,943
SKF AB, B shares (Machinery) ........ 123
2,306
Spotify Technology SA (Entertainment)(b) 1,611
14,516 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 192
27,384 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 356
14,435
Swedbank AB, Class - A (Banks) ....... 435
6,018 Swedish Orphan Biovitrum AB
(Biotechnology)(b) ............. 184
13,991 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 239
46,165 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 382
65,442 Telia Co. AB (Diversified
Telecommunication Services)(a) ... 249
2,828
Trelleborg AB, Class - B (Machinery) ... 105
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
23,469
Volvo AB, Class - B (Machinery) ...... $ 672
11,549
Switzerland — 4.12%
23,139 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,666
30,348 Alcon AG (Health Care Equipment &
Supplies) .................... 2,259
7,453
Amrize Ltd. (Biotechnology)(b) ....... 359
1,228
Avolta AG (Specialty Retail)(b) ........ 66
1,365 Baloise Holding AG, Registered Shares
(Insurance) .................. 337
2,527 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 298
292 Barry Callebaut AG, Registered Shares
(Food Products)^(a) ............ 400
143 Belimo Holding AG, Class - R (Building
Products) .................... 149
1,294
BKW AG (Electric Utilities) .......... 276
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 602
10 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 153
20,207 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,849
6,295
Coca-Cola HBC AG (Beverages)(b) ..... 297
3,548
DSM-Firmenich AG (Chemicals) ...... 302
156
EMS-Chemie Holding AG (Chemicals) .. 111
14,215
Galderma Group AG (Pharmaceuticals)(a) 2,470
510 Geberit AG, Registered Shares (Building
Products) .................... 383
157 Givaudan SA, Registered Shares
(Chemicals) .................. 637
149,115
Glencore PLC (Metals & Mining)(a)(b) .. 685
1,198 Helvetia Holding AG, Registered Shares
(Insurance) .................. 293
7,523
Holcim AG (Construction Materials)(a)(b) 637
3,084
Julius Baer Group Ltd. (Capital Markets) . 213
693 Kuehne + Nagel International AG, Class - R
(Marine Transportation) ......... 129
2,269 Logitech International SA, Class - R
(Technology Hardware, Storage &
Peripherals) .................. 247
3,960 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(a) ..... 2,624
39,442 Nestle SA, Registered Shares (Food
Products) .................... 3,621
44,998 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,659
333 Partners Group Holding AG (Capital
Markets) .................... 432
10,354
Roche Holding AG (Pharmaceuticals) ... 3,381
6,537 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 2,236
6,167
Sandoz Group AG (Pharmaceuticals) .... 365

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
905 Schindler Holding AG, Class - PC
(Machinery) ................. $ 343
355 Schindler Holding AG, Registered Shares
(Machinery) ................. 128
4,225 SGS SA, Registered Shares (Professional
Services) .................... 438
10,865 SIG Group AG (Containers & Packaging)(a)
(b) ........................ 112
2,223
Sika AG, Registered Shares (Chemicals)(a) 495
731 Sonova Holding AG (Health Care
Equipment & Supplies)(a) ....... 199
10,092 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 283
1,670 Straumann Holding AG, Class - R (Health
Care Equipment & Supplies) ...... 178
473
Swiss Life Holding AG (Insurance) ..... 508
3,025 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 423
4,433
Swiss Re AG (Insurance) ............ 819
785 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 569
590 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 111
97,235
UBS Group AG (Capital Markets) ...... 3,972
387
VAT Group AG (Machinery)(a) ........ 153
2,373
Zurich Insurance Group AG (Insurance) .. 1,690
45,557
Taiwan — 0.21%
8,442 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 2,358
United Kingdom — 6.61%
14,317
3i Group PLC (Capital Markets) ....... 787
6,636
Admiral Group PLC (Insurance) ....... 299
16,357
Anglo American PLC (Metals & Mining) . 613
6,315 Ashtead Group PLC (Trading Companies &
Distributors) ................. 422
6,729 Associated British Foods PLC (Food
Products) .................... 186
35,713
AstraZeneca PLC (Pharmaceuticals)(a) .. 5,371
16,030 Auto Trader Group PLC (Interactive Media
& Services)(a) ................ 170
44,755
Aviva PLC (Insurance) .............. 413
137,705
BAE Systems PLC (Aerospace & Defense) 3,812
208,317
Barclays PLC (Banks)(a) ............ 1,063
19,917 Barratt Redrow PLC (Household Durables)
(a) ........................ 104
585,790
BP PLC (Oil, Gas & Consumable Fuels) . 3,354
34,633
British American Tobacco PLC (Tobacco) 1,838
106,641 BT Group PLC (Diversified
Telecommunication Services) ..... 274
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
9,763 Bunzl PLC (Trading Companies &
Distributors) ................. $ 308
112,892
Centrica PLC (Multi-Utilities)(a) ....... 253
5,053 Coca-Cola Europacific Partners PLC
(Beverages) .................. 457
88,038 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,994
36,490
Diageo PLC (Beverages) ............ 872
8,744 Entain PLC (Hotels, Restaurants & Leisure)
(a) ........................ 103
67,345
GSK PLC (Pharmaceuticals) .......... 1,426
182,342
Haleon PLC (Personal Care Products) ... 815
5,482 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 254
6,113 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 140
415,953
HSBC Holdings PLC (Banks) ......... 5,846
17,308
Imperial Brands PLC (Tobacco) ....... 735
19,029
Informa PLC (Media) ............... 235
2,748 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 331
18,128 International Consolidated Airlines Group
SA (Passenger Airlines) ......... 94
2,319
Intertek Group PLC (Professional Services) 147
61,632 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 277
40,519
JD Sports Fashion PLC (Specialty Retail) 52
33,919
Kingfisher PLC (Specialty Retail) ...... 141
10,089 Land Securities Group PLC (Diversified
REITs) ..................... 79
84,874
Legal & General Group PLC (Insurance) . 272
2,678,138
Lloyds Banking Group PLC (Banks) .... 3,018
24,488 London Stock Exchange Group PLC
(Capital Markets)(a) ............ 2,804
32,774
M&G PLC (Financial Services) ........ 112
47,614 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 233
18,497 Melrose Industries PLC (Aerospace &
Defense) .................... 151
6,343
Mondi PLC (Paper & Forest Products) ... 87
85,825
National Grid PLC (Multi-Utilities) ..... 1,232
392,217
NatWest Group PLC (Banks)(a) ....... 2,751
1,727
Next PLC (Broadline Retail) .......... 287
24,685 Pearson PLC (Diversified Consumer
Services) .................... 351
397,813
Petershill Partners PLC (Capital Markets)(a) 1,642
10,164
Phoenix Group Holdings PLC (Insurance) 88
12,160 Reckitt Benckiser Group PLC (Household
Products) .................... 935
71,638
RELX PLC (Professional Services) ..... 3,427
446,125 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 2,254
49,544
Rio Tinto PLC (Metals & Mining) ...... 3,256
124,273 Rolls-Royce Holdings PLC (Aerospace &
Defense) .................... 1,989

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
10,628
Schroders PLC (Capital Markets) ...... $ 54
18,593
Segro PLC (Industrial REITs) ......... 164
9,035
Severn Trent PLC (Water Utilities)(a) ... 314
142,830
Shell PLC (Oil, Gas & Consumable Fuels) 5,083
16,663 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 299
5,577 Smiths Group PLC (Industrial
Conglomerates) ............... 177
1,061
Spirax Group PLC (Machinery) ........ 97
21,470
SSE PLC (Electric Utilities) .......... 503
29,103
Standard Chartered PLC (Banks) ....... 562
136,909 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 820
22,929
The Sage Group PLC (Software) ....... 339
73,486
Unilever PLC (Personal Care Products) .. 4,348
22,056
United Utilities Group PLC (Water Utilities) 340
337,223 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 390
3,534 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 153
10,128
Wise PLC, Class - A (Financial Services)(b) 141
15,529
WPP PLC (Media) ................. 77
73,015
United States — 0.64%
1,507
Blackstone, Inc. (Capital Markets) ...... 257
71,615
Coupang, Inc. (Broadline Retail)(b) ..... 2,306
18,148
CRH PLC (Construction Materials) ..... 2,176
6,873 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(b) .. 1,746
1,891
KKR & Co., Inc. (Capital Markets) ..... 246
741 RB Global, Inc. (Commercial Services &
Supplies) .................... 80
3,757
The Carlyle Group, Inc. (Capital Markets) 236
7,047
Total Common Stocks (cost $337,050 ) .. 492,870
Contingent Right — 0.00%
Denmark — 0.00%
36,309 Orsted A/S CVR, 10/3/25 (Independent
Power and Renewable Electricity
Producers)^(b) ................ 36
Total Contingent Right (cost $126 ) .... 36
Investment Companies — 52.39%
International Equity Funds — 33.39%
103,199
3i Infrastructure PLC ............... 502
148,838
Aberforth Smaller Companies Trust PLC . 3,078
405,380
Abrdn UK Smaller Cos. Growth Trust PLC 2,807
972,626
Argo Investments Ltd. .............. 5,990
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
522,430
Augmentum Fintech PLC ............ $ 617
698,809
Australian Foundation Investment Co. Ltd.^ 3,319
1,071,454
AVI Japan Opportunity Trust PLC ...... 2,579
2,962,249
Baillie Gifford European Growth Trust PLC 4,123
1,590,869
Baillie Gifford Shin Nippon PLC ....... 2,862
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,770
769,700
Baillie Gifford US Growth Trust PLC ... 2,800
493,973 BlackRock Enhanced International Dividend
Trust ....................... 2,840
460,019 BlackRock Greater Europe Investment Trust
PLC ....................... 3,674
267,592 BlackRock Resources & Commodities
Strategy Trust ................ 2,721
212,930
BlackRock Smaller Cos. Trust PLC ..... 3,774
1,163,707
CC Japan Income & Growth Trust PLC .. 3,286
102,068
CT Private Equity Trust PLC .......... 642
3,846,571
European Assets Trust PLC ........... 4,831
225,926
European Opportunities Trust PLC ..... 2,841
251,955
Fidelity Emerging Markets Ltd. ........ 3,215
2,050,736
Fidelity Japan Trust PLC ............ 5,763
71,352
Finsbury Growth & Income Trust PLC ... 826
310,831
HarbourVest Global Private Equity Ltd. .. 11,975
116,341
HgCapital Trust PLC ............... 781
303,048
ICG Enterprise Trust PLC ............ 5,868
537,832
INVESCO Asia Dragon Trust PLC ..... 2,936
320,365
iShares Core MSCI EAFE ETF ........ 27,972
442
iShares MSCI EAFE ETF ............ 41
404,125
Japan Smaller Capitalization Fund, Inc. .. 4,259
1,911,770 JPMorgan Emerging Markets Investment
Trust PLC ................... 3,301
626,035
JPMorgan European Discovery Trust PLC 4,866
1,108,703
JPMorgan Japanese Investment Trust PLC 10,227
320,000 JPMorgan UK Small CAP Growth &
Income PLC ................. 1,394
163,800
Kayne Anderson Energy Infrastructure Fund 2,026
1,105,966
Mercantile Investment Trust PLC ...... 3,748
17,280
Murray Income Trust PLC ........... 208
327,718
NB Private Equity Partners Ltd. ....... 6,566
169,087 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 1,474
345,120
Oakley Capital Investments Ltd. ....... 2,590
259,901
Partners Group Private Equity Ltd. ..... 3,143
2,049,527
Polar Capital Global Financials Trust PLC 5,774
306,000
Polar Capital Global Healthcare Trust PLC 1,461
1,384,755
Schroder Japan Trust PLC ............ 5,363
4,411,045
Schroders Capital Global Innovation Trust 878
85,000
Scottish Mortgage Investment Trust PLC . 1,300
140,166
Smithson Investment Trust PLC ....... 2,891
449,538
Strategic Equity Capital PLC ......... 2,194
1,090,384 Templeton Emerging Markets Investment
Trust PLC ................... 3,196
369,408
The Baillie Gifford Japan Trust PLC .... 4,600
298,932
The Edinburgh Investment Trust PLC ... 3,216

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025 .
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
814,350
The European Smaller Cos. ........... $ 2,365
252,867
The New Germany Fund, Inc. ......... 2,923
2,525,626
The Pantheon International PLC ....... 11,666
1,143,050 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,926
413,996
Vanguard FTSE Developed Markets ETF . 24,808
1,591,010
Vanguard FTSE Europe ETF .......... 126,964
693,001
Worldwide Healthcare Trust PLC ...... 3,057
368,817
Money Market Funds — 19.00%
288,191 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 3.98%^^(e) 288
209,566,442 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.01%(e) .................... 209,566
209,854
Total Investment Companies (cost
$501,445 ) ....................... 578,671
Security Description
Value
(000)
Total Investments (cost $838,621 ) —
97.01% ..................... $ 1,071,577
Other assets in excess of liabilities —
2.99% ...................... 33,058
Net Assets - 100.00% .............. $ 1,104,635
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
September 30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ...................................................................................................... 0.22% 42.32% 2.08% — 44.62%
Contingent Right ..................................................................................................... — — — — — %
Investment Companies ............................................................................................ 17.35% 0.04% 34.99% 0.01% 52.39%
Other Assets (Liabilities) ........................................................................................ 0.15% 0.34% 2.50% — 2.99%
Total Net Assets ................................................................................................. 17.72% 42.70% 39.57% 0.01% 100.00%

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 1,709 12/19/25 $ 238,004 $ 669
$ 238,004 $ 669
Total Unrealized Appreciation ..................... $ 669
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 669
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
September
30, 2025 (%)
(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.22 $ 100,000 $ (7,647) $ (7,612) $ (35)
$ (7,647) $ (7,612) $ (35)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii)
receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
87
Shares Security Description
Value
(000)
Common Stocks — 61.65%
Australia — 0.01%
72,000
MMG Ltd. (Metals & Mining)(a)(b) .... $ 62
Bermuda — 0.01%
5,193 Ocean Wilsons Holdings Ltd.
(Transportation Infrastructure) ..... 80
Brazil — 2.55%
287,178
Ambev SA (Beverages) ............. 652
317,672 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 800
111,545
Banco Bradesco SA (Banks) .......... 319
267,278 Banco Bradesco SA, Preference Shares
(Banks)(b) ................... 888
35,932
Banco BTG Pactual SA (Capital Markets)(b) 326
117,329
Banco do Brasil SA (Banks) .......... 487
83,275
BB Seguridade Participacoes SA (Insurance) 520
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 139
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 903
16,201 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 402
225,600 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 473
36,292
Embraer SA (Aerospace & Defense) .... 548
48,811 Eneva SA (Independent Power and
Renewable Electricity Producers)(a) 152
41,307
Equatorial Energia SA (Electric Utilities) . 287
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 96
299,831 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,202
67,915
Itausa SA, Preference Shares (Banks) .... 146
23,686
JBS N.V., Class - A (Food Products)(a) .. 354
66,262
Klabin SA (Containers & Packaging) .... 225
60,615 Localiza Rent a Car SA (Ground
Transportation) ............... 449
25,808 MBRF Global Foods Co. SA (Food
Products)(b) ................. 94
80,534 Motiva Infraestrutura de Mobilidade SA
(Transportation Infrastructure) ..... 225
170,713
NU Holdings Ltd., Class - A (Banks)(a) .. 2,734
220,918 Petroleo Brasileiro SA - Petrobras (Oil, Gas
& Consumable Fuels) ........... 1,402
184,422 Petroleo Brasileiro SA - Petrobras,
Preference Shares (Oil, Gas &
Consumable Fuels) ............. 1,090
54,907 PRIO SA (Oil, Gas & Consumable Fuels)(a)
(b) ........................ 393
96,812 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 335
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services)(b) ........ 361
108,800
Rumo SA (Ground Transportation)(b) ... 327
29,429
Suzano SA (Paper & Forest Products) ... 276
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
7,990 Telefonica Brasil SA (Diversified
Telecommunication Services) ..... $ 51
56,012 TIM SA (Wireless Telecommunication
Services) .................... 247
19,480
TOTVS SA (Software)(b) ............ 168
7,244 Ultrapar Participacoes SA (Oil, Gas &
Consumable Fuels) ............. 30
180,779
Vale SA (Metals & Mining) ........... 1,957
49,658
Vibra Energia SA (Specialty Retail)(b) ... 229
91,327
WEG SA (Electrical Equipment) ....... 628
15,406
XP, Inc., Class - A (Capital Markets) .... 289
21,204
Chile — 0.30%
15,002
Banco de Credito e Inversiones SA (Banks) 664
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 54
3,279,274
Enel Americas SA (Electric Utilities) .... 331
6,563,275
Enel Chile SA (Electric Utilities) ....... 508
47,236
Falabella SA (Broadline Retail) ........ 280
15,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 351
7,088 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment)(a) . 306
2,494
China — 14.55%
53,365 360 Security Technology, Inc., Class - A
(Software) ................... 85
82,000
3SBio, Inc. (Biotechnology)(a)(b) ...... 316
41,000 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 241
1,788,000 Agricultural Bank of China Ltd., Class - H
(Banks) ..................... 1,206
75,400 Air China Ltd., Class - A (Passenger
Airlines)(a) .................. 84
35,000
Akeso, Inc. (Biotechnology)(a)(b) ...... 635
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 180
170,000 Aluminum Corp. of China Ltd., Class - H
(Metals & Mining) ............. 176
6,700 Anhui Jianghuai Automobile Group Corp.
Ltd., Class - A (Automobiles)(a) ... 51
70,200 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 843
4,672 Autohome, Inc., ADR (Interactive Media &
Services) .................... 133
3,400 Avary Holding Shenzhen Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 27
113,226 Baidu, Inc., Class - SW (Interactive Media
& Services)(a) ................ 1,938
4,671,100
Bank of China Ltd., Class - H (Banks) ... 2,557
1,072,000 Bank of Communications Co. Ltd., Class -
H (Banks) ................... 900

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... $ 338
41,700
Bank of Ningbo Co. Ltd., Class - A (Banks) 155
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 308
2,200 Beijing Compass Technology Development
Co. Ltd., Class - A (Capital Markets)
(a) ........................ 52
794 Beijing Kingsoft Office Software, Inc., Class
- A (Software) ................ 35
52,100 Beijing-Shanghai High Speed Railway
Co. Ltd., Class - A (Ground
Transportation) ............... 38
2,620
Bilibili, Inc., Class - Z (Entertainment)(a) . 76
9,449
Bilibili, Inc., ADR (Entertainment)(a) ... 265
152,000
BYD Co. Ltd. (Automobiles)(b) ....... 2,153
56,558
BYD Co. Ltd., Class - A (Automobiles) .. 868
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 250
1,212 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 226
904,000 CGN Power Co. Ltd., Class - H
(Independent Power and Renewable
Electricity Producers)(b) ......... 336
583,000 China CITIC Financial Asset Management
Co Ltd., Class - H (Capital Markets)(a)
(b),(c) ...................... 78
134,900 China Communications Services Corp.
Ltd., Class - H (Construction &
Engineering) ................. 80
5,326,350 China Construction Bank Corp., Class - H
(Banks) ..................... 5,119
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 150
800,000 China Everbright Bank Co. Ltd., Class - H
(Banks) ..................... 333
110,000
China Feihe Ltd. (Food Products)(b) .... 57
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 173
174,000 China Galaxy Securities Co. Ltd., Class - H
(Capital Markets) .............. 265
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 567
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 278
50,800 China International Capital Corp. Ltd., Class
- H (Capital Markets)(b) ......... 140
449,000 China Life Insurance Co. Ltd., Class - H
(Insurance) .................. 1,275
36,600
China Literature Ltd. (Media)(a)(b),(c) ... 186
258,000 China Longyuan Power Group Corp. Ltd.,
Class - H (Independent Power and
Renewable Electricity Producers) .. 276
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(b) ................. 243
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 442
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
187,000 China Merchants Bank Co. Ltd., Class - H
(Banks) ..................... $ 1,124
71,100 China Minsheng Banking Corp. Ltd., Class -
A (Banks) ................... 40
420,000 China National Building Material Co. Ltd.,
Class - H (Construction Materials)(b) 298
34,550 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 234
58,500 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance) ........... 289
110,200 China Pacific Insurance Group Co. Ltd.,
Class - H (Insurance) ........... 439
219,400 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 163
1,223,400 China Petroleum & Chemical Corp., Class -
H (Oil, Gas & Consumable Fuels) .. 637
156,700 China Railway Group Ltd., Class - A
(Construction & Engineering) ..... 121
26,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development)(b) .............. 141
232,000 China Shenhua Energy Co. Ltd., Class - H
(Oil, Gas & Consumable Fuels) .... 1,109
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 95
279,800 China Tower Corp. Ltd., Class - H
(Diversified Telecommunication
Services)(b) .................. 413
132,800 China Vanke Co. Ltd., Class - H (Real Estate
Management & Development)(a)(b) 95
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 374
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... 88
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 49
524,000
CITIC Ltd. (Industrial Conglomerates) ... 769
110,165 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 463
26,500 CITIC Securities Co. Ltd., Class - H
(Capital Markets) .............. 105
285,000 CMOC Group Ltd., Class - H (Metals &
Mining) ..................... 575
28,400
CNPC Capital Co. Ltd., Class - A (Banks) 42
16,640 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 940
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 68
114,430 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 231
66,300 COSCO SHIPPING Holdings Co. Ltd.,
Class - H (Marine Transportation)^ . 103
288,300
CRRC Corp. Ltd., Class - A (Machinery) . 303
68,200 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 257

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
6,400 CSPC Innovation Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... $ 41
494,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(b) ........... 595
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 199
58,490 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 223
1,100 Eastroc Beverage Group Co. Ltd., Class - A
(Beverages) .................. 47
57,700
ENN Energy Holdings Ltd. (Gas Utilities) 477
3,300 Eoptolink Technology, Inc. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 170
18,823 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 241
23,300 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 56
209,700 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 237
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ 321
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 47
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 419
17,400 Fuyao Glass Industry Group Co. Ltd., Class
- A (Automobile Components) ..... 179
6,800 Fuyao Glass Industry Group Co. Ltd., Class
- H (Automobile Components)(b) .. 68
46,100 GDS Holdings Ltd., Class - A (IT Services)
(a) ........................ 237
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)^(a) ........... 159
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 351
28,600 Giant Biogene Holding Co. Ltd. (Personal
Care Products)(b) .............. 208
2,100 GigaDevice Semiconductor, Inc., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 63
51,700 Goldwind Science & Technology Co. Ltd.,
Class - A (Electrical Equipment) ... 109
145,000
Great Wall Motor Co. Ltd. (Automobiles) 313
29,200 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 163
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 111
62 Guotai Haitong Securities Co. Ltd., Class -
A (Capital Markets) ............ —
111,008 Guotai Haitong Securities Co. Ltd., Class -
H (Capital Markets)(b) .......... 229
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 499
119,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 205
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
60,800 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... $ 216
110,800 Haier Smart Home Co. Ltd., Class - H
(Household Durables) ........... 361
34,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(b) ........... 158
136,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 446
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 108
3,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) 162
157,200
Horizon Robotics (Software)(a)(b) ...... 194
45,000 Hua Hong Semiconductor Ltd., Class - H
(Semiconductors & Semiconductor
Equipment)(a)(b) .............. 463
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 147
352,000 Huaneng Power International, Inc., Class -
H (Independent Power and Renewable
Electricity Producers)(b) ......... 245
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., Class - H
(Capital Markets)(b) ............ 156
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 383
7,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. 75
23,600
Iflytek Co. Ltd., Class - A (Software) .... 186
4,084,440 Industrial & Commercial Bank of China
Ltd., Class - H (Banks) .......... 3,012
695,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining) .. 233
69,500 Innovent Biologics, Inc. (Biotechnology)(a)
(b) ........................ 861
101,400 J&T Global Express Ltd. (Air Freight &
Logistics)(a) ................. 127
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(a)(b) . 718
69,600 JD Logistics, Inc. (Air Freight & Logistics)
(a)(b) ...................... 117
127,707
JD.com, Inc., Class - SW (Broadline Retail) 2,273
244,000 Jiangsu Expressway Co. Ltd., Class - H
(Transportation Infrastructure) ..... 283
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
18,382 Kanzhun Ltd., ADR (Interactive Media &
Services)(b) .................. 429
93,000 KE Holdings, Inc., Class - A (Real Estate
Management & Development) ..... 629
184,000 Kingdee International Software Group Co.
Ltd. (Software)(a) ............. 414
62,000
Kingsoft Corp. Ltd. (Entertainment)(b) .. 276
127,200 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 1,383

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
3,500 Kuang-Chi Technologies Co. Ltd., Class - A
(Aerospace & Defense) ......... $ 25
4,700 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 953
1,300 Laopu Gold Co. Ltd., Class - H (Textiles,
Apparel & Luxury Goods) ....... 119
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 549
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 219
64,414
Li Auto, Inc., Class - A (Automobiles)(a) . 839
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 299
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(b) .. 202
32,219 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 293
161,500 Meitu, Inc. (Interactive Media & Services)
(a)(b) ...................... 192
252,928 Meituan, Class - W (Hotels, Restaurants &
Leisure)(a)(b) ................ 3,396
20,000 Midea Group Co. Ltd., Class - H
(Household Durables) ........... 211
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail) ............. 172
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 54
1,080 NAURA Technology Group Co Ltd., Class
- A (Semiconductors & Semiconductor
Equipment) .................. 69
92,100
NetEase, Inc. (Entertainment) ......... 2,802
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 174
52,000 New China Life Insurance Co. Ltd., Class -
H (Insurance) ................. 308
76,900 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services)(a) .................. 418
101,440
NIO, Inc., Class - A (Automobiles)(a) ... 748
116,400 Nongfu Spring Co. Ltd., Class - H
(Beverages)(b) ................ 806
4,400 OmniVision Integrated Circuits Group,
Inc., Class - A (Semiconductors &
Semiconductor Equipment) ....... 93
151,600 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 172
988,000 PetroChina Co. Ltd., Class - H (Oil, Gas &
Consumable Fuels) ............. 899
330,000 PICC Property & Casualty Co. Ltd., Class -
H (Insurance) ................. 745
378,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 2,579
29,000 Pop Mart International Group Ltd.
(Specialty Retail)(b) ............ 994
3,394 Qfin Holdings, Inc., ADR (Consumer
Finance) .................... 98
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
11,100 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... $ 83
900 Rockchip Electronics Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 29
154,100 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 209
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 110
5,100 Seres Group Co. Ltd., Class - A
(Automobiles) ................ 123
12,000 Shaanxi Coal Industry Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 34
35,200 Shandong Gold Mining Co. Ltd., Class - A
(Metals & Mining) ............. 194
12,750 Shandong Gold Mining Co. Ltd., Class - H
(Metals & Mining)(b) ........... 61
55,400 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(a) ........ 73
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 26
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 184
32,640 Shanjin International Gold Co. Ltd., Class -
A (Metals & Mining) ........... 105
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(b) 382
14,400 Sichuan Changhong Electric Co. Ltd., Class
- A (Household Durables) ........ 21
19,900 Sichuan Chuantou Energy Co. Ltd., Class -
A (Independent Power and Renewable
Electricity Producers) ........... 40
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 135
1,900 Sichuan Kelun-Biotech Biopharmaceutical
Co. Ltd., Class - H (Biotechnology)(a)
(b) ........................ 125
19,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 161
106,800 Sinopharm Group Co. Ltd., Class - H
(Health Care Providers & Services) . 252
114,000 Smoore International Holdings Ltd.
(Tobacco)(b) ................. 258
18,500 Spring Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 139
11,640 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 265
38,427 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 447
15,600 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 157
1,500 Suzhou TFC Optical Communication Co.
Ltd., Class - A (Communications
Equipment) .................. 35
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(a) .......... 264

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
327,686 Tencent Holdings Ltd. (Interactive Media &
Services)(b) .................. $ 27,918
33,053 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 771
43,700 The People's Insurance Co. Group of China
Ltd., Class - A (Insurance) ....... 48
122,000 The People's Insurance Co. Group of China
Ltd., Class - H (Insurance)(b) ..... 107
32,000 Tingyi Cayman Islands Holding Corp. (Food
Products) .................... 43
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 232
14,000 Tsingtao Brewery Co. Ltd., Class - H
(Beverages) .................. 95
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 131
1,200 Verisilicon Microelectronics Shanghai
Co. Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 31
2,300 Victory Giant Technology Huizhou Co.
Ltd., Class - A (Electronic Equipment,
Instruments & Components) ...... 92
24,174 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 475
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 99
54,000 Weichai Power Co. Ltd., Class - H
(Machinery) ................. 97
44,260 Wens Foodstuff Group Co. Ltd., Class - A
(Food Products) ............... 116
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components)(a) ............... 233
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 340
22,060 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 228
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 428
11,640 WuXi AppTec Co. Ltd., Class - H (Life
Sciences Tools & Services)(b) ..... 178
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 911
10,500 WuXi XDC Cayman, Inc. (Life Sciences
Tools & Services)(a)(b) ......... 106
864,000 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 5,995
276,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment) ..... 122
64,064
XPeng, Inc., A Shares (Automobiles)(a) .. 767
100,000 Yadea Group Holdings Ltd. (Automobiles)
(b) ........................ 178
40,170 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 75
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
238,700 Yankuang Energy Group Co. Ltd., Class - H
(Oil, Gas & Consumable Fuels) .... $ 312
17,070 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 89
40,176 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(a) .......... 88
15,150 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 664
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 335
90,000 Zhaojin Mining Industry Co. Ltd., Class - H
(Metals & Mining) ............. 362
14,100 Zhejiang China Commodities City Group
Co. Ltd., Class - A (Broadline Retail) 37
415,720 Zhejiang Expressway Co. Ltd., Class - H
(Transportation Infrastructure) ..... 384
34,900 Zhejiang Leapmotor Technology Co. Ltd.,
Class - H (Automobiles)(a)(b) ..... 298
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 123
4,720 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 268
119,300 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 493
218,000 Zijin Mining Group Co. Ltd., Class - H
(Metals & Mining) ............. 913
167,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 189
57,400 ZTE Corp., Class - A (Communications
Equipment) .................. 368
12,400 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 235
121,035
Colombia — 0.09%
37,756
Grupo Cibest SA (Banks) ............ 492
17,141
Grupo Cibest SA (Banks) ............ 265
757
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR (Banks)(a)
(d) ........................ —
Czech Republic — 0.10%
1,084
CEZ A/S (Electric Utilities) .......... 67
94,203
Moneta Money Bank A/S (Banks)(b) .... 752
819
Egypt — 0.04%
174,531 Commercial International Bank - Egypt
(CIB) (Banks) ................ 369
Greece — 0.34%
137,309
Alpha Bank SA (Banks) ............. 583

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Greece (continued)
151,431 Eurobank Ergasias Services and Holdings
SA (Banks) .................. $ 583
13,686 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 259
3,059
JUMBO SA (Specialty Retail)(b) ....... 105
41,073
National Bank of Greece SA (Banks)(b) .. 596
66,610
Piraeus Financial Holdings SA (Banks)(a) 564
10,619 Public Power Corp. SA (Electric Utilities)
(b) ........................ 175
2,865
Hong Kong — 2.99%
853,918 Alibaba Group Holding Ltd., Class - W
(Broadline Retail) ............. 19,423
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a) .................... 298
853,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(b) .................. 262
21,000 C&D International Investment Group
Ltd. (Real Estate Management &
Development) ................ 48
252,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 465
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 360
15,400 China Resources Gas Group Ltd. (Gas
Utilities)(b) .................. 39
193,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 754
176,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 404
384,000 China Ruyi Holdings Ltd. (Entertainment)
(a) ........................ 147
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 143
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(b) ................ 155
57,000 Chow Tai Fook Jewellery Group Ltd.
(Specialty Retail) .............. 114
397,000
Far East Horizon Ltd. (Financial Services) 350
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 210
335,000 Geely Automobile Holdings Ltd.
(Automobiles) ................ 842
74,000 Guangdong Investment Ltd. (Water
Utilities) .................... 67
2,150 NetEase Cloud Music, Inc. (Entertainment)
(a)(b) ...................... 72
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(b) ........... $ 769
24,922
Hungary — 0.19%
33,728 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 274
10,618
OTP Bank Nyrt (Banks) ............. 918
13,037
Richter Gedeon Nyrt (Pharmaceuticals) .. 397
1,589
India — 10.41%
1,582
ABB India Ltd. (Electrical Equipment) .. 92
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(b) ............. 312
42,865 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 678
292,595 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(a) 477
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 402
15,738
APL Apollo Tubes Ltd. (Metals & Mining) 299
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services)(b) ..... 730
30,310
Ashok Leyland Ltd. (Machinery) ....... 49
25,951
Asian Paints Ltd. (Chemicals) ......... 687
5,202
AU Small Finance Bank Ltd. (Banks)(b) . 43
28,215 Aurobindo Pharma Ltd. (Pharmaceuticals)
(b) ........................ 344
13,653 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 688
142,645
Axis Bank Ltd. (Banks) ............. 1,818
5,199
Bajaj Auto Ltd. (Automobiles) ........ 508
159,290
Bajaj Finance Ltd. (Consumer Finance)(b) 1,792
33,823
Bajaj Finserv Ltd. (Financial Services)(b) 764
260 Bajaj Holdings & Investment Ltd. (Financial
Services) .................... 36
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(b) .................. 965
96,973 Bharat Heavy Electricals Ltd. (Electrical
Equipment) .................. 260
126,212 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 483
136,035 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(b) ... 2,878
104
Bosch Ltd. (Automobile Components) ... 45
1,406
Britannia Industries Ltd. (Food Products) . 95
9,630
BSE Ltd. (Capital Markets) ........... 221
55,610 CG Power & Industrial Solutions Ltd.
(Electrical Equipment)(b) ........ 464
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(a)(d) ........... 10,805
33,053 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 600
6,793
Cipla Ltd. (Pharmaceuticals)(b) ........ 115

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
151,367 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... $ 665
12,833
Cummins India Ltd. (Machinery) ....... 568
973 Divi's Laboratories Ltd. (Life Sciences Tools
& Services) .................. 62
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 262
89,577 DLF Ltd. (Real Estate Management &
Development)(b) .............. 719
55,157 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 771
12,469
Eicher Motors Ltd. (Automobiles)(b) .... 984
182,919 Eternal Ltd. (Hotels, Restaurants & Leisure)
(a)(b) ...................... 671
289,126
GAIL India Ltd. (Gas Utilities) ........ 574
2,830 Godrej Consumer Products Ltd. (Personal
Care Products) ................ 37
65,886
HCL Technologies Ltd. (IT Services) .... 1,028
537,240
HDFC Bank Ltd. (Banks) ............ 5,755
18,156 HDFC Life Insurance Co. Ltd. (Insurance)
(b) ........................ 155
3,798
Hero MotoCorp Ltd. (Automobiles)(b) ... 234
37,725 Hindalco Industries Ltd. (Metals & Mining)
(b) ........................ 324
14,132 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 756
11,096 Hindustan Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 55
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(b) ................. 1,307
284 Hitachi Energy India Ltd. (Electrical
Equipment) .................. 58
1,865
Hyundai Motor India Ltd. (Automobiles) . 54
291,051
ICICI Bank Ltd. (Banks)(b) .......... 4,419
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 352
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 128
21,414
IndusInd Bank Ltd. (Banks)(a)(b) ...... 177
26,540 Info Edge India Ltd. (Interactive Media &
Services) .................... 391
185,601
Infosys Ltd. (IT Services) ............ 3,014
15,712 InterGlobe Aviation Ltd. (Passenger
Airlines)(b) .................. 990
212,172
ITC Ltd. (Tobacco) ................. 960
5,178
Jindal Stainless Ltd. (Metals & Mining) .. 43
197,990 Jio Financial Services Ltd. (Financial
Services) .................... 654
17,235 JSW Energy Ltd. (Independent Power and
Renewable Electricity Producers)(b) 103
5,422 Jubilant Foodworks Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 38
17,767 Kalyan Jewellers India Ltd. (Textiles,
Apparel & Luxury Goods)(b) ..... 91
60,146
Kotak Mahindra Bank Ltd. (Banks)(b) ... 1,350
42,083 Larsen & Toubro Ltd. (Construction &
Engineering)(b) ............... 1,734
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
25,962 Lodha Developers Ltd. (Real Estate
Management & Development)(b) .. $ 332
52,370 Mahindra & Mahindra Ltd. (Automobiles)
(b) ........................ 2,021
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 1,224
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(b) ........ 517
2,469
Muthoot Finance Ltd. (Consumer Finance) 86
10,754
Nestle India Ltd. (Food Products) ...... 140
60,205 NHPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 59
468,093
NMDC Ltd. (Metals & Mining) ........ 403
308,209 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(b) 1,182
216,855 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 585
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 70
607 Oracle Financial Services Software Ltd.
(Software) ................... 57
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... 260
2,264
Persistent Systems Ltd. (IT Services) .... 123
54,834
Pidilite Industries Ltd. (Chemicals) ..... 907
1,602
Polycab India Ltd. (Electrical Equipment) 131
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 487
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 954
2,527 Prestige Estates Projects Ltd. (Real Estate
Management & Development) ..... 43
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering) ................. 111
84,438
REC Ltd. (Financial Services) ......... 355
332,412 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 5,107
130,845 Samvardhana Motherson International Ltd.
(Automobile Components)(b) ..... 156
30,301
SBI Life Insurance Co. Ltd. (Insurance)(b) 611
1,376 Shree Cement Ltd. (Construction Materials)
(b) ........................ 454
50,695 Shriram Finance Ltd. (Consumer Finance)
(b) ........................ 352
2,450
Siemens Ltd. (Industrial Conglomerates) . 86
793
Solar Industries India Ltd. (Chemicals) .. 119
1,907
SRF Ltd. (Chemicals) ............... 61
117,871
State Bank of India (Banks)(b) ........ 1,158
71,547 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,285
1,450
Sundaram Finance Ltd. (Consumer Finance) 72
1,146
Supreme Industries Ltd. (Chemicals) .... 54
570,140 Suzlon Energy Ltd. (Electrical Equipment)
(a)(b) ...................... 354
15,004 Swiggy Ltd. (Hotels, Restaurants & Leisure)
(a) ........................ 71
55,668 Tata Consultancy Services Ltd. (IT Services)
(b) ........................ 1,811

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
15,228 Tata Consumer Products Ltd. (Food
Products) .................... $ 194
115,265
Tata Motors Ltd. (Automobiles)(b) ..... 883
500,376
Tata Steel Ltd. (Metals & Mining) ...... 951
7,612
Tech Mahindra Ltd. (IT Services) ...... 120
22,009 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(b) ........ 179
3,560 The Phoenix Mills Ltd. (Real Estate
Management & Development)(b) .. 62
34,381
The Tata Power Co. Ltd. (Electric Utilities) 151
25,294 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 959
7,846
Torrent Power Ltd. (Electric Utilities) ... 108
11,512
Trent Ltd. (Specialty Retail) .......... 607
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 290
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 213
9,621 UltraTech Cement Ltd. (Construction
Materials) ................... 1,324
50,549
United Spirits Ltd. (Beverages) ........ 754
5,501
UPL Ltd. (Chemicals) ............... 41
51,325
Varun Beverages Ltd. (Beverages)(b) .... 256
98,222
Vedanta Ltd. (Metals & Mining) ....... 515
37,690
Vishal Mega Mart Ltd. (Broadline Retail)(a) 63
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 56
4,646
Voltas Ltd. (Construction & Engineering) . 71
2,375 WAAREE Energies Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 89
192,669
Wipro Ltd. (IT Services)(b) ........... 519
1,074,947
Yes Bank Ltd. (Banks)(a) ............ 257
86,593
Indonesia — 0.69%
347,700 PT Amman Mineral Internasional (Metals &
Mining)(a) ................... 151
1,536,300 PT Astra International Tbk (Industrial
Conglomerates) ............... 533
3,595,585
PT Bank Central Asia Tbk (Banks) ..... 1,645
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 212
4,081,400 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 955
834,404
PT Barito Pacific Tbk (Chemicals)(a) .... 188
375,000
PT Chandra Asri Pacific Tbk (Chemicals) . 174
1,080,300 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 302
41,000 PT Dian Swastatika Sentosa Tbk (Oil, Gas
& Consumable Fuels)(a) ......... 261
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(a) .................... 104
818,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 355
2,149,735
PT Kalbe Farma Tbk (Pharmaceuticals) .. 146
986,300 PT Petrindo Jaya Kreasi Tbk (Oil, Gas &
Consumable Fuels) ............. 96
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia (continued)
347,400 PT Sumber Alfaria Trijaya Tbk (Consumer
Staples Distribution & Retail) ..... $ 40
2,673,450 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(b),(c) ............... 491
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 103
5,756
Ireland (Republic of) — 0.56%
35,464 PDD Holdings, Inc., ADR (Broadline Retail)
(a) ........................ 4,687
Korea, Republic of — 0.42%
2,173
Alteogen, Inc. (Biotechnology)(a) ...... 710
1,911
Hanjin Kal Corp. (Passenger Airlines) ... 137
2,645 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 182
2,047 Hanwha Systems Co. Ltd. (Aerospace &
Defense) .................... 87
1,321 HD Hyundai Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 146
1,410 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 585
1,025 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 376
893
HYBE Co. Ltd. (Entertainment)(a) ..... 169
3,677
Hyundai Rotem Co. Ltd. (Machinery) ... 574
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... 279
180
Samyang Foods Co. Ltd. (Food Products) 196
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 55
3,496
Kuwait — 0.41%
374,747
Boubyan Bank KSCP (Banks) ......... 868
559,444
Kuwait Finance House KSCP (Banks) ... 1,455
61,329 Mabanee Co. KPSC (Real Estate
Management & Development) ..... 198
222,384
National Bank of Kuwait SAKP (Banks) . 773
112,614
Warba Bank KSCP (Banks)(a) ......... 105
3,399
Luxembourg — 0.02%
2,313
Reinet Investments SCA (Capital Markets) 68
9,796 Zabka Group SA (Consumer Staples
Distribution & Retail)(a) ......... 63
131
Malaysia — 0.70%
241,900
AMMB Holdings Berhad (Banks) ...... 325
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 53

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
35,900
CIMB Group Holdings Berhad (Banks)(b) $ 63
49,626 Gamuda Berhad (Construction &
Engineering) ................. 65
288,600 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 518
616,100
IOI Corp. Berhad (Food Products) ...... 579
378,796
Malayan Banking Berhad (Banks) ...... 893
221,100 Maxis Berhad (Wireless Telecommunication
Services)(b) .................. 190
15,300
Petronas Gas Berhad (Gas Utilities) ..... 67
396,800 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(b) ........... 558
983,500
Public Bank Berhad (Banks) .......... 1,012
792,700
QL Resources Berhad (Food Products) ... 818
395,000
SD Guthrie Berhad (Food Products) ..... 490
133,500
YTL Corp. Berhad (Multi-Utilities) ..... 88
92,280 YTL Power International Berhad (Multi-
Utilities) .................... 92
5,811
Mexico — 1.29%
102,503 Alfa SAB de CV, Class - A (Industrial
Conglomerates) ............... 82
968,501 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 1,014
880,943
Cemex SAB de CV (Construction Materials) 789
56,133
Coca-Cola Femsa SAB de CV (Beverages) 466
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(b) .......... 230
120,119 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,185
3,542 Grupo Aeroportuario del Centro Norte SAB
de CV (Transportation Infrastructure) 46
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 467
15,545 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 502
131,217 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 466
8,482 Grupo Carso SAB de CV, Series A1, Class -
A1 (Industrial Conglomerates) .... 61
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,531
245,948 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 2,146
13,071 Industrias Penoles SAB de CV (Metals &
Mining)(a) ................... 584
298,041 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 631
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(b) ........... 231
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico (continued)
94,863 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... $ 293
10,724
Netherlands — 0.28%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a)(b) 338
28,474
Prosus N.V. (Broadline Retail)(a)(b) .... 2,004
2,342
Peru — 0.16%
11,279 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 274
4,065
Credicorp Ltd. (Banks) .............. 1,083
1,357
Philippines — 0.22%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(b) ............ 224
31,750 International Container Terminal Services,
Inc. (Transportation Infrastructure)(b) 257
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 83
503,283
Metropolitan Bank & Trust Co. (Banks) .. 589
13,195 PLDT, Inc. (Wireless Telecommunication
Services) .................... 249
35,763 SM Investments Corp. (Industrial
Conglomerates) ............... 452
1,854
Poland — 0.56%
31,442
Allegro.eu SA (Broadline Retail)(a)(b) ... 308
14,812
Bank Polska Kasa Opieki SA (Banks)(b) . 712
421 Budimex SA (Construction & Engineering)
(b) ........................ 59
3,242 CCC SA (Textiles, Apparel & Luxury
Goods)(a) ................... 162
3,287
CD Projekt SA (Entertainment) ........ 245
24,800 Dino Polska SA (Consumer Staples
Distribution & Retail)(a)(b) ...... 299
3,670 KGHM Polska Miedz SA (Metals &
Mining)(a) ................... 162
50
LPP SA (Textiles, Apparel & Luxury Goods) 243
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 678
41,741 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(a) ........... 123
54,744 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,063
42,138 Powszechny Zaklad Ubezpieczen SA
(Insurance)(b) ................ 630
4,684
Qatar — 0.44%
548,684
Al Rayan Bank (Banks) ............. 359

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Qatar (continued)
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... $ 161
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 66
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 501
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 166
140,239
Qatar Islamic Bank QPSC (Banks) ..... 921
210,401
Qatar National Bank QPSC (Banks) ..... 1,073
328,171
The Commercial Bank PSQC (Banks) ... 414
3,661
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(a)(d) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(a)(d) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(d) .................. —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(a)(d) .................. —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(a)(d) .......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(a)(d) .................. —
37,340
Polyus PJSC (Metals & Mining)(a)(d) ... —
357,956
Sberbank of Russia PJSC (Banks)(a)(d) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(a)
(d) ........................ —
38,369 Solidcore Resources PLC (Metals &
Mining)(a)(d) ................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(a)(d) .................. —
162,920
VTB Bank PJSC (Banks)(a)(d) ........ —
—
Saudi Arabia — 1.95%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers)(a) 452
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 34
104,959
Al Rajhi Bank (Banks) .............. 2,999
1,557 Al Rajhi Co. for Co-operative Insurance
(Insurance)(a) ................ 50
60,828
Alinma Bank (Banks) ............... 435
21,681
Almarai Co. JSC (Food Products) ...... 291
39,306
Bank AlBilad (Banks) ............... 302
109,341
Banque Saudi Fransi (Banks) ......... 520
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 300
1,396 Dallah Healthcare Co. (Health Care
Providers & Services) ........... 56
63,734 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(a) .............. 339
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... $ 330
1,587
Elm Co. (IT Services) ............... 379
10,430 Etihad Etisalat Co. (Wireless
Telecommunication Services) ..... 188
27,800 Jabal Omar Development Co. (Hotels,
Restaurants & Leisure)(a) ........ 144
13,316
Jarir Marketing Co. (Specialty Retail) ... 50
2,884 Makkah Construction & Development
Co. (Real Estate Management &
Development) ................ 69
90,244
Riyad Bank (Banks) ................ 655
19,058
SABIC Agri-Nutrients Co. (Chemicals) .. 606
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 253
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 129
73,592 Saudi Arabian Mining Co. (Metals &
Mining)(a) ................... 1,256
223,723 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels)(b) .......... 1,469
67,673
Saudi Awwal Bank (Banks)(b) ......... 579
49,889
Saudi Basic Industries Corp. (Chemicals) . 819
1,130
Saudi Research & Media Group (Media)(a) 55
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 299
107,857 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,268
7,563 The Co. for Cooperative Insurance
(Insurance) .................. 274
155,468
The Saudi National Bank (Banks) ...... 1,624
16,224
Singapore — 0.28%
30,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure) .................... 2,344
South Africa — 1.84%
43,142
Absa Group Ltd. (Banks) ............ 453
33,177 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 831
31,869 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 391
5,363
Capitec Bank Holdings Ltd. (Banks) .... 1,079
1,981 Clicks Group Ltd. (Consumer Staples
Distribution & Retail)(b) ........ 40
45,796
Discovery Ltd. (Insurance)(b) ......... 523
6,295
E Media Holdings Ltd. (Media) ........ 1
275,980
FirstRand Ltd. (Financial Services) ..... 1,242
49,698
Gold Fields Ltd. (Metals & Mining)(b) .. 2,099
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 470
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 622

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
85,707 MTN Group Ltd. (Wireless
Telecommunication Services)(b) ... $ 720
8,936
Naspers Ltd., Class - N (Broadline Retail)(a) 3,237
20,893
Nedbank Group Ltd. (Banks)(b) ....... 258
144,156
Old Mutual Ltd. (Insurance) .......... 111
179,200
Pepkor Holdings Ltd. (Specialty Retail)(b) 252
15,002
Remgro Ltd. (Financial Services) ...... 146
34,236
Sanlam Ltd. (Insurance)(b) ........... 166
30,208
Sasol Ltd. (Chemicals)(a) ............ 188
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 156
112,392 Sibanye Stillwater Ltd. (Metals & Mining)
(a) ........................ 321
75,166
Standard Bank Group Ltd. (Banks) ..... 1,029
13,501
Valterra Platinum Ltd. (Metals & Mining) 966
15,301
South Korea — 6.50%
1,887 Amorepacific Corp. (Personal Care
Products) .................... 165
9,066
Celltrion, Inc. (Biotechnology)(b) ...... 1,121
4,758
Coway Co. Ltd. (Household Durables) ... 334
4,146
DB Insurance Co. Ltd. (Insurance)(b) ... 409
300
Doosan Co. Ltd. (Industrial Conglomerates) 116
24,635 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 1,101
2,690 Ecopro BM Co. Ltd. (Electrical Equipment)
(a) ........................ 217
5,774
Ecopro Co. Ltd. (Chemicals) .......... 195
14,221
Hana Financial Group, Inc. (Banks) ..... 884
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 80
1,801 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 1,421
5,835 Hanwha Ocean Co. Ltd. (Machinery)(a)
(b),(c) ...................... 459
2,667 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 781
6,763 HLB, Inc. (Health Care Equipment &
Supplies)(a) .................. 183
15,344
HMM Co. Ltd. (Marine Transportation) .. 219
218 Hyosung Heavy Industries Corp. (Electrical
Equipment) .................. 208
941 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 111
3,431 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 730
5,485
Hyundai Motor Co. (Automobiles) ..... 841
2,371 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 276
2,956 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 351
11,325
Industrial Bank of Korea (Banks) ...... 157
15,587 Kakao Corp. (Interactive Media & Services)
(b) ........................ 662
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
11,697
KakaoBank Corp. (Banks) ........... $ 198
20,423
KB Financial Group, Inc. (Banks) ...... 1,682
12,842
Kia Corp. (Automobiles) ............ 922
2,874 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 221
18,803 Korea Electric Power Corp. (Electric
Utilities) .................... 483
947 Korea Investment Holdings Co. Ltd.
(Capital Markets) .............. 98
214
Korea Zinc Co. Ltd. (Metals & Mining) .. 141
1,583
Krafton, Inc. (Entertainment)(a) ....... 330
5,939
KT&G Corp. (Tobacco)(b) ........... 566
6,025
LG Chem Ltd. (Chemicals) ........... 1,194
6,747
LG Corp. (Industrial Conglomerates)(b) .. 346
24,801 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(a) .... 255
4,131
LG Electronics, Inc. (Household Durables) 223
2,532 LG Energy Solution Ltd. (Electrical
Equipment)(a) ................ 627
907
LG H&H Co. Ltd. (Personal Care Products) 185
564 LIG Nex1 Co. Ltd. (Aerospace & Defense)
(b) ........................ 206
1,014
LS Electric Co. Ltd. (Electrical Equipment) 206
21,082 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 321
6,766 NAVER Corp. (Interactive Media &
Services) .................... 1,295
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment)(a) ................ 184
3,634
POSCO Holdings, Inc. (Metals & Mining) 715
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... 112
1,124 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(a)(b) ......... 799
17,730 Samsung C&T Corp. (Industrial
Conglomerates) ............... 2,333
3,398 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 469
241,139 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 14,421
40,397 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 1,912
1,973 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 635
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(a) ............... 687
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 530
2,866 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 419
948
Samsung SDS Co. Ltd. (IT Services) .... 111
25,667
Shinhan Financial Group Co. Ltd. (Banks) 1,295
27,759 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 6,875

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
3,807 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. $ 273
5,755 SK Square Co. Ltd. (Industrial
Conglomerates)(a) ............. 827
3,503
SK, Inc. (Industrial Conglomerates) ..... 525
10,357
Woori Financial Group, Inc. (Banks) .... 192
3,195
Yuhan Corp. (Pharmaceuticals) ........ 271
54,105
Taiwan — 11.59%
23,000 Accton Technology Corp. (Communications
Equipment) .................. 789
96,000 Acer, Inc. (Technology Hardware, Storage &
Peripherals) .................. 98
6,000 Advantech Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 63
9,904
Airtac International Group (Machinery) .. 245
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 455
196,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,059
367,971 Asia Cement Corp. (Construction Materials)
(b) ........................ 461
17,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 547
39,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 859
55,000 Caliway Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a) ........... 335
51,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 305
249,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 536
32,640 Chailease Holding Co. Ltd. (Financial
Services) .................... 119
200,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 247
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,227
322,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 342
621,000 CTBC Financial Holding Co. Ltd. (Banks)
(b) ........................ 874
107,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 2,999
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 308
151,500
E.Sun Financial Holding Co. Ltd. (Banks) 166
23,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 331
15,000 Elite Material Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 603
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
4,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... $ 265
32,000
Eva Airways Corp. (Passenger Airlines) .. 40
62,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 364
252,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(b) .................. 731
25,000 Feng TAY Enterprise Co. Ltd. (Textiles,
Apparel & Luxury Goods) ....... 101
176,300
First Financial Holding Co. Ltd. (Banks) . 173
74,000 Formosa Chemicals & Fibre Corp.
(Chemicals) .................. 72
91,000
Formosa Plastics Corp. (Chemicals) ..... 115
8,800 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 168
530,997 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,539
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 285
5,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 220
24,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 367
637,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 4,515
11,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 214
99,990 Hua Nan Financial Holdings Co. Ltd.
(Banks) ..................... 97
493,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 233
12,000 International Games System Co. Ltd.
(Entertainment) ............... 310
150,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 225
6,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 475
1,448,340
KGI Financial Holding Co. Ltd. (Insurance) 711
3,000 King Slide Works Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 324
6,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 463
137,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 779
4,000 Lotes Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 203
78,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,408
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,489
213,000
Nan Ya Plastics Corp. (Chemicals) ...... 276
4,000 Nien Made Enterprise Co. Ltd. (Household
Durables) ................... 56
39,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 546

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
151,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... $ 351
14,426
PharmaEssentia Corp. (Biotechnology) .. 244
140,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,333
18,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 325
447,424 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 367
138,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 288
77,250 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 62
197,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 705
1,256,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 53,796
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 532
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 649
1,154,104
TS Financial Holding Co. Ltd. (Banks) .. 682
77,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 383
64,000 Uni-President Enterprises Corp. (Food
Products) .................... 165
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 748
58,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 194
4,000 Voltronic Power Technology Corp.
(Electrical Equipment) .......... 122
15,000
Wan Hai Lines Ltd. (Marine Transportation) 37
151,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 696
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(b) ........ 653
138,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 300
109,212 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 609
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 162
984,088 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,126
27,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 147
96,408
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand — 0.59%
77,700 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... $ 698
379,300 Airports of Thailand PCL, Class - F
(Transportation Infrastructure) ..... 474
117,800 Bangkok Dusit Medical Services PCL -
NVDR (Health Care Providers &
Services) .................... 75
23,100 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 125
44,100 Charoen Pokphand Foods PCL - NVDR
(Food Products) ............... 30
76,200 CP ALL PCL - NVDR (Consumer Staples
Distribution & Retail) ........... 111
41,000 CP AXTRA PCL - NVDR, Class - R
(Consumer Staples Distribution &
Retail) ...................... 28
161,300 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 789
263,202 Gulf Development PCL, Class - F
(Independent Power and Renewable
Electricity Producers)(a) ......... 353
29,803 Gulf Development PCL - NVDR, Class - R
(Independent Power and Renewable
Electricity Producers)(a) ......... 40
729,900
Krung Thai Bank PCL, Class - F (Banks) . 559
531,400 Minor International PCL, Class - F (Hotels,
Restaurants & Leisure) .......... 379
145,075 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 517
260,400 PTT PCL - NVDR (Oil, Gas & Consumable
Fuels) ...................... 267
56,900
SCB X PCL (Banks) ................ 226
19,800 The Siam Cement PCL - NVDR
(Construction Materials) ......... 141
362,200 True Corp. PCL - NVDR, Class - R
(Diversified Telecommunication
Services)(a) .................. 116
4,928
Turkey — 0.29%
159,726
Akbank TAS (Banks) ............... 241
97,559 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 504
30,920 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 402
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 223
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(a) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 155
22,507
Turk Hava Yollari AO (Passenger Airlines) 171
77,984 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 184

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Turkey (continued)
71,086 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. $ 319
239,232
Yapi ve Kredi Bankasi A/S (Banks)(a) ... 195
2,394
United Arab Emirates — 0.83%
262,325
Abu Dhabi Commercial Bank PJSC (Banks) 1,041
12,394
Abu Dhabi Islamic Bank PJSC (Banks) .. 73
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(b) ....... 163
69,985 ADNOC Drilling Co. PJSC (Energy
Equipment & Services)(b) ....... 107
101,455 Adnoc Gas PLC (Energy Equipment &
Services)(b) .................. 98
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 490
212,022 Americana Restaurants International PLC
- Foreign Co. (Hotels, Restaurants &
Leisure) .................... 114
59,352 Dubai Electricity & Water Authority PJSC
(Multi-Utilities) ............... 44
409,116
Dubai Islamic Bank PJSC (Banks) ...... 1,067
18,350 Emaar Development PJSC (Real Estate
Management & Development) ..... 67
311,686 Emaar Properties PJSC (Real Estate
Management & Development) ..... 1,107
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 958
296,965
First Abu Dhabi Bank PJSC (Banks) .... 1,266
182,605 Multiply Group PJSC (Industrial
Conglomerates)(a) ............. 145
122,403 Salik Co. PJSC (Transportation
Infrastructure) ................ 200
6,940
United Kingdom — 0.24%
25,078
Anglogold Ashanti PLC (Metals & Mining) 1,763
3,542 Metlen Energy & Metals PLC (Energy
Equipment & Services)(a) ........ 198
1,961
United States — 0.21%
40,100 BeOne Medicines Ltd., Class - H
(Biotechnology)(a) ............. 1,057
4,494 Legend Biotech Corp., ADR
(Biotechnology)(a) ............. 147
4,755
Southern Copper Corp. (Metals & Mining) 577
1,781
Total Common Stocks (cost $333,095 ) .. 513,077
Shares Security Description
Value
(000)
Preferred Stock — 0.00%
India — 0.00%
22,008
TVS Motor Co. Ltd. ,6.00% (Automobiles) $ 2
Total Preferred Stock (cost $2 ) ....... 2
Warrant — 0.00%
Malaysia — 0.00%
26,700
YTL Corp. Berhad, (Multi-Utilities)(a) .. 10
Total Warrant (cost $— ) ............ 10
Investment Companies — 37.97%
International Equity Funds — 34.19%
698,123
Aberdeen Asia Focus PLC ........... 3,389
421,975 abrdn Emerging Markets ex China Fund,
Inc. ........................ 2,734
190,993
Abrdn New India Investment Trust PLC .. 1,962
443,040
Baillie Gifford China Growth Trust PLC . 1,900
39,266 Barings Emerging EMEA Opportunities
PLC ....................... 420
617,169
BlackRock Frontiers Investment Trust PLC 1,394
170,851 BlackRock Latin American Investment Trust
PLC ....................... 868
187,000
Fidelity Asian Values PLC ........... 1,479
665,296
Fidelity China Special Situations PLC ... 2,943
382,163
Fidelity Emerging Markets Ltd. ........ 4,877
386,000
INVESCO Asia Dragon Trust PLC ..... 2,107
812,850
iShares Core MSCI Emerging Markets ETF 53,583
279,700
iShares MSCI India ETF ............. 14,561
5,775
iShares MSCI South Korea ETF ....... 463
27,963
iShares MSCI Taiwan ETF ........... 1,779
93,007
JPMorgan Asia Growth & Income PLC .. 543
446,770
JPMorgan China Growth & Income ..... 1,838
2,761,481 JPMorgan Emerging Markets Investment
Trust PLC ................... 4,768
47,711
JPMorgan India Growth & Income PLC .. 648
420,069
Mobius Investment Trust PLC ......... 816
98,002
Morgan Stanley China A Share Fund, Inc. 1,632
7,302
Morgan Stanley India Investment Fund, Inc. 192
266,550
Pacific Assets Trust PLC ............. 1,262
212,796
Pacific Horizon Investment Trust PLC ... 2,123
583,348
Schroder AsiaPacific Fund PLC ........ 5,044
131,290 Scottish Oriental Smaller Companies Trust
PLC ....................... 494
286,799
Templeton Dragon Fund, Inc. ......... 3,341
107,673
Templeton Emerging Markets Fund ..... 1,802
4,700,705 Templeton Emerging Markets Investment
Trust PLC ................... 13,780
162,702
The China Fund, Inc. ............... 3,003
31,229
The India Fund, Inc. ................ 458
72,541
The Korea Fund, Inc. ............... 2,219
39,015
The Mexico Equity and Income Fund, Inc. 463
110,082
The Mexico Fund, Inc. .............. 2,169

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
104,869
The Taiwan Fund, Inc. .............. $ 5,676
892,657
The Utilico Emerging Markets Trust PLC . 3,061
1,071,160
Vanguard FTSE Emerging Markets ETF . 58,035
115,709
Vietnam Enterprise Investments Ltd. .... 1,159
246,979
VinaCapital Vietnam Opportunity Fund Ltd. 1,617
159,777
Weiss Korea Opportunity Fund Ltd. ..... 329
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... 73,637
284,568
International Fixed Income — 0.29%
272,515
Aberdeen Asian Income Fund Ltd. ...... 920
695,520 JPMorgan Global Emerging Markets Income
Trust PLC ................... 1,473
2,393
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds — 3.49%
29,086,009 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.01%(e) .................... $ 29,087
29,087
Total Investment Companies (cost
$253,008 ) ....................... 316,048
Total Investments (cost $586,105 ) —
99.62% ..................... 829,137
Other assets in excess of liabilities —
0.38% ...................... 3,187
Net Assets - 100.00% .............. $ 832,324
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025 .
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 0.67% 60.98% — 61.65%
Preferred Stock ................................................................................................................................. — — — — %
Warrant ............................................................................................................................................. — — — — %
Investment Companies ..................................................................................................................... 10.47% 0.10% 27.40% 37.97%
Other Assets (Liabilities) ................................................................................................................. 0.16% -0.04% 0.26% 0.38%
Total Net Assets .......................................................................................................................... 11.30% 61.04% 27.66% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future ..................... 486 12/19/25 $ 33,041 $ 351
$ 33,041 $ 351
Total Unrealized Appreciation ..................... $ 351
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 351
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
103
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.16%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 14
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 6/15/28 @
100.00 ................................................... 4.84 3/15/29 31
10 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.69 2/18/31 10
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class - A4, Callable 4/15/28
@ 100.00 ................................................ 4.83 11/15/29 25
20 Verizon Master Trust, Series 2025-1, Class - A, Callable 1/20/28 @ 100.00 ...... 4.71 1/21/31 20
25 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 26
Total Asset Backed Securities (cost $161) ............................ 161
Collateralized Mortgage-Backed Securities — 0.59%
20 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 19
25 BANK, Series 2022-BNK41, Class - A4 .............................. 3.92(a) 4/15/65 24
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 17
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 10
25 Benchmark Mortgage Trust, Series 2024-V11, Class - AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 26
25 BMO Mortgage Trust, Series 2025-C11, Class - A5, Callable 2/15/35 @ 100.00 .. 5.69 2/15/58 27
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
— COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 —
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.36(a) 10/25/30 9
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
16 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 3.09(a) 12/25/27 15
15 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 14
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
24 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.47(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 18
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class -
A2 ..................................................... 1.38 7/25/30 22
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 16
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 23
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 8
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 50
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 19
19 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class -
A1 ..................................................... 4.13 10/25/34 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 25
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 24
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 25
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 25
Total Collateralized Mortgage-Backed Securities (cost $643) ............. 607
U.S. Government Agency Mortgages — 10.02%
12 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 11
18 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 15
39 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 30
36 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 28
17 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 13
18 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 14
17 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 13
16 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 14
13 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 12
17 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 15
33 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 29
18 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 15
19 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 14
17 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 14
35 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 28
36 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 29
26 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 24
38 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 31
18 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 15
15 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 14
18 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 15
36 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 30
15 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 13
37 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 30
16 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 13
36 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 30
16 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 13
19 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 16
28 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 25
17 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 16
18 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 15
17 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 13
18 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 14
23 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 19
19 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 16
34 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 28
35 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 28
18 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 14
34 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 27
17 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 14
18 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 14
34 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 28
29 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 27

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 19 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 $ 15
14 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 13
19 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 16
31 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 26
20 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 18
3 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 3
16 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 13
16 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
34 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 28
10 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 10
19 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 15
40 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 32
40 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 32
25 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 22
20 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 16
18 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 14
32 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 26
18 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 15
20 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 16
34 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 28
19 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 15
19 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 16
12 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 10
5 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 5
4 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
13 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 11
6 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
11 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 9
13 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 11
6 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 6
18 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 15
13 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 11
19 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 16
20 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 17
8 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 8
20 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 17
19 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 16
11 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 10
4 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 4
15 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 13
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 5
5 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
18 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
17 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 15
18 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 15
18 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 15
18 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 15
18 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 15
17 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 15
3 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 3
21 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 17
11 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 10
34 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 29
14 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 12
10 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9
7 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 7
5 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 $ 9
8 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 8
14 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 12
19 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 16
13 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 11
19 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 16
25 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 22
19 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 17
17 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 15
18 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 15
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
20 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 17
19 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 17
23 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 21
8 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 7
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 4
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
20 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 18
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
6 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 6
10 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 9
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 4
5 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
4 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
4 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
5 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
11 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 10
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
5 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
6 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 6
7 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 6
8 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 7
7 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 6
9 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 8
— Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 —
22 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 20
11 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 10
5 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
5 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 5
5 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 5
16 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 15
8 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
8 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 7
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
3 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 3
7 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
8 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
12 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 10
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 4
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
15 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 14
9 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 9
5 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 $ 6
9 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
19 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 18
8 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 7
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
18 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 16
3 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 3
22 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
19 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 17
20 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 17
4 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
11 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 10
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
4 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
5 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
3 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 5
8 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 7
7 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
3 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 3
4 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 2
4 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
— Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 —
2 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
21 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 19
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
5 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
10 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 9
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 5
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 3
7 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 7
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 7
6 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 4
5 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
2 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 2
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
6 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 3
2 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
5 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
21 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 20
3 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 3
3 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 3
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
2 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
4 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 4
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
11 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 10
39 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 36
21 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 $ 2
3 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 3
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
7 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
5 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 5
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 2
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
7 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
4 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 4
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
2 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 1
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 2
12 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 12
2 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 5
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 3
9 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 8
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
6 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 2
7 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 7
24 Fannie Mae, Pool #MA5643 ....................................... 4.00 3/1/55 23
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 6
1 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 1
7 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7
22 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 21
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
2 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
2 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 2
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
20 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 19
7 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
3 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 3
5 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 5
4 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 4
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
8 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
3 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 3
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
2 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 2
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
8 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 8
38 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 37
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 $ 4
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
13 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 13
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
1 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 1
9 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 9
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
17 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 17
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
2 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 2
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
19 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 19
24 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 24
21 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 21
6 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 6
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
13 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 13
3 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 3
24 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 23
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
22 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 22
23 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 23
21 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 21
20 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 21
22 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 23
24 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 25
20 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 21
19 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 19
24 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 24
39 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 40
20 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 21
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
21 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 22
24 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 25
22 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 22
24 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 25
24 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 25
19 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 19
21 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 22
19 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 19
23 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 24
8 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 8
19 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 20
19 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 19
20 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 21
31 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 32
20 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 20
37 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 38
22 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 23
23 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 24
50 Fannie Mae, 15 YR TBA ......................................... 1.50 10/25/40 45
25 Fannie Mae, 15 YR TBA ......................................... 4.00 10/25/40 25
25 Fannie Mae, 15 YR TBA ......................................... 4.50 10/25/40 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 10/25/40 25
25 Fannie Mae, 15 YR TBA ......................................... 5.50 10/25/40 26
25 Fannie Mae, 30 YR TBA ......................................... 1.50 10/25/55 19
50 Fannie Mae, 30 YR TBA ......................................... 2.00 10/25/55 40
25 Fannie Mae, 30 YR TBA ......................................... 2.50 10/25/55 21
25 Fannie Mae, 30 YR TBA ......................................... 3.00 10/25/55 22

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 50 Fannie Mae, 30 YR TBA ......................................... 3.50 10/25/55 $ 45
25 Fannie Mae, 30 YR TBA ......................................... 4.00 10/25/55 24
50 Fannie Mae, 30 YR TBA ......................................... 4.50 10/25/55 47
25 Fannie Mae, 30 YR TBA ......................................... 5.00 10/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 5.50 11/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 5.50 10/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 11/25/55 26
75 Fannie Mae, 30 YR TBA ......................................... 6.00 10/25/55 76
25 Fannie Mae, 30 YR TBA ......................................... 6.50 11/25/55 26
50 Fannie Mae, 30 YR TBA ......................................... 6.50 10/25/55 51
50 Fannie Mae, 30 YR TBA ......................................... 7.00 10/25/55 51
13 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 12
18 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 15
14 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 13
37 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 29
38 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 30
17 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 16
17 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 15
20 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 17
37 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 30
36 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 29
15 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 14
18 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 15
35 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 29
19 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 15
17 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 14
18 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 14
16 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 13
33 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 27
19 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 16
20 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 16
41 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 33
15 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 14
16 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
17 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 15
37 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 30
17 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 14
20 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 16
18 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 15
31 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 29
18 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 15
15 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 13
24 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 22
40 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 33
34 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 28
15 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 13
19 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 15
10 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 9
20 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 16
38 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 31
41 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 33
18 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 15
35 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 28
18 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 15
39 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 32
36 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 29
14 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 13
12 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 11
20 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 12 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 $ 11
14 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 12
17 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 14
14 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 12
35 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 30
17 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 15
16 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 15
27 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 23
11 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 10
20 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 17
27 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 23
13 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 11
11 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 9
13 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 11
26 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 22
39 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 33
16 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 14
18 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 15
17 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 15
38 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 32
19 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 16
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 5
20 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 17
9 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 8
19 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 16
18 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 15
40 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 34
13 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
14 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 12
19 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 16
19 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
5 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 4
40 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 34
13 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 11
33 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 28
18 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 16
21 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
18 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 15
18 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 16
10 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 9
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
19 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 18
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
19 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 17
5 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 5
32 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 28
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 4
8 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 7
28 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 26
12 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 11
9 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 8
10 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 9
11 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 10
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
7 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 6
13 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 12
5 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
3 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 $ 6
5 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 5
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
20 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 18
5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
12 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 11
9 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 9
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 6
3 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 5
2 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2
19 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 18
21 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 20
6 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
11 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 11
6 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
2 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
6 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 6
43 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 40
5 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 5
2 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
42 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 39
20 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 20
43 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 41
21 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 20
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
22 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 21
24 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 23
22 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 22
22 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 22
24 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 24
43 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 43
21 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 21
24 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 24
22 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 22
21 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 21
20 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 20
24 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 23
5 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 5
20 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 20
24 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 25
19 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 20
21 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 21
42 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 43
23 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 23
22 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 22
24 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 25
22 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 23
23 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 23
24 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 25
23 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 23
22 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 22
21 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 22
20 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 20

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 $ 20
24 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 24
21 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 21
18 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 19
24 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 25
18 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 19
22 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 23
19 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 20
19 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 19
19 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 20
21 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 22
39 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 39
20 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 21
16 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 16
19 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 20
29 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 30
15 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 15
6 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 5
4 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 4
5 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 5
5 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 5
3 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 3
4 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 4
10 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
7 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 6
4 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 4
1 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 1
13 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 12
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
14 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
6 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 5
13 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 12
— Freddie Mac Gold, Pool #J14069 .................................... 3.50 1/1/26 —
6 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 6
6 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 6
6 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 6
4 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 4
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
6 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 5
3 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 3
5 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
4 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 4
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 4
3 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 3
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 6
7 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 7
3 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 3
4 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
4 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
7 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 7
8 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 8
3 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 3
10 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 10
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
3 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 3
3 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 3
12 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 12

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 $ 6
7 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 7
3 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 3
6 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 7
9 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 10
7 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 7
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
16 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 13
19 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 16
18 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 15
19 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 16
19 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 16
19 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 16
37 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 30
31 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 26
16 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 14
34 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 28
17 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 14
19 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 16
15 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 12
15 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 12
17 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 14
28 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 23
19 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 15
28 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 23
26 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 23
8 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 7
17 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 15
19 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 16
6 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 5
20 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 18
3 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
29 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 25
15 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 13
34 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 29
11 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 10
19 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 16
36 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 31
3 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
15 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 13
12 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 10
35 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 31
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
28 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 24
16 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 14
33 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 29
36 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 31
12 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 11
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
17 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 16
5 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
19 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 17
7 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 6
6 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
6 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
8 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
10 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 9
12 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 11
6 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 $ 5
10 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 9
7 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 6
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 5
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 4
15 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 14
7 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 6
8 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 7
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 4
12 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 11
14 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 12
6 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
18 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 16
4 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4
9 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 9
8 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 7
8 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 7
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 4
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 4
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
9 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
6 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
1 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 1
4 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
3 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
6 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
6 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
6 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 5
3 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 5
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 3
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 4
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 5
8 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 7
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 5
4 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
6 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
6 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 6
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 3
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
4 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
3 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 5
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 5
2 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 2
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 7
13 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 13
7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 6
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 5
19 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 18
5 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
6 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 6
3 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 6
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 4
11 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 11

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 $ 4
2 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 2
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
21 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 21
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
5 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
2 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
20 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 19
2 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
6 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 6
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
2 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 2
24 Government National Mortgage Association, Pool #MA9962 ................ 4.00 10/20/54 23
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
2 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 2
2 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 2
2 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 2
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 3
22 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 21
21 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 20
8 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 7
5 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 5
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 6
21 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 21
11 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 12
23 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 23
21 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 20
2 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 2
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
24 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 24
19 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 19
2 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 2
4 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 4
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
5 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 5
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
24 Government National Mortgage Association, Pool #MA9849 ................ 4.50 8/20/54 24
24 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 24
9 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 9
21 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 21
22 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 22
24 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 24
2 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 2
43 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 43
20 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 20
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
25 Government National Mortgage Association, Pool #MB0204 ................ 5.00 2/20/55 24
25 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 25
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
11 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 12
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
25 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 25
20 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 20
25 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 25
20 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 20
23 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 23

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 $ 20
21 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 21
23 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 24
21 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 21
25 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 25
24 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 24
18 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 19
20 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 20
21 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 21
16 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 16
17 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 17
16 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 16
24 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 24
21 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 22
30 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 30
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 10/20/55 21
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 10/20/55 22
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 10/20/55 22
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 10/20/55 46
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 11/20/55 24
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 10/20/55 25
50 Government National Mortgage Association, 30 YR TBA .................. 5.50 10/20/55 49
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 10/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 11/20/54 25
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 10/20/55 26
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 10/20/55 26
Total U.S. Government Agency Mortgages (cost $11,130) ................ 10,232
U.S. Government Agency Securities — 0.30%
25 Fannie Mae ................................................... 0.75 10/8/27 24
25 Fannie Mae, Callable 12/18/25 @ 100.00 .............................. 0.88 12/18/26 24
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Banks Funding Corp., Callable 10/10/25 @ 100.00 ........ 1.55 7/26/30 25
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 30
20 Federal Farm Credit Banks Funding Corp., Callable 10/10/25 @ 100.00 ........ 5.34 3/12/35 20
30 Federal Home Loan Banks, Callable 11/26/25 @ 100.00 ................... 0.90 2/26/27 29
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 25
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities (cost $311) ................... 307
Corporate Bonds — 12.59%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 140
13 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 13
15 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 11
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 23
125 American Express Co. (Consumer Finance), Callable 4/25/28 @ 100.00  ....... 4.73 (SOFR + 126
bps)(c) 4/25/29 127
45 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(c) 4/25/36 48
60 Amgen, Inc. (Biotechnology), Callable 11/25/30 @ 100.00  ................. 2.30 2/25/31 54

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 $ 57
70 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 71
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 154
175 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 163
175 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 120
35 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 30
45 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 39
125 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 133
235 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 214
220 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 218
130 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(c) 1/24/36 136
55 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 50
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 35
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 36
75 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 62
185 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 178
100 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 100
140 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 128
25 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(c) 7/29/32 22
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 67
5 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 5
155 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 159
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 103
35 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 34
200 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 181
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 41
60 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/13/25 @
101.50  .................................................. 4.50 10/1/29 60
60 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 62
75 Citigroup, Inc. (Banks), Callable 1/28/26 @ 100.00  ...................... 1.12 (SOFR + 77
bps)(c) 1/28/27 74
235 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 223
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 175
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 119
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 23
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 9
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 10
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 35
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 111
97 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 98

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 15 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 $ 16
100 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 93
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 127
115 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 115
65 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 61
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 54
30 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 30
90 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 88
40 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 40
116 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 113
5 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 4
28 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 27
85 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 98
30 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 30
49 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 38
35 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 36
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 37
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
20 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 20
70 Elevance Health, Inc. (Health Care Providers & Services), Callable 12/1/27 @
100.00  .................................................. 4.10 3/1/28 70
70 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 63
30 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 28
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 84
160 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (d) 7.38 2/1/31 167
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 91
143 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 124
15 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 15
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 68
20 General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00  .............. 4.20 10/1/27 20
170 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 178
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 62
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 59
20 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 20
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 72
20 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 21
80 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 83
15 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 15
50 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 51
18 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 13
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 30
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 21
35 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 36
355 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 324
160 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(c) 1/23/35 166
20 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 21
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 97
10 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 11
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 47
75 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 78

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 $ 107
20 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 20
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 49
183 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 175
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 74
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 27
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 33
30 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 29
30 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 19
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 98
27 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 26
48 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 50
92 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 86
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 283
90 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 89
20 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(c) 11/1/34 22
70 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 73
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 31
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 102
25 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 29
35 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 36
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 94
70 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 72
65 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 66
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 60
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 54
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 61
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
28 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 27
40 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 32
165 Ovintiv , Inc. (Oil, Gas & Consumable Fuels), Callable 11/2/25 @ 100.00  ...... 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 72
30 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 31
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 43
10 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 10
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 63
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 148
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 73
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 50
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 21
15 Prudential Financial, Inc. (Insurance)   ................................ 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 24
146 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 146
155 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 153
30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 27
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 65
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 104
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 73
40 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 39

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 45 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 $ 46
70 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 63
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 67
80 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 68
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 41
55 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 57
15 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 17
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 268
25 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(c) 10/21/32 22
100 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(c) 4/23/29 99
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 48
25 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 26
25 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(c) 6/12/29 26
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 132
25 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 17
25 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 22
70 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 71
25 The Walt Disney Co. (Entertainment)   ................................ 2.65 1/13/31 23
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 37
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 41
90 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 89
65 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 66
95 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(c) 6/8/34 100
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 26
23 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 21
18 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 18
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 77
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 62
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 40
20 Ventas Realty LP (Industrial REITs), Callable 4/1/34 @ 100.00  .............. 5.63 7/1/34 21
74 Verisk Analytics, Inc. (Professional Services), Callable 11/15/35 @ 100.00  ..... 5.13 2/15/36 75
20 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 13
227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 178
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 65
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 147
190 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 199
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 63
Total Corporate Bonds (cost $13,027) ............................... 12,862

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations — 22.53%
$ 53 U.S. Treasury Bond ............................................. 1.13 8/15/40 $ 33
40 U.S. Treasury Bond ............................................. 1.13 5/15/40 25
50 U.S. Treasury Bond ............................................. 1.25 5/15/50 25
110 U.S. Treasury Bond ............................................. 1.38 8/15/50 55
118 U.S. Treasury Bond ............................................. 1.38 11/15/40 77
125 U.S. Treasury Bond ............................................. 1.63 11/15/50 67
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 68
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 98
81 U.S. Treasury Bond ............................................. 1.88 2/15/51 46
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 84
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 93
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 102
81 U.S. Treasury Bond ............................................. 2.00 2/15/50 48
11 U.S. Treasury Bond ............................................. 2.25 8/15/49 7
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 74
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 107
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 78
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 71
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 81
81 U.S. Treasury Bond ............................................. 2.38 11/15/49 53
70 U.S. Treasury Bond ............................................. 2.50 2/15/46 49
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 53
60 U.S. Treasury Bond ............................................. 2.50 2/15/45 43
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 58
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 40
60 U.S. Treasury Bond ............................................. 2.88 8/15/45 46
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 105
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 69
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 49
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 59
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 84
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 39
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 38
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 57
85 U.S. Treasury Bond ............................................. 3.00 11/15/44 66
40 U.S. Treasury Bond ............................................. 3.00 5/15/45 31
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 42
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 71
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 62
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 21
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 73
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 18
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 105
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 9
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 21
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 78
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 81
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 111
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 65
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 66
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 27
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 32
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 65
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 135 U.S. Treasury Bond ............................................. 4.13 8/15/53 $ 122
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 28
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 120
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 46
65 U.S. Treasury Bond ............................................. 4.25 11/15/40 63
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 34
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 25
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 29
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 29
135 U.S. Treasury Bond ............................................. 4.50 11/15/54 130
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 52
125 U.S. Treasury Bond ............................................. 4.63 2/15/55 123
130 U.S. Treasury Bond ............................................. 4.63 5/15/54 128
30 U.S. Treasury Bond ............................................. 4.63 11/15/44 30
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 36
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 30
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 25
70 U.S. Treasury Bond ............................................. 4.75 8/15/55 70
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 26
30 U.S. Treasury Bond ............................................. 4.75 2/15/45 30
70 U.S. Treasury Bond ............................................. 4.75 5/15/55 70
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 72
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 80
25 U.S. Treasury Bond ............................................. 4.88 8/15/45 26
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 43
25 U.S. Treasury Bond ............................................. 5.00 5/15/45 26
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 43
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 39
55 U.S. Treasury Note .............................................. 0.38 7/31/27 52
35 U.S. Treasury Note .............................................. 0.38 9/30/27 33
50 U.S. Treasury Note .............................................. 0.50 10/31/27 47
40 U.S. Treasury Note .............................................. 0.50 4/30/27 38
55 U.S. Treasury Note .............................................. 0.50 6/30/27 52
20 U.S. Treasury Note .............................................. 0.50 8/31/27 19
20 U.S. Treasury Note .............................................. 0.63 12/31/27 19
45 U.S. Treasury Note .............................................. 0.63 11/30/27 42
160 U.S. Treasury Note .............................................. 0.63 5/15/30 139
25 U.S. Treasury Note .............................................. 0.63 3/31/27 24
190 U.S. Treasury Note .............................................. 0.63 8/15/30 164
55 U.S. Treasury Note .............................................. 0.75 1/31/28 51
185 U.S. Treasury Note .............................................. 0.88 11/15/30 160
65 U.S. Treasury Note .............................................. 1.00 7/31/28 60
110 U.S. Treasury Note .............................................. 1.13 2/29/28 104
75 U.S. Treasury Note .............................................. 1.13 8/31/28 70
60 U.S. Treasury Note .............................................. 1.13 2/28/27 58
126 U.S. Treasury Note .............................................. 1.13 2/15/31 110
55 U.S. Treasury Note .............................................. 1.25 4/30/28 52
150 U.S. Treasury Note .............................................. 1.25 11/30/26 146
145 U.S. Treasury Note .............................................. 1.25 12/31/26 141
40 U.S. Treasury Note .............................................. 1.25 6/30/28 38
45 U.S. Treasury Note .............................................. 1.25 5/31/28 42
155 U.S. Treasury Note .............................................. 1.25 8/15/31 134
130 U.S. Treasury Note .............................................. 1.25 3/31/28 123
70 U.S. Treasury Note .............................................. 1.25 9/30/28 65

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 137 U.S. Treasury Note .............................................. 1.38 11/15/31 $ 119
105 U.S. Treasury Note .............................................. 1.38 12/31/28 98
60 U.S. Treasury Note .............................................. 1.38 10/31/28 56
150 U.S. Treasury Note .............................................. 1.50 1/31/27 146
85 U.S. Treasury Note .............................................. 1.50 11/30/28 80
83 U.S. Treasury Note .............................................. 1.50 2/15/30 76
80 U.S. Treasury Note .............................................. 1.63 5/15/31 71
20 U.S. Treasury Note .............................................. 1.75 12/31/26 20
140 U.S. Treasury Note .............................................. 1.75 1/31/29 132
40 U.S. Treasury Note .............................................. 1.75 11/15/29 37
105 U.S. Treasury Note .............................................. 1.88 2/28/27 102
222 U.S. Treasury Note .............................................. 1.88 2/15/32 197
65 U.S. Treasury Note .............................................. 1.88 2/28/29 61
70 U.S. Treasury Note .............................................. 2.00 11/15/26 69
130 U.S. Treasury Note .............................................. 2.25 11/15/27 126
145 U.S. Treasury Note .............................................. 2.25 8/15/27 141
130 U.S. Treasury Note .............................................. 2.25 2/15/27 128
35 U.S. Treasury Note .............................................. 2.38 3/31/29 34
35 U.S. Treasury Note .............................................. 2.38 5/15/29 33
105 U.S. Treasury Note .............................................. 2.38 5/15/27 103
40 U.S. Treasury Note .............................................. 2.50 3/31/27 39
45 U.S. Treasury Note .............................................. 2.63 5/31/27 44
165 U.S. Treasury Note .............................................. 2.63 2/15/29 160
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
46 U.S. Treasury Note .............................................. 2.75 7/31/27 45
80 U.S. Treasury Note .............................................. 2.75 2/15/28 78
75 U.S. Treasury Note .............................................. 2.75 4/30/27 74
60 U.S. Treasury Note .............................................. 2.75 5/31/29 58
163 U.S. Treasury Note .............................................. 2.75 8/15/32 152
160 U.S. Treasury Note .............................................. 2.88 5/15/28 157
158 U.S. Treasury Note .............................................. 2.88 5/15/32 149
125 U.S. Treasury Note .............................................. 2.88 8/15/28 122
65 U.S. Treasury Note .............................................. 2.88 4/30/29 63
65 U.S. Treasury Note .............................................. 3.13 8/31/27 64
55 U.S. Treasury Note .............................................. 3.13 8/31/29 54
140 U.S. Treasury Note .............................................. 3.13 11/15/28 138
70 U.S. Treasury Note .............................................. 3.25 6/30/27 70
60 U.S. Treasury Note .............................................. 3.25 6/30/29 59
105 U.S. Treasury Note .............................................. 3.38 9/15/27 105
95 U.S. Treasury Note .............................................. 3.38 9/15/28 94
195 U.S. Treasury Note .............................................. 3.38 5/15/33 187
170 U.S. Treasury Note .............................................. 3.50 2/15/33 165
90 U.S. Treasury Note .............................................. 3.50 1/31/28 90
130 U.S. Treasury Note .............................................. 3.50 9/30/27 130
70 U.S. Treasury Note .............................................. 3.50 1/31/30 69
85 U.S. Treasury Note .............................................. 3.50 4/30/28 85
100 U.S. Treasury Note .............................................. 3.50 9/30/29 99
70 U.S. Treasury Note .............................................. 3.50 4/30/30 69
130 U.S. Treasury Note .............................................. 3.63 8/31/30 129
115 U.S. Treasury Note .............................................. 3.63 8/31/27 115
90 U.S. Treasury Note .............................................. 3.63 5/31/28 90
115 U.S. Treasury Note .............................................. 3.63 8/31/29 115
70 U.S. Treasury Note .............................................. 3.63 3/31/30 70
90 U.S. Treasury Note .............................................. 3.63 3/31/28 90
105 U.S. Treasury Note .............................................. 3.63 9/30/30 104
80 U.S. Treasury Note .............................................. 3.63 9/30/31 79
100 U.S. Treasury Note .............................................. 3.63 8/15/28 100
125 U.S. Treasury Note .............................................. 3.75 4/30/27 125
115 U.S. Treasury Note .............................................. 3.75 12/31/28 115

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 105 U.S. Treasury Note .............................................. 3.75 8/15/27 $ 105
70 U.S. Treasury Note .............................................. 3.75 5/31/30 70
80 U.S. Treasury Note .............................................. 3.75 8/31/31 80
80 U.S. Treasury Note .............................................. 3.75 12/31/30 80
100 U.S. Treasury Note .............................................. 3.75 4/15/28 100
100 U.S. Treasury Note .............................................. 3.75 5/15/28 100
120 U.S. Treasury Note .............................................. 3.75 6/30/27 120
70 U.S. Treasury Note .............................................. 3.75 6/30/30 70
100 U.S. Treasury Note .............................................. 3.88 7/15/28 101
90 U.S. Treasury Note .............................................. 3.88 12/31/27 90
75 U.S. Treasury Note .............................................. 3.88 11/30/29 75
220 U.S. Treasury Note .............................................. 3.88 8/15/33 218
105 U.S. Treasury Note .............................................. 3.88 10/15/27 106
120 U.S. Treasury Note .............................................. 3.88 6/30/30 121
75 U.S. Treasury Note .............................................. 3.88 8/31/32 75
100 U.S. Treasury Note .............................................. 3.88 6/15/28 101
75 U.S. Treasury Note .............................................. 3.88 9/30/29 76
45 U.S. Treasury Note .............................................. 3.88 12/31/29 45
90 U.S. Treasury Note .............................................. 3.88 11/30/27 90
115 U.S. Treasury Note .............................................. 3.88 7/31/27 115
175 U.S. Treasury Note .............................................. 3.88 8/15/34 172
120 U.S. Treasury Note .............................................. 3.88 3/31/27 120
120 U.S. Treasury Note .............................................. 3.88 7/31/30 121
100 U.S. Treasury Note .............................................. 3.88 3/15/28 101
75 U.S. Treasury Note .............................................. 3.88 9/30/32 75
120 U.S. Treasury Note .............................................. 3.88 4/30/30 121
120 U.S. Treasury Note .............................................. 3.88 5/31/27 120
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
140 U.S. Treasury Note .............................................. 4.00 2/28/30 142
100 U.S. Treasury Note .............................................. 4.00 12/15/27 101
75 U.S. Treasury Note .............................................. 4.00 6/30/32 75
85 U.S. Treasury Note .............................................. 4.00 6/30/28 86
130 U.S. Treasury Note .............................................. 4.00 7/31/29 131
120 U.S. Treasury Note .............................................. 4.00 1/31/29 121
80 U.S. Treasury Note .............................................. 4.00 1/31/31 81
120 U.S. Treasury Note .............................................. 4.00 3/31/30 121
45 U.S. Treasury Note .............................................. 4.00 1/15/27 45
75 U.S. Treasury Note .............................................. 4.00 7/31/32 75
75 U.S. Treasury Note .............................................. 4.00 4/30/32 75
120 U.S. Treasury Note .............................................. 4.00 5/31/30 121
45 U.S. Treasury Note .............................................. 4.00 7/31/30 46
210 U.S. Treasury Note .............................................. 4.00 2/15/34 209
65 U.S. Treasury Note .............................................. 4.00 10/31/29 66
90 U.S. Treasury Note .............................................. 4.13 10/31/27 91
70 U.S. Treasury Note .............................................. 4.13 7/31/31 71
75 U.S. Treasury Note .............................................. 4.13 5/31/32 76
100 U.S. Treasury Note .............................................. 4.13 10/31/26 100
120 U.S. Treasury Note .............................................. 4.13 2/28/27 121
70 U.S. Treasury Note .............................................. 4.13 8/31/30 71
125 U.S. Treasury Note .............................................. 4.13 11/30/29 127
70 U.S. Treasury Note .............................................. 4.13 11/30/31 71
80 U.S. Treasury Note .............................................. 4.13 10/31/31 81
125 U.S. Treasury Note .............................................. 4.13 10/31/29 127
105 U.S. Treasury Note .............................................. 4.13 11/15/27 106
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
142 U.S. Treasury Note .............................................. 4.13 11/15/32 144
105 U.S. Treasury Note .............................................. 4.13 2/15/27 106
130 U.S. Treasury Note .............................................. 4.13 3/31/29 132
85 U.S. Treasury Note .............................................. 4.13 7/31/28 86

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 120 U.S. Treasury Note .............................................. 4.13 1/31/27 $ 121
80 U.S. Treasury Note .............................................. 4.13 3/31/31 81
75 U.S. Treasury Note .............................................. 4.13 3/31/32 76
75 U.S. Treasury Note .............................................. 4.13 2/29/32 76
125 U.S. Treasury Note .............................................. 4.25 2/28/29 127
50 U.S. Treasury Note .............................................. 4.25 2/28/31 51
130 U.S. Treasury Note .............................................. 4.25 6/30/29 133
125 U.S. Treasury Note .............................................. 4.25 11/30/26 126
190 U.S. Treasury Note .............................................. 4.25 11/15/34 192
105 U.S. Treasury Note .............................................. 4.25 3/15/27 106
80 U.S. Treasury Note .............................................. 4.25 6/30/31 82
130 U.S. Treasury Note .............................................. 4.25 8/15/35 131
100 U.S. Treasury Note .............................................. 4.25 12/31/26 101
185 U.S. Treasury Note .............................................. 4.25 5/15/35 187
120 U.S. Treasury Note .............................................. 4.25 1/31/30 123
100 U.S. Treasury Note .............................................. 4.25 1/15/28 101
100 U.S. Treasury Note .............................................. 4.25 2/15/28 101
75 U.S. Treasury Note .............................................. 4.38 1/31/32 77
95 U.S. Treasury Note .............................................. 4.38 8/31/28 97
90 U.S. Treasury Note .............................................. 4.38 12/15/26 91
105 U.S. Treasury Note .............................................. 4.38 7/15/27 106
170 U.S. Treasury Note .............................................. 4.38 5/15/34 174
75 U.S. Treasury Note .............................................. 4.38 11/30/30 77
125 U.S. Treasury Note .............................................. 4.38 12/31/29 128
110 U.S. Treasury Note .............................................. 4.38 11/30/28 112
80 U.S. Treasury Note .............................................. 4.50 12/31/31 83
110 U.S. Treasury Note .............................................. 4.50 4/15/27 111
230 U.S. Treasury Note .............................................. 4.50 11/15/33 239
110 U.S. Treasury Note .............................................. 4.50 5/15/27 111
130 U.S. Treasury Note .............................................. 4.50 5/31/29 134
85 U.S. Treasury Note .............................................. 4.63 4/30/31 88
65 U.S. Treasury Note .............................................. 4.63 5/31/31 68
105 U.S. Treasury Note .............................................. 4.63 6/15/27 107
75 U.S. Treasury Note .............................................. 4.63 10/15/26 76
100 U.S. Treasury Note .............................................. 4.63 9/30/28 103
130 U.S. Treasury Note .............................................. 4.63 4/30/29 134
75 U.S. Treasury Note .............................................. 4.63 9/30/30 78
95 U.S. Treasury Note .............................................. 4.63 11/15/26 96
195 U.S. Treasury Note .............................................. 4.63 2/15/35 203
105 U.S. Treasury Note .............................................. 4.88 10/31/28 109
75 U.S. Treasury Note .............................................. 4.88 10/31/30 79
Total U.S. Treasury Obligations (cost $24,001) ........................ 23,013
Yankee Dollars — 0.71%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 48
134 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 166
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 51
60 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 71
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 90
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 46
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 73
55 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 53
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 24
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 56

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 $ 10
20 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 20
Total Yankee Dollars (cost $721) ................................... 721
Shares
Investment Companies — 53.41%
Domestic Fixed Income — 35.43%
1,032,750
iShares U.S. Treasury Bond ETF .................................... 23,877
181,145
SPDR Portfolio Corporate Bond .................................... 5,367
115,636
Vanguard Intermediate-Term Treasury ETF ............................ 6,942
36,186
Money Market Funds — 17.98%
330,055
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.06(e) 330
18,036,460
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(e) 18,036
18,366
Total Investment Companies (cost $53,734) ........................... 54,552
Total Investments (cost $103,728) — 100.31% ......................... 102,455
Liabilities in excess of other assets — (0.31)% ......................... (321)
Net Assets — 100.00% .......................................... $ 102,134
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on September 30, 2025.
(b) Zero Coupon Security. Effective rate shown is as of September 30, 2025.
(c) Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2025.
(d) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(e) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
September 30, 2025.
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.16% — — 0.16%
Collateralized Mortgage-Backed Securities ........................................................... — 0.59% — — 0.59%
U.S. Government Agency Mortgages .................................................................... — 10.02% — — 10.02%
U.S. Government Agency Securities ..................................................................... — 0.30% — — 0.30%
Corporate Bonds ..................................................................................................... 12.59% — — — 12.59%
U.S. Treasury Obligations ...................................................................................... — 22.53% — — 22.53%
Yankee Dollars ....................................................................................................... 0.71% — — — 0.71%
Investment Companies ........................................................................................... 0.32% 0.99% 48.78% 3.32% 53.41%
Other Assets (Liabilities) ........................................................................................ 0.09% -0.69% 0.28% 0.01% -0.31%
Total Net Assets ................................................................................................. 13.71% 33.90% 49.06% 3.33% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10-Year U.S. Treasury Note Future ............................ 103 12/19/25 $ 11,587 $ 94
30-Year U.S. Treasury Bond Future ........................... 25 12/19/25 2,915 73
$ 14,502 $ 167
Total Unrealized Appreciation ..................... $ 167
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 167
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
129
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.71%
1,740,900
ACC Claims Holding LLC (Financial Services)^(a)(b) .................... $ –
1,310
Blackstone, Inc. (Capital Markets) ................................... 224
1,562
KKR & Co., Inc. (Capital Markets) .................................. 203
197,817
Petershill Partners PLC (Capital Markets)(c) ........................... 816
3,695
The Carlyle Group, Inc. (Capital Markets) ............................. 232
Total Common Stocks (cost $1,090) ................................. 1,475
Investment Companies — 96.56%
Domestic Equity Funds — 14.55%
412,500
Invesco S&P 500 Low Volatility ETF ................................. 30,311
International Equity Funds — 24.54%
50,447
3i Infrastructure PLC ............................................ 245
256,016
Augmentum Fintech PLC ......................................... 302
48,438
CT Private Equity Trust PLC ....................................... 305
152,335
HarbourVest Global Private Equity Ltd. ............................... 5,869
55,664
HgCapital Trust PLC ............................................ 374
148,478
ICG Enterprise Trust PLC ......................................... 2,875
160,881
NB Private Equity Partners Ltd. .................................... 3,223
161,011
Oakley Capital Investments Ltd. .................................... 1,208
102,996
Partners Group Private Equity Ltd. .................................. 1,245
1,238,940
The Pantheon International PLC .................................... 5,723
372,200
Vanguard FTSE Europe ETF ....................................... 29,702
51,071
Money Market Funds — 57.47%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.98(d) 1,177
118,333,613
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(d) 118,333
113,943 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 3.84(d) 114
119,624
Total Investment Companies (cost $198,268) .......................... 201,006
Total Investments (cost $199,358) — 97.27% ......................... 202,481
Other assets in excess of liabilities — 2.73% .......................... 5,673
Net Assets — 100.00% .......................................... $ 208,154
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2025.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of September 30,
2025.
(c) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.71% — — 0.71%
Investment Companies ..................................................................................................................... 10.32% 86.23% 0.01% 96.56%
Other Assets (Liabilities) ................................................................................................................. 0.40% 2.31% 0.02% 2.73%
Total Net Assets .......................................................................................................................... 11.43% 88.54% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 541 12/19/25 $ 60,863 $ 495
5 Year US Treasury Note Future .............................. 577 12/31/25 63,005 249
$ 123,868 $ 744
Total Unrealized Appreciation ..................... $ 744
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 744
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
September
30, 2025 (%)
(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 45
Daily 5.00 12/20/2030
3.22 $ 76,000 $ (5,812) $ (5,786) $ (26)
$ (5,812) $ (5,786) $ (26)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
132
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.54%
$ 350 Fannie Mae ................................................... 0.75 10/8/27 $ 331
200 Fannie Mae ................................................... 0.88 8/5/30 175
100 Fannie Mae, Callable 12/18/25 @ 100.00 .............................. 0.88 12/18/26 97
100 Fannie Mae ................................................... 1.88 9/24/26 98
95 Fannie Mae ................................................... 6.25 5/15/29 103
160 Fannie Mae ................................................... 6.63 11/15/30 181
180 Fannie Mae ................................................... 7.25 5/15/30 207
250 Federal Farm Credit Banks Funding Corp., Callable 10/10/25 @ 100.00 ........ 1.00 10/7/26 243
75 Federal Farm Credit Banks Funding Corp., Callable 10/10/25 @ 100.00 ........ 1.24 12/23/30 65
468 Federal Farm Credit Banks Funding Corp., Callable 10/10/25 @ 100.00 ........ 1.55 7/26/30 419
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 97
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 297
500 Federal Home Loan Banks ........................................ 3.50 9/9/27 498
250 Federal Home Loan Banks ........................................ 3.88 6/4/27 251
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 303
100 Federal Home Loan Banks ........................................ 4.00 10/9/26 100
500 Federal Home Loan Banks ........................................ 4.63 11/17/26 504
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 102
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 181
100 Freddie Mac .................................................. 0.00(a) 11/15/38 54
400 Freddie Mac, Callable 10/27/25 @ 100.00 ............................. 0.80 10/27/26 388
250 Freddie Mac .................................................. 6.25 7/15/32 283
180 Freddie Mac .................................................. 6.75 3/15/31 206
200 Tennessee Valley Authority ........................................ 3.88 8/1/30 200
100 Tennessee Valley Authority ........................................ 4.88 5/15/35 103
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 89
250 Tennessee Valley Authority ........................................ 5.25 2/1/55 250
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 203
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 112
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 160
Total U.S. Government Agency Securities (cost $6,383) .................. 6,300
U.S. Treasury Obligations — 51.30%
2,960 U.S. Treasury Bond ............................................. 1.13 8/15/40 1,864
1,805 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,148
1,860 U.S. Treasury Bond ............................................. 1.25 5/15/50 912
4,435 U.S. Treasury Bond ............................................. 1.38 8/15/50 2,229
3,440 U.S. Treasury Bond ............................................. 1.38 11/15/40 2,242
2,995 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,606
3,125 U.S. Treasury Bond ............................................. 1.75 8/15/41 2,119
3,295 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,881
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,253
3,315 U.S. Treasury Bond ............................................. 1.88 2/15/41 2,329
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,539
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,330
3,520 U.S. Treasury Bond ............................................. 2.00 2/15/50 2,104
1,850 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,180
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,866
1,760 U.S. Treasury Bond ............................................. 2.25 8/15/46 1,173
2,350 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,740
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,392
1,475 U.S. Treasury Bond ............................................. 2.38 11/15/49 965
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,482
2,410 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,725
1,950 U.S. Treasury Bond ............................................. 2.50 5/15/46 1,370
2,505 U.S. Treasury Bond ............................................. 2.50 2/15/46 1,767
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,676
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,544

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 450 U.S. Treasury Bond ............................................. 2.75 8/15/42 $ 350
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 804
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 651
2,350 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,714
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 714
1,940 U.S. Treasury Bond ............................................. 2.88 8/15/45 1,473
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,495
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 912
600 U.S. Treasury Bond ............................................. 3.00 11/15/45 464
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,034
2,455 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,920
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 427
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 818
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,097
1,900 U.S. Treasury Bond ............................................. 3.00 5/15/45 1,478
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 336
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,221
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 960
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 964
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 829
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 833
1,430 U.S. Treasury Bond ............................................. 3.13 5/15/48 1,102
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 714
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,413
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,120
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,927
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,282
1,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 909
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,913
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 2,977
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,080
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 210
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 136
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,157
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 818
1,525 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,415
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,725
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,174
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 128
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 534
4,425 U.S. Treasury Bond ............................................. 4.25 8/15/54 4,086
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 541
1,180 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,170
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 161
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 534
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,158
425 U.S. Treasury Bond ............................................. 4.50 2/15/36 439
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 684
3,055 U.S. Treasury Bond ............................................. 4.50 11/15/54 2,942
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 260
1,450 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,437
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 685
3,045 U.S. Treasury Bond ............................................. 4.63 2/15/55 2,993
3,230 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,173
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 447
655 U.S. Treasury Bond ............................................. 4.75 2/15/45 659
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 546
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,778
3,405 U.S. Treasury Bond ............................................. 4.75 5/15/55 3,416

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,230 U.S. Treasury Bond ............................................. 4.75 8/15/55 $ 2,238
1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,768
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,538
200 U.S. Treasury Bond ............................................. 4.88 8/15/45 204
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 252
1,150 U.S. Treasury Bond ............................................. 5.00 5/15/45 1,194
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 446
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 295
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 231
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 420
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 304
565 U.S. Treasury Bond ............................................. 6.13 11/15/27 592
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,204
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 105
503 U.S. Treasury Bond ............................................. 6.50 11/15/26 518
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,039
3,665 U.S. Treasury Note .............................................. 0.38 9/30/27 3,438
2,285 U.S. Treasury Note .............................................. 0.38 7/31/27 2,154
1,715 U.S. Treasury Note .............................................. 0.50 5/31/27 1,628
2,630 U.S. Treasury Note .............................................. 0.50 6/30/27 2,491
2,225 U.S. Treasury Note .............................................. 0.50 4/30/27 2,118
1,685 U.S. Treasury Note .............................................. 0.50 8/31/27 1,588
2,145 U.S. Treasury Note .............................................. 0.50 10/31/27 2,012
3,245 U.S. Treasury Note .............................................. 0.63 12/31/27 3,037
1,225 U.S. Treasury Note .............................................. 0.63 3/31/27 1,171
1,960 U.S. Treasury Note .............................................. 0.63 11/30/27 1,839
6,250 U.S. Treasury Note .............................................. 0.63 8/15/30 5,387
4,655 U.S. Treasury Note .............................................. 0.63 5/15/30 4,046
3,650 U.S. Treasury Note .............................................. 0.75 1/31/28 3,417
5,275 U.S. Treasury Note .............................................. 0.88 11/15/30 4,573
3,400 U.S. Treasury Note .............................................. 1.00 7/31/28 3,161
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,776
4,160 U.S. Treasury Note .............................................. 1.13 8/31/28 3,874
4,420 U.S. Treasury Note .............................................. 1.13 2/15/31 3,862
4,015 U.S. Treasury Note .............................................. 1.13 2/29/28 3,786
535 U.S. Treasury Note .............................................. 1.13 10/31/26 520
6,115 U.S. Treasury Note .............................................. 1.25 8/15/31 5,288
790 U.S. Treasury Note .............................................. 1.25 3/31/28 746
3,750 U.S. Treasury Note .............................................. 1.25 6/30/28 3,518
2,065 U.S. Treasury Note .............................................. 1.25 5/31/28 1,941
2,300 U.S. Treasury Note .............................................. 1.25 4/30/28 2,167
2,820 U.S. Treasury Note .............................................. 1.25 11/30/26 2,741
3,235 U.S. Treasury Note .............................................. 1.25 12/31/26 3,139
3,315 U.S. Treasury Note .............................................. 1.25 9/30/28 3,092
4,990 U.S. Treasury Note .............................................. 1.38 11/15/31 4,319
2,850 U.S. Treasury Note .............................................. 1.38 12/31/28 2,653
2,700 U.S. Treasury Note .............................................. 1.38 10/31/28 2,523
3,910 U.S. Treasury Note .............................................. 1.50 11/30/28 3,661
2,615 U.S. Treasury Note .............................................. 1.50 1/31/27 2,541
3,685 U.S. Treasury Note .............................................. 1.50 2/15/30 3,360
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,162
2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 2,073
945 U.S. Treasury Note .............................................. 1.63 11/30/26 923
2,005 U.S. Treasury Note .............................................. 1.75 12/31/26 1,958
2,500 U.S. Treasury Note .............................................. 1.75 11/15/29 2,319
3,005 U.S. Treasury Note .............................................. 1.75 1/31/29 2,827
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,853
4,810 U.S. Treasury Note .............................................. 1.88 2/15/32 4,267
3,360 U.S. Treasury Note .............................................. 1.88 2/28/27 3,277

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,510 U.S. Treasury Note .............................................. 2.00 11/15/26 $ 2,463
2,985 U.S. Treasury Note .............................................. 2.25 2/15/27 2,928
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,726
3,000 U.S. Treasury Note .............................................. 2.25 8/15/27 2,925
3,435 U.S. Treasury Note .............................................. 2.38 5/15/27 3,366
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,697
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,299
2,650 U.S. Treasury Note .............................................. 2.50 3/31/27 2,605
355 U.S. Treasury Note .............................................. 2.63 7/31/29 342
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,704
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,656
2,250 U.S. Treasury Note .............................................. 2.75 4/30/27 2,219
4,700 U.S. Treasury Note .............................................. 2.75 8/15/32 4,369
2,200 U.S. Treasury Note .............................................. 2.75 7/31/27 2,166
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,571
2,625 U.S. Treasury Note .............................................. 2.75 2/15/28 2,573
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,939
2,600 U.S. Treasury Note .............................................. 2.88 4/30/29 2,531
3,670 U.S. Treasury Note .............................................. 2.88 8/15/28 3,596
3,860 U.S. Treasury Note .............................................. 2.88 5/15/32 3,629
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,959
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,377
3,000 U.S. Treasury Note .............................................. 3.13 8/31/27 2,972
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,186
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,660
2,540 U.S. Treasury Note .............................................. 3.38 9/15/28 2,523
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,226
3,610 U.S. Treasury Note .............................................. 3.38 9/15/27 3,594
1,500 U.S. Treasury Note .............................................. 3.50 4/30/28 1,496
2,125 U.S. Treasury Note .............................................. 3.50 4/30/30 2,104
2,545 U.S. Treasury Note .............................................. 3.50 1/31/30 2,524
2,950 U.S. Treasury Note .............................................. 3.50 1/31/28 2,942
4,600 U.S. Treasury Note .............................................. 3.50 2/15/33 4,466
2,000 U.S. Treasury Note .............................................. 3.50 9/30/29 1,986
2,750 U.S. Treasury Note .............................................. 3.63 5/31/28 2,750
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,693
3,500 U.S. Treasury Note .............................................. 3.63 8/31/30 3,482
1,650 U.S. Treasury Note .............................................. 3.63 3/31/30 1,643
2,000 U.S. Treasury Note .............................................. 3.63 8/31/27 2,000
2,600 U.S. Treasury Note .............................................. 3.63 3/31/28 2,601
2,375 U.S. Treasury Note .............................................. 3.63 8/15/28 2,375
930 U.S. Treasury Note .............................................. 3.63 9/30/31 919
2,520 U.S. Treasury Note .............................................. 3.75 8/31/31 2,508
3,000 U.S. Treasury Note .............................................. 3.75 6/30/27 3,006
500 U.S. Treasury Note .............................................. 3.75 4/30/27 501
3,750 U.S. Treasury Note .............................................. 3.75 8/15/27 3,758
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,343
2,900 U.S. Treasury Note .............................................. 3.75 12/31/28 2,909
2,600 U.S. Treasury Note .............................................. 3.75 6/30/30 2,601
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,176
2,255 U.S. Treasury Note .............................................. 3.75 5/15/28 2,262
2,190 U.S. Treasury Note .............................................. 3.75 4/15/28 2,197
2,635 U.S. Treasury Note .............................................. 3.88 8/31/32 2,628
2,355 U.S. Treasury Note .............................................. 3.88 7/15/28 2,370
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,410
1,500 U.S. Treasury Note .............................................. 3.88 5/31/27 1,505
4,100 U.S. Treasury Note .............................................. 3.88 7/31/30 4,125
500 U.S. Treasury Note .............................................. 3.88 4/30/30 503
2,185 U.S. Treasury Note .............................................. 3.88 3/15/28 2,199

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,270 U.S. Treasury Note .............................................. 3.88 6/15/28 $ 2,285
4,000 U.S. Treasury Note .............................................. 3.88 6/30/30 4,025
1,000 U.S. Treasury Note .............................................. 3.88 7/31/27 1,004
1,740 U.S. Treasury Note .............................................. 3.88 12/31/29 1,751
2,500 U.S. Treasury Note .............................................. 3.88 12/31/27 2,514
5,415 U.S. Treasury Note .............................................. 3.88 8/15/34 5,332
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,776
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,568
1,500 U.S. Treasury Note .............................................. 3.88 3/31/27 1,505
2,090 U.S. Treasury Note .............................................. 3.88 10/15/27 2,100
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,770
3,050 U.S. Treasury Note .............................................. 4.00 1/15/27 3,061
5,000 U.S. Treasury Note .............................................. 4.00 2/15/34 4,987
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,971
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 2,006
2,000 U.S. Treasury Note .............................................. 4.00 3/31/30 2,023
2,500 U.S. Treasury Note .............................................. 4.00 2/29/28 2,522
2,800 U.S. Treasury Note .............................................. 4.00 2/28/30 2,833
2,000 U.S. Treasury Note .............................................. 4.00 7/31/30 2,023
3,400 U.S. Treasury Note .............................................. 4.00 7/31/32 3,416
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,528
2,000 U.S. Treasury Note .............................................. 4.00 6/30/32 2,011
1,750 U.S. Treasury Note .............................................. 4.00 4/30/32 1,760
2,030 U.S. Treasury Note .............................................. 4.00 12/15/27 2,047
1,250 U.S. Treasury Note .............................................. 4.00 6/30/28 1,262
1,200 U.S. Treasury Note .............................................. 4.00 5/31/30 1,214
2,500 U.S. Treasury Note .............................................. 4.13 11/30/29 2,540
4,820 U.S. Treasury Note .............................................. 4.13 11/15/32 4,875
2,250 U.S. Treasury Note .............................................. 4.13 10/31/26 2,260
3,600 U.S. Treasury Note .............................................. 4.13 1/31/27 3,619
2,900 U.S. Treasury Note .............................................. 4.13 8/31/30 2,948
3,130 U.S. Treasury Note .............................................. 4.13 3/31/32 3,172
750 U.S. Treasury Note .............................................. 4.13 3/31/31 762
1,600 U.S. Treasury Note .............................................. 4.13 11/30/31 1,623
1,835 U.S. Treasury Note .............................................. 4.13 2/29/32 1,860
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,726
1,700 U.S. Treasury Note .............................................. 4.13 5/31/32 1,722
3,230 U.S. Treasury Note .............................................. 4.13 2/15/27 3,249
800 U.S. Treasury Note .............................................. 4.13 7/31/28 811
2,030 U.S. Treasury Note .............................................. 4.13 11/15/27 2,051
2,500 U.S. Treasury Note .............................................. 4.13 9/30/27 2,524
500 U.S. Treasury Note .............................................. 4.13 10/31/29 508
900 U.S. Treasury Note .............................................. 4.13 10/31/31 913
2,790 U.S. Treasury Note .............................................. 4.13 7/31/31 2,833
500 U.S. Treasury Note .............................................. 4.13 10/31/27 505
2,280 U.S. Treasury Note .............................................. 4.25 1/15/28 2,311
2,030 U.S. Treasury Note .............................................. 4.25 3/15/27 2,046
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,652
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,802
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,713
2,425 U.S. Treasury Note .............................................. 4.25 1/31/30 2,477
1,455 U.S. Treasury Note .............................................. 4.25 6/30/31 1,487
6,420 U.S. Treasury Note .............................................. 4.25 5/15/35 6,479
2,900 U.S. Treasury Note .............................................. 4.25 12/31/26 2,919
3,000 U.S. Treasury Note .............................................. 4.25 11/30/26 3,018
4,115 U.S. Treasury Note .............................................. 4.25 11/15/34 4,162
3,595 U.S. Treasury Note .............................................. 4.25 8/15/35 3,624
2,365 U.S. Treasury Note .............................................. 4.25 2/15/28 2,399
2,500 U.S. Treasury Note .............................................. 4.38 8/31/28 2,551

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,500 U.S. Treasury Note .............................................. 4.38 12/31/29 $ 2,565
4,650 U.S. Treasury Note .............................................. 4.38 5/15/34 4,757
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,283
1,945 U.S. Treasury Note .............................................. 4.38 1/31/32 1,999
2,300 U.S. Treasury Note .............................................. 4.38 12/15/26 2,318
1,600 U.S. Treasury Note .............................................. 4.38 11/30/28 1,635
2,710 U.S. Treasury Note .............................................. 4.38 7/15/27 2,744
1,065 U.S. Treasury Note .............................................. 4.50 12/31/31 1,102
3,320 U.S. Treasury Note .............................................. 4.50 4/15/27 3,361
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,978
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,406
2,905 U.S. Treasury Note .............................................. 4.63 10/15/26 2,932
3,000 U.S. Treasury Note .............................................. 4.63 9/30/28 3,084
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,199
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,390
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,964
5,750 U.S. Treasury Note .............................................. 4.63 2/15/35 5,975
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,301
1,000 U.S. Treasury Note .............................................. 4.63 9/30/30 1,039
2,530 U.S. Treasury Note .............................................. 4.63 5/31/31 2,633
2,340 U.S. Treasury Note .............................................. 4.88 10/31/30 2,460
1,500 U.S. Treasury Note .............................................. 4.88 10/31/28 1,553
Total U.S. Treasury Obligations (cost $612,322) ....................... 602,243
Shares
Investment Companies — 47.07%
Domestic Fixed Income — 38.05%
11,042,200
iShares U.S. Treasury Bond ETF .................................... 255,295
3,187,898
Vanguard Intermediate-Term Treasury ETF ............................ 191,370
446,665
Money Market Funds — 9.02%
105,838,094
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(b) 105,838
Total Investment Companies (cost $542,142) .......................... 552,503
Purchased Option on Futures — 0.01%
Total Purchased Option on Futures (cost $116) ........................ 125
Total Investments (cost $1,160,963) — 98.92% ........................ 1,161,171
Other assets in excess of liabilities — 1.08% .......................... 12,657
Net Assets — 100.00% .......................................... $ 1,173,828
(a) Zero Coupon Security. Effective rate shown is as of September 30, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.54% — 0.54%
U.S. Treasury Obligations ........................................................................................................................................ 51.30% — 51.30%
Investment Companies ............................................................................................................................................. — 47.07% 47.07%
Options on Futures ................................................................................................................................................... — 0.01% 0.01%
Other Assets (Liabilities) ......................................................................................................................................... 0.51% 0.57% 1.08%
Total Net Assets .................................................................................................................................................. 52.35% 47.65% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2025 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,124 12/19/25 $ 126,451 $ 1,029
30-Year U.S. Treasury Bond Future ........................... 497 12/19/25 57,947 1,454
$ 184,398 $ 2,483
Total Unrealized Appreciation ..................... $ 2,483
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,483
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ........................ Put 100 $ 11,300 $ 113.00 11/21/25 $ (61)
US Treasury Bond Future Option ........................ Put 100 11,200 112.00 11/21/25 (44)
US Treasury Bond Future Option ........................ Put 100 11,000 110.00 12/26/25 (55)
US Treasury Bond Future Option ........................ Put 100 11,100 111.00 12/26/25 (69)
US Treasury Bond Future Option ........................ Put 50 5,400 108.00 12/26/25 (16)
$ (245)
Exchanged-traded options on futures contacts purchased as of September 30, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ........................ Call 200 $ 23,600 $ 118.00 10/24/25 $ 125
$ 125

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
140
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 67.94%
$ 2,099 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 1,891
435 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 435
212 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 158
850 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 665
2,400 American Express Co. (Consumer Finance), Callable 4/25/28 @ 100.00  ....... 4.73 (SOFR + 126
bps)(a) 4/25/29 2,435
695 American Express Co. (Consumer Finance), Callable 4/25/35 @ 100.00  ....... 5.67 (SOFR + 179
bps)(a) 4/25/36 734
965 Amgen, Inc. (Biotechnology), Callable 11/25/30 @ 100.00  ................. 2.30 2/25/31 866
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 965
600 Amgen, Inc. (Biotechnology), Callable 9/2/42 @ 100.00  .................. 5.60 3/2/43 606
300 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 299
2,085 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,947
385 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 370
335 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 270
2,395 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,236
3,100 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 2,129
335 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 284
90 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 77
600 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 514
1,960 Atmos Energy Corp. (Gas Utilities)   ................................. 6.75 7/15/28 2,083
2,630 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 2,397
2,675 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 2,655
2,100 Bank of America Corp. (Banks), Callable 1/24/35 @ 100.00  ................ 5.51 (SOFR + 131
bps)(a) 1/24/36 2,193
1,290 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 1,384
1,100 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 1,003
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 677
1,210 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 796
975 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 808
150 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 148
2,925 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,817
1,580 Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00  ............. 4.50 3/15/29 1,582
2,165 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,985
525 Capital One Financial Corp. (Consumer Finance), Callable 7/29/31 @ 100.00  ... 2.36 (SOFR + 134
bps)(a) 7/29/32 452
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 444
3,780 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 3,879
1,810 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,564
700 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 673
2,990 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,702
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 728
711 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/13/25 @
101.50  .................................................. 4.50 10/1/29 707
965 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 990

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,000 Citigroup, Inc. (Banks), Callable 1/28/26 @ 100.00  ...................... 1.12 (SOFR + 77
bps)(a) 1/28/27 $ 990
3,475 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 3,302
3,105 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,101
870 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 667
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,962
250 Comcast Corp. (Media), Callable 11/15/63 @ 100.00  ..................... 5.50 5/15/64 235
200 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 190
155 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 153
380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 336
2,185 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00 ^ ........... 4.90 5/1/33 2,201
1,454 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 1,472
425 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 462
1,650 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 1,529
1,335 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,475
2,365 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 2,362
445 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 417
1,280 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,161
470 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 463
1,700 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,667
660 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 663
1,892 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 1,838
335 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 291
430 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 413
1,355 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,563
350 Dominion Energy, Inc. (Multi-Utilities), Callable 4/15/28 @ 100.00  .......... 4.60 5/15/28 353
765 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 595
250 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 256
780 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 826
170 Eaton Corp. (Capital Markets), Callable 2/23/52 @ 100.00  ................. 4.70 8/23/52 155
620 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 623
1,150 Elevance Health, Inc. (Health Care Providers & Services), Callable 12/1/27 @
100.00  .................................................. 4.10 3/1/28 1,149
380 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 340
750 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 670
725 Eli Lilly & Co. (Pharmaceuticals), Callable 8/9/53 @ 100.00  ............... 5.00 2/9/54 684
1,440 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,270
300 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/15/34 @ 100.00  . 5.55 5/15/34 308
330 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 12/15/47 @ 100.00  6.00 6/15/48 324
2,290 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69 (b) 7.38 2/1/31 2,390
1,467 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,349
1,586 Federal Express Corp. Pass Through Trusts, Series 2020-1 (Air Freight & Logistics)   1.88 2/20/34 1,378
400 Fiserv, Inc. (Financial Services), Callable 12/15/33 @ 100.00  ............... 5.45 3/15/34 413
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,036
285 General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00  .............. 4.20 10/1/27 285
2,655 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,777
1,000 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 879
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 1,029
190 Gilead Sciences, Inc. (Biotechnology), Callable 4/15/53 @ 100.00  ........... 5.55 10/15/53 191
955 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 988
365 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 378

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,485 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 $ 1,546
265 HCA, Inc. (Health Care Providers & Services), Callable 10/1/53 @ 100.00  ..... 6.00 4/1/54 264
815 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 834
302 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 221
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 527
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 338
545 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 568
5,730 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 5,216
2,545 JPMorgan Chase & Co. (Banks), Callable 1/23/34 @ 100.00  ................ 5.34 (SOFR + 162
bps)(a) 1/23/35 2,639
280 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/30 @ 100.00  .. 5.15 6/1/30 288
1,610 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,556
275 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/35 @ 100.00  .. 5.85 6/1/35 289
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 590
1,365 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 1,427
1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,590
515 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 510
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 845
3,356 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 3,209
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 747
400 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 428
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 545
695 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 675
620 Microsoft Corp. (Software), Callable 12/1/49 @ 100.00  ................... 2.53 6/1/50 393
1,715 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,406
409 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 393
754 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 787
1,848 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 1,725
5,030 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,572
1,500 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 7/22/28 1,485
70 Morgan Stanley (Capital Markets), Callable 11/1/33 @ 100.00  .............. 6.63 (SOFR + 205
bps)(a) 11/1/34 78
1,075 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 1,115
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 493
1,533 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,642
375 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 442
630 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 644
1,250 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,177
1,150 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,185
1,000 NiSource, Inc. (Multi-Utilities), Callable 10/1/54 @ 100.00  ................ 5.85 4/1/55 1,014
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,089
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 940
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,138
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 171
434 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 425
1,200 Oracle Corp. (Software), Callable 1/25/28 @ 100.00  ..................... 2.30 3/25/28 1,146
670 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 537
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 11/2/25 @ 100.00  ...... 5.38 1/1/26 3,176

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 $ 1,292
485 Philip Morris International, Inc. (Tobacco), Callable 11/13/33 @ 100.00  ....... 5.25 2/13/34 499
930 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 799
120 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 119
775 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 702
2,184 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,314
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,251
1,005 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 906
360 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 374
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 214
2,360 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 2,359
1,244 Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00  .... 3.50 3/15/27 1,225
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 413
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,072
1,969 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,780
1,275 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 1,160
620 Sabra Health Care LP (Health Care REITs), Callable 7/15/29 @ 100.00  ........ 3.90 10/15/29 601
1,085 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 1,107
1,225 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,105
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 771
1,250 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 1,065
730 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 753
1,000 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 12/23/34 @ 100.00  5.40 3/23/35 1,032
320 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 356
5,040 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 4,494
850 The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/21/31 @ 100.00  . 2.65 (SOFR + 126
bps)(a) 10/21/32 765
1,000 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(a) 4/23/29 991
660 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 580
685 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 704
500 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(a) 6/12/29 517
2,025 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 2,137
445 The Travelers Cos., Inc. (Insurance), Callable 12/8/50 @ 100.00  ............. 3.05 6/8/51 300
610 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 529
850 The Travelers Cos., Inc. (Insurance), Callable 4/24/35 @ 100.00  ............. 5.05 7/24/35 864
1,095 The Walt Disney Co. (Entertainment)   ................................ 2.65 1/13/31 1,016
350 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 323
530 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 539
1,475 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,455
835 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 847
1,625 Truist Financial Corp., MTN (Banks), Callable 6/8/33 @ 100.00  ............ 5.87 (SOFR + 236
bps)(a) 6/8/34 1,719
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 470
352 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 325
158 UDR, Inc. (Residential REITs), Callable 10/26/28 @ 100.00  ................ 4.40 1/26/29 158
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,315
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 1,048
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 948
120 Ventas Realty LP (Industrial REITs), Callable 4/1/34 @ 100.00  .............. 5.63 7/1/34 125
1,176 Verisk Analytics, Inc. (Professional Services), Callable 11/15/35 @ 100.00  ..... 5.13 2/15/36 1,185

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 100 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 $ 64
3,465 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,723
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 481
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 652
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 313
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,925
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,431
795 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 832
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 389
Total Corporate Bonds (cost $210,928) .............................. 208,565
Yankee Dollars — 4.94%
400 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 429
1,900 Aptiv Swiss Holdings Ltd. (Financial Services), Callable 8/13/29 @ 100.00  ..... 4.65 9/13/29 1,917
2,000 Barclays PLC (Banks)   .......................................... 5.20 5/12/26 2,009
1,976 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 2,431
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 162
980 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,114
1,001 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,178
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,180 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,330
655 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 668
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,393
830 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 804
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 417
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 134
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 699
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 177
290 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 296
Total Yankee Dollars (cost $15,084) ................................. 15,159
Shares
Investment Companies — 27.13%
Domestic Fixed Income — 25.02%
963,110
iShares U.S. Treasury Bond ETF .................................... 22,267
316,300
SPDR Portfolio Corporate Bond .................................... 9,372
488,346
Vanguard Intermediate-Term Treasury ETF ............................ 29,315
202,055
Vanguard Total Corporate Bond Fund ................................ 15,837
76,791
Money Market Funds — 2.11%
2,276,715
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 3.98(c) 2,277
2,024,931
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.06(c) 2,025

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds (continued)
2,189,978
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(c) $ 2,190
6,492
Total Investment Companies (cost $81,173) ........................... 83,283
Total Investments (cost $307,185) — 100.01% ......................... 307,007
Liabilities in excess of other assets — (0.01)% ......................... (24)
Net Assets — 100.00% .......................................... $ 306,983
^ All or part of this security was on loan as of September 30, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September
30, 2025.
(a) Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2025.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 67.94% — — 67.94%
Yankee Dollars ................................................................................................................................. 4.94% — — 4.94%
Investment Companies ..................................................................................................................... 1.40% 25.12% 0.61% 27.13%
Other Assets (Liabilities) ................................................................................................................. — -0.01% — -0.01%
Total Net Assets .......................................................................................................................... 74.28% 25.11% 0.61% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
146
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.24%
$ 100 American Express Credit Account Master Trust, Series 2025-2, Class - A ....... 4.28 4/15/30 $ 101
120 American Express Credit Account Master Trust, Series 2025-3, Class - A ....... 4.51 4/15/32 122
100 American Express Credit Account Master Trust, Series 2024-1, Class - A ....... 5.23 4/15/29 102
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 131
125 Carmax Auto Owner Trust, Series 2025-1, Class - A4, Callable 4/15/28 @ 100.00 . 4.95 8/15/30 128
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 102
50 CNH Equipment Trust, Series 2024-C, Class - A3, Callable 12/15/28 @ 100.00 .. 4.03 1/15/30 50
150 Ford Credit Auto Lease Trust, Series 2024-B, Class - A4, Callable 3/15/27 @ 100.00 4.99 1/15/28 152
150 Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class - A ......... 4.06 11/15/30 150
100 GM Financial Automobile Leasing Trust, Series 2024-2, Class - A4, Callable
10/20/26 @ 100.00 .......................................... 5.36 5/22/28 101
60 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - B,
Callable 11/16/26 @ 100.00 ................................... 5.03 9/18/28 61
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class - A4, Callable 9/15/27 @
100.00 ................................................... 5.29 12/15/31 204
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 7/21/26
@ 100.00 ................................................ 4.97 6/21/29 76
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 101
100 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 6/15/28 @
100.00 ................................................... 4.84 3/15/29 101
150 Hyundai Auto Receivables Trust, Series 2024-A, Class - A3, Callable 3/15/28 @
100.00 ................................................... 4.99 2/15/29 151
100 Mercedes-Benz Auto Lease Trust, Series 2025-A, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.69 2/18/31 102
200 Santander Drive Auto Receivables Trust, Series 2025-2, Class - A3, Callable 9/15/28
@ 100.00 ................................................ 4.67 8/15/29 202
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 152
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 203
250 Verizon Master Trust, Series 2024-6, Class - A1A, Callable 8/20/27 @ 100.00 ... 4.17 8/20/30 250
100 Verizon Master Trust, Series 2025-1, Class - A, Callable 1/20/28 @ 100.00 ...... 4.71 1/21/31 102
175 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 178
100 World Omni Auto Receivables Trust, Series 2025-A, Class - A4, Callable 3/15/28 @
100.00 ................................................... 4.86 11/15/30 102
Total Asset Backed Securities (cost $3,109) ........................... 3,124
Collateralized Mortgage-Backed Securities — 4.62%
150 BANK, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ........... 2.40 3/15/63 137
300 BANK, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ........... 2.62(a) 11/15/64 265
100 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 95
100 BANK, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00 ........... 3.18 8/15/61 94
300 BANK, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ........... 3.69 2/15/61 296
100 BANK, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ........... 3.71 4/15/52 98
150 BANK, Series 2022-BNK41, Class - A4 .............................. 3.92(a) 4/15/65 143
150 BANK, Series 2024-5YR8, Class - AS, Callable 8/15/29 @ 100.00 ........... 6.38(a) 8/15/57 158
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 52
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 373
50 BBCMS Mortgage Trust, Series 2024-5C29, Class - A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 51
150 BBCMS Mortgage Trust, Series 2024-C28, Class - A5, Callable 8/15/34 @ 100.00 5.40 9/15/57 157
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 54
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 141
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 141
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 83
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 185
250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 245

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 $ 197
150 Benchmark Mortgage Trust, Series 2024-V8, Class - A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 158
100 Benchmark Mortgage Trust, Series 2024-V11, Class - AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 105
150 BMO Mortgage Trust, Series 2025-C11, Class - ASB, Callable 2/15/35 @ 100.00 . 5.68 2/15/58 157
100 BMO Mortgage Trust, Series 2025-C11, Class - A5, Callable 2/15/35 @ 100.00 .. 5.69 2/15/58 106
286 BMO Mortgage Trust, Series 2024-5C4, Class - A3, Callable 5/15/29 @ 100.00 .. 6.53(a) 5/15/57 305
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 89
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 142
1 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 1
186 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 168
154 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 152
83 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 80
138 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 3.07(a) 10/25/27 136
175 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 173
163 Fannie Mae-ACES, Series 2017-M15, Class - ATS2 ...................... 3.21(a) 11/25/27 160
228 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.70(a) 8/25/28 225
175 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.74(a) 11/25/28 172
100 Fannie Mae-ACES, Series 2023-M4, Class - A2 ......................... 3.89(a) 9/25/32 96
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2 ..................................................... 1.41 8/25/30 265
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 235
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1 ..................................................... 1.78 10/25/29 48
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 353
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2 ..................................................... 2.10 9/25/31 178
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 142
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM ..................................................... 2.12 4/25/29 187
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 89
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 233
33 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1 ..................................................... 2.26 6/25/29 31
164 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class -
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 154
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
- A2 .................................................... 2.86 10/25/34 65
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2 ..................................................... 3.00(a) 6/25/32 185
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2 ..................................................... 3.30 4/25/29 98
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 247
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 249
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 145
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class -
AM ..................................................... 3.82 12/25/32 72

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2 ..................................................... 3.85 5/25/28 $ 349
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2 ..................................................... 3.90(a) 8/25/28 401
65 Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class -
A2 ..................................................... 3.92(a) 9/25/28 65
146 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class -
A1 ..................................................... 4.13 10/25/34 144
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 152
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-165, Class -
A2 ..................................................... 4.49 9/25/34 50
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class -
A2 ..................................................... 5.00 5/25/34 146
275 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class -
A2 ..................................................... 5.15 12/25/33 289
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 188
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 92
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 244
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 98
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 197
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 196
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 105
100 UBS Commercial Mortgage Trust, Series 2018-C9, Class - A4, Callable 4/15/28 @
100.00 ................................................... 4.12(a) 3/15/51 98
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 116
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 100
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class - A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 211
Total Collateralized Mortgage-Backed Securities (cost $12,168) ........... 11,607
U.S. Government Agency Mortgages — 77.71%
144 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 120
357 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 274
324 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 255
319 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 246
194 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 176
403 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 310
296 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 265
225 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 203
342 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 263
80 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 73
158 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 142
148 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 124
285 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 219
74 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 62
35 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 31
35 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 30
233 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 211

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 347 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 $ 267
18 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 14
289 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 259
263 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 236
67 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 56
391 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 301
170 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 134
224 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 173
112 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 94
77 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 69
121 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 101
379 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 306
124 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 115
6 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 6
362 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 294
389 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 315
441 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 360
217 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 202
277 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 255
324 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 264
414 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 339
10 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 9
75 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 65
404 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 326
276 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 225
386 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 314
377 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 312
123 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 109
201 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 165
316 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 259
282 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 260
202 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 164
181 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 148
200 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 163
112 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 97
395 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 322
370 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 301
431 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 354
405 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 328
50 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 46
282 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 261
336 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 276
315 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 255
143 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 126
328 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 269
333 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 271
104 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 92
311 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 255
356 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 288
304 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 246
309 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 252
87 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 81
378 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 308
310 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 253
167 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 155
71 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 62
405 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 328
237 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 219
266 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 218

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 160 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 $ 131
253 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 206
7 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 7
7 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 7
254 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 235
385 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 316
32 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 30
337 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 276
399 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 325
299 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 276
350 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 284
40 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 39
129 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 105
234 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 189
25 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 22
421 Fannie Mae, Pool #MA4413 ....................................... 2.00 9/1/51 340
346 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 318
34 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 30
340 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 275
221 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 179
318 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 259
307 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 251
402 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 325
25 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 24
24 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 20
262 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 243
210 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 171
199 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 161
428 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 349
346 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 281
314 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 255
231 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 188
164 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 134
233 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 189
70 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 57
305 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 269
309 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 262
93 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 79
22 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 21
32 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 31
59 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 57
10 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 10
3 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
402 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 340
38 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 37
39 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 34
219 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 187
25 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 22
373 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 315
31 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 30
12 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 11
6 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 6
27 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 26
28 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 27
31 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 30
16 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 15
4 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
23 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 22
10 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 $ 11
62 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 55
16 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 14
22 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 22
6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 5
104 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 101
343 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 293
364 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 310
370 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 314
38 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 37
9 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 8
413 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 349
120 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 103
334 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 283
126 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 111
241 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 209
29 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 26
7 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 6
222 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 188
89 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 85
197 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 169
345 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 294
14 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 13
65 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 62
394 Fannie Mae, Pool #FM9501 ....................................... 2.50 11/1/51 338
201 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 171
282 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 240
205 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 175
268 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 238
19 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 18
34 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 32
192 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 163
151 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 127
7 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 6
389 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 332
274 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 234
213 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 200
177 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 151
184 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 156
339 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 292
334 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 283
155 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 132
209 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 178
197 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 168
410 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 345
11 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 11
226 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 198
184 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 162
84 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 72
56 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 53
159 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 135
119 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 102
121 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 103
201 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 171
206 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 175
214 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 182
362 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 307
47 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 45
21 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 19

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 33 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 $ 31
34 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 33
23 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 22
264 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 224
9 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
16 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 15
18 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
23 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 20
12 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 11
16 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 16
49 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 47
208 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 177
21 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 20
41 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 38
56 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 51
48 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 43
7 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 7
6 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 5
18 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 18
2 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 2
94 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 84
2 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 2
11 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
6 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 6
13 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
166 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 154
15 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 15
5 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 5
23 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 22
144 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 133
35 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 32
171 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 151
28 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 27
17 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 15
11 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 10
78 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 70
64 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 58
63 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 57
294 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 272
17 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 16
12 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 11
24 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 24
7 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 7
59 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 53
84 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 78
22 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
18 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 17
66 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 60
139 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 128
23 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 23
91 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 81
10 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 10
13 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 12
31 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 31
33 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 32
8 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 8
12 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 12
65 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 58
114 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 103

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 $ 9
26 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 26
20 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 19
80 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 72
37 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 34
15 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 14
55 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 50
58 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 52
99 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 92
18 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 16
15 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 15
13 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 13
7 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 7
4 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 4
120 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 106
320 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 282
162 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 143
208 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 183
78 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 70
94 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 85
96 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 87
173 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 153
76 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 68
25 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 23
36 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 33
55 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 50
77 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 69
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 4
18 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 16
100 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 91
37 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 33
24 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 22
355 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 315
53 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 49
6 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 6
21 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 19
106 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 94
4 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
10 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 10
96 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 86
33 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 29
17 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 17
19 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 17
15 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 15
17 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 17
41 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 39
42 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 37
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 3
17 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 17
306 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 270
48 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 43
86 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 77
32 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 29
110 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 98
24 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 23
45 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 40
175 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 155
111 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 99
13 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 88 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 $ 78
395 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 350
127 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 113
377 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 335
20 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 19
375 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 334
47 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 42
13 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 12
12 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
71 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 64
99 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 88
72 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 71
16 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 15
96 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 86
66 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 61
146 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 130
104 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 96
91 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 84
3 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
9 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 9
142 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 127
10 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
42 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 38
16 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15
77 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 69
6 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 6
12 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 12
10 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 9
9 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 9
15 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 15
21 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 20
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
50 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 46
69 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 62
258 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 238
65 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 58
81 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 72
13 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 12
94 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 85
29 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 25
61 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 55
47 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 46
14 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 13
53 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 48
12 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 12
7 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 6
159 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 142
14 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 13
33 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 30
102 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 92
27 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 24
18 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 17
25 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 24
30 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 29
60 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 56
33 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 31
32 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 30
36 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 34
21 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 20

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 $ 43
16 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 15
16 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 15
9 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 9
45 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 42
38 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 36
177 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 169
83 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 77
55 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 51
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
20 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 19
4 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 4
— Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 —
29 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 27
37 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 37
21 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
26 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 25
43 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 41
35 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 33
19 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 18
30 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 29
2 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 2
21 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 21
43 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 40
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
31 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 29
12 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 12
7 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 7
66 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 61
53 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 50
35 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 32
38 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 36
58 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 55
41 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 39
2 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 2
115 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 107
63 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 60
6 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
64 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 60
40 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 39
18 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 18
41 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 38
59 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 55
45 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 41
41 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 40
50 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 47
45 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 43
17 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 16
4 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 4
40 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 38
75 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 71
61 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 56
22 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 21
23 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 21
71 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 66
82 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 76
66 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 61
35 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 35
48 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 48

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 $ 14
24 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 22
20 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 19
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
61 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 57
— Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 —
35 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 33
1 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 1
2 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 2
40 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 38
1 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 1
19 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 18
7 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 6
60 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 56
42 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 39
49 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 46
120 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 114
63 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 59
46 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 43
3 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 3
211 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 200
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 6
31 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 28
19 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 18
7 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
17 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 16
12 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 11
15 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 14
21 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 19
48 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 45
49 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 46
77 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 73
58 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 54
48 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 45
47 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 44
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 3
6 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 6
67 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 62
13 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 12
57 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 53
200 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 184
315 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 288
408 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 375
9 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 8
64 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 60
45 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 43
106 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 101
17 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 16
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
205 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 188
63 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 59
30 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 28
23 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 22
16 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
35 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 33
40 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 38
100 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 93
36 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 33
12 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 48 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 $ 45
37 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 36
43 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 42
325 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 309
52 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 50
38 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 36
9 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 9
46 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 45
33 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 32
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 25
8 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 8
18 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 17
29 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 28
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
30 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 28
3 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 3
4 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
6 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 6
6 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
15 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 15
26 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 25
33 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 32
12 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 11
26 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 26
44 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 42
36 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 34
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
7 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 7
57 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 54
26 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 25
11 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 11
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
17 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 17
86 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 83
30 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 29
28 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 26
50 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 47
31 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 30
17 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 16
17 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 17
31 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 30
30 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 29
10 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 10
47 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 45
71 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 68
47 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 45
30 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 29
34 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 33
76 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 72
12 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
16 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 16
22 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 21
35 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 34
71 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 68
1 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 1
10 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 10
20 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 20
31 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 29
40 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 39

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 14 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 $ 14
30 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
1 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 1
204 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 192
13 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 13
329 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 316
46 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 44
27 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 26
29 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 27
38 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 36
18 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 18
21 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 21
32 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 31
34 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 34
10 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 10
124 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 121
126 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 124
74 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 72
4 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 4
234 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 229
24 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
8 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 8
7 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 7
105 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 103
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
40 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 39
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
42 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 40
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
88 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 85
56 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 55
33 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 32
24 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 23
37 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 36
48 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 46
56 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 54
5 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
49 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 47
9 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 9
19 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 19
11 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 11
42 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 40
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
24 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
8 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 8
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
10 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 9
34 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 34
27 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 26
59 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 58
112 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 110
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
13 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 12
40 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 39
10 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 10
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
33 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12
185 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 183

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 110 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 $ 110
42 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 43
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
116 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 115
46 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 45
80 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 79
43 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 43
40 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 40
18 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 18
23 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 23
22 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 22
17 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 17
8 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 8
9 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 9
13 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 13
32 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 32
37 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 37
7 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 7
15 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 15
21 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 21
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
338 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 330
35 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 35
48 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 48
153 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 154
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
16 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 15
7 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
23 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 23
9 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 9
436 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 423
348 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 339
18 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 18
43 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 42
7 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 7
342 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 339
16 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 16
7 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
11 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 11
246 Fannie Mae, Pool #FA0621 ........................................ 5.00 7/1/53 247
355 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 353
20 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 20
18 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 18
10 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 10
273 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 273
10 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 10
429 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 425
9 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 9
9 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 9
430 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 428
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
20 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 20
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 16
9 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 9
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
174 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 175
254 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 253
193 Fannie Mae, Pool #MA5496 ....................................... 5.00 10/1/54 191
109 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 111

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 16 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 $ 16
38 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 39
9 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 9
133 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 136
422 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 426
394 Fannie Mae, Pool #FA0608 ........................................ 5.50 2/1/55 398
297 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 301
399 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 403
394 Fannie Mae, Pool #CC0102 ....................................... 5.50 3/1/55 401
423 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 428
347 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 351
426 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 431
243 Fannie Mae, Pool #FA1252 ........................................ 5.50 4/1/55 248
341 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 345
325 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 329
325 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 329
288 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 296
328 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 332
83 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 85
5 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 5
345 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 348
311 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 317
389 Fannie Mae, Pool #CB8854 ....................................... 6.00 7/1/54 400
389 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 398
406 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 416
313 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 321
409 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 418
433 Fannie Mae, Pool #CB9991 ....................................... 6.00 2/1/55 447
397 Fannie Mae, Pool #FA0872 ........................................ 6.00 10/1/54 410
38 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 39
394 Fannie Mae, Pool #CC0405 ....................................... 6.00 5/1/55 408
495 Fannie Mae, Pool #CB9160 ....................................... 6.00 9/1/54 516
388 Fannie Mae, Pool #CC0262 ....................................... 6.00 4/1/55 396
356 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 365
176 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 183
389 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 398
218 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 224
309 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 315
123 Fannie Mae, Pool #CB8159 ....................................... 6.00 3/1/54 128
261 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 266
364 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 376
330 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 341
274 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 284
44 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 46
384 Fannie Mae, Pool #FS9978 ........................................ 6.50 9/1/54 399
491 Fannie Mae, Pool #CB7651 ....................................... 6.50 12/1/53 515
245 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 253
248 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 257
377 Fannie Mae, Pool #MA5631 ....................................... 6.50 2/1/55 389
275 Fannie Mae, 15 YR TBA ......................................... 1.50 10/25/40 246
375 Fannie Mae, 15 YR TBA ......................................... 2.00 10/25/40 345
50 Fannie Mae, 15 YR TBA ......................................... 2.50 10/25/40 47
25 Fannie Mae, 15 YR TBA ......................................... 2.50 11/25/39 24
150 Fannie Mae, 15 YR TBA ......................................... 3.00 10/25/40 144
75 Fannie Mae, 15 YR TBA ......................................... 3.50 10/25/40 73
175 Fannie Mae, 15 YR TBA ......................................... 4.00 10/25/40 172
25 Fannie Mae, 15 YR TBA ......................................... 4.50 11/25/39 25
200 Fannie Mae, 15 YR TBA ......................................... 4.50 10/25/40 200
475 Fannie Mae, 15 YR TBA ......................................... 5.00 10/25/40 480

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 50 Fannie Mae, 15 YR TBA ......................................... 5.00 11/25/39 $ 51
50 Fannie Mae, 15 YR TBA ......................................... 5.50 11/25/39 51
200 Fannie Mae, 15 YR TBA ......................................... 5.50 10/25/40 204
150 Fannie Mae, 15 YR TBA ......................................... 6.00 10/25/40 155
475 Fannie Mae, 30 YR TBA ......................................... 1.50 10/25/55 364
50 Fannie Mae, 30 YR TBA ......................................... 2.00 11/25/55 40
1,500 Fannie Mae, 30 YR TBA ......................................... 2.00 10/25/55 1,210
50 Fannie Mae, 30 YR TBA ......................................... 2.50 11/25/55 42
1,200 Fannie Mae, 30 YR TBA ......................................... 2.50 10/25/55 1,011
25 Fannie Mae, 30 YR TBA ......................................... 3.00 11/25/55 22
1,125 Fannie Mae, 30 YR TBA ......................................... 3.00 10/25/55 988
25 Fannie Mae, 30 YR TBA ......................................... 3.50 11/25/55 23
575 Fannie Mae, 30 YR TBA ......................................... 3.50 10/25/55 525
925 Fannie Mae, 30 YR TBA ......................................... 4.00 10/25/55 872
25 Fannie Mae, 30 YR TBA ......................................... 4.00 11/25/55 24
400 Fannie Mae, 30 YR TBA ......................................... 4.50 10/25/55 388
25 Fannie Mae, 30 YR TBA ......................................... 4.50 11/25/55 24
325 Fannie Mae, 30 YR TBA ......................................... 5.00 10/25/55 322
100 Fannie Mae, 30 YR TBA ......................................... 5.00 11/25/55 99
625 Fannie Mae, 30 YR TBA ......................................... 5.50 10/25/55 630
475 Fannie Mae, 30 YR TBA ......................................... 5.50 11/25/55 479
775 Fannie Mae, 30 YR TBA ......................................... 6.00 11/25/55 792
675 Fannie Mae, 30 YR TBA ......................................... 6.00 10/25/55 690
575 Fannie Mae, 30 YR TBA ......................................... 6.50 10/25/55 594
175 Fannie Mae, 30 YR TBA ......................................... 6.50 11/25/55 181
75 Fannie Mae, 30 YR TBA ......................................... 7.00 11/25/54 78
700 Fannie Mae, 30 YR TBA ......................................... 7.00 10/25/55 733
346 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 266
53 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 44
336 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 258
319 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 286
326 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 295
161 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 124
318 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 285
62 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 48
169 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 151
281 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 252
302 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 271
402 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 327
315 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 257
310 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 252
330 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 269
431 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 353
323 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 262
319 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 262
375 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 305
302 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 279
136 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 117
167 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 155
344 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 280
101 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 93
365 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 296
107 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 94
75 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 61
356 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 291
232 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 213
61 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 58
319 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 260
192 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 156

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 326 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 $ 265
416 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 338
381 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 310
361 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 294
349 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 283
216 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 175
343 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 278
335 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 274
332 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 271
309 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 268
221 Freddie Mac, Pool #RB5148 ....................................... 2.00 3/1/42 192
388 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 315
407 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 329
367 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 297
204 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 176
393 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 317
282 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 262
214 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 175
140 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 121
268 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 248
348 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 283
350 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 284
366 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 297
109 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 94
233 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 189
398 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 324
427 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 395
307 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 250
111 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 96
150 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 122
306 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 250
272 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 251
368 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 299
358 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 291
120 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 98
371 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 300
199 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 161
326 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 265
390 Freddie Mac, Pool #SL1729 ....................................... 2.00 2/1/52 320
401 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 326
349 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 284
383 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 309
198 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 161
368 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 300
191 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 157
240 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 194
376 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 306
268 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 228
281 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 242
251 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 214
239 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 203
240 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 203
146 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 125
263 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 224
99 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 93
98 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 92
27 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 26
201 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 170
51 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 44

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 425 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 $ 362
385 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 329
366 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 311
353 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 299
229 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 195
413 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 348
355 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 303
376 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 322
350 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 299
119 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 102
210 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 177
331 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 283
283 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 244
257 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 218
95 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 87
32 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 31
322 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 273
161 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 137
347 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 294
296 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 251
265 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 225
43 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 39
25 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 24
18 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 17
53 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 51
363 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 308
254 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 214
76 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 64
213 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 189
400 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 337
389 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 329
294 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 252
341 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 288
330 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 279
133 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 114
197 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 166
19 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
45 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 41
135 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 115
16 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 15
7 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 6
44 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 40
119 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 101
391 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 330
372 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 314
350 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 297
194 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 165
335 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 287
376 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 319
178 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 152
64 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 57
80 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 73
10 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 10
58 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 51
116 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 104
20 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 20
38 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 38
35 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 31
71 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 65

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 101 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 $ 89
23 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 21
176 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 157
392 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 363
28 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 25
289 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 254
47 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 42
16 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 14
84 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 76
84 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 73
67 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 60
47 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 42
60 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 53
47 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 42
55 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 49
48 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 43
140 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 130
89 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 79
78 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 76
49 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 44
115 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 102
37 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 33
73 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 67
42 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 37
36 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 32
306 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 270
31 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 28
95 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 86
69 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 64
11 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 11
238 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 220
45 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 43
21 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 19
64 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 59
29 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 27
7 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
21 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 20
46 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 43
74 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 69
37 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 34
101 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 96
121 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 112
117 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 109
12 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 11
371 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 344
34 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 31
230 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 219
479 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 438
1 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 1
23 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 22
58 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 54
24 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 22
14 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 13
21 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 19
49 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 46
50 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 47
82 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 77
65 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 63
34 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 31

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 336 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 $ 307
56 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 53
86 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 79
165 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 157
342 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 323
332 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 317
11 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 11
17 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 16
340 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 323
61 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 59
30 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 28
336 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 318
33 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 31
6 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 6
21 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 20
50 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 48
20 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 19
320 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 304
49 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 47
94 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 89
78 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 74
60 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 57
48 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 46
47 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 45
213 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 201
27 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
36 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 35
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
340 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 330
18 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 18
17 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 17
18 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 18
268 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 261
35 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 35
438 Freddie Mac, Pool #SD8513 ....................................... 4.50 3/1/55 425
71 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 70
88 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 88
47 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 46
341 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 331
354 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 344
342 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 333
122 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 119
81 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 79
382 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 372
439 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 436
429 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 425
292 Freddie Mac, Pool #SD4823 ....................................... 5.00 12/1/53 292
48 Freddie Mac, Pool #RB5349 ....................................... 5.00 6/1/45 49
331 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 330
335 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 335
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
430 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 427
342 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 340
200 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 199
343 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 342
353 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 352
389 Freddie Mac, Pool #RJ2854 ....................................... 5.00 11/1/54 390
41 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 41
406 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 403

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 357 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 $ 355
336 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 340
416 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 420
341 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 344
259 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 262
193 Freddie Mac, Pool #SL0331 ....................................... 5.50 2/1/55 196
395 Freddie Mac, Pool #SL1542 ....................................... 5.50 6/1/55 402
413 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 416
425 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 429
388 Freddie Mac, Pool #SL1558 ....................................... 5.50 6/1/55 393
330 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 334
309 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 313
322 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 325
402 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 406
419 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 427
305 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 307
391 Freddie Mac, Pool #SL0620 ....................................... 5.50 3/1/55 397
356 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 364
386 Freddie Mac, Pool #SL1901 ....................................... 6.00 8/1/55 395
399 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 408
118 Freddie Mac, Pool #SD8534 ....................................... 6.00 5/1/55 120
401 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 410
385 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 393
389 Freddie Mac, Pool #SL1127 ....................................... 6.00 12/1/54 397
295 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 301
328 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 336
313 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 321
308 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 315
190 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 195
304 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 312
308 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 315
345 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 356
310 Freddie Mac, Pool #SL1881 ....................................... 6.50 7/1/55 320
243 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 251
385 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 400
234 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 242
203 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 212
190 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 197
270 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 282
194 Freddie Mac, Pool #RQ0043 ....................................... 7.00 8/1/55 203
21 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 20
5 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 5
11 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 11
9 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 8
10 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 9
26 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 23
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 2
34 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 34
7 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 6
76 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 73
20 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 18
39 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 38
4 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 4
11 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 11
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
34 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 34
18 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 18
10 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 10
24 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 23

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 25 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 $ 24
16 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 16
8 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 8
53 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 52
58 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 56
23 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 23
36 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 34
12 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 12
1 Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 1
7 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 7
16 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 16
9 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 9
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
13 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 13
67 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 61
4 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 4
6 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
53 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 52
5 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
62 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 56
15 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 15
3 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
38 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 35
24 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 23
106 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 96
8 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 8
4 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
96 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 88
198 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 182
10 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 9
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
16 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 15
46 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 45
26 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 23
20 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 19
81 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 74
8 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 8
11 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 11
8 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 8
34 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 31
30 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 28
35 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 31
12 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 11
101 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 90
7 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 7
6 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 6
86 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 78
— Freddie Mac Gold, Pool #J14241 .................................... 3.00 1/1/26 —
24 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 24
22 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 22
20 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 19
18 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 17
10 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 10
26 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 26
24 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 24
5 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 5
18 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 17
31 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 30
10 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 10

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 $ 4
14 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 13
27 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 26
— Freddie Mac Gold, Pool #E02735 ................................... 3.50 10/1/25 —
27 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 26
24 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 22
8 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 7
33 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 31
19 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 18
41 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 38
26 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 25
64 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 60
16 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 15
18 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 16
16 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 16
31 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 29
47 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 44
72 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 68
13 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 12
3 Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 3
9 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 9
57 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 54
29 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 29
84 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 78
19 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 18
48 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 45
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
75 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 71
72 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 68
52 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 49
63 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 59
10 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 9
26 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 25
27 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 25
7 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 6
12 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 11
29 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 27
21 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 21
40 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 37
9 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
54 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 50
43 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 40
6 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 6
33 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 33
— Freddie Mac Gold, Pool #J13582 .................................... 3.50 11/1/25 —
27 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 25
33 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 31
26 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 25
50 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 47
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
20 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 19
10 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 9
37 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 36
10 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 9
168 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 164
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 5
19 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 18
15 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 15
4 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 $ 17
6 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 6
2 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 2
26 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 25
33 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 32
— Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 —
7 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 7
39 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 38
64 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 62
18 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 18
18 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 18
16 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 15
34 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 33
20 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 19
31 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 30
39 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 38
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
26 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
16 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 16
333 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 335
18 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 18
9 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 9
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
14 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 14
5 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 5
— Freddie Mac Gold, Pool #E02862 ................................... 4.50 3/1/26 —
33 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 33
11 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 11
18 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 18
11 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 11
28 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 27
67 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 68
4 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 4
27 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 28
135 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 137
5 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 5
11 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 11
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1
85 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 88
23 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 24
— Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 —
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
20 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 20
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
11 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 11
85 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 89
271 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 224
280 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 233
302 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 250
265 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 219
502 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 415
336 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 279
351 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 291
385 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 320
278 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 231
671 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 557
479 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 396
428 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 355
320 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 264

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 345 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 $ 286
160 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 132
255 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 211
210 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 174
429 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 355
370 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 306
402 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 332
152 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 126
9 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
5 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 5
248 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 213
307 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 264
150 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 131
313 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 270
27 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 24
338 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 291
178 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 153
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
5 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 5
468 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 403
149 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 131
4 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 3
348 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 300
339 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 292
292 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 252
351 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 303
15 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 13
334 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 288
97 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 84
7 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 7
144 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 125
73 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 63
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
266 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 229
14 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12
273 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 236
4 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 4
162 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 139
205 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 177
319 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 275
370 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 319
342 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 295
114 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 99
299 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 258
3 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 3
285 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 245
338 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 291
154 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 133
9 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 8
221 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 191
30 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 27
192 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 172
82 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 74
61 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 55
295 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 264
36 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 33
55 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 50
170 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 152
63 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 57

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 74 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 $ 67
18 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 16
121 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 110
51 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 46
6 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 6
58 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 54
98 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 89
3 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
111 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 101
9 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 8
66 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 61
49 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 44
66 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 59
10 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 9
73 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 66
368 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 341
116 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 104
136 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 124
300 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 268
105 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 94
292 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 261
343 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 306
34 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 31
68 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 63
5 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 5
24 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 21
60 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 54
82 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 75
56 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 51
45 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 41
135 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 123
41 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 37
1 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 1
50 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 45
39 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 35
16 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 15
56 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 51
46 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 42
43 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 39
3 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 3
24 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 22
104 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 96
5 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 5
15 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 13
6 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
55 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 49
58 Government National Mortgage Association, Pool #MA6283 ................. 3.00 11/20/49 52
122 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 110
100 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 91
10 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 10
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
15 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 13
87 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 78
79 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 71
101 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 91
38 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 34
278 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 249
41 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 37
9 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 9

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 $ 11
31 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 29
91 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 83
27 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 25
88 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 82
102 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 95
92 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 85
36 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 33
10 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 9
8 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 8
7 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7
12 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 11
71 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 66
54 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 49
18 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 16
37 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 34
9 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 8
38 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 36
101 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 96
70 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 66
178 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 169
88 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 82
60 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 56
41 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 38
1 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 1
30 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 28
40 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 37
313 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 286
199 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 182
78 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 72
54 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 50
49 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 45
66 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 61
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
35 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 33
63 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 59
32 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 30
216 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 197
71 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 66
44 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 41
33 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 30
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
57 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 53
60 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 56
25 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 23
47 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 43
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
32 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 29
101 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 95
57 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 52
54 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 52
100 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 93
45 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 42
62 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 58
43 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 40
53 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 50
44 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 41
29 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 27

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 54 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 $ 50
50 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 47
31 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 28
48 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 45
54 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 50
84 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 77
36 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 34
74 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 69
58 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 54
44 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 41
10 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 9
83 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 78
13 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 12
142 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 132
8 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 7
56 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 53
2 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 2
53 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 49
47 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 44
18 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 18
29 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 28
60 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 59
39 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 38
20 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 19
31 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 30
12 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 12
7 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
73 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 70
40 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 39
65 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 62
11 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 10
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
11 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 10
6 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 6
18 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 17
34 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 32
11 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 10
34 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 33
62 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 59
50 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 49
34 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 33
45 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 43
9 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 9
53 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 51
13 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 13
22 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 21
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
126 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 121
324 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 308
11 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 11
14 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 14
33 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 32
21 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 21
5 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 5
134 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 126
11 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 11
12 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 12
41 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 39
40 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 38

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 $ 15
35 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 34
404 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 383
37 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 36
37 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 36
10 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 9
38 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 37
403 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 382
16 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 16
43 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 41
22 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 22
20 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 19
46 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 44
34 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 33
25 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 24
44 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 42
61 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 59
234 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 228
308 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 302
47 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 46
129 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 131
41 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 40
14 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 14
8 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 8
330 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 322
8 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 8
24 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 24
18 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 18
30 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 30
9 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 9
10 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 10
441 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 428
11 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 11
494 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 480
47 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 46
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
176 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 177
5 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 5
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
27 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 27
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
10 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 10
10 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 9
31 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 31
26 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 26
438 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 426
15 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 15
74 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 75
4 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
11 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 11
37 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 38
313 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 314
17 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 18
345 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 345
346 Government National Mortgage Association, Pool #MB0307 ................ 5.00 4/20/55 345
346 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 346
25 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 26
7 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 7

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 324 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 $ 324
27 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 28
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4
180 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 179
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
440 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 438
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
342 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 342
126 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 130
578 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 579
16 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 16
7 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
8 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 8
7 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
248 Government National Mortgage Association, Pool #MB0423 ................ 5.00 6/20/55 247
7 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 7
7 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 7
52 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 54
13 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 13
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
7 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 8
530 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 527
410 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 413
239 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 241
393 Government National Mortgage Association, Pool #MB0259 ................ 5.50 3/20/55 396
372 Government National Mortgage Association, Pool #MB0424 ................ 5.50 6/20/55 375
427 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 431
399 Government National Mortgage Association, Pool #MB0308 ................ 5.50 4/20/55 402
501 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 506
334 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 337
264 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 266
417 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 420
23 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 23
155 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 157
140 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 142
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
4 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
34 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 36
313 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 316
405 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 409
364 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 368
483 Government National Mortgage Association, Pool #MB0148 ................ 6.00 1/20/55 491
225 Government National Mortgage Association, Pool #MA9780 ................ 6.00 7/20/54 229
19 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 20
119 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 122
370 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 377
387 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 395
329 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 336
263 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 267
23 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 23
19 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 19
289 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 294
130 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 134
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
189 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 195
299 Government National Mortgage Association, Pool #MB0558 ................ 6.50 8/20/55 309
266 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 274
800 Government National Mortgage Association, 30 YR TBA .................. 2.00 10/20/55 661
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 11/20/55 21

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 700 Government National Mortgage Association, 30 YR TBA .................. 2.50 10/20/55 $ 602
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 11/20/55 22
500 Government National Mortgage Association, 30 YR TBA .................. 3.00 10/20/55 446
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 11/20/55 23
600 Government National Mortgage Association, 30 YR TBA .................. 3.50 10/20/55 547
425 Government National Mortgage Association, 30 YR TBA .................. 4.00 10/20/55 400
50 Government National Mortgage Association, 30 YR TBA .................. 4.50 11/20/55 48
675 Government National Mortgage Association, 30 YR TBA .................. 4.50 10/20/55 654
350 Government National Mortgage Association, 30 YR TBA .................. 5.00 10/20/55 348
75 Government National Mortgage Association, 30 YR TBA .................. 5.00 11/20/55 75
350 Government National Mortgage Association, 30 YR TBA .................. 5.50 10/20/55 353
250 Government National Mortgage Association, 30 YR TBA .................. 5.50 11/20/54 252
200 Government National Mortgage Association, 30 YR TBA .................. 6.00 11/20/54 203
1,000 Government National Mortgage Association, 30 YR TBA .................. 6.00 10/20/55 1,017
50 Government National Mortgage Association, 30 YR TBA .................. 6.50 11/20/55 51
400 Government National Mortgage Association, 30 YR TBA .................. 6.50 10/20/55 411
325 Government National Mortgage Association, 30 YR TBA .................. 7.00 10/20/55 334
Total U.S. Government Agency Mortgages (cost $210,757) ............... 195,394
Corporate Bonds — 0.12%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 95
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 213
Total Corporate Bonds (cost $304) ................................. 308
Shares
Investment Companies — 23.28%
Domestic Fixed Income — 15.12%
257,750
iShares U.S. Treasury Bond ETF .................................... 5,959
534,162
Vanguard Intermediate-Term Treasury ETF ............................ 32,065
38,024
Money Market Funds — 8.16%
20,519,553
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(b) 20,520
Total Investment Companies (cost $57,602) ........................... 58,544
Total Investments (cost $283,940) — 106.97% ......................... 268,977
Liabilities in excess of other assets — (6.97)% ......................... (17,530)
Net Assets — 100.00% .......................................... $ 251,447
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on September 30, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.24% — — 1.24%
Collateralized Mortgage-Backed Securities .................................................................................... 4.62% — — 4.62%
U.S. Government Agency Mortgages ............................................................................................. 77.71% — — 77.71%
Corporate Bonds .............................................................................................................................. 0.12% — — 0.12%
Investment Companies .................................................................................................................... 7.56% 15.17% 0.55% 23.28%
Other Assets (Liabilities) ................................................................................................................. -6.97% — — -6.97%
Total Net Assets .......................................................................................................................... 84.28% 15.17% 0.55% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
178
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 96.82%
Alabama — 3.48%
$ 2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 $ 2,400
Arizona — 3.41%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,058
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,291
2,349
Arkansas — 1.88%
1,295 Rogers School District No. 30, GO Continuously Callable @ 100 (State Aid
Withholding) .............................................. 4.00 2/1/26 1,295
California — 1.68%
1,100 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@ 100  .................................................. 5.00 7/1/28 1,158
Florida — 2.05%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,414
Georgia — 1.93%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,329
Illinois — 6.60%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,866
1,695 State of Illinois, GO  ............................................ 5.00 2/1/26 1,709
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 977
4,552
Iowa — 0.81%
550 Linn-Mar Community School District, GO Continuously Callable @ 100 (BAM) . 5.00 5/1/27 558
Kansas — 2.22%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A
Continuously Callable @ 100 (Pre-Refunded/Escrowed to Maturity) ...... 5.00 9/1/36 1,532
Maryland — 5.79%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,019
660 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 666
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,758
540 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 554
3,997
Minnesota — 5.79%
1,730 City of Minneapolis MN, GO  ...................................... 5.00 12/1/26 1,779
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,363
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 849
3,991
Missouri — 1.63%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,122
Nebraska — 3.01%
2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 2,073
New Hampshire — 1.56%
940 New Hampshire Municipal Bond Bank Revenue, Series B  ................. 5.00 8/15/32 1,078

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey — 8.87%
$ 1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 $ 1,798
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/30 1,272
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,049
6,119
New Mexico — 2.57%
1,740 Albuquerque Municipal School District No. 12, GO, Series A (State Aid
Withholding) .............................................. 5.00 8/1/26 1,776
New York — 5.12%
1,605 New York City Transitional Finance Authority Revenue, Series C-1  ........... 5.00 5/1/28 1,708
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,825
3,533
Oregon — 1.87%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @ 100  ........ 5.00 4/1/30 1,289
South Carolina — 2.42%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,667
South Dakota — 3.08%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,126
Tennessee — 4.06%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,665
1,000 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 1,138
2,803
Texas — 15.39%
1,735 Arlington Independent School District/TX, GO (PSF-GTD) ................. 5.00 2/15/26 1,750
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,725
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,697
1,245 County of Williamson TX, GO  ..................................... 5.00 2/15/28 1,315
1,450 Humble Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/28 1,537
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,589
970 Marble Falls Independent School District, GO (PSF-GTD) ................. 5.00 2/15/27 1,001
10,614
Virginia — 3.66%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 990
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity) ................................ 5.00 7/1/26 1,532
2,522
Washington — 4.16%
1,260 Central Puget Sound Regional Transit Authority Revenue, Series S1 Continuously
Callable @ 100 (Pre-Refunded/Escrowed to Maturity) ................ 4.00 11/1/50 1,261
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,611
2,872
Wisconsin — 3.78%
1,260 City of Kenosha WI, GO, Series A  .................................. 5.00 9/1/32 1,437
1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 1,172
2,609
Total Municipal Bonds (cost $66,429) ............................... 66,778

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
As of September 30, 2025, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 2.16%
Money Market Funds — 2.16%
1,486,669
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.01(b) $ 1,487
Total Investment Company (cost $1,487) ............................. 1,487
Total Investments (cost $67,916) — 98.98% .......................... 68,265
Other assets in excess of liabilities — 1.02% .......................... 703
Net Assets — 100.00% .......................................... $ 68,968
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on September 30, 2025.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — September 30, 2025 (Unaudited)
181
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 85.60%
Alabama — 2.04%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @ 100  .................................. 5.00 6/1/29 $ 1,418
2,895 Black Belt Energy Gas District Revenue Continuously Callable @ 100  ........ 4.00(a) 6/1/51 2,961
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,626
1,000 Black Belt Energy Gas District Revenue, Series B Continuously Callable @ 100  . 5.00 10/1/35 1,044
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @ 100  ......... 5.00 10/1/36 1,975
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@ 100  .................................................. 5.75(a) 4/1/54 1,111
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,024
11,159
Arizona — 1.44%
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @ 100
(AMT) .................................................. 4.00(a) 6/1/49 3,500
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@ 100  .................................................. 5.00 7/1/32 1,863
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@ 100 (AMT) ............................................. 5.00 7/1/30 1,663
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @ 100  .................................. 5.00 5/1/39 875
7,901
California — 4.65%
3,000 California Community Choice Financing Authority Revenue, Series D Continuously
Callable @ 100  ............................................ 5.00(a) 10/1/55 3,157
1,700 Inglewood Unified School District, GO, Series B Continuously Callable @ 100  .. 5.50 8/1/43 1,909
1,000 Los Angeles Department of Water & Power Revenue, Series A Continuously Callable
@ 100 (BAM) ............................................. 5.00 7/1/40 1,073
1,900 Los Angeles Department of Water & Power Revenue, Series E  .............. 5.00 7/1/34 2,150
945 Los Angeles Unified School District/CA, GO, Series A  .................... 5.00 7/1/30 1,067
1,000 Ontario Public Financing Authority Revenue, Series A Continuously Callable @ 100  5.00 11/1/39 1,122
1,025 Ontario Public Financing Authority Revenue, Series A Continuously Callable @ 100  5.00 11/1/42 1,116
7,960 San Bernardino City Unified School District Certificates of Participation
Continuously Callable @ 100 (AGC) ............................. 5.00 10/1/41 8,634
650 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/31 720
1,000 Southern California Public Power Authority Revenue, Series 1  .............. 5.00 7/1/32 1,117
1,000 State of California, GO Continuously Callable @ 100  .................... 5.00 4/1/35 1,065
2,000 State of California, GO Continuously Callable @ 100  .................... 5.00 9/1/33 2,284
25,414
Colorado — 1.29%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 563
2,340 Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Series
A (b) .................................................... 5.00 4/1/35 2,537
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable @
100  .................................................... 5.00 3/15/29 3,955
7,055
Connecticut — 0.79%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,112
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @ 100  5.00 11/1/34 1,677
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,051
465 State of Connecticut, GO, Series E Continuously Callable @ 100  ............ 5.00 9/15/32 496
4,336
Delaware — 0.13%
620 Delaware Transportation Authority Revenue Continuously Callable @ 100  ..... 5.00 7/1/32 687
District of Columbia — 1.81%
2,500 District of Columbia Revenue Continuously Callable @ 100  ................ 5.00 7/15/32 2,513

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
District of Columbia (continued)
$ 2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @ 100 (AMT) ............................ 4.00 10/1/36 $ 2,078
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,150
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,168
9,909
Florida — 4.84%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @ 100  5.00(a) 12/1/37 2,030
1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 1,677
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,339
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,899
960 County of Miami-Dade FL, GO, Series A  ............................. 5.00 7/1/33 1,110
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,001
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @ 100  ........ 5.00 10/1/34 2,189
1,000 Miami Beach Redevelopment Agency Tax Allocation  ..................... 5.00 2/1/31 1,111
2,000 Mid-Bay Bridge Authority Revenue Continuously Callable @ 100  ........... 5.00 10/1/36 2,240
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @ 100  .. 5.00 10/1/32 3,421
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @ 100  .................................. 5.00 8/1/36 1,152
3,875 Volusia County Educational Facility Authority Revenue Continuously Callable @
100  .................................................... 5.00 10/15/39 4,292
26,461
Georgia — 1.40%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @ 100  .. 4.00(a) 3/1/50 5,034
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,702
1,000 State of Georgia, GO, Series A Continuously Callable @ 100  ............... 3.00 8/1/36 930
7,666
Illinois — 6.70%
4,000 Chicago Midway International Airport Revenue, Series C Continuously Callable @
100  .................................................... 5.00 1/1/41 4,100
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable @
100 (AMT) ............................................... 5.00 1/1/33 430
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 494
4,335 Chicago O'Hare International Airport Revenue, Series D Continuously Callable @
100  .................................................... 5.00 1/1/42 4,345
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,142
1,465 Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A Continuously
Callable @ 100  ............................................ 5.00 12/1/36 1,653
49 City of Chicago IL Certificates of Participation, Series NT Continuously Callable @
100  .................................................... 7.46 2/15/26 36
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @ 100 (BAM) ...................................... 5.00 1/1/37 1,317
2,335 City of Chicago IL, GO, Series A Continuously Callable @ 100  ............. 4.00 1/1/36 2,176
500 Illinois Finance Authority Revenue, Series A Continuously Callable @ 100  ..... 5.00 7/1/44 535
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,594
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @ 100  ... 5.00(a) 5/15/50 1,386
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable @
100  .................................................... 5.00 1/1/30 918
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,594
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,215
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @ 100  .. 5.00 1/1/35 1,406
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @ 100  ..... 5.00 6/15/43 6,235
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,039
2,995 The Board of Trustees of the University of Illinois Certificates of Participation,
Series B Continuously Callable @ 100  ........................... 5.00 10/1/27 3,052
36,667

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Indiana — 1.51%
$ 2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 $ 2,538
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @ 100  ..... 5.00 10/1/34 1,523
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,176
8,237
Iowa — 0.09%
450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable @
100  .................................................... 5.00 6/1/32 495
Kansas — 0.19%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,052
Kentucky — 1.08%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable @
100  .................................................... 5.25(a) 4/1/54 3,384
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,283
1,170 University of Kentucky Revenue, Series A Continuously Callable @ 100  ....... 5.00 4/1/43 1,235
5,902
Lousiana — 0.42%
2,180 Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Continuously
Callable @ 100  ............................................ 5.25 7/15/44 2,310
Maine — 0.39%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,045
1,000 Regional School Unit No. 14, GO Continuously Callable @ 100  ............. 5.00 11/1/42 1,079
2,124
Maryland — 2.28%
2,000 County of Baltimore MD, GO Continuously Callable @ 100  ................ 4.00 3/1/33 2,071
1,190 County of Howard MD, GO, Series A Continuously Callable @ 100  .......... 5.00 8/15/34 1,356
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,188
2,500 State of Maryland Department of Transportation Revenue Continuously Callable @
100  .................................................... 5.00 10/1/32 2,779
1,000 State of Maryland Department of Transportation Revenue Continuously Callable @
100  .................................................... 4.00 10/1/32 1,015
1,495 State of Maryland, GO, Series A Continuously Callable @ 100  .............. 5.00 6/1/34 1,688
1,240 State of Maryland, GO, Series A Continuously Callable @ 100  .............. 5.00 3/15/31 1,375
12,472
Massachusetts — 2.45%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,377
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @ 100  ... 5.00 5/1/35 880
1,500 Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
Continuously Callable @ 100  .................................. 4.00 7/1/37 1,548
425 Massachusetts Development Finance Agency Revenue Continuously Callable @
100  .................................................... 5.25 6/1/43 452
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @ 100  ............................................ 5.00 7/1/35 3,991
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,475
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,670
13,393
Michigan — 3.99%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable @
100  .................................................... 5.00 7/1/37 1,082
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @ 100  ............................................ 5.00 10/1/38 2,136
1,000 Forest Hills Public Schools/MI, GO, Series I Continuously Callable @ 100  ..... 5.00 5/1/44 1,064

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Michigan (continued)
$ 1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/37 $ 1,397
2,500 Great Lakes Water Authority Water Supply System Revenue, Series B  ......... 5.00 7/1/34 2,885
1,000 Michigan Finance Authority Revenue Continuously Callable @ 100  .......... 5.50 12/1/29 1,004
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,207
1,000 Michigan Finance Authority Revenue Continuously Callable @ 100  .......... 4.00 2/15/44 902
6,000 Michigan Finance Authority Revenue Continuously Callable @ 100  .......... 5.00(a) 11/15/44 6,383
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,532
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,428
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 801
21,821
Minnesota — 2.60%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @ 100  ............................................ 5.00 1/1/36 1,959
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,118
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,344
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,427
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,561
3,000 State of Minnesota, GO, Series B Continuously Callable @ 100  ............. 5.00 8/1/35 3,418
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,412
14,239
Missouri — 1.00%
1,545 City of Kansas City MO Water Revenue, Series A Continuously Callable @ 100  . 5.00 12/1/44 1,633
995 St Joseph School District/MO, GO (ST AID DIR DEP) .................... 5.00 3/1/27 1,030
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,817
5,480
Nebraska — 0.66%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @ 100  ..... 4.00 4/1/31 1,046
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @ 100  ..... 4.00 4/1/32 1,040
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @ 100  .. 5.00 2/1/34 1,531
3,617
Nevada — 1.79%
750 City of North Las Vegas NV, GO, Series B  ............................ 5.00 6/1/33 857
2,915 Clark County School District, GO, Series A Continuously Callable @ 100 (AGM) 5.00 6/15/32 3,193
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @ 100  .... 4.00 6/1/34 5,736
9,786
New Jersey — 2.81%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,282
430 New Jersey Economic Development Authority Revenue Continuously Callable @
100  .................................................... 5.00 11/1/30 469
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,057
2,155 New Jersey Educational Facilities Authority Revenue, Series A Continuously
Callable @ 100  ............................................ 5.00(a) 7/1/64 2,487
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,835
2,000 New Jersey Institute of Technology Revenue, Series A Continuously Callable @ 100
(BAM) .................................................. 5.00 7/1/42 2,121
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @ 100  ............................................ 5.00 6/15/36 841
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,102
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @ 100  ............................................ 5.00 6/15/36 1,960
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,188
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable @
100  .................................................... 5.00 6/1/33 1,056
15,398

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Mexico — 0.20%
$ 1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @ 100
(State Aid Withholding) ...................................... 5.00 8/1/29 $ 1,094
New York — 7.28%
2,890 City of New York NY, GO, Series 1-A Continuously Callable @ 100  .......... 5.00 4/1/32 3,198
740 City of New York NY, GO, Series B-1  ................................ 5.00 8/1/32 839
5,000 City of New York NY, GO, Series E Continuously Callable @ 100  ........... 5.00 8/1/43 5,350
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @ 100  5.00 3/15/35 1,336
865 New York City Municipal Water Finance Authority Revenue, Series CC  ....... 5.00 6/15/31 982
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,777
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @ 100  .................................. 5.00 6/15/34 1,151
930 New York City Transitional Finance Authority Revenue, Series A-1  ........... 5.00 11/1/32 1,064
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @ 100  ............................................ 5.00 11/1/36 1,684
3,000 New York Energy Finance Development Corp. Revenue Continuously Callable @
100  .................................................... 5.00(a) 7/1/56 3,223
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable @
100  .................................................... 5.00 2/15/31 1,031
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @ 100  5.00 3/15/35 5,305
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,865
1,750 New York Transportation Development Corp. Revenue Continuously Callable @
100  .................................................... 6.00 6/30/43 1,923
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @ 100 (AMT) ....................................... 4.00 3/15/30 5,080
39,808
North Carolina — 0.81%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 928
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,220
1,130 Nash Health Care Systems Revenue Continuously Callable @ 100  ........... 5.50 2/1/43 1,213
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,066
4,427
Ohio — 4.32%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @ 100  ............................................ 5.00 6/1/32 3,203
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @ 100  ....... 5.00 6/1/29 1,471
5,645 County of Allen OH Hospital Facilities Revenue, Series A Continuously Callable @
100  .................................................... 5.00 11/1/39 6,103
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,085
125 County of Mahoning OH Revenue (Pre-Refunded/Escrowed to Maturity) (NATL) . 5.50 10/15/25 126
800 County of Montgomery OH Revenue Continuously Callable @ 100  .......... 5.00 8/1/33 878
1,130 County of Warren OH Revenue Continuously Callable @ 100  ............... 5.00 7/1/36 1,230
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @
100  .................................................... 5.00 12/1/37 1,962
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @ 100  ........................... 5.00 6/1/35 3,511
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 2,052
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 787
1,150 University of Cincinnati Revenue, Series A Continuously Callable @ 100  ...... 5.25 6/1/43 1,246
23,654
Oklahoma — 0.50%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @ 100  ... 5.00 6/1/37 2,163
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable @
100 (AGM) ............................................... 4.00 1/1/32 564
2,727

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Oregon — 1.65%
$ 1,250 Clackamas Community College District, GO Continuously Callable @ 100 (SCH
BD GTY) ................................................ 5.00 6/15/44 $ 1,328
2,500 Multnomah County School District No. 1J Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,737
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @ 100
(AMT) .................................................. 5.00 7/1/35 2,685
2,000 Portland Community College District, GO Continuously Callable @ 100  ....... 5.00 6/15/35 2,272
9,022
Pennsylvania — 5.71%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,050
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,092
2,000 City of Philadelphia PA, GO, Series A Continuously Callable @ 100  .......... 5.00 8/1/38 2,235
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @ 100  .......... 5.00 2/1/30 2,853
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @ 100  .......... 5.00 2/1/31 1,876
1,000 Commonwealth Financing Authority Revenue Continuously Callable @ 100  .... 5.00 6/1/32 1,051
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@ 100 (AMT) ............................................. 2.45(a) 12/1/39 1,725
4,000 Montgomery County Industrial Development Authority/PA Revenue, Series A
Continuously Callable @ 103  .................................. 5.00 11/15/42 4,189
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @ 100 (AMT) ....................................... 5.00 12/31/33 4,034
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @ 100  .................................. 5.00 3/15/38 1,073
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,072
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,065
1,100 Pennsylvania Turnpike Commission Revenue Continuously Callable @ 100  .... 5.00 12/1/41 1,162
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @
100  .................................................... 5.00 6/1/35 2,803
1,620 Pennsylvania Turnpike Commission Revenue, Series A Continuously Callable @
100  .................................................... 5.00 12/1/44 1,639
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @ 100 (AGC) ............................. 5.00 4/1/40 1,236
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @ 100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,110
31,265
Rhode Island — 0.49%
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 660
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 2,016
2,676
South Carolina — 0.53%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,073
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 713
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,115
2,901
Tennessee — 1.40%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,322
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,367
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @ 100  ........................ 5.00 5/1/35 1,084
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,128
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 538
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @ 100  ............................................ 4.00 7/1/33 1,382

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Tennessee (continued)
$ 730 Metropolitan Government of Nashville & Davidson County TN, GO, Series A  ... 5.00 1/1/32 $ 831
7,652
Texas — 9.10%
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @ 100
(PSF-GTD) ............................................... 5.00 8/15/39 1,081
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,069
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @ 100  . 5.00 8/15/37 2,755
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,027
300 City of Pearland TX, GO Continuously Callable @ 100  ................... 5.00 3/1/29 310
670 City of Round Rock TX, GO Continuously Callable @ 100  ................ 5.00 8/15/39 739
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,393
6,000 Clifton Higher Education Finance Corp. Revenue, Series A Continuously Callable @
100 (PSF-GTD) ............................................ 5.00 2/15/38 6,497
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable @
100 (PSF-GTD) ............................................ 4.00 8/15/34 985
1,545 County of Harris TX Revenue, Series A Continuously Callable @ 100  ......... 5.00 8/15/30 1,578
1,750 County of Harris TX Revenue, Series B Continuously Callable @ 100  ......... 5.00 8/15/34 1,752
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @ 100  ............ 5.00 12/1/33 5,123
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 609
1,700 El Paso County Hospital District, GO Continuously Callable @ 100  .......... 5.00 2/15/39 1,817
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @ 100  ............................................ 5.00 10/1/27 1,502
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,171
850 Love Field Airport Modernization Corp. Revenue Continuously Callable @ 100  . 5.00 11/1/28 850
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,182
2,180 Lower Colorado River Authority Revenue Continuously Callable @ 100  ....... 5.00 5/15/32 2,381
1,000 Lower Colorado River Authority Revenue Continuously Callable @ 100 (AGM) . 5.00 5/15/34 1,133
2,410 Midland Independent School District, GO Continuously Callable @ 100 (PSF-GTD) 5.00 2/15/37 2,664
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @ 103  ............................................ 5.00 10/1/36 1,669
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/32 1,419
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @ 100  .................................. 5.00(a) 7/1/53 2,203
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @ 100  .................................. 5.50(a) 1/1/54 3,870
900 Texas Municipal Power Agency Revenue Continuously Callable @ 100 (BAM) .. 5.00 9/1/41 961
925 Texas Transportation Commission, GO  ............................... 5.00 4/1/32 1,054
49,794
Vermont — 0.23%
1,200 Vermont Student Assistance Corp. Revenue, Series A  ..................... 5.00 6/15/33 1,273
Virginia — 0.33%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @ 100  ............................................ 5.00 4/1/38 850
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 7/1/31 945
1,795
Washington — 4.09%
790 City of Seattle WA Municipal Light & Power Revenue  .................... 5.00 2/1/32 901
955 City of Seattle WA, GO Continuously Callable @ 100  .................... 5.00 5/1/38 1,064
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @ 100 (SCH BD GTY) ................................ 5.00 12/1/36 1,747
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,514
1,555 Port of Seattle WA Revenue, Series B Continuously Callable @ 100 (AMT) ..... 5.00 8/1/33 1,683
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @ 100  .......... 5.00 7/1/36 3,971

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Washington (continued)
$ 715 Snohomish County Public Utility District No. 1 Electric System Revenue, Series
1-A  .................................................... 5.00 12/1/35 $ 831
1,300 State of Washington, GO, Series C Continuously Callable @ 100  ............ 5.00 2/1/33 1,451
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 901
7,065 State of Washington, GO, Series R-2017A Continuously Callable @ 100  ....... 5.00 8/1/32 7,187
1,000 University of Washington Revenue, Series A Continuously Callable @ 100  ..... 5.00 4/1/37 1,136
22,386
Wisconsin — 2.61%
580 Madison Metropolitan School District/WI, GO Continuously Callable @ 100  .... 5.00 3/1/34 629
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,624
1,000 Racine Unified School District, GO Continuously Callable @ 100 (AGC) ....... 4.00 4/1/44 969
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,238
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @ 100  ............................................ 5.00(a) 4/1/54 1,173
1,000 West Allis West Milwaukee School District, GO Continuously Callable @ 100  ... 3.00 4/1/38 912
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,114
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 11/15/35 2,475
2,000 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @ 100  .................................. 5.00 8/15/40 2,138
14,272
Total Municipal Bonds (cost $466,635) .............................. 468,327
Shares
Investment Companies — 13.06%
Domestic Fixed Income — 12.31%
453,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,922
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 7,167
96,407
BlackRock Municipal Income Trust .................................. 969
371,024
BlackRock MuniHoldings California Quality Fund, Inc. ................... 4,026
371,247
BlackRock MuniHoldings Fund, Inc. ................................. 4,362
56,695
BlackRock MuniHoldings New York Quality Fund, Inc. ................... 579
215,857
BlackRock MuniVest Fund, Inc. .................................... 1,481
559,426
BlackRock MuniYield Fund, Inc. ................................... 5,907
112,750
BlackRock MuniYield New York Quality Fund, Inc. ...................... 1,120
391,043
BlackRock MuniYield Quality Fund III, Inc. ........................... 4,333
53,221
BlackRock New York Municipal Income Trust .......................... 539
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,693
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 812
45,690
Eaton Vance California Municipal Bond Fund .......................... 434
82,382
Eaton Vance Municipal Bond Fund .................................. 819
84,523
Eaton Vance New York Municipal Bond Fund .......................... 833
71,605
Federated Hermes Premier Municipal Income Fund ...................... 791
123,981
iShares National Muni Bond ETF ................................... 13,202
195,885
MFS High Income Municipal Trust .................................. 729
518,249
MFS High Yield Municipal Trust .................................... 1,798
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,320
201,590
PIMCO California Municipal Income Fund ............................ 1,758
461,349
PIMCO Municipal Income Fund II .................................. 3,649
397,985
Western Asset Managed Municipals Fund, Inc. .......................... 4,115
67,358

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — September 30, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2025.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds — 0.75%
4,088,549
BlackRock Liquidity Funds MuniCash ................................ 2.90(c) $ 4,089
Total Investment Companies (cost $70,696) ........................... 71,447
Total Investments (cost $537,331) — 98.66% ......................... 539,774
Other assets in excess of liabilities — 1.34% .......................... 7,322
Net Assets — 100.00% .......................................... $ 547,096
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on September 30, 2025.
(b) Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Annualized 7-day yield as of period-end.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 77.66% 7.94% — — 85.60%
Investment Companies ............................................................................................ 0.19% — 12.31% 0.56% 13.06%
Other Assets (Liabilities) ........................................................................................ 0.90% 0.13% 0.30% 0.01% 1.34%
Total Net Assets ................................................................................................. 78.75% 8.07% 12.61% 0.57% 100.00%